UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

1 Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 13.2%
Amazon.com *	24,769	$5,065
American Axle & Manufacturing Holdings * (A)	52,600	598
American Eagle Outfitters	102,000	1,301
Apollo Group, Cl A *	167,300	7,308
Autoliv (A)	13,600	1,067
Autozone *	3,600	1,062
Bed Bath & Beyond *	130,753	7,632
Best Buy (A)	292,941	9,201
Big Lots *	27,800	922
BorgWarner * (A)	12,571	1,016
Career Education *	30,800	651
Carnival	2,700	102
CBS, Cl B	403,300	11,490
Coach	272,926	17,448
Comcast, Cl A	221,600	5,615
Ctrip.com International ADR * (A)	101,700	4,381
Darden Restaurants	15,100	752
Destination Maternity	1,300	26
DIRECTV, Cl A *	113,900	5,788
DISH Network, Cl A *	69,800	2,141
Foot Locker	5,700	135
Ford Motor * (A)	252,400	3,481
GameStop, Cl A * (A)	45,800	1,222
Gannett (A)	59,800	856
Gap (A)	77,800	1,408
Genuine Parts	13,300	724
Global Sources *	7,400	68
Goodyear Tire & Rubber *	94,900	1,591
Guess?	8,700	366
Harley-Davidson	133,633	5,475
Harman International Industries	9,600	437
Home Depot	33,600	1,217
ITT Educational Services *	11,500	900
John Wiley & Sons, Cl A	2,887	150
Johnson Controls	264,801	11,032
Las Vegas Sands *	64,136	2,707
Liberty Global, Cl A * (A)	18,800	847
Limited Brands	21,600	831
Lowe’s	557,247	12,989
Macy’s	307,800	9,000
McDonald’s	99,052	8,352
McGraw-Hill	53,200	2,230
NetFlix * (A)	13,468	3,538
News, Cl A	91,600	1,621
Nike, Cl B	132,729	11,943
Omnicom Group	19,100	920
PetSmart	2,300	104
Pool	5,900	176
priceline.com * (A)	15,500	7,935
Pulte Homes *	36,700	281
RadioShack (A)	39,200	522
Service International	29,400	343
Staples	219,500	3,468
Starbucks	68,397	2,701
Starwood Hotels & Resorts Worldwide	33,974	1,904

Description	Shares	Market Value ($ Thousands)

Sturm Ruger	1,200	$26
Target	212,073	9,948
Time Warner	140,057	5,094
Time Warner Cable, Cl A	95,700	7,469
TJX	54,300	2,852
TRW Automotive Holdings *	15,300	903
Tupperware Brands	10,300	695
Urban Outfitters *	197,102	5,548
VF (A)	26,064	2,830
Viacom, Cl B	24,400	1,244
Walt Disney	86,700	3,385
Warnaco Group *	18,300	956
Washington Post, Cl B	1,500	628
Whirlpool (A)	29,600	2,407
Williams-Sonoma	21,100	770
Wyndham Worldwide	3,100	104
Wynn Resorts	1,400	201
Yum! Brands	48,984	2,706

		232,806

Consumer Staples — 7.9%
Altria Group	78,900	2,084
Anheuser-Busch InBev ADR	41,246	2,392
Archer-Daniels-Midland	56,700	1,710
Bunge (A)	10,400	717
Casey’s General Stores (A)	17,700	779
Clorox	3,000	202
Coca-Cola	179,807	12,099
Coca-Cola Bottling Consolidated	100	7
Coca-Cola Enterprises	39,000	1,138
ConAgra Foods	137,200	3,541
Constellation Brands, Cl A *	66,800	1,391
Corn Products International	21,300	1,177
Costco Wholesale	207,388	16,848
CVS Caremark	150,900	5,671
Dr Pepper Snapple Group	54,900	2,302
Estee Lauder, Cl A	37,632	3,958
Fresh Del Monte Produce	8,400	224
Herbalife	28,000	1,614
Hormel Foods	3,400	101
Kimberly-Clark	27,900	1,857
Kraft Foods, Cl A	22,900	807
Kroger	246,413	6,111
Lorillard	21,500	2,341
Mead Johnson Nutrition, Cl A	164,423	11,107
PepsiCo	75,433	5,313
Philip Morris International	105,900	7,071
Procter & Gamble	306,937	19,512
Reynolds American	30,400	1,126
Safeway (A)	116,000	2,711
Smart Balance *	11,100	58
Smithfield Foods *	91,500	2,001
Susser Holdings *	5,000	78
SYSCO	29,500	920
Tyson Foods, Cl A	134,600	2,614
Walgreen	215,400	9,146
Wal-Mart Stores	162,206	8,620

		139,348

Energy — 9.9%
Anadarko Petroleum	13,300	1,021
Apache	25,100	3,097

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Arch Coal	11,800	$315
Atwood Oceanics * (A)	18,400	812
Baker Hughes	25,979	1,885
BG Group ADR (A)	14,512	1,658
Canadian Natural Resources	222,875	9,330
Chesapeake Energy (A)	50,600	1,502
Chevron	233,300	23,993
Cimarex Energy	4,800	432
ConocoPhillips	303,500	22,820
Consol Energy	48,320	2,343
Devon Energy	41,600	3,278
Energen	16,800	949
EOG Resources (A)	99,866	10,441
Exxon Mobil	183,900	14,966
FMC Technologies * (A)	171,389	7,677
Halliburton	146,300	7,461
Helix Energy Solutions Group *	12,100	200
Hess	64,300	4,807
Marathon Oil	131,000	6,901
McDermott International *	41,500	822
Murphy Oil	59,600	3,913
National Oilwell Varco	59,055	4,619
Noble (A)	16,100	635
Noble Energy	44,600	3,997
Occidental Petroleum	50,300	5,233
Oceaneering International	29,800	1,207
Patterson-UTI Energy	47,300	1,495
Peabody Energy	6,800	401
Range Resources	23,958	1,330
Schlumberger	191,765	16,568
SEACOR Holdings	5,900	590
Transocean (A)	7,700	497
Unit *	17,600	1,072
Valero Energy	169,200	4,326
W&T Offshore	26,073	681
Williams	48,400	1,464

		174,738

Financials — 13.1%
ACE	54,500	3,587
Aflac	53,800	2,511
Alexandria Real Estate Equities †	1,000	77
Allstate	40,800	1,246
American Financial Group	47,040	1,679
Ameriprise Financial	69,000	3,980
Annaly Capital Management † (A)	51,600	931
Apartment Investment & Management, Cl A †	49,500	1,264
Assurant	82,100	2,978
Astoria Financial	7,700	98
AvalonBay Communities †	1,500	193
Banco Latinoamericano de Exportaciones, Cl E	1,000	17
Bank of America	854,700	9,367
Bank of Hawaii (A)	27,100	1,261
Bank of New York Mellon	378,685	9,702
Berkshire Hathaway, Cl B *	138,600	10,726
BlackRock	20,914	4,012
Boston Properties †	2,400	255
Brandywine Realty Trust †	67,500	782

Description	Shares	Market Value ($ Thousands)

Brookfield Asset Management, Cl A	25,100	$833
Capital One Financial	186,700	9,647
CBL & Associates Properties † (A)	41,500	752
Charles Schwab (A)	360,783	5,935
Chubb	82,100	5,140
Citigroup	278,330	11,590
Citizens & Northern	2,200	33
City National	3,500	190
CME Group	25,628	7,473
CNA Financial	25,700	747
Comerica	81,259	2,809
Commerce Bancshares	48,000	2,064
CommonWealth †	17,600	455
Digital Realty Trust †	1,700	105
Discover Financial Services	173,000	4,628
Endurance Specialty Holdings	14,700	608
Equity Residential †	5,000	300
Everest Re Group	8,500	695
FBL Financial Group, Cl A	4,500	145
Federal Realty Investment Trust †	1,000	85
Fifth Third Bancorp	246,600	3,144
Financial Institutions	900	15
First Interstate Bancsystem, Cl A	600	9
Franklin Resources	13,500	1,772
Fulton Financial	9,600	103
Goldman Sachs Group	40,800	5,430
Hartford Financial Services Group	134,000	3,534
HCC Insurance Holdings	8,300	261
HCP †	6,500	239
Health Care †	2,900	152
Hospitality Properties Trust †	40,100	972
Host Hotels & Resorts †	66,800	1,132
Huntington Bancshares	269,900	1,770
IntercontinentalExchange *	53,300	6,647
Jones Lang LaSalle	14,500	1,367
JPMorgan Chase	618,000	25,301
Keycorp	547,500	4,561
Kimco Realty †	6,400	119
Lazard, Cl A	19,200	712
Lincoln National	71,200	2,029
Loews	20,500	863
Macerich †	2,200	118
MetLife	37,500	1,645
MFA Financial †	108,000	868
Moody’s (A)	31,600	1,212
Morgan Stanley	65,800	1,514
Nationwide Health Properties †	2,100	87
Nelnet, Cl A	13,900	306
Plum Creek Timber †	2,600	105
PNC Financial Services Group	126,900	7,564
Popular *	88,000	243
Presidential Life	4,000	42
ProLogis †	6,700	240
Protective Life	16,600	384
Prudential Financial	64,600	4,108
Public Storage †	16,200	1,847
Rayonier †	1,400	92

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	16,800	$1,022
Resource Capital †	12,000	76
Senior Housing Properties Trust †	28,600	670
Simon Property Group †	4,800	558
SL Green Realty †	1,400	116
State Street	58,800	2,651
SunTrust Banks	36,900	952
Symetra Financial	13,500	181
T. Rowe Price Group	16,300	984
Taubman Centers †	18,900	1,119
Torchmark	25,700	1,648
Travelers	124,600	7,274
Unum Group	124,934	3,183
US Bancorp	129,700	3,308
Validus Holdings (A)	23,900	740
Ventas †	2,600	137
Vornado Realty Trust †	16,700	1,556
Wells Fargo	566,100	15,885
WesBanco	6,800	134
Weyerhaeuser †	8,900	195
Winthrop Realty Trust †	21,700	259

		232,055

Health Care — 12.7%
Abbott Laboratories	69,000	3,631
Aetna	113,600	5,009
Allergan	164,490	13,694
AmerisourceBergen	39,600	1,639
Amgen *	314,708	18,363
Biogen Idec *	39,000	4,170
Bristol-Myers Squibb	112,700	3,264
Cardinal Health	40,900	1,858
Celgene *	166,108	10,020
Chemed	2,108	138
Cigna	31,500	1,620
Covance * (A)	122,644	7,281
Coventry Health Care *	14,200	518
Covidien	89,928	4,787
DaVita *	66,817	5,787
Eli Lilly	104,400	3,918
Endo Pharmaceuticals Holdings *	31,100	1,249
Express Scripts *	183,700	9,916
Forest Laboratories *	108,800	4,280
Gilead Sciences *	30,900	1,279
Health Net *	32,000	1,027
Hill-Rom Holdings	6,500	299
Humana	29,200	2,352
Idexx Laboratories * (A)	75,347	5,844
Illumina * (A)	51,097	3,840
Immucor *	5,100	104
Intuitive Surgical *	19,825	7,377
Invacare	1,200	40
Johnson & Johnson	307,629	20,464
McKesson	15,200	1,271
Medco Health Solutions *	150,200	8,489
Medicis Pharmaceutical, Cl A	24,100	920
Medtronic	36,200	1,395
Merck	364,900	12,877
Mylan Laboratories *	39,000	962

Description	Shares	Market Value ($ Thousands)

Myriad Genetics *	41,746	$948
Novo Nordisk ADR	42,100	5,274
Omnicare	40,000	1,276
PDL BioPharma	57,700	339
Perrigo (A)	41,900	3,682
Pfizer	958,800	19,751
Stryker	47,784	2,804
UnitedHealth Group	204,630	10,555
Waters *	31,632	3,029
WellPoint	73,400	5,782
Zimmer Holdings *	13,600	860

		223,982

Industrials — 9.7%
3M	20,561	1,950
ABB ADR (A)	283,981	7,369
AGCO *	25,500	1,259
Alaska Air Group *	12,800	876
Alliant Techsystems	3,410	243
Avery Dennison	36,100	1,394
Boeing	107,823	7,971
Briggs & Stratton	11,400	226
Caterpillar	68,070	7,247
CSX	56,900	1,492
Cubic	800	41
Cummins	44,444	4,599
Curtiss-Wright	3,200	104
Danaher	138,257	7,326
Dover	12,400	841
Dun & Bradstreet	14,400	1,088
EMCOR Group *	23,800	698
Expeditors International of Washington	91,200	4,669
FedEx	13,900	1,318
Fluor	133,210	8,613
Gardner Denver	17,500	1,471
General Dynamics	88,800	6,617
General Electric	962,200	18,147
Granite Construction	7,300	179
Harsco	34,900	1,138
HNI	4,500	113
Honeywell International	76,800	4,577
Hubbell, Cl B	1,600	104
Huntington Ingalls Industries * (A)	5,416	187
ITT	23,300	1,373
KBR	82,793	3,121
L-3 Communications Holdings	32,000	2,798
Lockheed Martin	51,100	4,138
NACCO Industries, Cl A	900	87
Norfolk Southern	19,000	1,423
Northrop Grumman (A)	96,500	6,692
Owens Corning *	25,600	956
Parker Hannifin	68,400	6,138
Precision Castparts	61,406	10,111
Quanta Services *	46,750	944
Raytheon	110,667	5,517
Rockwell Automation	17,360	1,506
Rockwell Collins	27,824	1,716
Roper Industries	76,048	6,335
RR Donnelley & Sons (A)	57,000	1,118
Simpson Manufacturing	5,300	159

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Stericycle * (A)	65,111	$5,803
Thomas & Betts *	11,600	625
Timken	26,500	1,336
Tyco International	59,915	2,962
Union Pacific	84,500	8,822
United Continental Holdings * (A)	28,300	641
United Technologies	35,252	3,120
URS *	14,000	626
US Airways Group * (A)	63,900	569
Waste Management	21,500	801

		171,294

Information Technology — 20.3%
Accenture, Cl A	115,791	6,996
Adobe Systems *	372,793	11,724
Amdocs *	23,500	714
Amphenol, Cl A	112,561	6,077
Ansys *	98,614	5,391
Apple *	127,452	42,782
Applied Materials	171,300	2,228
Autodesk *	174,713	6,744
Avnet *	17,500	558
AVX	2,800	43
Black Box	500	16
Broadcom, Cl A	129,100	4,343
CA	57,700	1,318
Check Point Software Technologies * (A)	30,476	1,733
Cisco Systems	673,000	10,505
Citrix Systems *	130,844	10,468
Cognizant Technology Solutions, Cl A *	110,685	8,118
Computer Sciences	30,000	1,139
Convergys *	23,800	325
CoreLogic *	6,100	102
Corning	74,100	1,345
Dell *	129,100	2,152
DST Systems	31,341	1,655
EchoStar, Cl A *	5,200	189
EMC *	328,992	9,064
Fidelity National Information Services	33,000	1,016
First Solar * (A)	22,900	3,029
Genpact *	264,394	4,558
Google, Cl A *	42,207	21,373
Harris	26,600	1,199
Hewlett-Packard	190,200	6,923
IAC * (A)	39,900	1,523
Ingram Micro, Cl A *	37,800	686
Intel	976,527	21,640
International Business Machines	50,861	8,725
Intuit *	113,000	5,860
Jabil Circuit	6,300	127
Juniper Networks *	153,510	4,835
Kla-Tencor	31,100	1,259
Lam Research *	21,700	961
Lexmark International, Cl A *	12,400	363
LSI Logic *	187,600	1,336
Marvell Technology Group *	16,700	246
Mastercard, Cl A	49,912	15,040

Description	Shares	Market Value ($ Thousands)

Microchip Technology	113,800	$4,314
Micron Technology *	152,000	1,137
Microsoft	418,900	10,892
Molex	5,000	129
Motorola Solutions *	39,400	1,814
National Instruments	148,129	4,398
NetApp *	149,939	7,914
Nuance Communications *	66,104	1,419
Oracle	551,379	18,146
Plantronics	2,800	102
Polycom *	60,200	3,871
Qualcomm	432,361	24,554
Rackspace Hosting *	6,593	282
Research In Motion *	19,500	563
SAIC * (A)	61,500	1,034
Salesforce.com * (A)	42,550	6,339
SanDisk *	18,200	755
Seagate Technology	34,100	551
Sina * (A)	24,953	2,597
Sohu.com *	6,600	477
Symantec *	35,000	690
TE Connectivity	33,800	1,242
Tech Data *	13,900	680
Teradata *	80,200	4,828
Texas Instruments	108,700	3,569
VeriSign	152,100	5,089
Visa, Cl A	126,800	10,684
Vishay Intertechnology *	38,100	573
Western Digital *	57,300	2,085
Xerox	97,800	1,018

		358,174

Materials — 2.5%
Allegheny Technologies (A)	35,674	2,264
Ashland	14,400	931
Ball	20,700	796
Cabot	22,900	913
Cliffs Natural Resources	11,200	1,035
Dow Chemical	142,700	5,137
E.I. Du Pont de Nemours	34,000	1,838
Eastman Chemical	21,900	2,235
Freeport-McMoRan Copper & Gold, Cl B	113,513	6,005
H.B. Fuller	400	10
International Paper	59,600	1,777
Lubrizol	8,200	1,101
Materion *	600	22
Monsanto	69,747	5,059
Nalco Holding	56,084	1,560
Noranda Aluminum Holding *	2,200	33
Nucor	10,600	437
Packaging Corp of America	14,800	414
Potash Corp of Saskatchewan	43,243	2,464
PPG Industries	14,100	1,280
Rock-Tenn, Cl A	12,600	836
Sealed Air	19,100	455
Sigma-Aldrich	12,767	937
Steel Dynamics	95,800	1,557
Syngenta ADR	76,400	5,162
Walter Energy	900	104
Westlake Chemical	9,500	493

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Worthington Industries	5,700	$132

		44,987

Telecommunication Services — 3.7%
American Tower, Cl A *	123,321	6,453
AT&T	1,043,375	32,772
Crown Castle International *	179,200	7,310
NII Holdings *	16,300	691
Sprint Nextel *	219,000	1,181
Telephone & Data Systems	30,000	932
Verizon Communications	438,279	16,317

		65,656

Utilities — 2.4%
AES *	19,500	249
Alliant Energy	63,700	2,590
Ameren	82,100	2,368
American Electric Power	199,799	7,528
Atmos Energy	21,600	718
Consolidated Edison	14,900	793
Constellation Energy Group	60,800	2,308
DTE Energy	20,500	1,025
Edison International	91,300	3,538
Entergy	75,200	5,135
Exelon	79,600	3,410
FirstEnergy	31,900	1,408
NextEra Energy	12,600	724
NV Energy	68,200	1,047
OGE Energy	24,100	1,213
Public Service Enterprise Group	91,800	2,996
Sempra Energy	78,700	4,162
Xcel Energy	39,500	960

		42,172

Total Common Stock (Cost $1,499,302) ($ Thousands)		1,685,212

CASH EQUIVALENTS — 5.0%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	154,658	154
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	88,768,703	88,769

Total Cash Equivalents (Cost $88,923) ($ Thousands)		88,923

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P.
0.140%** †† (B)	86,789,939	86,790

Total Affiliated Partnership (Cost $86,790) ($ Thousands)		86,790

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.063%, 12/15/11	$5,132	$5,130

Total U.S. Treasury Obligation (Cost $5,130) ($ Thousands)		5,130

Total Investments — 105.6% (Cost $1,680,145) ($ Thousands) ‡		$1,866,055

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index E-MINI	907	Sep-2011	$2,264
S&P Mid 400 Index E-MINI	709	Sep-2011	354

			$2,618

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,767,506 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $85,455 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of June 30, 2011 was $86,790 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2011

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,680,145 ($ Thousands), and the unrealized appreciation and depreciation were $209,424 ($ Thousands) and ($23,514) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,685,212	$—	$—	$1,685,212
Affiliated Partnership	—	86,790	—	86,790
U.S. Treasury Obligation	—	5,130	—	5,130
Cash Equivalents	88,769	154	—	88,923

Total Investments in Securities	$1,773,981	$92,074	$—	$1,866,055

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	2,618	$—	$—	$2,618

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 7.5%
American Eagle Outfitters	119,900	$1,529
Autoliv (A)	23,600	1,851
Best Buy (A)	94,600	2,971
Brinker International (A)	45,800	1,120
CBS, Cl B	98,100	2,795
Coach	46,500	2,973
Comcast, Cl A	527,900	13,183
Darden Restaurants	33,100	1,647
DIRECTV, Cl A *	59,100	3,003
Ford Motor * (A)	442,200	6,098
Gannett (A)	108,900	1,559
Gap (A)	255,800	4,630
Goodyear Tire & Rubber *	103,800	1,741
Home Depot	166,100	6,016
International Game Technology	100,200	1,762
Kohl’s	34,100	1,705
Liberty Global, Cl A * (A)	32,100	1,446
Macy’s	153,400	4,486
Madison Square Garden, Cl A *	8,750	241
Mattel	58,000	1,594
McGraw-Hill	159,463	6,683
Newell Rubbermaid	495,200	7,814
News, Cl A	184,600	3,267
RadioShack (A)	71,700	954
Staples	303,900	4,802
Target	29,400	1,379
Time Warner (A)	150,800	5,485
Time Warner Cable, Cl A	67,001	5,229
TJX	93,100	4,891
Viacom, Cl B	95,500	4,871
Walt Disney	179,900	7,023
Whirlpool (A)	43,500	3,538

		118,286

Consumer Staples — 8.7%
Altria Group	70,400	1,859
Archer-Daniels-Midland	98,000	2,955
Brown-Forman, Cl B	569	42
Campbell Soup	179,900	6,216
Coca-Cola	93,800	6,312
Coca-Cola Enterprises	57,700	1,684
Colgate-Palmolive (B)	64,800	5,664
ConAgra Foods	48,200	1,244
Corn Products International	52,300	2,891
CVS Caremark	324,500	12,195
Dr Pepper Snapple Group (A)	87,300	3,660
Energizer Holdings *	45,300	3,278
General Mills	53,400	1,988
Herbalife	49,200	2,836
Hormel Foods	14,389	429
Kraft Foods, Cl A	211,300	7,444
Kroger	225,200	5,585
Molson Coors Brewing, Cl B (A)	47,000	2,103
PepsiCo	53,400	3,761
Philip Morris International	39,100	2,611
Procter & Gamble	446,500	28,384
Ralcorp Holdings *	18,000	1,558
Safeway (A)	416,500	9,733
Smithfield Foods *	80,300	1,756
SUPERVALU (A)	111,437	1,049

Description	Shares	Market Value ($ Thousands)

Unilever	99,500	$3,268
Walgreen	107,400	4,560
Wal-Mart Stores	230,600	12,254

		137,319

Energy — 12.3%
Anadarko Petroleum	66,000	5,066
Apache	104,800	12,931
Cameco	128,900	3,397
Chesapeake Energy	54,500	1,618
Chevron	421,300	43,327
ConocoPhillips	332,600	25,008
Devon Energy	105,500	8,315
Energen	36,200	2,045
Exxon Mobil	220,000	17,904
Halliburton	50,100	2,555
Helmerich & Payne	26,200	1,733
Hess	80,500	6,018
Marathon Oil	215,800	11,368
Murphy Oil	174,400	11,451
Noble (A)	30,000	1,182
Occidental Petroleum	122,500	12,745
Patterson-UTI Energy	100,700	3,183
Schlumberger	90,300	7,802
Superior Energy Services *	4,300	160
Tesoro * (A)	168,400	3,858
Unit *	29,400	1,791
Valero Energy	233,600	5,973
Weatherford International *	182,200	3,416

		192,846

Financials — 21.3%
ACE	66,500	4,377
Aflac	229,700	10,722
Allstate	118,500	3,618
American Express	112,100	5,796
American Financial Group	85,400	3,048
Ameriprise Financial	104,600	6,033
Annaly Capital Management † (A)	70,600	1,274
Apartment Investment & Management, Cl A †	74,000	1,889
Assurant	85,200	3,090
Bank of America	2,256,800	24,735
Bank of New York Mellon	389,100	9,969
BB&T (A)	55,300	1,484
Berkshire Hathaway, Cl B *	166,400	12,878
Brookfield Asset Management, Cl A	55,800	1,851
Capital One Financial	77,300	3,994
CB Richard Ellis Group, Cl A *	194,700	4,889
CBL & Associates Properties † (A)	103,900	1,884
Chubb	120,500	7,545
Citigroup	440,730	18,352
CME Group	5,700	1,662
Commerce Bancshares	49,200	2,116
Discover Financial Services	71,900	1,923
Endurance Specialty Holdings	39,000	1,612
Erie Indemnity, Cl A	737	52
Everest Re Group	47,900	3,916
Fidelity National Financial, Cl A	64,783	1,020

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Fifth Third Bancorp	427,500	$5,451
Franklin Resources	42,400	5,567
Goldman Sachs Group	110,400	14,693
Hartford Financial Services Group	137,500	3,626
Hospitality Properties Trust †	85,400	2,071
Huntington Bancshares	472,000	3,096
Invesco	132,100	3,091
Jones Lang LaSalle	21,000	1,980
JPMorgan Chase	938,600	38,426
Keycorp	311,300	2,593
Lazard, Cl A	52,800	1,959
Leucadia National	700	24
Lincoln National	126,000	3,590
MetLife	114,600	5,027
Morgan Stanley	290,200	6,677
PNC Financial Services Group	200,600	11,958
Prudential Financial	179,400	11,408
Public Storage †	21,800	2,485
Raymond James Financial	83,100	2,672
Regions Financial	213,000	1,320
Senior Housing Properties Trust †	58,200	1,362
StanCorp Financial Group	5,100	215
State Street	69,200	3,120
T. Rowe Price Group	28,000	1,690
Taubman Centers †	51,900	3,073
Travelers	150,400	8,780
Unum Group	190,000	4,841
US Bancorp	196,100	5,002
Vornado Realty Trust †	22,800	2,125
Wells Fargo	1,088,300	30,538
Weyerhaeuser †	268,400	5,867

		334,056

Health Care — 13.6%
Abbott Laboratories	28,700	1,510
Aetna	104,100	4,590
AmerisourceBergen	54,500	2,256
Amgen *	227,600	13,280
Baxter International	34,200	2,041
Biogen Idec *	41,700	4,458
Bio-Rad Laboratories, Cl A *	1,400	167
Bristol-Myers Squibb	120,800	3,498
Cardinal Health	55,100	2,503
Cigna	87,300	4,490
Coventry Health Care *	71,500	2,608
Covidien	36,500	1,943
Eli Lilly	165,300	6,204
Endo Pharmaceuticals Holdings *	52,500	2,109
Forest Laboratories *	238,200	9,371
Gilead Sciences *	117,600	4,870
Health Net *	59,100	1,896
Hospira *	30,600	1,734
Humana	40,400	3,254
Johnson & Johnson	447,600	29,774
Kinetic Concepts * (A)	29,200	1,683
Life Technologies *	29,800	1,552
Medtronic	91,800	3,537
Merck	617,100	21,777
Myriad Genetics *	204,000	4,633

Description	Shares	Market Value ($ Thousands)

Pfizer	2,268,200	$46,725
St. Jude Medical	100,600	4,797
UnitedHealth Group	222,900	11,497
Warner Chilcott, Cl A	77,700	1,875
WellPoint	174,700	13,761

		214,393

Industrials — 9.0%
AGCO *	30,400	1,500
Alexander & Baldwin	3,900	188
Alliant Techsystems	18,367	1,310
Boeing	44,800	3,312
Briggs & Stratton	114,000	2,264
Covanta Holding	7,200	119
CSX	91,500	2,399
Dover	28,900	1,959
EMCOR Group * (A)	57,300	1,679
Gardner Denver	27,800	2,337
General Dynamics	137,500	10,246
General Electric	2,021,900	38,133
Honeywell International	32,700	1,949
Huntington Ingalls Industries * (A)	10,016	346
Illinois Tool Works	114,000	6,440
Ingersoll-Rand	87,000	3,951
ITT	82,300	4,850
KBR	92,200	3,475
Kirby *	7,800	442
L-3 Communications Holdings	53,500	4,679
Lockheed Martin	45,600	3,692
Masco	313,600	3,773
Norfolk Southern	27,100	2,031
Northrop Grumman (A)	187,600	13,010
Parker Hannifin	38,800	3,482
Raytheon	203,300	10,134
RR Donnelley & Sons (A)	194,100	3,806
Teleflex	23,000	1,405
Tyco International	80,200	3,964
Union Pacific (A)	45,100	4,708

		141,583

Information Technology — 11.0%
Adobe Systems *	150,900	4,746
Amdocs *	57,500	1,747
Apple *	4,600	1,544
Applied Materials	107,500	1,399
Automatic Data Processing	107,200	5,647
Avnet *	67,400	2,149
CA	78,000	1,782
Cisco Systems	1,173,900	18,325
Computer Sciences	48,900	1,856
Corning	303,400	5,507
Fidelity National Information Services	53,600	1,651
Global Payments	41,300	2,106
Google, Cl A *	6,600	3,342
Harris	31,800	1,433
Hewlett-Packard	265,400	9,661
Hitachi ADR	97,400	5,801
IAC * (A)	69,000	2,634
Ingram Micro, Cl A *	105,100	1,906
Intel	1,315,200	29,145

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

International Business Machines	18,600	$3,191
Lender Processing Services	69,200	1,447
LSI Logic *	1,051,900	7,489
Mastercard, Cl A	20,300	6,117
Micron Technology *	161,000	1,204
Microsoft	898,000	23,348
Oracle	68,500	2,254
Research In Motion * (A)	29,100	839
Seagate Technology	95,200	1,538
Symantec *	105,700	2,084
TE Connectivity	73,900	2,717
Tech Data *	38,500	1,882
Texas Instruments	166,400	5,463
Total System Services	114,800	2,133
Visa, Cl A	29,900	2,520
Vishay Intertechnology * (A)	103,400	1,555
Western Digital *	41,200	1,499
Xerox	309,100	3,218
Zebra Technologies, Cl A *	4,105	173

		173,052

Materials — 5.2%
Air Products & Chemicals	16,300	1,558
Alcoa (A)	102,200	1,621
Alpha Natural Resources *	41,200	1,872
Aptargroup	3,700	194
Ball	30,800	1,184
BHP Billiton ADR	35,900	3,397
Cabot	8,315	332
Cliffs Natural Resources	36,700	3,393
Dow Chemical	265,400	9,554
E.I. Du Pont de Nemours	107,000	5,783
Eastman Chemical	43,400	4,430
Ferro *	97,000	1,304
FMC	23,500	2,022
Freeport-McMoRan Copper & Gold, Cl B	117,900	6,237
Greif, Cl A	5,400	351
International Paper	135,500	4,041
Lubrizol	13,400	1,799
Newmont Mining	194,300	10,486
Owens-Illinois *	420,100	10,843
PPG Industries	21,700	1,970
Rock-Tenn, Cl A	60,500	4,014
Vulcan Materials	99,000	3,814
WR Grace *	38,800	1,770

		81,969

Telecommunication Services — 3.6%
AT&T	1,270,700	39,913
CenturyTel	15,168	613
Telephone & Data Systems	66,700	2,073
Verizon Communications	379,700	14,136

		56,735

Utilities — 4.3%
Alliant Energy	51,200	2,082
Ameren	74,200	2,140
American Electric Power	238,600	8,990
Aqua America	24,000	528
CMS Energy (A)	122,500	2,412
Constellation Energy Group	51,900	1,970

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Energy	54,600	$2,731
Edison International	138,700	5,375
Entergy	100,800	6,883
Exelon (A)	149,800	6,417
GenOn Energy *	350,406	1,353
Hawaiian Electric Industries	7,500	180
Integrys Energy Group	400	21
MDU Resources Group	2,100	47
NextEra Energy	113,800	6,539
NSTAR	15,200	699
NV Energy	148,100	2,273
PG&E	107,300	4,510
Pinnacle West Capital	42,300	1,886
PPL	63,100	1,756
Public Service Enterprise Group	105,800	3,453
Questar	635	11
Sempra Energy	65,900	3,485
UGI	19,000	606
Vectren	10,100	281
Westar Energy	10,100	272
Wisconsin Energy	1,700	53

		66,953

Total Common Stock (Cost $1,360,759) ($ Thousands)		1,517,192

EXCHANGE TRADED FUND — 0.6% SPDR Gold Shares	60,000	8,759

Total Exchange Traded Fund (Cost $8,774) ($ Thousands)		8,759

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.140%** †† (B)	57,318,359	52,619

Total Affiliated Partnership (Cost $57,318) ($ Thousands)		52,619

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.030%** ††	19,883,001	19,883

Total Cash Equivalent (Cost $19,883) ($ Thousands)		19,883

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.063%, 12/15/11	$2,477	2,476

Total U.S. Treasury Obligation (Cost $2,476) ($ Thousands)		2,476

Total Investments — 101.9% (Cost $1,449,210) ($ Thousands) ‡		$1,600,929

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	447	Sep-2011	$760

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,571,703 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $56,356 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2011 was $52,619 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,449,210 ($ Thousands), and the unrealized appreciation and depreciation were $263,768 ($ Thousands) and ($112,049) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,517,192	$—	$—	$1,517,192
Exchange Traded Fund	8,759	—	—	8,759
Affiliated Partnership	—	52,619	—	52,619
U.S. Treasury Obligation	—	2,476	—	2,476
Cash Equivalent	19,883	—	—	19,883

Total Investments in Securities	$1,545,834	$55,095	$—	$1,600,929

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$760	$—	$—	$760

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 14.0%
Advance Auto Parts	25,200	$1,474
Amazon.com *	48,759	9,971
Apollo Group, Cl A *	273,700	11,955
Autonation * (A)	6,200	227
Autozone *	12,569	3,706
BorgWarner * (A)	78,630	6,352
Cablevision Systems, Cl A	20,000	724
Carmax * (A)	88,300	2,920
CBS, Cl B	37,100	1,057
Charter Communications, Cl A *	7,000	380
Chipotle Mexican Grill, Cl A *	7,600	2,342
Coach	290,337	18,561
Comcast, Cl A	86,700	2,197
Ctrip.com International ADR * (A)	198,200	8,539
Deckers Outdoor *	2,500	220
DIRECTV, Cl A *	52,200	2,653
DISH Network, Cl A *	9,600	294
Dollar Tree *	38,700	2,578
Family Dollar Stores	44,700	2,350
Ford Motor * (A)	200,900	2,770
Fossil *	31,100	3,661
Genuine Parts	2,900	158
H&R Block	26,600	427
Harley-Davidson	3,000	123
Home Depot	21,400	775
ITT Educational Services *	2,600	203
John Wiley & Sons, Cl A	15,600	811
Johnson Controls	12,400	517
Las Vegas Sands *	170,805	7,210
Liberty Global, Cl A *	16,000	721
Limited Brands	41,700	1,603
Lowe’s	387,400	9,030
Mattel	15,500	426
McDonald’s	123,972	10,453
McGraw-Hill	64,200	2,691
NetFlix * (A)	41,524	10,908
Nike, Cl B (A)	115,700	10,411
Omnicom Group	5,700	275
O’Reilly Automotive *	7,800	511
Panera Bread, Cl A *	9,600	1,206
Polaris Industries	2,200	245
priceline.com * (A)	42,700	21,859
Ross Stores	33,600	2,692
Sally Beauty Holdings *	6,000	103
Staples	459,500	7,260
Starbucks	128,168	5,061
Starwood Hotels & Resorts Worldwide	66,736	3,740
Target	3,182	149
Tempur-Pedic International *	20,000	1,357
Tiffany	12,800	1,005
Time Warner (A)	98,488	3,582
Time Warner Cable, Cl A	24,600	1,920
Tractor Supply (A)	42,900	2,869
Ulta Salon Cosmetics & Fragrance *	5,400	349
Under Armour, Cl A *	2,900	224

Description	Shares	Market Value ($ Thousands)

Urban Outfitters *	408,042	$11,487
VF (A)	45,418	4,931
Viacom, Cl B	7,500	382
Virgin Media	22,400	670
Weight Watchers International	22,800	1,721
Wynn Resorts	10,700	1,536
Yum! Brands	135,973	7,511

		224,043

Consumer Staples — 9.5%
Altria Group	502,697	13,276
Brown-Forman, Cl B	27,400	2,047
Bunge	2,600	179
Church & Dwight	27,700	1,123
Coca-Cola	294,716	19,831
Coca-Cola Enterprises	86,500	2,524
Corn Products International	4,500	249
Costco Wholesale	265,616	21,579
Estee Lauder, Cl A	22,600	2,377
Flowers Foods (A)	12,700	280
General Mills	8,300	309
Hansen Natural *	1,400	113
Herbalife	43,900	2,531
HJ Heinz	60,800	3,239
Hormel Foods	8,700	259
Kellogg	13,700	758
Kimberly-Clark	1,400	93
Kroger	193,781	4,806
McCormick	31,300	1,552
Mead Johnson Nutrition, Cl A	278,033	18,781
PepsiCo	80,350	5,659
Philip Morris International	106,797	7,131
Procter & Gamble	199,473	12,680
Reynolds American	10,200	378
Sara Lee	176,600	3,354
Tyson Foods, Cl A	157,200	3,053
Walgreen	431,800	18,334
Wal-Mart Stores	89,191	4,740
Whole Foods Market	10,600	672

		151,907

Energy — 9.5%
Anadarko Petroleum	4,900	376
Apache	7,200	888
Arch Coal	9,200	245
Atwood Oceanics *	4,600	203
Baker Hughes	127,351	9,241
BG Group ADR (A)	28,476	3,253
Brigham Exploration *	7,400	221
Cabot Oil & Gas	7,400	491
Cameron International *	51,900	2,610
Canadian Natural Resources	454,756	19,036
CARBO Ceramics	1,300	212
Chevron	47,100	4,844
Cimarex Energy	6,000	540
Cobalt International Energy *	7,300	99
Concho Resources *	31,400	2,884
Consol Energy	99,051	4,802
Continental Resources * (A)	2,000	130
Denbury Resources *	22,000	440
El Paso	34,100	689
EOG Resources (A)	205,921	21,529
Exxon Mobil	229,700	18,693

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

FMC Technologies * (A)	444,877	$19,926
Frontier Oil	11,600	375
Halliburton	66,300	3,381
Helmerich & Payne	6,800	450
HollyFrontier	13,900	965
Kinder Morgan	7,900	227
McDermott International *	28,100	557
Murphy Oil	2,100	138
National Oilwell Varco	44,718	3,497
Newfield Exploration *	5,000	340
Noble Energy	2,300	206
Oceaneering International	7,000	284
Oil States International *	1,300	104
Peabody Energy	18,100	1,066
Pioneer Natural Resources	8,000	717
QEP Resources	9,300	389
Range Resources (A)	48,628	2,699
Rowan *	700	27
SandRidge Energy * (A)	78,400	836
Schlumberger	278,324	24,047
SM Energy	20,300	1,492
Superior Energy Services *	2,300	85
Whiting Petroleum *	200	11

		153,245

Financials — 4.3%
Bank of New York Mellon	605,368	15,510
BlackRock	5,263	1,009
Boston Properties †	8,000	849
Camden Property Trust †	6,100	388
CB Richard Ellis Group, Cl A *	59,600	1,497
Charles Schwab (A)	747,347	12,294
CME Group	48,366	14,103
Comerica	100,519	3,475
Discover Financial Services	6,100	163
Equity Residential †	2,600	156
Erie Indemnity, Cl A	15,200	1,075
Federated Investors, Cl B (A)	23,500	560
IntercontinentalExchange *	108,600	13,543
Lazard, Cl A	31,500	1,169
Macerich †	3,200	171
Moody’s	7,500	288
Plum Creek Timber † (A)	12,200	495
Rayonier †	5,100	333
T. Rowe Price Group	2,400	145
TD Ameritrade Holding	15,300	298
Validus Holdings	3,400	105
Wells Fargo	23,200	651
Weyerhaeuser †	18,000	394

		68,671

Health Care — 13.8%
Abbott Laboratories	1,044	55
Agilent Technologies *	75,300	3,849
Alexion Pharmaceuticals *	131,300	6,175
Allergan	256,872	21,385
Allscripts Healthcare Solutions *	4,200	81
AMERIGROUP *	3,300	233
AmerisourceBergen	87,400	3,618
Amylin Pharmaceuticals *	1,700	23
Baxter International	7,600	454
Becton Dickinson	37,700	3,249

Description	Shares	Market Value ($ Thousands)

Biogen Idec *	16,800	$1,796
Brookdale Senior Living, Cl A *	5,000	121
Bruker BioSciences *	5,400	110
C.R. Bard	3,500	384
Cardinal Health	6,200	282
CareFusion *	8,200	223
Catalyst Health Solutions *	2,900	162
Celgene *	57,510	3,469
Cerner *	18,100	1,106
Charles River Laboratories International *	3,300	134
Cooper	6,000	475
Covance * (A)	241,234	14,322
Covidien	98,762	5,257
DaVita *	133,206	11,537
Edwards Lifesciences *	23,300	2,031
Endo Pharmaceuticals Holdings *	7,900	317
Express Scripts *	375,383	20,263
Gen-Probe *	22,900	1,583
Gilead Sciences *	2,500	103
HCA Holdings *	5,200	172
Henry Schein *	1,100	79
Idexx Laboratories * (A)	139,775	10,841
Illumina * (A)	184,356	13,854
Intuitive Surgical * (A)	41,031	15,268
Johnson & Johnson	104,366	6,942
Kinetic Concepts *	3,900	225
Laboratory Corp of America Holdings *	54,100	5,236
Lincare Holdings (A)	22,700	664
McKesson	6,000	502
Medco Health Solutions *	291,800	16,493
Mednax *	14,500	1,047
Medtronic	4,600	177
Mettler Toledo International *	13,700	2,311
Mylan Laboratories *	25,000	617
Myriad Genetics *	77,064	1,750
Novo Nordisk ADR	76,819	9,624
Perrigo (A)	81,158	7,131
Pharmasset *	4,400	494
Sirona Dental Systems *	3,800	202
St. Jude Medical	1,800	86
Stryker	101,903	5,981
SXC Health Solutions *	2,900	171
Techne	6,600	550
United Therapeutics *	23,300	1,284
UnitedHealth Group	138,066	7,121
Varian Medical Systems *	49,200	3,445
Vertex Pharmaceuticals *	5,300	276
Warner Chilcott, Cl A	8,900	215
Waters *	62,115	5,947
Watson Pharmaceuticals *	9,700	667

		222,169

Industrials — 10.3%
3M	34,366	3,259
ABB ADR	587,054	15,234
Ametek	23,050	1,035
Babcock & Wilcox *	13,400	371
BE Aerospace *	6,000	245
Boeing	71,915	5,317

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Bucyrus International, Cl A	2,800	$257
C.H. Robinson Worldwide	24,100	1,900
Caterpillar	108,571	11,558
Chicago Bridge & Iron	23,200	903
Cooper Industries, Cl A	51,800	3,091
Copart *	9,500	443
CSX	87,600	2,297
Cummins	23,751	2,458
Danaher	287,615	15,241
Deere	9,700	800
Dun & Bradstreet	15,200	1,148
Eaton	9,100	468
Expeditors International of Washington	197,600	10,115
Fluor	270,233	17,473
Gardner Denver	8,100	681
Goodrich	3,000	286
Graco (A)	23,200	1,175
Hertz Global Holdings * (A)	45,500	723
Honeywell International	7,100	423
IHS, Cl A *	36,100	3,011
Illinois Tool Works	2,800	158
Ingersoll-Rand	17,400	790
JB Hunt Transport Services	3,700	174
Kennametal	20,600	869
Lincoln Electric Holdings	2,600	93
Lockheed Martin	3,300	267
Masco (A)	18,000	217
Nordson	3,900	214
Parker Hannifin	12,400	1,113
Polypore International *	2,500	170
Precision Castparts	45,545	7,499
Quanta Services *	70,100	1,416
Raytheon	68,900	3,435
Rockwell Automation	60,971	5,290
Rockwell Collins	54,621	3,369
Roper Industries	172,366	14,358
Spirit Aerosystems Holdings, Cl A *	5,600	123
Stericycle * (A)	151,894	13,537
Timken	7,000	353
Towers Watson, Cl A	3,100	204
TransDigm Group *	23,200	2,116
Tyco International	75,110	3,713
Union Pacific	100	10
United Technologies	40,896	3,620
UTI Worldwide	43,200	851
Verisk Analytics, Cl A *	29,500	1,021
Waste Connections	9,300	295
WESCO International *	6,500	351
WW Grainger (A)	3,000	461

		165,999

Information Technology — 30.6% ‡
Accenture, Cl A	234,431	14,164
Acme Packet *	3,500	246
Adobe Systems *	340,000	10,693
Alliance Data Systems *	1,100	104
Altera	9,500	440
Amphenol, Cl A	224,553	12,124
Ansys *	204,295	11,169
Apple *	234,685	78,777

Description	Shares	Market Value ($ Thousands)

Applied Materials	18,700	$243
Ariba *	6,600	227
Arrow Electronics *	7,100	295
Atmel *	206,500	2,905
Autodesk *	20,300	784
Automatic Data Processing	13,500	711
Avago Technologies (A)	18,600	707
Check Point Software Technologies * (A)	59,814	3,400
Ciena * (A)	47,500	873
Citrix Systems *	279,648	22,372
Cognizant Technology Solutions, Cl A *	266,900	19,574
Compuware *	17,600	172
Cypress Semiconductor	119,500	2,526
DST Systems	9,700	512
eBay *	191,800	6,189
EMC *	171,138	4,715
F5 Networks * (A)	24,800	2,734
Factset Research Systems (A)	21,800	2,230
Fiserv *	12,800	802
Fortinet *	8,000	218
Gartner *	51,600	2,079
Genpact *	486,558	8,388
Global Payments	36,300	1,851
Google, Cl A *	83,861	42,466
Informatica *	29,500	1,724
Intel	224,212	4,969
International Business Machines	40,374	6,926
Intuit *	236,400	12,260
IPG Photonics *	1,800	131
Iron Mountain	39,000	1,330
JDS Uniphase *	47,000	783
Juniper Networks *	126,815	3,995
Kla-Tencor	2,600	105
LSI Logic *	1,000	7
Mastercard, Cl A	104,113	31,373
Maxim Integrated Products	34,600	884
Microsoft	53,358	1,387
National Instruments	292,269	8,677
NCR *	17,600	332
NetApp * (A)	237,363	12,528
NeuStar, Cl A *	15,400	404
Nuance Communications * (A)	82,616	1,774
Nvidia * (A)	303,200	4,832
ON Semiconductor *	199,600	2,090
Oracle	341,218	11,229
Paychex	90,200	2,771
Polycom * (A)	142,500	9,163
Qualcomm	666,674	37,860
Rackspace Hosting *	27,225	1,164
Riverbed Technology *	9,400	372
Rovi * (A)	41,200	2,363
Salesforce.com * (A)	86,517	12,889
Sina * (A)	48,906	5,091
Skyworks Solutions *	140,900	3,238
Solera Holdings	30,200	1,787
Teradata *	175,400	10,559
Texas Instruments	288,010	9,455
TIBCO Software *	10,600	308

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Varian Semiconductor Equipment Associates *	3,900	$240
VeriFone Holdings *	8,900	395
VeriSign	336,800	11,269
Visa, Cl A	219,200	18,470
VistaPrint *	11,300	541
WebMD Health, Cl A * (A)	2,121	97
Western Union	40,800	817
Zebra Technologies, Cl A *	2,700	114

		491,393

Materials — 3.7%
Allegheny Technologies (A)	70,123	4,451
Allied Nevada Gold *	5,900	209
Ball	1,700	65
CF Industries Holdings	24,300	3,443
Crown Holdings *	107,200	4,161
E.I. Du Pont de Nemours	61,200	3,308
Eastman Chemical	500	51
Freeport-McMoRan Copper & Gold, Cl B	171,433	9,069
International Flavors & Fragrances	15,500	996
Intrepid Potash *	3,400	110
LyondellBasell Industries, Cl A	2,400	92
Molycorp *	6,100	373
Monsanto	82,608	5,992
Mosaic	39,700	2,689
Nalco Holding (A)	95,400	2,653
Packaging Corp of America	6,200	174
Potash Corp of Saskatchewan	84,835	4,835
PPG Industries	9,500	862
Praxair	600	65
Rock-Tenn, Cl A	4,700	312
Rockwood Holdings *	4,200	232
Scotts Miracle-Gro, Cl A	1,100	56
Sherwin-Williams (A)	8,300	696
Sigma-Aldrich	24,974	1,833
Silgan Holdings	3,400	139
Solutia *	7,900	181
Southern Copper	74,700	2,455
Steel Dynamics	10,600	172
Syngenta ADR (A)	137,683	9,302
Walter Energy	2,300	266
WR Grace *	4,200	192

		59,434

Telecommunication Services — 1.2%
Crown Castle International *	372,033	15,175
MetroPCS Communications * (A)	37,200	640
Verizon Communications	46,500	1,731
Windstream	65,800	853

		18,399

Utilities — 0.3%
American Electric Power	88,538	3,336
ITC Holdings	28,800	2,067
National Fuel Gas	1,300	95

		5,498

Total Common Stock (Cost $1,270,891) ($ Thousands)		1,560,758

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P. 0.140% ** †† (B)	133,212,773	$129,700

Total Affiliated Partnership (Cost $133,213) ($ Thousands)		129,700

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	51,413,297	51,413

Total Cash Equivalent (Cost $51,413) ($ Thousands)		51,413

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.063%, 12/15/11	$1,699	1,698

Total U.S. Treasury Obligation (Cost $1,699) ($ Thousands)		1,698

Total Investments — 108.6% (Cost $1,457,216) ($ Thousands) ‡‡		$1,743,569

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	270	Sep-2011	$577

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,605,829 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $131,519 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2011 was $129,700 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,457,216 ($ Thousands), and the unrealized appreciation and depreciation were $308,730 ($ Thousands) and ($22,377) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,560,758	$—	$—	$1,560,758
Affiliated Partnership	—	129,700	—	129,700
U.S. Treasury Obligation	—	1,698	—	1,698
Cash Equivalent	51,413	—	—	51,413

Total Investments in Securities	$1,612,171	$131,398	$—	$1,743,569

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$577	$—	$—	$577

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.8%
Abercrombie & Fitch, Cl A	1,426	$95
Amazon.com *	63,156	12,915
American Eagle Outfitters	5,150	66
Ameristar Casinos	5,800	137
Apollo Group, Cl A *	102,925	4,496
Autoliv (A)	22,650	1,777
Autozone *	5,919	1,745
Bed Bath & Beyond *	88,293	5,154
Best Buy (A)	246,753	7,751
Big Lots *	1,557	52
Biglari Holdings *	200	78
Blyth	4,100	206
BorgWarner * (A)	15,572	1,258
Brinker International	3,400	83
Cablevision Systems, Cl A	6,700	243
Carmax *	1,883	62
Carnival	9,000	339
Cavco Industries *	130	6
CBS, Cl B	62,300	1,775
Chico’s FAS	4,700	72
Clear Channel Outdoor Holdings, Cl A *	5,800	74
Coach	242,881	15,527
Comcast, Cl A	316,395	8,017
Ctrip.com International ADR * (A)	76,800	3,309
Darden Restaurants	3,127	156
DeVry	1,021	60
Dick’s Sporting Goods *	3,700	142
DIRECTV, Cl A *	79,826	4,057
Discovery Communications, Cl C *	5,040	184
DISH Network, Cl A *	15,063	462
Dollar Tree *	1,243	83
DR Horton (A)	6,500	75
Federal Mogul, Cl A *	5,500	126
Ford Motor *	441,600	6,090
Fortune Brands	1,837	117
GameStop, Cl A * (A)	44,722	1,193
Gannett (A)	34,600	495
Gap (A)	59,800	1,082
Garmin (A)	2,100	69
General Motors *	46,100	1,399
Gentex	5,500	166
Genuine Parts	2,400	130
Goodyear Tire & Rubber *	116,150	1,948
Harley-Davidson	3,000	123
Harman International Industries	4,200	191
Hasbro	2,795	123
Home Depot	79,300	2,872
Interpublic Group	13,000	162
iRobot *	2,400	85
ITT Educational Services * (A)	12,800	1,002
J.C. Penney	4,030	139
Jarden	4,100	142
Johnson Controls	130,182	5,423
Kohl’s	31,400	1,570
Lamar Advertising, Cl A *	7,300	200

Description	Shares	Market Value ($ Thousands)

Las Vegas Sands *	75,493	$3,187
Lear	2,200	118
Leggett & Platt	9,000	219
Lennar, Cl A (A)	5,100	93
Liberty Global, Cl A *	14,200	640
Liberty Media - Capital, Ser A *	6,070	521
Liberty Media - Interactive, Cl A *	6,450	108
Liberty Media - Starz, Ser A *	906	68
Lowe’s	569,040	13,264
Macy’s	140,400	4,105
Madison Square Garden, Cl A *	1,675	46
Marriott International, Cl A (A)	7,099	252
McDonald’s	69,838	5,889
McGraw-Hill	5,300	222
Mohawk Industries * (A)	2,829	170
NetFlix * (A)	15,691	4,122
New York Times, Cl A * (A)	10,200	89
News, Cl A	234,700	4,154
Nike, Cl B	138,295	12,444
Nordstrom	4,900	230
NVR *	100	73
Omnicom Group	4,000	193
O’Reilly Automotive *	6,600	432
PetSmart	1,608	73
Polaris Industries	300	33
Polo Ralph Lauren	900	119
priceline.com * (A)	12,265	6,279
RadioShack (A)	45,100	600
Ross Stores	15,700	1,258
Royal Caribbean Cruises *	3,900	147
Sears Holdings * (A)	900	64
Sirius XM Radio *	19,560	43
Staples	175,927	2,780
Starbucks	91,107	3,598
Starwood Hotels & Resorts Worldwide	38,069	2,133
Target	208,343	9,774
Tempur-Pedic International *	15,900	1,078
Tiffany	1,800	141
Time Warner (A)	231,603	8,423
Time Warner Cable, Cl A	46,448	3,625
TJX	54,800	2,879
TRW Automotive Holdings *	17,500	1,033
Urban Outfitters *	124,004	3,491
VF (A)	27,328	2,967
Viacom, Cl B	38,400	1,958
Virgin Media (A)	12,500	374
Walt Disney	125,557	4,902
Whirlpool (A)	26,000	2,114
Wyndham Worldwide	13,000	437
Yum! Brands	100,389	5,545

		211,810

Consumer Staples — 7.7%
Altria Group	86,575	2,287
Archer-Daniels -Midland	69,778	2,104
Avon Products	11,636	326
BJ’s Wholesale Club *	1,057	53
Brown-Forman, Cl B	1,500	112
Bunge	9,300	641
Campbell Soup (A)	1,100	38

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Clorox	2,769	$187
Coca-Cola	151,325	10,182
Coca-Cola Enterprises	48,600	1,418
Colgate-Palmolive (B)	5,620	491
ConAgra Foods	96,950	2,502
Constellation Brands, Cl A *	63,200	1,316
Corn Products International	30,800	1,703
Costco Wholesale	117,657	9,558
CVS Caremark	255,870	9,616
Diageo ADR	56,000	4,585
Energizer Holdings *	1,628	118
Estee Lauder, Cl A	3,500	368
General Mills	5,168	192
Green Mountain Coffee Roasters *	1,251	112
Herbalife	33,200	1,914
Hershey	1,160	66
Hormel Foods	4,000	119
JM Smucker	9,600	734
Kellogg	3,608	200
Kimberly-Clark	2,417	161
Kraft Foods, Cl A	55,929	1,970
Kroger	251,125	6,228
Lorillard	2,289	249
McCormick	2,100	104
Mead Johnson Nutrition, Cl A	105,503	7,127
PepsiCo	188,715	13,291
Philip Morris International	66,425	4,435
Procter & Gamble	469,848	29,868
Reynolds American	34,600	1,282
Safeway (A)	145,100	3,391
Sara Lee	12,100	230
Smart Balance *	5,000	26
Smithfield Foods *	41,400	905
Spartan Stores	4,400	86
SUPERVALU (A)	54,456	512
Susser Holdings *	5,400	85
SYSCO	5,700	178
Tyson Foods, Cl A	193,500	3,758
Walgreen	155,900	6,619
Wal-Mart Stores	144,019	7,653
Whole Foods Market	3,700	235

		139,335

Energy — 9.8%
Anadarko Petroleum	23,900	1,835
Apache	31,072	3,834
Arch Coal	19,400	517
Baker Hughes	36,620	2,657
BG Group ADR (A)	16,240	1,855
BP ADR	70,200	3,109
Cameron International *	613	31
Canadian Natural Resources	174,528	7,306
Chesapeake Energy	54,243	1,610
Chevron	281,010	28,899
Cimarex Energy	943	85
Complete Production Services *	31,600	1,054
Concho Resources *	900	83
ConocoPhillips	243,778	18,330
Consol Energy	132,100	6,404
Devon Energy	48,490	3,822
Diamond Offshore Drilling	9,700	683

Description	Shares	Market Value ($ Thousands)

Energen	750	$43
EOG Resources (A)	84,748	8,860
EQT	2,100	110
EXCO Resources	3,100	55
Exxon Mobil	221,059	17,990
FMC Technologies * (A)	108,226	4,847
Halliburton	70,019	3,571
Helmerich & Payne	9,295	615
Hess	57,450	4,295
HollyFrontier	1,700	118
Marathon Oil	152,134	8,014
McDermott International *	47,200	935
Murphy Oil	74,516	4,893
Nabors Industries *	204,300	5,034
National Oilwell Varco	33,794	2,643
Newfield Exploration *	2,500	170
Noble (A)	19,700	776
Noble Energy	1,900	170
Occidental Petroleum	56,545	5,883
Oceaneering International	7,800	316
Oil States International *	3,100	248
Patriot Coal *	880	20
Patterson-UTI Energy	49,700	1,571
Peabody Energy	5,300	312
PetroHawk Energy *	8,200	202
Pioneer Natural Resources	4,944	443
Plains Exploration & Production *	2,500	95
QEP Resources	3,500	146
Range Resources (A)	26,846	1,490
RPC	4,300	105
Schlumberger	115,215	9,955
SEACOR Holdings	1,200	120
SM Energy	1,000	73
Spectra Energy	9,543	262
Sunoco	1,900	79
Teekay Shipping	3,100	96
Tidewater	1,850	100
Unit *	28,200	1,718
Valero Energy	231,894	5,930
Weatherford International *	14,100	264
Whiting Petroleum *	3,400	194
Williams	53,629	1,622

		176,497

Financials — 14.6%
ACE	54,000	3,554
Affiliated Managers Group *	1,000	101
Aflac	92,490	4,317
Allstate	68,078	2,078
American Equity Investment Life Holding	15,500	197
American Express	138,650	7,168
American Financial Group	61,500	2,195
Ameriprise Financial	84,290	4,862
Annaly Capital Management † (A)	60,288	1,088
AON	4,050	208
Apartment Investment & Management, Cl A †	67,115	1,713
Arthur J. Gallagher	2,600	74
Assurant	79,100	2,869

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities †	1,900	$244
Bank of America	1,313,570	14,397
Bank of New York Mellon	292,996	7,507
BB&T	11,249	302
Berkshire Hathaway, Cl B *	143,080	11,073
BlackRock	41,250	7,912
Boston Properties †	1,600	170
Brandywine Realty Trust †	131,500	1,524
BRE Properties, Cl A †	2,200	110
Camden Property Trust †	2,200	140
Capital One Financial	114,300	5,906
CB Richard Ellis Group, Cl A *	2,800	70
CBL & Associates Properties †	51,300	930
Charles Schwab (A)	456,552	7,510
Chubb	92,768	5,808
Cincinnati Financial (A)	3,700	108
CIT Group *	5,100	226
Citigroup	377,795	15,731
CME Group	24,506	7,146
Comerica	71,526	2,473
Commerce Bancshares	48,276	2,076
CommonWealth †	20,801	537
Digital Realty Trust † (A)	1,300	80
Discover Financial Services	78,466	2,099
Duke Realty †	21,100	296
E*Trade Financial *	7,000	97
Equity Residential †	4,687	281
Erie Indemnity, Cl A	1,400	99
Everest Re Group	15,600	1,275
FBL Financial Group, Cl A	5,200	167
Federal Realty Investment Trust †	800	68
Fidelity National Financial, Cl A	5,399	85
Fifth Third Bancorp	126,900	1,618
First American Financial	2,100	33
First Citizens BancShares, Cl A	600	112
First Horizon National (A)	15,961	152
First Niagara Financial Group	4,000	53
Forest City Enterprises, Cl A * (A)	9,800	183
Franklin Resources	19,450	2,554
Global Indemnity, Cl A *	1,500	33
Goldman Sachs Group	74,507	9,916
Hanover Insurance Group	4,297	162
Hartford Financial Services Group	48,800	1,287
HCC Insurance Holdings	1,500	47
Highwoods Properties † (A)	750	25
Hospitality Properties Trust †	66,700	1,617
Host Hotels & Resorts †	70,600	1,197
Howard Hughes *	295	19
Huntington Bancshares	379,000	2,486
Inland Real Estate †	5,500	49
IntercontinentalExchange *	41,891	5,224
Invesco	6,000	140
Jefferies Group	7,900	161
Jones Lang LaSalle	21,700	2,047
JPMorgan Chase	585,751	23,981
Keycorp	269,000	2,241
Kimco Realty †	3,600	67
Legg Mason	2,100	69
Liberty Property Trust †	1,900	62

Description	Shares	Market Value ($ Thousands)

Lincoln National	95,500	$2,721
Loews	3,100	131
M&T Bank (A)	2,969	261
Macerich †	5,647	302
Mack-Cali Realty †	2,700	89
Maiden Holdings	12,500	114
Marsh & McLennan	9,266	289
Marshall & Ilsley	11,700	93
Mercury General	1,700	67
MetLife	116,970	5,132
Moody’s (A)	3,838	147
Morgan Stanley	239,851	5,519
Nelnet, Cl A	14,500	320
New York Community Bancorp (A)	3,600	54
Northern Trust	2,850	131
NYSE Euronext	4,300	147
Old Republic International	5,100	60
People’s United Financial	4,725	63
Plum Creek Timber † (A)	2,090	85
PNC Financial Services Group	79,200	4,721
Principal Financial Group	8,000	243
Progressive	10,982	235
ProLogis †	5,906	212
Protective Life	6,700	155
Prudential Financial	74,800	4,757
Public Storage †	12,896	1,470
Raymond James Financial (A)	47,025	1,512
Rayonier †	4,600	301
Regions Financial	85,400	530
Reinsurance Group of America, Cl A	21,100	1,284
Simon Property Group †	7,748	901
SLM	7,400	124
StanCorp Financial Group (A)	1,500	63
State Street	52,912	2,386
Sunstone Hotel Investors * †	30,700	285
SunTrust Banks	27,800	717
SVB Financial Group * (A)	1,550	93
Symetra Financial	23,800	320
T. Rowe Price Group	33,600	2,027
Taubman Centers †	37,300	2,208
TD Ameritrade Holding	4,350	85
TFS Financial	6,058	59
Transatlantic Holdings	1,400	69
Travelers	112,265	6,554
Unitrin	4,900	145
Unum Group	112,850	2,875
US Bancorp	162,183	4,137
Validus Holdings	30,600	947
Ventas † (A)	3,400	179
Vornado Realty Trust †	15,832	1,475
Waddell & Reed Financial, Cl A	2,800	102
Walter Investment Management †	876	19
Washington Federal	3,900	64
Weingarten Realty Investors † (A)	4,600	116
Wells Fargo	817,314	22,934
WesBanco	4,600	90
Weyerhaeuser †	9,119	199
Winthrop Realty Trust †	17,100	204

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

XL Group, Cl A	12,400	$273

		263,201

Health Care — 13.9%
Abbott Laboratories	179,755	9,459
Aetna	184,200	8,121
Agilent Technologies *	5,250	268
Alere *	1,700	62
Allergan	109,527	9,118
AmerisourceBergen	48,976	2,028
Amgen *	193,091	11,267
Amylin Pharmaceuticals * (A)	6,365	85
Baxter International	13,350	797
Becton Dickinson	7,100	612
Biogen Idec *	59,283	6,339
Boston Scientific *	36,600	253
Bristol-Myers Squibb	123,969	3,590
Bruker BioSciences *	8,200	167
C.R. Bard	3,700	407
Cardinal Health	42,500	1,930
CareFusion *	4,200	114
Celgene *	214,094	12,914
Cerner *	2,200	134
Charles River Laboratories International *	1,600	65
Cigna	34,340	1,766
Community Health Systems *	1,600	41
Computer Programs & Systems	2,600	165
Cooper	2,100	166
Covance * (A)	81,085	4,814
Coventry Health Care *	52,700	1,922
Covidien	48,105	2,561
Cyberonics *	2,300	64
DaVita *	43,655	3,781
Dentsply International	1,003	38
Edwards Lifesciences *	1,400	122
Eli Lilly	133,248	5,001
Endo Pharmaceuticals Holdings *	43,600	1,751
Express Scripts *	146,848	7,927
Forest Laboratories *	95,800	3,769
Gilead Sciences *	101,802	4,216
Health Net *	43,800	1,406
Henry Schein *	1,000	72
Hill-Rom Holdings	7,800	359
Hologic *	10,100	204
Hospira *	3,100	176
Humana	25,579	2,060
Idexx Laboratories * (A)	51,956	4,030
Illumina * (A)	57,255	4,303
Intuitive Surgical *	13,231	4,923
Invacare	9,200	305
Jazz Pharmaceuticals *	3,000	100
Johnson & Johnson	377,949	25,141
Kinetic Concepts * (A)	23,400	1,349
Laboratory Corp of America Holdings *	1,250	121
Life Technologies *	17,591	916
McKesson	4,926	412
Medco Health Solutions *	122,384	6,917
Mednax *	1,500	108
Medtronic	222,427	8,570

Description	Shares	Market Value ($ Thousands)

Merck	400,535	$14,135
Mettler Toledo International *	2,150	363
Mylan Laboratories *	7,475	184
Myriad Genetics *	107,400	2,439
Novo Nordisk ADR	31,800	3,984
Par Pharmaceutical *	4,700	155
Patterson	2,100	69
PerkinElmer	21,850	588
Perrigo (A)	31,600	2,777
Pfizer	1,076,400	22,174
Pharmaceutical Product Development	2,000	54
Quest Diagnostics	1,304	77
St. Jude Medical	10,300	491
Stryker	72,644	4,263
SXC Health Solutions *	5,000	295
Techne	817	68
Tenet Healthcare *	9,200	58
Thermo Fisher Scientific *	22,900	1,474
Transcend Services *	800	24
UnitedHealth Group	347,593	17,929
Valeant Pharmaceuticals International	1,780	93
Varian Medical Systems *	1,641	115
Vertex Pharmaceuticals *	1,507	78
Warner Chilcott, Cl A	31,800	767
Waters *	37,044	3,546
Watson Pharmaceuticals *	2,900	199
WellPoint	85,366	6,724
Zimmer Holdings *	4,226	267

		250,696

Industrials — 9.1%
3M	88,057	8,352
ABB ADR	179,394	4,655
AGCO *	1,600	79
Alaska Air Group *	14,400	986
Alexander & Baldwin	2,500	120
Ametek	8,400	377
Armstrong World Industries	4,700	214
Babcock & Wilcox *	1,536	43
Boeing	46,216	3,417
Bucyrus International, Cl A	1,500	137
C.H. Robinson Worldwide (A)	2,502	197
Carlisle	1,500	74
Caterpillar	29,607	3,152
Chicago Bridge & Iron	4,600	179
CNH Global *	1,600	62
Con-way (A)	3,100	120
Cooper Industries, Cl A	5,300	316
Crane	850	42
CSX	104,386	2,737
Cummins	18,077	1,871
Danaher	109,180	5,785
Deere	12,900	1,064
Delta Air Lines *	8,100	74
Donaldson	1,900	115
Dover	15,100	1,024
Dun & Bradstreet	800	60
DXP Enterprises *	1,700	43
Eaton	22,358	1,150
Emerson Electric	25,934	1,459

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

EnerSys *	1,700	$59
Equifax	2,500	87
Expeditors International of Washington	72,400	3,706
Fastenal (A)	5,600	201
FedEx	18,433	1,749
Flowserve	2,004	220
Fluor	82,503	5,334
Gardner Denver	22,900	1,925
GATX	1,600	59
General Dynamics	62,406	4,650
General Electric	1,289,955	24,329
Goodrich	34,750	3,319
Graco	1,400	71
Harsco	2,300	75
Hertz Global Holdings * (A)	4,200	67
Honeywell International	13,163	784
Hubbell, Cl B	500	32
Huntington Ingalls Industries * (A)	6,935	239
Illinois Tool Works	3,529	199
Ingersoll-Rand (A)	3,300	150
Iron Mountain	3,625	124
ITT	11,200	660
John Bean Technologies	216	4
Joy Global	2,600	248
KBR	59,400	2,239
Kennametal	15,000	633
L-3 Communications Holdings	33,800	2,956
Lockheed Martin	35,270	2,856
Manitowoc (A)	4,100	69
Manpower	1,700	91
Masco (A)	7,600	91
Meritor *	1,400	22
MSC Industrial Direct, Cl A	2,000	133
Navistar International *	900	51
Norfolk Southern	56,090	4,203
Northrop Grumman (A)	76,017	5,272
Oshkosh Truck *	30,100	871
PACCAR	11,934	610
Pall	2,322	131
Parker Hannifin	31,075	2,789
Pentair	2,400	97
Precision Castparts	27,413	4,513
Quanta Services *	164,200	3,317
Raytheon	130,624	6,512
Republic Services	7,345	227
Robert Half International	2,900	78
Rockwell Automation	22,452	1,948
Rockwell Collins	34,631	2,136
Roper Industries	47,987	3,997
RR Donnelley & Sons (A)	126,500	2,481
Shaw Group *	1,550	47
Skywest	821	12
Southwest Airlines	288,900	3,299
Spirit Aerosystems Holdings, Cl A *	2,400	53
Stanley Black & Decker	4,250	306
Stericycle * (A)	41,653	3,712
Textron (A)	5,200	123
Timken	31,700	1,598
Trimas *	2,600	64

Description	Shares	Market Value ($ Thousands)

Trinity Industries	5,700	$199
Tyco International	54,712	2,704
Union Pacific	36,837	3,846
United Continental Holdings * (A)	103,251	2,337
United Parcel Service, Cl B	8,211	599
United Technologies	100,888	8,930
URS *	1,700	76
Waste Management	3,618	135
WW Grainger (A)	13,209	2,030

		164,588

Information Technology — 20.8%
Accenture, Cl A	81,306	4,912
ACI Worldwide *	2,600	88
Activision Blizzard	29,200	341
Adobe Systems *	501,098	15,759
Advanced Micro Devices * (A)	7,200	50
Advent Software * (A)	2,756	78
Akamai Technologies *	3,000	94
Alliance Data Systems * (A)	1,100	103
Altera (A)	9,400	436
Amdocs *	38,900	1,182
Amphenol, Cl A	73,072	3,945
Analog Devices	2,100	82
Ansys *	63,327	3,462
Apple *	130,292	43,735
Applied Materials	94,900	1,235
Arrow Electronics *	5,000	208
Autodesk *	205,508	7,933
Automatic Data Processing	1,100	58
Avnet *	46,600	1,486
BMC Software *	6,848	375
Broadcom, Cl A	8,400	283
CA	92,897	2,122
Cadence Design Systems *	11,100	117
Check Point Software Technologies * (A)	34,143	1,941
Cisco Systems	823,225	12,851
Citrix Systems *	114,276	9,142
Cognizant Technology Solutions, Cl A *	85,942	6,303
Computer Sciences	21,400	812
Convergys *	7,400	101
CoreLogic *	2,100	35
Corning	134,710	2,445
Cypress Semiconductor	6,250	132
Dell *	31,042	517
Dolby Laboratories, Cl A * (A)	1,235	53
eBay *	256,534	8,278
EchoStar, Cl A *	3,100	113
EMC * (A)	636,864	17,546
Equinix *	800	81
F5 Networks *	30,278	3,338
Factset Research Systems (A)	900	92
Fidelity National Information Services	44,709	1,377
Fiserv *	1,300	81
Flir Systems	1,900	64
Genpact *	176,252	3,039
Global Payments	2,000	102
Google, Cl A *	36,900	18,686

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Harris	30,100	$1,356
Hewlett-Packard	258,373	9,405
IAC *	45,332	1,730
Ingram Micro, Cl A *	39,100	709
Intel	1,021,457	22,635
Interactive Intelligence Group *	3,600	126
International Business Machines	78,607	13,485
International Rectifier *	3,500	98
Intuit *	100,037	5,188
IPG Photonics *	1,600	116
JDS Uniphase *	3,700	62
Juniper Networks *	82,637	2,603
Kla-Tencor	1,400	57
Lam Research *	13,700	607
Lender Processing Services	1,632	34
Lexmark International, Cl A *	27,400	802
Liquidity Services *	800	19
LSI Logic *	204,900	1,459
Marvell Technology Group *	10,600	156
Mastercard, Cl A	44,652	13,455
Maxim Integrated Products	4,600	118
Microchip Technology (A)	2,350	89
Micron Technology *	128,900	964
Microsoft	827,436	21,513
MKS Instruments	6,100	161
Monster Worldwide *	3,200	47
Motorola Solutions *	6,400	295
National Instruments	97,992	2,909
National Semiconductor	9,100	224
NetApp * (A)	77,210	4,075
Nuance Communications *	144,400	3,100
Nvidia *	12,250	195
Oracle	439,662	14,469
Polycom * (A)	46,664	3,000
QLogic *	4,200	67
Qualcomm	466,095	26,470
Rackspace Hosting *	53,600	2,291
Rambus * (A)	5,000	73
Red Hat *	36,400	1,671
Research In Motion *	61,225	1,766
Rovi *	3,923	225
Salesforce.com * (A)	35,372	5,270
SanDisk *	21,400	888
Seagate Technology	88,600	1,432
Sina * (A)	27,962	2,911
Symantec *	73,114	1,442
TE Connectivity	12,900	474
Tech Data *	22,300	1,090
Teradata *	63,400	3,817
Teradyne * (A)	9,800	145
Texas Instruments	171,162	5,619
Total System Services	3,100	58
Verigy *	863	13
VeriSign	118,454	3,964
Visa, Cl A	123,650	10,419
Vishay Intertechnology * (A)	81,300	1,223
VistaPrint *	1,200	57
VMware, Cl A *	2,000	200
WebMD Health, Cl A *	1,796	82
Western Digital *	44,450	1,617
Xerox	164,628	1,714

Description	Shares	Market Value ($ Thousands)

Xilinx (A)	2,300	$84
Yahoo! *	14,850	223
Zebra Technologies, Cl A *	2,400	101

		375,880

Materials — 3.1%
Air Products & Chemicals	2,850	272
AK Steel Holding (A)	2,313	37
Alcoa (A)	43,800	695
Allegheny Technologies (A)	41,766	2,651
Alpha Natural Resources *	4,547	207
Ashland	21,800	1,409
Ball	19,600	754
Bemis	2,400	81
Cabot	28,400	1,132
Celanese, Ser A	11,100	592
Cliffs Natural Resources	1,800	166
Dow Chemical	109,375	3,938
E.I. Du Pont de Nemours	15,316	828
Eagle Materials	753	21
Eastman Chemical	36,400	3,715
Ecolab	2,400	135
Freeport-McMoRan Copper & Gold, Cl B	145,867	7,716
Greif, Cl A	1,500	98
H.B. Fuller	4,300	105
Huntsman	72,100	1,359
International Flavors & Fragrances	1,400	90
International Paper	86,200	2,570
Kraton Performance Polymers *	7,000	274
LSB Industries *	3,700	159
Lubrizol	600	81
Martin Marietta Materials (A)	550	44
MeadWestvaco	7,400	247
Monsanto	91,017	6,602
Mosaic	13,400	908
Nalco Holding	96,663	2,688
Newmont Mining	4,000	216
Nucor (A)	18,800	775
OM Group *	2,300	93
Owens-Illinois *	21,200	547
Potash Corp of Saskatchewan	48,458	2,762
PPG Industries	18,100	1,643
Praxair	4,400	477
Reliance Steel & Aluminum	4,700	233
Rock-Tenn, Cl A	13,000	863
Rockwood Holdings *	11,500	636
RPM International	1,500	35
Sealed Air	6,700	159
Sherwin-Williams (A)	1,700	143
Sigma-Aldrich	16,520	1,212
Sonoco Products	1,500	53
Southern Copper	4,057	133
Steel Dynamics	109,700	1,783
Syngenta ADR (A)	57,700	3,898
United States Steel	1,568	72
Vulcan Materials (A)	1,097	42
Walter Energy	526	61
Westlake Chemical	1,800	93

		55,503

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 3.1%
American Tower, Cl A *	96,540	$5,052
AT&T	858,139	26,954
CenturyTel	13,815	559
Crown Castle International *	139,900	5,706
MetroPCS Communications * (A)	3,342	57
NII Holdings *	2,900	123
SBA Communications, Cl A *	2,100	80
Sprint Nextel *	235,200	1,268
Telephone & Data Systems, Cl L	1,300	35
Telephone & Data Systems	1,900	59
US Cellular *	1,976	96
Verizon Communications	415,019	15,451
Windstream	19,223	249

		55,689

Utilities — 2.7%
AES *	219,450	2,796
Alliant Energy	35,200	1,431
Ameren	50,300	1,451
American Electric Power	224,436	8,457
American Water Works	12,600	371
Centerpoint Energy	4,900	95
CMS Energy (A)	63,700	1,254
Constellation Energy Group	38,947	1,479
Dominion Resources	10,166	491
DTE Energy	32,800	1,641
Duke Energy	20,661	389
Dynegy, Cl A *	1,360	8
Edison International	99,700	3,863
Entergy	57,748	3,943
Exelon	105,076	4,501
FirstEnergy	3,953	174
GenOn Energy *	160,177	618
Great Plains Energy	3,500	73
Hawaiian Electric Industries (A)	3,200	77
MDU Resources Group	2,200	49
National Fuel Gas	1,300	95
NextEra Energy	4,538	261
NiSource	12,500	253
NRG Energy *	45,500	1,118
NSTAR (A)	7,000	322
NV Energy	36,000	553
OGE Energy	31,874	1,604
Oneok	4,000	296
PG&E	8,566	360
Pinnacle West Capital	25,300	1,128
PPL	4,200	117
Progress Energy	5,500	264
Public Service Enterprise Group	134,900	4,403
Questar	42,200	747
Sempra Energy	71,747	3,794
Southern	7,164	289
Southern Union	2,900	117
UGI	3,700	118
Unisource Energy	3,300	123
Wisconsin Energy	2,000	63

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Xcel Energy	8,453	$205

		49,391

Total Common Stock (Cost $1,393,114) ($ Thousands)		1,742,590

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P.
0.140% ** †† (B)	75,532,498	71,694

Total Affiliated Partnership (Cost $75,532) ($ Thousands)		71,694

CASH EQUIVALENTS — 3.5%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	865,891	866
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	63,345,638	63,346

Total Cash Equivalents (Cost $64,212) ($ Thousands)		64,212

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.063%, 12/15/11	$3,314	3,313

Total U.S. Treasury Obligation (Cost $3,313) ($ Thousands)		3,313

Total Investments — 104.3% (Cost $1,536,171) ($ Thousands) ‡		$1,881,809

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	599	Sep-2011	$1,528
S&P Mid 400 Index E-MINI	53	Sep-2011	249

			$1,777

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,804,026 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $74,497 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2011 was $71,694 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,536,171 ($ Thousands), and the unrealized appreciation and depreciation were $430,539 ($ Thousands) and ($84,901) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,742,590	$—	$—	$1,742,590
Affiliated Partnership	—	71,694	—	71,694
U.S. Treasury Obligation	—	3,313	—	3,313
Cash Equivalents	63,346	866	—	64,212

Total Investments in Securities	$1,805,936	$75,873	$—	$1,881,809

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,777	$—	$—	$1,777

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 10.4%
Abercrombie & Fitch, Cl A	10,500	$703
Amazon.com *	47,300	9,672
Apollo Group, Cl A *	14,603	638
Autonation *	8,226	301
Autozone *	3,094	912
Bed Bath & Beyond *	33,533	1,957
Best Buy (A)	39,641	1,245
Big Lots *	7,713	256
Cablevision Systems, Cl A	30,200	1,093
Carmax * (A)	29,700	982
Carnival	54,884	2,065
CBS, Cl B	89,701	2,556
Chipotle Mexican Grill, Cl A * (A)	3,800	1,171
Coach	39,410	2,520
Comcast, Cl A	366,522	9,288
Darden Restaurants	18,413	916
DeVry	8,800	520
DIRECTV, Cl A *	102,100	5,189
Discovery Communications, Cl A * (A)	37,700	1,544
DR Horton (A)	30,449	351
Expedia (A)	23,900	693
Family Dollar Stores	14,622	768
Ford Motor * (A)	504,080	6,951
Fortune Brands	19,119	1,219
GameStop, Cl A * (A)	16,400	437
Gannett (A)	26,647	382
Gap (A)	52,131	944
Genuine Parts	20,936	1,139
Goodyear Tire & Rubber *	32,993	553
H&R Block (A)	42,804	687
Harley-Davidson	31,308	1,283
Harman International Industries	9,800	447
Hasbro (A)	15,891	698
Home Depot	211,196	7,650
International Game Technology	41,856	736
Interpublic Group	66,101	826
J.C. Penney (A)	26,080	901
Johnson Controls	90,457	3,769
Kohl’s	35,247	1,763
Leggett & Platt	15,154	369
Lennar, Cl A (A)	18,807	341
Limited Brands	30,827	1,185
Lowe’s	173,536	4,045
Macy’s	55,564	1,625
Marriott International, Cl A (A)	37,552	1,333
Mattel	42,618	1,172
McDonald’s	137,370	11,583
McGraw-Hill	41,221	1,728
NetFlix * (A)	5,500	1,445
Newell Rubbermaid	32,747	517
News, Cl A	303,733	5,376
Nike, Cl B (A)	50,494	4,543
Nordstrom	20,202	948
Omnicom Group (A)	35,204	1,695
O’Reilly Automotive *	18,800	1,232
Polo Ralph Lauren	7,800	1,034

Description	Shares	Market Value ($ Thousands)

priceline.com *	6,580	$3,368
Pulte Homes * (A)	32,182	247
Ross Stores	14,634	1,173
Scripps Networks Interactive, Cl A	12,300	601
Sears Holdings * (A)	4,765	340
Snap-On	8,153	509
Staples	92,214	1,457
Starbucks	99,958	3,947
Starwood Hotels & Resorts Worldwide	26,435	1,482
Target	91,819	4,307
Tiffany	16,573	1,301
Time Warner (A)	142,412	5,179
Time Warner Cable, Cl A	44,883	3,503
TJX	51,667	2,714
Urban Outfitters *	17,500	493
VF (A)	11,514	1,250
Viacom, Cl B	78,001	3,978
Walt Disney	250,427	9,777
Washington Post, Cl B (A)	655	274
Whirlpool	10,205	830
Wyndham Worldwide (A)	20,802	700
Wynn Resorts	10,000	1,436
Yum! Brands	62,170	3,434

		168,196

Consumer Staples — 10.4%
Altria Group	277,656	7,333
Archer-Daniels -Midland	91,266	2,752
Avon Products	58,251	1,631
Brown-Forman, Cl B	12,495	933
Campbell Soup (A)	21,975	759
Clorox (A)	16,842	1,136
Coca-Cola	302,553	20,359
Coca-Cola Enterprises	39,717	1,159
Colgate-Palmolive (B)	64,993	5,681
ConAgra Foods	55,552	1,434
Constellation Brands, Cl A *	20,600	429
Costco Wholesale	58,118	4,721
CVS Caremark	179,935	6,762
Dean Foods *	19,500	239
Dr Pepper Snapple Group	30,200	1,266
Estee Lauder, Cl A	15,400	1,620
General Mills	85,282	3,174
Hershey	18,612	1,058
HJ Heinz	41,249	2,198
Hormel Foods	19,400	578
JM Smucker	14,148	1,082
Kellogg	33,767	1,868
Kimberly-Clark (A)	52,399	3,487
Kraft Foods, Cl A	233,098	8,212
Kroger	77,159	1,914
Lorillard	19,376	2,110
McCormick	17,861	886
Mead Johnson Nutrition, Cl A	27,534	1,860
Molson Coors Brewing, Cl B (A)	21,046	941
PepsiCo	209,085	14,726
Philip Morris International	235,165	15,702
Procter & Gamble	368,801	23,445
Reynolds American	45,680	1,692
Safeway	44,046	1,029

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Sara Lee	76,687	$1,456
SUPERVALU (A)	20,197	190
SYSCO	78,320	2,442
Tyson Foods, Cl A	40,490	786
Walgreen	121,744	5,169
Wal-Mart Stores	252,744	13,431
Whole Foods Market (A)	19,300	1,225

		168,875

Energy — 12.4%
Anadarko Petroleum	66,180	5,080
Apache	50,900	6,280
Baker Hughes	57,949	4,205
Cabot Oil & Gas	13,600	902
Cameron International *	30,400	1,529
Chesapeake Energy	88,200	2,619
Chevron	265,578	27,312
ConocoPhillips	187,043	14,064
Consol Energy	30,700	1,488
Denbury Resources * (A)	53,300	1,066
Devon Energy	56,313	4,438
Diamond Offshore Drilling (A)	9,600	676
El Paso	103,494	2,091
EOG Resources	35,844	3,747
EQT	19,900	1,045
Exxon Mobil	650,298	52,921
FMC Technologies * (A)	30,200	1,353
Halliburton	121,479	6,195
Helmerich & Payne	14,300	945
Hess	40,475	3,026
Marathon Oil	94,756	4,992
Murphy Oil	24,063	1,580
Nabors Industries *	37,878	933
National Oilwell Varco	56,368	4,409
Newfield Exploration *	16,900	1,149
Noble (A)	34,300	1,352
Noble Energy	22,800	2,043
Occidental Petroleum	107,659	11,201
Peabody Energy	35,000	2,062
Pioneer Natural Resources (A)	15,900	1,424
QEP Resources	23,300	975
Range Resources (A)	21,200	1,177
Rowan *	17,497	679
Schlumberger	179,443	15,504
Southwestern Energy *	45,100	1,934
Spectra Energy	87,261	2,392
Sunoco	16,957	707
Tesoro * (A)	20,600	472
Valero Energy	76,808	1,964
Williams	78,965	2,389

		200,320

Financials — 14.9%
ACE	43,200	2,843
Aflac	62,608	2,922
Allstate	67,659	2,066
American Express	138,715	7,171
American International Group *	55,408	1,625
Ameriprise Financial	32,684	1,885
AON	44,429	2,279
Apartment Investment & Management, Cl A †	17,339	443
Assurant	11,700	424

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities † (A)	11,208	$1,439
Bank of America	1,340,328	14,690
Bank of New York Mellon	165,386	4,237
BB&T (A)	93,397	2,507
Berkshire Hathaway, Cl B *	228,947	17,718
BlackRock	12,900	2,474
Boston Properties † (A)	19,600	2,081
Capital One Financial	61,362	3,171
CB Richard Ellis Group, Cl A *	38,600	969
Charles Schwab (A)	134,627	2,215
Chubb	39,256	2,458
Cincinnati Financial (A)	22,079	644
Citigroup	386,208	16,082
CME Group	8,607	2,510
Comerica	23,583	815
Discover Financial Services	73,530	1,967
E*Trade Financial *	29,443	406
Equity Residential † (A)	38,040	2,282
Federated Investors, Cl B (A)	13,345	318
Fifth Third Bancorp	124,411	1,586
First Horizon National (A)	36,636	350
Franklin Resources	18,415	2,418
Genworth Financial, Cl A *	64,600	664
Goldman Sachs Group	68,556	9,124
Hartford Financial Services Group	60,286	1,590
HCP †	54,700	2,007
Health Care † (A)	22,500	1,180
Host Hotels & Resorts †	86,048	1,458
Hudson City Bancorp	69,400	568
Huntington Bancshares	114,475	751
IntercontinentalExchange *	10,000	1,247
Invesco	62,700	1,467
Janus Capital Group	16,777	158
JPMorgan Chase	525,157	21,500
Keycorp	117,083	975
Kimco Realty †	54,200	1,010
Legg Mason	20,500	672
Leucadia National	26,700	910
Lincoln National	41,598	1,185
Loews	41,949	1,766
M&T Bank (A)	15,561	1,369
Marsh & McLennan	73,550	2,294
Marshall & Ilsley	75,170	599
MetLife	140,326	6,156
Moody’s (A)	24,308	932
Morgan Stanley	205,461	4,728
NASDAQ OMX Group * (A)	20,700	524
Northern Trust	32,805	1,508
NYSE Euronext	34,600	1,186
People’s United Financial (A)	43,000	578
Plum Creek Timber † (A)	21,735	881
PNC Financial Services Group	70,075	4,177
Principal Financial Group (A)	43,748	1,331
Progressive	88,168	1,885
ProLogis †	61,100	2,190
Prudential Financial	65,066	4,138
Public Storage †	18,828	2,147
Regions Financial	166,663	1,033
Simon Property Group †	39,002	4,533
SLM	65,843	1,107
State Street	64,591	2,913

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

SunTrust Banks	67,696	$1,747
T. Rowe Price Group	34,908	2,106
Torchmark	9,305	597
Travelers	55,952	3,266
Unum Group	37,352	952
US Bancorp	255,706	6,523
Ventas † (A)	20,800	1,096
Vornado Realty Trust †	21,173	1,973
Wells Fargo	699,163	19,619
Weyerhaeuser †	70,040	1,531
XL Group, Cl A	37,305	820
Zions Bancorporation (A)	23,960	575

		240,241

Health Care — 11.5%
Abbott Laboratories	205,846	10,832
Aetna	48,202	2,125
Agilent Technologies *	46,706	2,387
Allergan	40,666	3,385
AmerisourceBergen	37,092	1,536
Amgen *	123,318	7,195
Baxter International	75,938	4,533
Becton Dickinson	29,362	2,530
Biogen Idec *	32,200	3,443
Boston Scientific * (A)	207,512	1,434
Bristol-Myers Squibb	226,475	6,559
C.R. Bard (A)	10,888	1,196
Cardinal Health	44,355	2,015
CareFusion *	29,177	793
Celgene *	61,700	3,722
Cephalon *	10,200	815
Cerner * (A)	19,000	1,161
Cigna	35,271	1,814
Coventry Health Care *	17,613	642
Covidien	66,200	3,524
DaVita *	13,100	1,135
Dentsply International	17,000	647
Edwards Lifesciences *	14,300	1,247
Eli Lilly	135,430	5,083
Express Scripts *	70,604	3,811
Forest Laboratories *	37,563	1,478
Gilead Sciences *	104,772	4,339
Hospira *	22,004	1,247
Humana	21,897	1,763
Intuitive Surgical *	5,320	1,979
Johnson & Johnson	362,182	24,092
Laboratory Corp of America Holdings * (A)	13,663	1,322
Life Technologies *	21,843	1,138
McKesson	33,769	2,825
Medco Health Solutions *	53,416	3,019
Medtronic	142,117	5,476
Merck	408,344	14,410
Mylan Laboratories *	57,411	1,416
Patterson	13,700	451
PerkinElmer	12,940	348
Pfizer	1,044,176	21,510
Quest Diagnostics	21,424	1,266
St. Jude Medical	41,856	1,996
Stryker	44,742	2,626
Tenet Healthcare *	66,076	412
Thermo Fisher Scientific *	51,143	3,293

Description	Shares	Market Value ($ Thousands)

UnitedHealth Group	143,747	$7,414
Varian Medical Systems * (A)	16,000	1,120
Waters *	11,197	1,072
Watson Pharmaceuticals * (A)	16,671	1,146
WellPoint	48,898	3,852
Zimmer Holdings * (A)	25,955	1,640

		186,214

Industrials — 11.0%
3M	94,182	8,933
Avery Dennison	12,615	487
Boeing	97,932	7,240
C.H. Robinson Worldwide (A)	22,000	1,734
Caterpillar	85,397	9,091
Cintas (A)	14,807	489
CSX	147,050	3,855
Cummins	26,340	2,726
Danaher	72,596	3,847
Deere	55,902	4,609
Dover	25,237	1,711
Dun & Bradstreet	6,900	521
Eaton	43,238	2,225
Emerson Electric	99,906	5,620
Equifax	17,225	598
Expeditors International of Washington	26,700	1,367
Fastenal (A)	40,000	1,440
FedEx	42,105	3,994
Flowserve	7,600	835
Fluor	22,444	1,451
General Dynamics	49,626	3,698
General Electric	1,401,174	26,426
Goodrich	16,920	1,616
Honeywell International	104,555	6,230
Illinois Tool Works	66,724	3,769
Ingersoll-Rand (A)	44,600	2,025
ITT	24,200	1,426
Jacobs Engineering Group *	16,800	727
Joy Global	14,300	1,362
L-3 Communications Holdings	13,223	1,156
Lockheed Martin	38,094	3,085
Masco (A)	48,568	584
Norfolk Southern	47,126	3,531
Northrop Grumman (A)	39,219	2,720
PACCAR (A)	47,191	2,411
Pall	16,095	905
Parker Hannifin	21,871	1,963
Pitney Bowes (A)	28,675	659
Precision Castparts	19,200	3,161
Quanta Services * (A)	29,300	592
Raytheon	45,768	2,282
Republic Services	41,383	1,277
Robert Half International (A)	19,927	539
Rockwell Automation	19,526	1,694
Rockwell Collins	18,978	1,171
Roper Industries	12,500	1,041
RR Donnelley & Sons (A)	21,011	412
Ryder System	5,854	333
Southwest Airlines	98,049	1,120
Stanley Black & Decker	21,735	1,566
Stericycle * (A)	11,400	1,016
Textron (A)	36,898	871

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Tyco International	62,700	$3,100
Union Pacific	65,094	6,796
United Parcel Service, Cl B	130,611	9,525
United Technologies	121,232	10,730
Waste Management (A)	60,128	2,241
WW Grainger (A)	7,965	1,224

		177,757

Information Technology — 17.5%
Adobe Systems *	67,836	2,133
Advanced Micro Devices *	77,663	543
Akamai Technologies *	23,900	752
Altera	41,451	1,921
Amphenol, Cl A	22,900	1,236
Analog Devices	40,599	1,589
Apple *	122,131	40,996
Applied Materials	167,950	2,185
Autodesk *	30,217	1,166
Automatic Data Processing	66,650	3,511
BMC Software *	24,049	1,316
Broadcom, Cl A	64,236	2,161
CA	51,827	1,184
Cisco Systems	728,204	11,367
Citrix Systems *	25,342	2,027
Cognizant Technology Solutions, Cl A *	40,700	2,985
Computer Sciences	20,433	776
Compuware *	23,975	234
Corning	209,378	3,800
Dell *	219,074	3,652
eBay *	151,932	4,903
Electronic Arts *	44,378	1,047
EMC * (A)	272,940	7,520
F5 Networks *	10,200	1,125
Fidelity National Information Services	35,065	1,080
First Solar * (A)	7,140	944
Fiserv *	17,580	1,101
Flir Systems (A)	21,700	732
Google, Cl A *	33,191	16,807
Harris	17,400	784
Hewlett-Packard	274,765	10,001
Intel	701,315	15,541
International Business Machines	160,037	27,454
Intuit *	36,886	1,913
Iron Mountain (A)	24,200	825
Jabil Circuit	27,979	565
JDS Uniphase *	30,156	502
Juniper Networks *	67,300	2,120
Kla-Tencor	22,571	914
Lexmark International, Cl A *	7,939	232
Linear Technology	29,894	987
LSI Logic *	74,346	529
Mastercard, Cl A	12,600	3,797
MEMC Electronic Materials *	22,700	194
Microchip Technology (A)	24,700	936
Micron Technology *	114,069	853
Microsoft	980,493	25,493
Molex (A)	19,060	491
Monster Worldwide * (A)	18,234	267
Motorola Mobility Holdings *	35,588	784

Description	Shares	Market Value ($ Thousands)

Motorola Solutions *	45,629	$2,101
National Semiconductor	29,037	715
NetApp * (A)	46,776	2,469
Novellus Systems * (A)	9,127	330
Nvidia *	76,148	1,213
Oracle	515,288	16,958
Paychex	42,456	1,304
Qualcomm	220,932	12,547
Red Hat *	24,900	1,143
SAIC *	32,944	554
Salesforce.com * (A)	16,200	2,414
SanDisk *	29,200	1,212
Symantec *	101,747	2,006
Tellabs	40,599	187
Teradata *	22,968	1,383
Teradyne * (A)	20,807	308
Texas Instruments	154,449	5,071
Total System Services	19,780	367
VeriSign	20,100	673
Visa, Cl A	63,672	5,365
Western Digital *	30,400	1,106
Western Union	78,912	1,581
Xerox	188,806	1,966
Xilinx (A)	34,509	1,259
Yahoo! *	166,638	2,506

		282,713

Materials — 3.7%
Air Products & Chemicals	28,426	2,717
Airgas	8,400	588
AK Steel Holding	11,600	183
Alcoa	137,235	2,177
Allegheny Technologies	13,359	848
Alpha Natural Resources *	28,700	1,304
Ball	20,482	788
Bemis (A)	11,390	385
CF Industries Holdings	9,390	1,330
Cliffs Natural Resources	19,511	1,804
Dow Chemical	156,175	5,622
E.I. Du Pont de Nemours	123,235	6,661
Eastman Chemical	8,608	879
Ecolab	31,330	1,766
FMC	9,700	835
Freeport-McMoRan Copper & Gold, Cl B	125,736	6,651
International Flavors & Fragrances	10,894	700
International Paper	57,070	1,702
MeadWestvaco	20,215	673
Monsanto	71,248	5,168
Newmont Mining	65,908	3,557
Nucor	40,982	1,689
Owens-Illinois *	23,300	601
PPG Industries	21,345	1,938
Praxair	40,499	4,390
Sealed Air	21,928	521
Sherwin-Williams (A)	10,716	899
Sigma-Aldrich	16,136	1,184
Titanium Metals	9,500	174
United States Steel (A)	17,026	784
Vulcan Materials (A)	17,249	665

		59,183

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 3.0%
American Tower, Cl A *	53,100	$2,779
AT&T	782,440	24,576
CenturyTel	80,257	3,245
Frontier Communications (A)	130,925	1,057
MetroPCS Communications *	36,200	623
Sprint Nextel *	387,522	2,089
Verizon Communications	374,298	13,935
Windstream	64,746	839

		49,143

Utilities — 3.3%
AES *	89,890	1,145
Ameren	31,844	918
American Electric Power	64,615	2,435
Centerpoint Energy	56,168	1,087
CMS Energy (A)	33,492	659
Consolidated Edison (A)	39,333	2,094
Constellation Energy Group	24,299	922
Dominion Resources (A)	76,840	3,709
DTE Energy	22,345	1,118
Duke Energy (A)	177,822	3,348
Edison International	44,053	1,707
Entergy	24,064	1,643
Exelon	88,354	3,785
FirstEnergy	56,110	2,477
Integrys Energy Group	10,634	551
NextEra Energy	56,420	3,242
Nicor	6,525	357
NiSource (A)	37,879	767
Northeast Utilities	23,700	834
NRG Energy *	33,100	814
Oneok (A)	14,300	1,059
Pepco Holdings (A)	30,800	605
PG&E	50,329	2,115
Pinnacle West Capital	15,249	680
PPL	77,571	2,159
Progress Energy	38,083	1,828
Public Service Enterprise Group	65,530	2,139
SCANA (A)	15,500	610
Sempra Energy	32,365	1,712
Southern	113,035	4,564
TECO Energy	30,312	573
Wisconsin Energy	31,200	978
Xcel Energy	60,319	1,466

		54,100

Total Common Stock (Cost $789,880) ($ Thousands)		1,586,742

AFFILIATED PARTNERSHIP — 5.4%
SEI Liquidity Fund, L.P.
0.140% ** †† (B)	89,217,689	86,562

Total Affiliated Partnership (Cost $89,218) ($ Thousands)		86,562

Description	Shares Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	26,551,044	$26,551

Total Cash Equivalent (Cost $26,551) ($ Thousands)		26,551

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S.Treasury Bills
0.045%, 07/07/11	$1,400	1,400
0.025%, 08/25/11	2,100	2,100

Total U.S. Treasury Obligations (Cost $3,500) ($ Thousands)		3,500

Total Investments — 105.3% (Cost $909,149) ($ Thousands) ‡		$1,703,355

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

S&P 500 Index Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	535	Sep-2011	$1,188

For the period ended June 30, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,618,273 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $87,955 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2011 was $86,562 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $913,120 ($ Thousands), and the unrealized appreciation and depreciation were $809,098 ($ Thousands) and ($18,863) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,586,742	$—	$—	$1,586,742
Affiliated Partnership	—	86,562	—	86,562
Cash Equivalent	26,551	—	—	26,551
U.S. Treasury Obligations	—	3,500	—	3,500

Total Investments in Securities	$1,613,293	$90,062	$—	$1,703,355

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,188	$—	$—	$1,188

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 11.7%
1-800-Flowers.com, Cl A *	465	$1
AFC Enterprises *	23,438	386
American Axle & Manufacturing Holdings *	80	1
American Public Education * (A)	22,033	981
Ameristar Casinos	19,753	468
ANN *	1,103	29
Ascena Retail Group *	15	—
Belo, Cl A	38,737	292
Big 5 Sporting Goods	8,000	63
BJ’s Restaurants * (A)	7,100	372
Blue Nile *	273	12
Blyth	2,100	106
Body Central *	1,700	40
Boyd Gaming * (A)	38,390	334
Bravo Brio Restaurant Group *	19,458	475
Brinker International	18,663	457
Brown Shoe (A)	29,400	313
Brunswick (A)	63	1
Cabela’s * (A)	18,435	500
California Pizza Kitchen *	3,200	59
Carter’s *	4,500	138
Casual Male Retail Group *	45,000	187
Cato, Cl A	10,594	305
CEC Entertainment	13,849	556
Cheesecake Factory *	2,116	66
Chico’s FAS	30,915	471
Childrens Place Retail Stores *	9,983	444
Coinstar *	30	2
Cooper Tire & Rubber	18,802	372
Core-Mark Holding *	8,385	299
Cracker Barrel Old Country Store	141	7
CROCS *	15,781	406
Dana Holding *	11,305	207
Deckers Outdoor * (A)	6,649	586
Destination Maternity	8,600	172
Dillard’s, Cl A	45	2
Domino’s Pizza *	1,285	32
Eastman Kodak * (A)	38,100	137
Exide Technologies *	18,200	139
Express	6,700	146
Finish Line, Cl A	3,300	71
Gaylord Entertainment * (A)	35,665	1,070
Genesco *	10,246	534
Gentex	7,600	230
HomeAway *	6,500	252
HOT Topic	18,300	136
HSN *	9,255	305
Iconix Brand Group *	280	7
Insight Enterprises *	218	4
Isle of Capri Casinos *	26,151	231
ITT Educational Services *	40	3
Jones Group	83,917	911
Knology *	3,136	47
Lamar Advertising, Cl A *	105	3
La-Z-Boy, Cl Z * (A)	11,200	111
Libbey *	27,400	444
Life Time Fitness * (A)	32,052	1,279
Lincoln Educational Services	9,400	161

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings * (A)	8,300	$211
Maidenform Brands *	4,900	136
MDC Partners, Cl A (A)	19,900	359
Men’s Wearhouse	12,124	409
Meredith (A)	11,095	345
Meritage Homes * (A)	16,323	368
Monro Muffler (A)	7,350	274
Morgans Hotel Group *	53,300	383
Morningstar (A)	4,300	261
National CineMedia	28,300	479
New Frontier Media *	42,300	58
OfficeMax * (A)	24,072	189
Overstock.com *	247	4
Oxford Industries (A)	23,800	803
Penske Auto Group (A)	12,923	294
PEP Boys-Manny Moe & Jack	46,604	509
PetMed Express (A)	19,800	235
PF Chang’s China Bistro	3,300	133
Pier 1 Imports *	19,200	222
Pinnacle Entertainment *	31,385	468
Pool	3,400	101
Pre-Paid Legal Services *	1,000	67
Quiksilver *	6	—
ReachLocal * (A)	13,675	285
Regal Entertainment Group, Cl A (A)	27,200	336
Regis (A)	25,974	398
Ruby Tuesday *	27,216	293
Ryland Group (A)	37,993	628
Sauer-Danfoss *	5,000	252
Shutterfly *	23,622	1,356
Sinclair Broadcast Group, Cl A	4,000	44
Skechers U.S.A., Cl A *	11,500	167
Sotheby’s	5,500	239
Stage Stores	29,714	499
Stamps.com	58	1
Steiner Leisure *	3,200	146
Steven Madden *	5,768	216
Stoneridge *	20,181	297
Strayer Education (A)	1,900	240
Sturm Ruger (A)	20,180	443
Superior Industries International	1,000	22
SuperMedia * (A)	800	3
Systemax *	23	—
Tempur-Pedic International *	31	2
Tenneco *	17,293	762
Tesla Motors * (A)	24,425	711
Texas Roadhouse, Cl A	7,500	132
Timberland, Cl A *	900	39
Titan International (A)	8,436	205
Ulta Salon Cosmetics & Fragrance *	10,200	659
Universal Technical Institute	4,600	91
Vail Resorts (A)	6,800	314
Valuevision Media, Cl A *	3,600	27
Vera Bradley *	11,500	439
Warnaco Group *	800	42
Whistler Blackcomb Holdings	11,200	135

		31,094

Consumer Staples — 2.2%
B&G Foods, Cl A	10,900	225

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Boston Beer, Cl A *	45	$4
Casey’s General Stores (A)	11,080	488
China-Biotics * (A)	13,700	24
Chiquita Brands International *	58,000	755
Coca-Cola Bottling Consolidated	700	48
Cosan SA Industria e Comercio (Brazil)	9,300	146
Darling International *	7,400	131
Dean Foods *	205	3
Dole Food * (A)	165	2
Flowers Foods (A)	8,850	195
Fresh Market * (A)	8,300	321
Hain Celestial Group * (A)	10,137	338
J&J Snack Foods	8,330	415
Mead Johnson Nutrition, Cl A	25	2
Medifast * (A)	4,533	108
Nu Skin Enterprises, Cl A (A)	3,795	142
Pantry *	28,600	537
Prestige Brands Holdings *	95	1
Ruddick (A)	15,455	673
Smithfield Foods *	145	3
Spartan Stores	35,034	684
Susser Holdings *	330	5
TreeHouse Foods * (A)	8,217	449
Viterra, Cl Common Subscription Recei	11,400	124

		5,823

Energy — 8.0%
Approach Resources *	18,525	420
Berry Petroleum, Cl A	18,928	1,006
Bill Barrett *	20	1
BPZ Resources * (A)	63,600	209
Brigham Exploration *	55	2
Cal Dive International *	16,700	100
CARBO Ceramics (A)	4,230	689
Carrizo Oil & Gas * (A)	10,620	443
Cheniere Energy * (A)	382	3
Clayton Williams Energy *	5,311	319
Cloud Peak Energy *	17,100	364
Complete Production Services *	29,705	991
Comstock Resources * (A)	32,373	932
Crosstex Energy	337	4
CVR Energy *	10,676	263
Dawson Geophysical *	1,700	58
Delek US Holdings	137	2
Dril-Quip *	11,100	753
Energy Partners *	8,700	129
Energy XXI Bermuda *	1,820	60
Exterran Holdings *	179	3
Forest Oil *	27,555	736
Frontier Oil	129	4
FX Energy * (A)	6,500	57
GeoMet *	50,800	60
Global Geophysical Services *	25,100	447
Golar LNG	9,600	335
Goodrich Petroleum * (A)	32,827	604
Gulfport Energy *	15,087	448
HollyFrontier	61	4
Houston American Energy (A)	2,800	51
ION Geophysical *	4,300	41
Karoon Gas Australia *	18,064	101
Key Energy Services *	51,524	927

Description	Shares	Market Value ($ Thousands)

Kodiak Oil & Gas * (A)	80,472	$464
Lone Pine Resources *	18,700	199
Lufkin Industries	9,278	798
Magnum Hunter Resources * (A)	103,740	701
Matrix Service *	25,747	344
McMoRan Exploration *	192	4
Newpark Resources *	25,564	232
Northern Oil And Gas * (A)	21,565	478
Oasis Petroleum *	4,175	124
Oilsands Quest * (A)	258,000	83
OYO Geospace *	217	22
Panhandle Oil and Gas, Cl A	4	—
Penn Virginia (A)	7,800	103
PetroHawk Energy *	35,775	883
Petroleum Development *	21,615	646
Petroquest Energy *	9,176	64
Pioneer Drilling *	37,898	578
Porto Energy *	177,900	153
Quicksilver Resources * (A)	40,304	595
Rosetta Resources *	5,550	286
Scorpio Tankers *	90,637	905
Ship Finance International	30	1
StealthGas *	16,600	71
Stone Energy *	16,835	512
Superior Energy Services *	13,708	509
Swift Energy *	3,530	132
Tesco ADR	8,900	173
Tesoro *	148	3
Tetra Technologies *	16,100	205
Triangle Petroleum *	22,100	143
Unit *	6	—
Vaalco Energy *	26,840	162
Vantage Drilling * (A)	71,900	131
Venoco *	8,597	110
W&T Offshore (A)	24,541	641
Warren Resources *	39,500	150
Western Refining * (A)	10,310	186
World Fuel Services	539	19

		21,376

Financials — 17.7%
Affiliated Managers Group *	4,200	426
Alexander’s †	200	79
Alterra Capital Holdings (A)	9,600	214
American Campus Communities † (A)	7,200	256
American Capital *	436	4
American Capital Agency †	9,600	279
American Equity Investment Life Holding	640	8
Amtrust Financial Services (A)	16,444	375
Anworth Mortgage Asset †	17,000	128
Associated Banc-Corp (A)	22,585	314
Associated Estates Realty †	28,423	462
Astoria Financial	246	3
Bancorp *	486	5
Bancorpsouth (A)	35,849	445
Berkshire Hills Bancorp (A)	19,710	441
BGC Partners, Cl A	2,000	16
BioMed Realty Trust †	42,295	814
Boston Private Financial Holdings (A)	51,010	336
Brandywine Realty Trust †	34,510	400

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Brasil Brokers Participacoes	18,200	$89
BRE Properties, Cl A †	4,000	199
Calamos Asset Management, Cl A	106	2
Campus Crest Communities †	36,800	476
Capstead Mortgage †	9,398	126
Cardinal Financial	19,855	217
Cardtronics *	2,797	65
Cathay General Bancorp	25,000	410
CBL & Associates Properties †	203	4
Central Pacific Financial * (A)	30,765	431
Chatham Lodging Trust †	8,400	135
Chemical Financial	58	1
Chimera Investment † (A)	39,200	136
City National	4,900	266
CNO Financial Group *	45,300	358
CoBiz Financial	65,775	430
Cohen & Steers (A)	8,782	291
Colonial Properties Trust †	14,306	292
Community Bank System	227	6
CompuCredit Holdings *	440	1
Cowen Group, Cl A * (A)	35,600	134
Credit Acceptance *	25	2
CreXus Investment †	38,700	430
Delphi Financial Group, Cl A	11,700	342
Developers Diversified Realty † (A)	32,342	456
DiamondRock Hospitality †	59,856	642
Dollar Financial * (A)	6,525	141
Douglas Emmett †	7,100	141
Duff & Phelps	7,400	95
DuPont Fabros Technology † (A)	22,483	567
Eagle Bancorp *	36,540	486
East West Bancorp	55	1
EastGroup Properties †	1,322	56
Education Realty Trust †	119,155	1,021
eHealth *	2,100	28
Encore Bancshares * (A)	14,650	176
Encore Capital Group *	7,539	232
Equity Lifestyle Properties †	2,162	135
Equity One †	141	3
ESSA Bancorp (A)	8,286	103
Excel Trust † (A)	45,730	504
Extra Space Storage †	2,700	58
FBL Financial Group, Cl A	21	1
FBR *	83,600	284
Financial Engines *	26,030	675
First Cash Financial Services *	672	28
First Financial Bancorp	34,076	569
First Horizon National	260	2
First Midwest Bancorp	1,346	17
First Potomac Realty Trust †	25,763	394
FirstMerit	35,892	593
Flushing Financial	8,700	113
Fpic Insurance Group *	9,800	408
Fulton Financial	38,468	412
Gain Capital Holdings *	25,200	172
General Shopping Brasil (Brazil) *	10,700	89
Getty Realty †	902	23
Gladstone Commercial †	5,700	99
Global Indemnity, Cl A *	15,100	335
Gluskin Sheff + Associates	4,300	84

Description	Shares	Market Value ($ Thousands)

Government Properties Income Trust †	8,300	$224
Great American Group *	52,600	13
Green Dot, Cl A *	48	2
Greenhill (A)	10,037	540
Hancock Holding	36,233	1,123
Hanover Insurance Group	24,942	941
Hatteras Financial †	132	4
Highwoods Properties † (A)	32,422	1,074
Home Bancshares	13,300	314
Home Properties † (A)	5,600	341
Hudson Valley Holding	4,497	87
Inland Real Estate † (A)	53,128	469
Interactive Brokers Group, Cl A	195	3
Investors Real Estate Trust †	4,500	39
Kennedy-Wilson Holdings (A)	13,200	162
Knight Capital Group, Cl A *	12,100	133
LaSalle Hotel Properties †	19,695	519
Lexington Realty Trust † (A)	80,252	733
LTC Properties †	12,884	358
Maiden Holdings	46,500	423
MarketAxess Holdings	7,950	199
MB Financial	21,865	421
Meadowbrook Insurance Group	112,918	1,119
Medical Properties Trust †	10,900	125
MF Global Holdings *	554	4
MFA Financial †	16,468	132
Mid-America Apartment
Communities † (A)	9,476	639
MSCI, Cl A *	3,200	120
Nara Bancorp *	50	—
National Financial Partners * (A)	29,915	345
National Penn Bancshares	102,829	815
National Retail Properties † (A)	34,543	847
Nelnet, Cl A	10,335	228
Newcastle Investment †	75	—
NorthStar Realty Finance † (A)	70,785	285
Northwest Bancshares	12,400	156
Old National Bancorp	46,655	504
Omega Healthcare Investors †	4,800	101
Pacific Continental	19,397	177
PacWest Bancorp (A)	18,740	385
PennantPark Investment	38,000	426
PHH *	10	—
Platinum Underwriters Holdings	14,085	468
Popular *	682	2
Post Properties †	16,647	679
Potlatch †	3,094	109
ProAssurance *	7,380	517
Prosperity Bancshares	12,040	528
Protective Life	145	3
Provident Financial Services (A)	146	2
Renasant (A)	10,700	155
RLI (A)	7,209	446
Sabra Healthcare †	4,200	70
Safeguard Scientifics *	33,436	631
Sandy Spring Bancorp	28,373	510
SCBT Financial	7,400	212
Seacoast Banking Corp of Florida *	28,062	42
Senior Housing Properties Trust †	117	3
Signature Bank NY *	3,725	213
Simmons First National, Cl A	6,600	169

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Sovran Self Storage †	90	$4
Starwood Property Trust †	9,600	197
Stifel Financial *	5,500	197
Summit Hotel Properties †	14,000	159
Sunstone Hotel Investors * †	47,220	438
Susquehanna Bancshares (A)	65,593	525
SVB Financial Group *	7,805	466
Synovus Financial (A)	118,050	246
Tanger Factory Outlet Centers †	9,200	246
Taubman Centers †	67	4
THL Credit	13,500	176
Titanium Asset Management *	4,111	2
Titanium Asset Management PIPE * (B) (C) (D)	2,000	2
Tower Group	4,346	104
Trustco Bank NY (A)	537	3
Trustmark (A)	19,841	464
United Bankshares (A)	32	1
United Financial Bancorp	6,900	106
Uranium Participation *	18,300	121
U-Store-It Trust †	46,939	494
Validus Holdings	9,100	282
ViewPoint Financial Group	22,360	309
Waddell & Reed Financial, Cl A	12,798	465
Washington Federal	99	2
Washington Real Estate Investment Trust † (A)	19,026	619
Webster Financial (A)	23,636	497
Western Alliance Bancorp *	94,802	673
Wintrust Financial (A)	21,104	679
WisdomTree Investments *	34,400	218
World Acceptance * (A)	8,215	539
WSFS Financial	15,326	608

		47,126

Health Care — 13.0%
Abaxis *	9,996	272
ABIOMED *	13,400	217
Accuray *	20,300	163
Acorda Therapeutics *	7,905	255
Aegerion Pharmaceuticals *	13,800	217
Air Methods *	4,305	322
Alere * (A)	10,200	373
Align Technology * (A)	27,800	634
Alkermes *	12,200	227
Alliance Imaging *	75	—
Almost Family * (A)	1,100	30
Amedisys *	47	1
AMERIGROUP * (A)	4,241	299
AMN Healthcare Services *	20,600	171
Amsurg * (A)	5,653	148
Amylin Pharmaceuticals *	5	—
Analogic	52	3
Angiodynamics *	78	1
Arena Pharmaceuticals * (A)	87,579	119
Ariad Pharmaceuticals * (A)	55,000	623
Arthrocare *	1,100	37
Assisted Living Concepts, Cl A (A)	4,800	81
ATHENAHEALTH INC *	69	3
AVEO Pharmaceuticals *	23,820	491
Brookdale Senior Living, Cl A *	16	—
Bruker BioSciences *	29,050	591
Catalyst Health Solutions *	65	4

Description	Shares	Market Value ($ Thousands)

Centene *	100	$4
Cepheid * (A)	4,645	161
Chemed	6,131	402
Chindex International *	2	—
Community Health Systems *	110	3
Computer Programs & Systems	2,200	140
Conmed *	14,865	423
Cooper	1,788	142
Cubist Pharmaceuticals *	28,457	1,024
Cyberonics *	7,500	210
Depomed * (A)	19,000	155
Durect *	83,018	168
DynaVox, Cl A *	44,154	336
Emergent Biosolutions *	17,350	391
Emeritus *	27,108	576
Ensign Group	6,900	210
Enzon Pharmaceuticals *	265	3
ePocrates * (A)	13,449	248
eResearchTechnology *	36,598	233
Five Star Quality Care *	1	—
Fluidigm *	14,017	235
Gen-Probe *	42	3
Gentiva Health Services *	153	3
Greatbatch *	15,465	415
Haemonetics *	23	1
Halozyme Therapeutics *	52,900	365
Health Management Associates, Cl A *	67,472	727
Health Net *	16,075	516
Healthsouth *	5,443	143
Healthspring *	16,506	761
HeartWare International * (A)	1,800	133
Hill-Rom Holdings	5,882	271
HMS Holdings *	2,105	162
ICU Medical *	15,222	665
Idenix Pharmaceuticals * (A)	35,000	175
Immucor *	70	1
Immunogen * (A)	5,000	61
Impax Laboratories *	43,955	956
Imris *	54,707	374
Incyte * (A)	13,600	258
Insulet * (A)	37,475	831
Invacare (A)	25,723	854
IPC The Hospitalist *	500	23
ISTA Pharmaceuticals *	13,300	102
Jazz Pharmaceuticals * (A)	8,646	288
Kensey Nash *	3,900	98
Kindred Healthcare * (A)	17,365	373
LHC Group *	4,600	106
LifePoint Hospitals *	13,711	536
Magellan Health Services *	26,022	1,424
MAKO Surgical * (A)	9,150	272
Masimo (A)	21,861	649
Medical Action Industries *	32,500	265
Medicines *	18,200	300
Medicis Pharmaceutical, Cl A	19,068	728
Medivation *	3,726	80
Mednax * (A)	7,945	574
MELA Sciences * (A)	17,400	41
Meridian Bioscience	191	5
Merit Medical Systems *	6,732	121
Momenta Pharmaceuticals *	109	2
MWI Veterinary Supply *	1,700	137

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Myriad Genetics *	9,220	$209
Nektar Therapeutics * (A)	24,700	180
Neogen *	2,700	122
Neoprobe * (A)	29,400	98
Neurocrine Biosciences *	7,785	63
NuVasive * (A)	18,503	608
NxStage Medical *	16,886	352
Omnicell *	38,750	604
Onyx Pharmaceuticals *	8,500	300
Optimer Pharmaceuticals * (A)	5,103	61
Owens & Minor	107	4
Pain Therapeutics	9,500	37
Par Pharmaceutical *	178	6
Parexel International *	147	4
PDL BioPharma (A)	46,267	272
Pharmaceutical Product Development	126	3
Pharmasset *	1,700	191
Pozen *	22,319	94
Providence Service *	33,510	424
Questcor Pharmaceuticals * (A)	40,785	983
Rigel Pharmaceuticals *	22,800	209
Sagent Pharmaceuticals *	11,900	321
Salix Pharmaceuticals *	10,533	420
Select Medical Holdings *	500	4
SIGA Technologies * (A)	6,793	66
Sirona Dental Systems *	5,577	296
Skilled Healthcare Group, Cl A *	45	—
Spectrum Pharmaceuticals * (A)	30,265	280
STERIS	18,648	652
Sunrise Senior Living * (A)	44,800	427
Symmetry Medical *	12,500	112
Syneron Medical *	39,100	474
Targacept *	11,325	239
Team Health Holdings *	744	17
Techne	335	28
Theravance * (A)	6,600	147
Thoratec *	10,400	341
Tornier BV * (A)	17,329	467
Triple-S Management, Cl B *	65	1
United Therapeutics *	55	3
Viropharma *	9,675	179
WellCare Health Plans *	11,350	583
Zoll Medical *	8,564	485

		34,511

Industrials — 16.9%
3D Systems *	55	1
AAR (A)	22,639	613
ABM Industries	24	1
Acacia Research - Acacia Technologies *	7,548	277
ACCO Brands *	1,003	8
Actuant, Cl A	27,729	744
Acuity Brands (A)	10,200	569
Aegean Marine Petroleum
Network	50,000	354
AerCap Holdings *	64,083	834
Aircastle	18	—
Alaska Air Group *	100	7
Alliant Techsystems	57	4
Altra Holdings *	97	2
American Science & Engineering	36	3

Description	Shares	Market Value ($ Thousands)

Ameron International	6,244	$410
AO Smith	6,544	277
APAC Customer Services *	39,129	209
Applied Industrial Technologies	14,200	506
Astec Industries *	10	—
Avis Budget Group * (A)	35,100	600
BE Aerospace *	14,600	596
Beacon Roofing Supply *	3,400	78
Belden	17,855	623
Blount International *	401	7
Briggs & Stratton (A)	335	7
Brink’s	32	1
CAE	4	—
CAI International *	12,725	263
Carlisle	12,800	630
Celadon Group *	25,594	357
Ceradyne *	5,546	216
Clean Harbors *	1,500	155
Coleman Cable *	51	1
Columbus McKinnon *	24,100	433
Consolidated Graphics *	10,764	591
Copa Holdings, Cl A	5,960	398
Corporate Executive Board	9,300	406
Corrections Corp of America *	2	—
CRA International *	4,900	133
Crane	12,358	611
Cubic	16,207	827
Curtiss-Wright	16,227	525
Deluxe	48	1
DigitalGlobe *	16,900	430
Dollar Thrifty Automotive Group * (A)	3,000	221
DXP Enterprises *	245	6
Dycom Industries *	28,308	462
Dynamic Materials	16,297	365
EMCOR Group *	39,883	1,169
EnerSys *	17,800	613
ESCO Technologies	17,890	658
Exponent *	600	26
Flow International *	11,100	40
Force Protection *	22,200	110
Franklin Electric	2,200	103
FTI Consulting * (A)	16,700	634
G&K Services	20,871	707
Generac Holdings *	25,737	499
General Cable *	12,786	545
Genesee & Wyoming, Cl A *	9,117	534
Geo Group *	41,350	952
Global Power Equipment Group * (A)	6,200	164
Gorman-Rupp	2	—
Graco	7,842	397
GrafTech International *	5,100	103
Great Lakes Dredge & Dock	17,700	99
Greenbrier *	24,233	479
Griffon *	108	1
H&E Equipment Services *	8,700	122
Hawaiian Holdings * (A)	118,890	678
HEICO (A)	15,695	859
Hexcel *	27,630	605
Higher One Holdings * (A)	124	2
Huron Consulting Group *	8,024	242
ICF International *	6,835	173

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

InnerWorkings * (A)	52,846	$441
Insituform Technologies, Cl A *	52	1
Insperity	865	26
Interface, Cl A	6,340	123
JetBlue Airways * (A)	44,100	269
Kadant *	18,842	594
Kaman	88	3
KAR Auction Services *	25	—
Kaydon	24,475	913
Kelly Services, Cl A *	2,303	38
Kirby *	2,400	136
Knight Transportation	13,517	230
Korn/Ferry International *	80	2
Kratos Defense & Security Solutions *	12,200	148
LB Foster, Cl A	10,987	362
Lennox International	2,800	121
Manitowoc	181	3
Marten Transport	33,165	716
MasTec *	40	1
Mcgrath Rentcorp	29	1
Metalico * (A)	323	2
Michael Baker *	4,614	97
Middleby *	6,430	605
Miller Industries	36	1
Mine Safety Appliances	114	4
Mistras Group *	14,334	232
Mobile Mini *	19,075	404
Mueller Industries	2,601	99
Mueller Water Products, Cl A (A)	57,884	230
MYR Group *	10	—
NACCO Industries, Cl A	1,405	136
Navigant Consulting *	28,700	301
Nordson	82	5
Northwest Pipe *	16	—
Old Dominion Freight Line *	34,629	1,292
Orion Marine Group *	24,000	226
Pacer International *	1,900	9
Pike Electric *	90	1
Polypore International *	13,565	920
Quanex Building Products	19,790	324
Raven Industries	2,928	163
RBC Bearings *	700	26
Regal-Beloit	34	2
Robbins & Myers	24,658	1,303
Rollins	15,150	309
RSC Holdings * (A)	9,971	119
Rush Enterprises, Cl A *	26,613	506
School Specialty *	15,290	220
SeaCube Container Leasing	8,300	143
Shaw Group *	84	3
Simpson Manufacturing	26,300	786
Spirit Airlines * (A)	27,900	334
Standard Parking *	44	1
Standex International (A)	6,211	191
Sun Hydraulics	1,417	68
Swift Transportation, Cl A * (A)	6,200	84
TAL International Group	25,924	895
Teleflex	4,800	293
Tennant	1,480	59
Tetra Tech *	12,086	272
Textainer Group Holdings (A)	6,700	206
Titan Machinery *	200	6

Description	Shares	Market Value ($ Thousands)

TMS International, Cl A *	21,830	$285
Tredegar	110	2
Trex * (A)	15,538	380
Trimas *	13	—
Trinity Industries	5,200	181
Tutor Perini	26,400	506
United Rentals * (A)	12,428	316
United Stationers	240	9
US Airways Group * (A)	51,700	461
US Ecology	1,900	32
Valmont Industries	20	2
Vitran *	17,870	227
Wabash National *	173,843	1,629
Wabtec	8,900	585
Watsco (A)	3,567	242
Werner Enterprises	17,047	427
WESCO International *	61	3
Woodward	50	2
Xerium Technologies *	18	—
Zipcar * (A)	21,100	431

		45,001

Information Technology — 17.0%
ACI Worldwide *	8,000	270
Adtran	11,640	451
Advent Software * (A)	6,732	190
Aeroflex Holding *	22,400	407
Amkor Technology * (A)	629	4
Amtech Systems *	6,500	134
Ancestry.com * (A)	19,490	807
Anixter International	293	19
Applied Micro Circuits *	11,600	103
Ariba *	125	4
Arris Group *	12,000	139
Aruba Networks * (A)	20,903	618
Aviat Networks *	42,672	168
Avid Technology *	43,631	822
AVX	4,700	72
Benchmark Electronics *	25,808	426
Blackbaud	494	14
Blackboard * (A)	11,700	508
Blue Coat Systems *	30	1
Brightpoint *	760	6
BroadSoft * (A)	27,591	1,052
Brocade Communications Systems *	18,500	119
Cabot Microelectronics *	2,800	130
CACI International, Cl A *	65	4
Cadence Design Systems *	70	1
Cavium *	9,820	428
CDC Software ADR *	44,600	231
Ceva *	5,900	180
Ciber *	115,163	639
Ciena * (A)	23,521	432
Cirrus Logic * (A)	10,629	169
Cognex	2,600	92
Coherent *	3,634	201
CommVault Systems *	10,774	479
Comverse Technology *	14,500	112
Concur Technologies * (A)	7,100	355
Constant Contact * (A)	27,834	707
CoreLogic *	50	1
Cornerstone OnDemand *	12,200	215

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

CSG Systems International *	302	$6
Cymer *	10,800	535
Cypress Semiconductor	175	4
Daktronics	149	2
DealerTrack Holdings *	20,800	477
Digi International *	18,600	242
Digital River * (A)	25,600	823
Diodes * (A)	20,109	525
DST Systems	8	—
DTS *	4,580	186
Earthlink	68,565	528
Echo Global Logistics *	28	—
Electronics for Imaging *	137	2
Emulex *	5,500	47
Entegris *	25,444	257
Envestnet *	24,807	368
Fabrinet *	6,900	167
Fairchild Semiconductor International *	39,426	659
FARO Technologies *	500	22
Finisar *	61	1
Forrester Research	3,396	112
Fortinet *	16,170	441
Fusion-io * (A)	9,100	274
Glu Mobile * (A)	67,300	355
GT Solar International * (A)	2,800	45
Hackett Group *	70,900	361
Heartland Payment Systems (A)	349	7
Hittite Microwave *	14,773	915
iGate (A)	122	2
Ingram Micro, Cl A *	32	1
Inphi *	42,225	735
Integrated Device Technology * (A)	129,238	1,016
Interactive Intelligence Group *	2,500	87
InterDigital (A)	10,300	421
Intermec *	28	—
International Rectifier *	5,725	160
IntraLinks Holdings *	17,900	309
Ixia *	9,600	123
IXYS *	133	2
j2 Global Communications * (A)	19,081	539
JDA Software Group *	19,361	598
Keynote Systems	2,300	50
KIT Digital * (A)	13,797	165
Kulicke & Soffa Industries * (A)	13,000	145
Lattice Semiconductor *	90,500	590
Lawson Software *	35,660	400
LivePerson *	102	2
LogMein *	18,508	714
Loral Space & Communications *	1,900	132
LTX-Credence *	1,833	16
Manhattan Associates *	13,600	468
Mantech International, Cl A (A)	131	6
MAXIMUS	8,600	711
Mellanox Technologies *	12,900	384
MEMC Electronic Materials *	167	1
Mentor Graphics *	44,338	568
Methode Electronics	8,000	93
Micrel	9,700	103
Microsemi *	88	2
MicroStrategy, Cl A *	2,309	376
Mitel Networks *	31,900	140

Description	Shares	Market Value ($ Thousands)

MKS Instruments	1,200	$32
Monolithic Power Systems *	29,800	459
Monotype Imaging Holdings *	8	—
Monster Worldwide *	5	—
Move *	517	1
MTS Systems	1,803	75
Multi-Fineline Electronix *	8	—
National Instruments	4	—
NCR *	105	2
Netgear *	3,392	148
Netlogic Microsystems * (A)	19,978	807
Netscout Systems *	11,629	243
NetSuite * (A)	13,600	533
NIC	4,600	62
Novatel Wireless * (A)	15,800	87
Nuance Communications * (A)	17,400	373
Omnivision Technologies *	874	30
OpenTable * (A)	6,039	502
Opnet Technologies	2,800	115
OSI Systems *	3,200	138
Parametric Technology *	44,824	1,028
Park Electrochemical	13,325	372
Parkervision * (A)	78,100	45
Photronics * (A)	50,125	425
Plantronics	16,991	621
Plexus *	15,156	528
PMC - Sierra *	16,100	122
Progress Software *	3,010	73
QLIK Technologies *	25	1
Quality Systems	66	6
Quantum * (A)	16,800	56
Quest Software *	7,135	162
Rackspace Hosting * (A)	8,568	366
RealD * (A)	30,500	713
RealPage *	16,200	429
Responsys *	13,625	242
RightNow Technologies *	99	3
Riverbed Technology *	9,995	396
Rogers *	65	3
Rosetta Stone * (A)	21,281	343
Sanmina- SCI *	141	1
Sapient *	31,039	467
SAVVIS *	3,196	126
Scansource *	117	4
Seachange International *	13,300	143
ShoreTel *	7,600	77
Silicon Graphics International *	7,500	129
Silicon Image *	72,600	469
SolarWinds * (A)	21,000	549
Sourcefire *	17,800	529
SRA International, Cl A *	87	3
STEC *	138	2
Sycamore Networks	28,701	638
Synaptics * (A)	65	2
SYNNEX * (A)	120	4
Syntel	4,965	294
Taleo, Cl A *	25,677	951
Tech Data *	71	3
TeleTech Holdings *	11,623	245
Teradyne *	229	3
TIBCO Software *	32,700	949
Travelzoo * (A)	5,689	368
TriQuint Semiconductor *	14,300	146

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

TTM Technologies *	31,162	$499
Ultimate Software Group *	1,457	79
Ultra Clean Holdings *	33,943	308
United Online	566	3
Universal Display *	7,000	246
Valueclick * (A)	11,546	192
Vasco Data Security International *	13	—
Veeco Instruments * (A)	700	34
Velti *	13,775	233
VeriFone Holdings *	89	4
VirnetX Holding * (A)	4,400	127
VistaPrint *	9,639	461
Vocus *	5,200	159
WebMD Health, Cl A *	64	3
Websense * (A)	1,990	52
XO Group * (A)	12,500	124

		45,297

Materials — 5.1%
AK Steel Holding	144	2
Allied Nevada Gold *	3,900	138
AM Castle *	35	1
AMCOL International (A)	8,444	322
Aptargroup	2,400	126
Arch Chemicals	43	1
Balchem	4,300	188
Boise	32	—
Carpenter Technology	13,300	767
Clearwater Paper *	3,200	218
Coeur d’Alene Mines *	95	2
Commercial Metals	21,300	306
Cytec Industries	46	3
Ferro *	4,955	67
Flotek Industries * (A)	12,600	107
Georgia Gulf *	84	2
Globe Specialty Metals	60,036	1,346
Golden Star Resources * (A)	31,300	69
H.B. Fuller	266	6
Haynes International	9,078	562
Hecla Mining *	20,875	161
Horsehead Holding *	49,591	661
Innophos Holdings	19,021	928
Innospec *	17,200	578
Intrepid Potash *	50	2
Koppers Holdings	263	10
LSB Industries *	6,000	258
Materion *	7,200	266
Metals USA Holdings *	226	3
Minerals Technologies	8,216	545
New Gold *	13,300	137
NewMarket	1,956	334
Noranda Aluminum Holding *	21,321	323
Olin	5	—
PolyOne	67,640	1,046
Quaker Chemical	8,198	353
Romarco Minerals *	64,700	110
Royal Gold	7	—
RTI International Metals * (A)	27,585	1,058
Sandstorm Gold *	105,900	131
Schnitzer Steel Industries, Cl A (A)	6,594	380
Schulman A	111	3

Description	Shares	Market Value ($ Thousands)

Sensient Technologies	12,157	$451
Silgan Holdings	12,095	495
Silver Standard Resources *	9,925	265
Solutia *	1,622	37
Spartech *	114	1
TPC Group *	1,100	43
Universal Stainless & Alloy *	3,500	164
Westlake Chemical	8	—
Worthington Industries (A)	14,087	325
WR Grace *	3,524	161
Zep	8	—

		13,462

Telecommunication Services — 0.9%
AboveNet	815	57
Alaska Communications Systems Group (A)	243	2
Boingo Wireless *	37,400	340
Cogent Communications Group *	6,272	107
Fairpoint Communications * (A)	41,600	383
General Communication, Cl A *	1,065	13
Global Crossing *	291	11
IDT, Cl B	6,300	170
Iridium Communications *	635	6
Leap Wireless International *	8,600	139
Neutral Tandem * (A)	22,425	391
NTELOS Holdings	115	2
PAETEC Holding *	66,284	318
Premiere Global Services *	300	2
Shenandoah Telecommunications	2,750	47
USA Mobility	15,900	243
Vonage Holdings * (A)	67,655	298

		2,529

Utilities — 2.7%
Cadiz * (A)	8,300	90
California Water Service Group	6,200	116
Chesapeake Utilities	10,815	433
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	6,500	130
Cleco	14,662	511
El Paso Electric	33,468	1,081
Idacorp	12,218	483
New Jersey Resources	10,492	468
Nicor	2,300	126
PNM Resources	36,344	609
Portland General Electric	37,520	948
UIL Holdings (A)	30,831	997
Unisource Energy	3,500	131
Vectren	16,594	462
Westar Energy (A)	4,500	121
WGL Holdings	13,550	522

		7,228

Total Common Stock (Cost $221,264) ($ Thousands)		253,447

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (C)	800	85

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 0.0%
GeoMet	5,577	$63

Financials — 0.0%
Grubb & Ellis (C)	800	40
Grubb & Ellis Cumulative *	900	44

		84

Total Preferred Stock (Cost $314) ($ Thousands)		232

	Number of Warrants
WARRANTS — 0.0%
Kulim Malaysia	10,100	—
Sandstorm Gold Expires 2014 *	12,375	8

Total Warrants (Cost $—) ($ Thousands)		8

CONVERTIBLE BONDS — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13	$86	75

Financials — 0.0%
Grubb & Ellis CV to 445.583
7.950%, 05/01/15 (C)	36	30

Total Convertible Bonds (Cost $101) ($ Thousands)		105

AFFILIATED PARTNERSHIP — 22.3%
SEI Liquidity Fund, L.P.
0.140% ** †† (G)	59,340,686	59,341

Total Affiliated Partnership
(Cost $59,341) ($ Thousands)		59,341

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	12,245,121	12,245

Total Cash Equivalent
(Cost $12,245) ($ Thousands)		12,245

U.S. TREASURY OBLIGATION (E) (F) — 0.2%
U.S. Treasury Bills
0.063%, 12/15/11	416	416

Total U.S. Treasury Obligation
(Cost $416) ($ Thousands)		416

Total Investments — 122.4%
(Cost $293,681) ($ Thousands) ‡		$325,794

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	94	Sep-2011	$453

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $266,200 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $57,976 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2011 was $2 ($ Thousands) and represented 0.00% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2011 was $2 ($ Thousands) and represented 0.0% of net Assets.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

(G)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2011 was $59,341 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

REIT— Real Estate Investment Trust

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $293,681 ($ Thousands), and the unrealized appreciation and depreciation were $42,655 ($ Thousands) and ($10,542) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or has been rounded to $0.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2011

A summary of restricted securities held by the Fund as of June 30, 2011, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset
Management PIPE	2,000	03/31/10	03/31/10	$8	$2	0.00%

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$253,443	$2	$2	253,447
Preferred Stock	—	232	—	232
Convertible Bonds	—	105	—	105
Warrants	—	8	—	8
Affiliated Partnership	—	59,341	—	59,341
U.S. Treasury Obligation	—	416	—	416
Cash Equivalent	12,245	—	—	12,245

Total Investments in Securities	$265,688	$60,104	$2	$325,794

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$453	$—	$—	$453

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	1
Change in unrealized appreciation/(depreciation)	(4)	—
Net purchases/sales	—	(20)
Net transfer in and/or out of Level 3	—	—

Ending balance as of June 30, 2011	$2	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$—

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 8.7%
AFC Enterprises *	43,161	$710
American Eagle Outfitters	84,744	1,081
American Greetings, Cl A (A)	21,400	515
Ameristar Casinos	34,331	814
ANN * (A)	34,431	899
Arbitron	9,900	409
Arctic Cat *	25,400	341
Belo, Cl A	113,539	855
Big Lots *	16,200	537
Blyth	6,475	326
Bob Evans Farms (A)	14,000	490
Body Central *	5,620	132
Brown Shoe (A)	96,500	1,028
Callaway Golf (A)	122,837	764
Casual Male Retail Group * (A)	147,700	613
Cato, Cl A	15,700	452
Chico’s FAS	56,935	867
Childrens Place Retail Stores *	6,900	307
Coinstar * (A)	7,600	414
Cooper Tire & Rubber	83,700	1,657
Core-Mark Holding *	15,445	551
Cracker Barrel Old Country Store	3,200	158
CSS Industries	24,100	504
DreamWorks Animation SKG, Cl A *	19,900	400
Ethan Allen Interiors (A)	40,008	852
Foot Locker	34,400	817
Gaylord Entertainment * (A)	17,320	520
hhgregg * (A)	56,725	760
Hyatt Hotels, Cl A *	19,600	800
Insight Enterprises *	27,600	489
International Speedway, Cl A	26,030	739
Jack in the Box *	35,000	797
Jakks Pacific * (A)	39,700	731
Jones Group (A)	112,905	1,225
Journal Communications, Cl A *	107,100	554
La-Z-Boy, Cl Z * (A)	36,920	364
Libbey *	89,900	1,458
Lincoln Educational Services	22,600	388
Matthews International, Cl A	31,200	1,253
MDC Partners, Cl A (A)	65,200	1,177
Men’s Wearhouse	51,441	1,734
Meredith (A)	48,430	1,508
New Frontier Media *	138,749	191
Penske Auto Group (A)	42,100	957
PEP Boys-Manny Moe & Jack (A)	85,823	938
PetMed Express (A)	31,200	370
Pinnacle Entertainment * (A)	57,790	861
Pool	11,100	331
RadioShack (A)	37,800	503
Regis (A)	123,657	1,894
Rent-A-Center	67,800	2,072
Ruby Tuesday * (A)	29,900	322
Ryland Group (A)	27,815	460
Scholastic (A)	25,700	684
Scientific Games, Cl A *	66,567	688
Sinclair Broadcast Group, Cl A	44,400	487

Description	Shares	Market Value ($ Thousands)

Skechers U.S.A., Cl A * (A)	38,300	$554
Stage Stores	54,400	914
Standard Motor Products	24,700	376
Universal Electronics *	14,600	369
WMS Industries *	30,096	925

		44,886

Consumer Staples — 3.5%
Cal-Maine Foods (A)	41,100	1,314
Casey’s General Stores (A)	19,161	843
Central Garden and Pet *	48,840	507
Central Garden and Pet, Cl A *	43,808	445
Chiquita Brands International * (A)	218,900	2,850
Corn Products International	28,819	1,593
Darling International *	20,200	357
Dole Food * (A)	65,297	883
Fresh Del Monte Produce	19,500	520
Ingles Markets, Cl A	31,975	530
J&J Snack Foods	12,030	600
Nash Finch (A)	10,700	383
Pantry * (A)	151,681	2,850
Prestige Brands Holdings * (A)	77,903	1,000
Sanderson Farms (A)	12,119	579
Seneca Foods, Cl A * (A)	6,886	176
Spartan Stores	70,513	1,377
Universal	27,400	1,032
Village Super Market, Cl A	761	21
Weis Markets	10,900	444

		18,304

Energy — 5.6%
Approach Resources *	48,100	1,090
Atwood Oceanics * (A)	12,300	543
Berry Petroleum, Cl A (A)	48,419	2,573
BPZ Resources * (A)	97,500	320
Cal Dive International *	64,387	385
Cloud Peak Energy *	49,200	1,048
Complete Production Services *	24,290	810
Comstock Resources * (A)	44,100	1,270
Energy Partners *	28,420	421
Forest Oil *	67,935	1,815
GeoMet *	160,800	190
Global Geophysical Services *	10,100	180
Goodrich Petroleum * (A)	77,217	1,422
Gulfmark Offshore, Cl A *	14,200	627
Key Energy Services * (A)	151,855	2,733
Lone Pine Resources *	12,000	127
Magnum Hunter Resources * (A)	123,270	833
Matrix Service *	84,500	1,131
Newpark Resources * (A)	82,680	750
Northern Oil And Gas * (A)	27,185	602
Parker Drilling * (A)	70,800	414
Penn Virginia (A)	52,500	694
Scorpio Tankers * (A)	195,000	1,948
SEACOR Holdings	4,200	420
StealthGas *	54,520	233
Superior Energy Services *	15,500	576
Swift Energy *	46,080	1,717
Tesoro * (A)	37,600	861
Tidewater (A)	14,300	769
USEC * (A)	134,800	450

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

W&T Offshore (A)	25,200	$658
Western Refining * (A)	33,800	611
World Fuel Services	21,300	765

		28,986

Financials — 36.8% ‡
1st Source	30,000	622
Abington Bancorp	5,500	57
Advance America Cash Advance Centers	86,400	595
Agree Realty † (A)	16,100	359
Alliance Financial	2,500	76
Allied World Assurance Holdings	5,200	299
Alterra Capital Holdings (A)	52,600	1,173
American Campus Communities †	11,400	405
American Capital Agency †	31,410	914
American Equity Investment Life Holding (A)	45,500	578
Ameris Bancorp	15,194	135
Ames National (A)	1,700	31
Anworth Mortgage Asset †	86,200	647
Apartment Investment & Management, Cl A †	71,315	1,821
Ashford Hospitality Trust † (A)	56,700	706
Aspen Insurance Holdings	16,000	412
Associated Banc- Corp	41,210	573
Astoria Financial	58,100	743
AvalonBay Communities † (A)	19,069	2,448
Bancfirst	4,400	170
Banco Latinoamericano de Exportaciones, Cl E	66,400	1,150
Bancorp *	15,100	158
Bancorp Rhode Island	1,800	82
Bancorpsouth (A)	58,086	721
Bank of Kentucky Financial	300	7
Bank of Marin Bancorp (A)	2,200	78
Bank of the Ozarks	200	10
BankFinancial	7,900	67
Beneficial Mutual Bancorp *	1,600	13
Berkshire Hills Bancorp (A)	41,895	938
BGC Partners, Cl A (A)	57,100	441
BioMed Realty Trust †	128,252	2,468
BofI Holding * (A)	5,100	74
Boston Private Financial Holdings (A)	331,109	2,179
Boston Properties †	12,535	1,331
Brandywine Realty Trust †	146,800	1,701
Brookline Bancorp (A)	50,900	472
Bryn Mawr Bank	6,000	121
Camden National	14,900	489
Campus Crest Communities †	121,000	1,566
Capital City Bank Group (A)	6,400	66
CapLease †	102,100	501
Capstead Mortgage †	32,600	437
Cardinal Financial	54,551	597
Cathay General Bancorp (A)	125,500	2,057
CBL & Associates Properties † (A)	100,023	1,813
Central Pacific Financial * (A)	6,400	90
Chatham Lodging Trust †	27,600	445

Description	Shares	Market Value ($ Thousands)

Chemical Financial	11,100	$208
Chimera Investment † (A)	128,800	446
Citizens & Northern	4,300	65
Citizens Republic Bancorp * (A)	61,236	42
City Holding (A)	14,000	462
CNB Financial (A)	3,800	53
CNO Financial Group * (A)	254,200	2,011
CoBiz Financial	144,820	947
Colonial Properties Trust †	58,408	1,191
Columbia Banking System	25,300	436
CommonWealth REIT †	50,879	1,315
Community Bank System (A)	37,600	932
Community Trust Bancorp	21,000	582
CreXus Investment †	91,200	1,013
CVB Financial (A)	104,828	970
Delphi Financial Group, Cl A	38,300	1,119
Dime Community Bancshares	9,900	144
DuPont Fabros Technology † (A)	41,095	1,036
Dynex Capital † (A)	43,600	422
Eagle Bancorp *	73,382	976
Education Realty Trust †	219,584	1,882
Employers Holdings (A)	96,315	1,615
Encore Bancshares * (A)	48,090	578
Encore Capital Group *	14,800	455
Endurance Specialty Holdings	50,197	2,075
Enterprise Financial Services	6,700	91
Equity One † (A)	60,853	1,134
Equity Residential †	56,750	3,405
ESB Financial (A)	2,040	26
ESSA Bancorp (A)	27,200	338
Excel Trust † (A)	84,212	929
Extra Space Storage †	42,086	898
FBL Financial Group, Cl A (A)	26,800	862
FBR *	274,500	933
Federal Realty Investment Trust †	8,964	763
Federated Investors, Cl B (A)	44,620	1,064
Financial Institutions	7,400	121
First Bancorp (A)	11,400	128
First BanCorp * (A)	1,880	8
First Busey (A)	37,000	196
First Commonwealth Financial	88,800	510
First Community Bancshares (A)	10,600	148
First Defiance Financial	2,300	34
First Financial (A)	5,800	190
First Financial Bancorp	71,758	1,198
First Financial Holdings	28,456	255
First Horizon National (A)	91,663	874
First Interstate Bancsystem, Cl A	12,600	186
First Merchants	27,500	246
First Midwest Bancorp	125,716	1,545
First of Long Island	2,100	59
First Potomac Realty Trust †	47,415	726
FirstMerit (A)	150,491	2,485
Flagstar Bancorp *	5,240	6
Flushing Financial	68,400	889
FNB (Pennsylvania) (A)	114,900	1,189
Fpic Insurance Group *	13,300	554
General Growth Properties †	63,682	1,063
GFI Group	104,300	479
Glacier Bancorp (A)	13,100	177

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Global Indemnity, Cl A *	49,400	$1,096
Government Properties Income Trust †	27,300	738
Great American Group *	172,900	43
Great Southern Bancorp	4,800	91
Hancock Holding (A)	106,656	3,304
Hanover Insurance Group	25,120	947
Hatteras Financial †	41,500	1,171
HCP †	93,312	3,424
Health Care † (A)	23,000	1,206
Heartland Financial USA	4,600	67
Hercules Technology Growth Capital	28,400	299
Heritage Financial	7,000	90
Highwoods Properties † (A)	46,780	1,550
Home Bancshares	58,150	1,375
Horace Mann Educators	86,486	1,350
Hospitality Properties Trust †	25,800	626
Host Hotels & Resorts †	125,706	2,131
Hudson Valley Holding	7,560	146
IBERIABANK (A)	26,426	1,523
Independent Bank (A)	10,600	278
Infinity Property & Casualty (A)	36,061	1,971
International Bancshares (A)	71,100	1,189
Investors Bancorp *	39,700	564
Kaiser Federal Financial Group	3,075	38
Kennedy-Wilson Holdings (A)	43,400	531
Lakeland Bancorp (A)	11,235	112
Lakeland Financial	8,400	187
LaSalle Hotel Properties †	36,270	955
Lexington Realty Trust † (A)	102,910	940
Liberty Property Trust † (A)	29,381	957
Macerich †	22,311	1,194
Mack-Cali Realty †	40,311	1,328
Maiden Holdings	153,100	1,393
MainSource Financial Group (A)	66,007	548
MB Financial	36,100	695
Meadowbrook Insurance Group (A)	301,873	2,992
Merchants Bancshares	1,500	37
Meridian Interstate Bancorp *	3,200	44
Metro Bancorp *	8,700	99
MFA Financial †	254,012	2,042
MGIC Investment *	46,600	277
Mid-America Apartment Communities †	34,137	2,303
Midsouth Bancorp	1,900	26
MidWestOne Financial Group (A)	2,000	29
Montpelier Re Holdings	23,800	428
Nara Bancorp *	40,800	332
NASB Financial *	600	6
National Bankshares (A)	2,300	58
National Financial Partners * (A)	55,085	636
National Penn Bancshares	306,839	2,433
National Retail Properties † (A)	35,480	870
NBT Bancorp	19,200	425
Nelnet, Cl A	76,200	1,681
Northrim BanCorp	1,000	19
Northwest Bancshares	38,875	489
OceanFirst Financial	35,650	462
Ocwen Financial * (A)	56,000	715
Old National Bancorp (A)	108,215	1,169

Description	Shares	Market Value ($ Thousands)

OmniAmerican Bancorp *	3,100	$46
Oriental Financial Group	33,900	437
Oritani Financial	3,900	50
Orrstown Financial Services	3,100	81
Pacific Continental	6,700	61
PacWest Bancorp (A)	83,327	1,714
Park National (A)	6,849	451
Peapack Gladstone Financial (A)	2,715	32
Pebblebrook Hotel Trust †	21,400	432
Pennsylvania Real Estate Investment Trust † (A)	28,000	440
Peoples Bancorp (A)	5,200	59
PHH * (A)	21,700	445
Pico Holdings *	29,200	847
Piedmont Office Realty Trust, Cl A † (A)	35,463	723
Pinnacle Financial Partners * (A)	35,500	552
Platinum Underwriters Holdings	84,762	2,818
Porter Bancorp	586	3
Potlatch † (A)	11,400	402
Presidential Life	13,900	145
PrivateBancorp, Cl A (A)	40,900	564
ProAssurance * (A)	38,235	2,677
ProLogis †	105,844	3,793
Prosperity Bancshares (A)	43,475	1,905
Provident Financial Services (A)	44,500	637
Public Storage †	17,836	2,033
Radian Group	23,000	97
RAIT Financial Trust † (A)	29,400	62
Regency Centers † (A)	32,531	1,430
Reinsurance Group of America, Cl A	19,131	1,164
Renasant (A)	48,600	704
Republic Bancorp, Cl A (A)	50,170	998
Rockville Financial *	11,301	112
S&T Bancorp (A)	23,500	437
Sabra Healthcare †	13,700	229
Safeguard Scientifics *	61,572	1,162
Safety Insurance Group	9,500	399
Sandy Spring Bancorp	61,401	1,105
SCBT Financial	27,300	783
Selective Insurance Group	26,700	434
Sierra Bancorp (A)	37,700	427
Signature Bank NY * (A)	11,028	631
Simmons First National, Cl A	21,500	552
Simon Property Group †	27,194	3,161
SL Green Realty † (A)	26,992	2,237
Southside Bancshares (A)	31,231	620
Southwest Bancorp	19,700	193
StanCorp Financial Group (A)	7,800	329
Starwood Property Trust †	31,700	650
State Bancorp	7,500	100
State Bank Financial *	3,300	54
StellarOne	12,200	148
Sterling Bancorp, Cl N	14,300	136
Sterling Bancshares	1,100	9
Sterling Financial *	3,800	61
Suffolk Bancorp	7,800	109
Susquehanna Bancshares (A)	85,200	682
SVB Financial Group *	23,650	1,412
SWS Group	69,900	419
SY Bancorp (A)	2,800	65

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Synovus Financial (A)	193,862	$403
TCF Financial (A)	83,874	1,157
Territorial Bancorp	6,200	129
Texas Capital Bancshares *	2,600	67
THL Credit	44,400	577
Tompkins Financial, Cl US (A)	5,870	230
Tower Bancorp	3,900	107
Trico Bancshares	7,200	105
Trustco Bank NY (A)	56,500	277
Trustmark (A)	40,700	953
UMB Financial	20,500	858
Umpqua Holdings (A)	29,700	344
Union First Market Bankshares	10,100	123
United Bankshares (A)	6,600	162
United Financial Bancorp	30,400	469
Univest Corp of Pennsylvania	2,700	42
Validus Holdings (A)	45,400	1,405
Ventas † (A)	29,719	1,566
Verde Realty PIPE * (B) (C)	21,100	356
ViewPoint Financial Group	82,640	1,140
Virginia Commerce Bancorp *	18,600	110
Walker & Dunlop *	7,600	101
Walter Investment Management †	22,700	504
Washington Banking (A)	7,600	100
Washington Real Estate Investment Trust † (A)	30,400	989
Washington Trust Bancorp	5,400	124
Waterstone Financial * (A)	2,200	5
Webster Financial	86,025	1,808
WesBanco	14,200	279
West Bancorporation (A)	5,400	48
West Coast Bancorp * (A)	13,980	234
Westamerica Bancorporation (A)	1,500	74
Western Alliance Bancorp *	104,100	739
Wilshire Bancorp (A)	36,800	108
Wintrust Financial (A)	12,000	386
WSFS Financial	41,444	1,643
Zions Bancorporation (A)	69,041	1,658

		190,987

Health Care — 4.3%
Accuray *	66,790	535
Alere * (A)	33,500	1,227
AMN Healthcare Services *	67,600	563
Amsurg *	40,157	1,049
Assisted Living Concepts, Cl A	15,696	263
Cambrex *	110,700	511
Conmed *	64,535	1,838
Continucare *	120,900	747
Enzon Pharmaceuticals * (A)	36,200	364
eResearchTechnology *	71,112	453
Five Star Quality Care *	56,519	328
Greatbatch *	28,480	764
Healthsouth *	38,920	1,022
ICON ADR *	17,676	417
ICU Medical *	16,000	699
Invacare (A)	27,799	923
Kindred Healthcare * (A)	40,300	865
Kinetic Concepts *	11,100	640
Magellan Health Services *	28,725	1,572
Medical Action Industries *	106,700	869

Description	Shares	Market Value ($ Thousands)

Mednax *	11,870	$857
Metropolitan Health Networks * (A)	141,300	677
Par Pharmaceutical *	30,000	989
PDL BioPharma (A)	64,700	380
PharMerica *	8,800	112
Providence Service *	110,000	1,392
Skilled Healthcare Group, Cl A *	64,200	607
STERIS	30,196	1,056
Sun Healthcare Group *	51,300	412
Symmetry Medical *	41,500	372
Universal American	282	3

		22,506

Industrials — 16.9%
Aegean Marine Petroleum Network (A)	164,140	1,164
Aircastle (A)	79,000	1,005
Alamo Group	17,000	403
Alaska Air Group *	14,500	993
Allegiant Travel, Cl A * (A)	7,800	386
Ameron International	11,498	755
Ampco-Pittsburgh	27,200	638
Astec Industries *	22,100	817
Atlas Air Worldwide Holdings *	10,100	601
BE Aerospace *	18,729	764
Beacon Roofing Supply * (A)	11,200	255
Belden	60,411	2,106
Brady, Cl A	37,140	1,191
Briggs & Stratton (A)	32,907	654
CAE	6,600	314
Celadon Group *	21,050	294
Clean Harbors *	8,470	874
Columbus McKinnon *	79,320	1,425
Comfort Systems USA	62,300	661
Consolidated Graphics *	11,500	632
Courier (A)	21,149	234
CRA International *	15,400	417
Cubic	15,496	790
Deluxe	25,800	637
EMCOR Group *	103,813	3,043
EnPro Industries * (A)	18,000	865
ESCO Technologies	32,945	1,212
Flow International *	36,300	129
Force Protection *	90,500	449
FTI Consulting * (A)	96,600	3,665
G&K Services	84,689	2,868
Gardner Denver	7,116	598
Genco Shipping & Trading * (A)	21,500	162
Generac Holdings *	11,900	231
Geo Group *	115,500	2,660
Global Power Equipment Group * (A)	20,300	538
GrafTech International *	16,600	336
Granite Construction (A)	33,500	821
Hawaiian Holdings * (A)	306,630	1,748
ICF International *	21,900	556
IDEX	19,832	909
Interface, Cl A	46,916	909
JetBlue Airways * (A)	144,700	883
Kadant *	60,512	1,907
Kaydon	89,588	3,344

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Kirby *	9,800	$555
LB Foster, Cl A	20,175	664
Marten Transport	27,560	595
Miller Industries	9,700	181
Mueller Industries	23,000	872
NACCO Industries, Cl A	6,500	629
Navigant Consulting *	94,200	988
NN *	20,300	304
Orion Marine Group * (A)	178,333	1,678
Quad	18,400	715
Quanex Building Products (A)	80,020	1,312
Republic Airways Holdings * (A)	21,500	117
Robbins & Myers	22,495	1,189
Ryder System	21,500	1,222
School Specialty * (A)	127,980	1,842
Skywest	40,400	608
Spirit Aerosystems Holdings, Cl A *	44,300	975
Spirit Airlines * (A)	91,395	1,096
Standex International	15,300	469
Swift Transportation, Cl A * (A)	20,400	277
SYKES Enterprises *	67,700	1,458
TAL International Group (A)	52,900	1,827
Teledyne Technologies *	47,069	2,370
Teleflex (A)	41,612	2,541
Terex *	36,070	1,026
Tetra Tech *	70,934	1,596
Towers Watson, Cl A	44,046	2,894
Trinity Industries	17,200	600
Triumph Group (A)	11,071	1,103
TrueBlue *	29,900	433
Tutor Perini	136,700	2,622
US Airways Group * (A)	169,600	1,511
VSE	13,900	346
Wabash National *	256,900	2,407
Watts Water Technologies, Cl A (A)	25,967	920
WESCO International *	17,385	940
Woodward	24,200	844

		87,569

Information Technology — 11.5%
Adtran	21,435	830
Aeroflex Holding *	73,500	1,334
Arris Group *	40,900	475
Arrow Electronics *	29,000	1,204
Avid Technology *	50,132	944
Benchmark Electronics *	59,000	974
Black Box	12,300	384
Blue Coat Systems *	38,115	833
Brightpoint *	55,900	453
Brocade Communications Systems *	162,531	1,050
CACI International, Cl A *	32,801	2,069
CDC Software ADR *	146,400	758
Ciber *	207,900	1,154
Coherent *	30,440	1,682
Comtech Telecommunications (A)	34,482	967
CoreLogic *	21,700	363
CSG Systems International *	34,100	630
CTS	41,000	396

Description	Shares	Market Value ($ Thousands)

Diebold (A)	77,449	$2,402
Digi International *	61,000	793
Digital River * (A)	114,845	3,693
Earthlink	273,460	2,104
Emulex *	135,773	1,168
Entegris *	88,300	894
Fair Isaac	5,800	175
Fairchild Semiconductor International *	54,700	914
GT Solar International * (A)	67,900	1,100
Hackett Group *	232,490	1,183
Imation * (A)	30,500	288
Integrated Device Technology * (A)	160,655	1,263
Intermec *	123,550	1,364
Intersil, Cl A (A)	73,100	939
j2 Global Communications * (A)	34,780	982
Jack Henry & Associates	13,300	399
Lattice Semiconductor *	52,500	342
Lawson Software *	39,500	443
Lexmark International, Cl A *	33,700	986
Littelfuse	14,444	848
LTX-Credence *	10,966	98
Manhattan Associates *	29,600	1,020
Mantech International, Cl A (A)	22,300	991
MicroStrategy, Cl A *	5,800	944
Monolithic Power Systems *	54,875	846
Multi-Fineline Electronix *	21,400	462
Orbotech *	26,800	342
Parametric Technology *	92,559	2,122
Photronics * (A)	117,200	993
Plantronics	16,100	588
Power-One * (A)	70,500	571
Progress Software *	41,150	993
Pulse Electronics (A)	54,400	240
QLogic *	6,000	96
Radisys *	35,600	260
Rosetta Stone * (A)	24,800	400
Rudolph Technologies *	31,900	342
SRA International, Cl A *	13,000	402
SYNNEX * (A)	10,600	336
Synopsys *	50,663	1,303
Tech Data *	19,100	934
TeleCommunication Systems, Cl A *	61,900	299
TNS *	54,913	911
Ultra Clean Holdings * (A)	73,202	665
Ultratech *	34,800	1,057
United Online (A)	88,200	532
Websense * (A)	31,300	813
Xyratex *	128,086	1,314
Zebra Technologies, Cl A *	27,136	1,144

		59,798

Materials — 5.4%
Aptargroup	11,746	615
Arch Chemicals	19,965	688
Boise (A)	58,800	458
Buckeye Technologies (A)	39,300	1,060
Cytec Industries	17,561	1,004
Eagle Materials	8,600	240
Glatfelter	46,400	713

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Globe Specialty Metals	75,600	$1,695
Greif, Cl A	13,955	907
H.B. Fuller	71,400	1,744
Huntsman	39,981	754
Innophos Holdings	35,975	1,755
Innospec *	30,300	1,018
Minerals Technologies	26,730	1,772
Myers Industries	44,400	456
Neenah Paper	34,100	726
NewMarket	5,600	956
OM Group *	42,940	1,745
Packaging Corp of America	32,115	899
PolyOne	111,380	1,723
RTI International Metals * (A)	62,610	2,403
Schweitzer-Mauduit International	19,264	1,082
Sensient Technologies	57,415	2,128
Silgan Holdings (A)	22,275	913
Stepan	7,400	525

		27,979

Telecommunication Services — 0.9%
Atlantic Telegraph-Network	15,400	591
Cincinnati Bell * (A)	162,800	541
Fairpoint Communications * (A)	136,500	1,257
Neutral Tandem * (A)	92,900	1,618
Premiere Global Services *	18,300	146
USA Mobility	28,700	438

		4,591

Utilities — 4.5%
AGL Resources	47,599	1,938
Allete	28,300	1,161
Avista	18,100	465
Cadiz * (A)	26,980	293
California Water Service Group	20,600	386
Chesapeake Utilities	19,911	797
Cleco	42,900	1,495
El Paso Electric	49,735	1,606
Great Plains Energy (A)	117,975	2,446
Idacorp (A)	32,776	1,295
Nicor	7,500	411
NorthWestern	30,400	1,006
Portland General Electric	250,473	6,332
UIL Holdings (A)	50,275	1,626
Vectren	29,100	811
Westar Energy (A)	19,757	532
WGL Holdings	24,955	960

		23,560

Total Common Stock (Cost $444,915) ($ Thousands)		509,166

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund (A)	7,046	583

Total Exchange Traded Fund (Cost $559) ($ Thousands)		583

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet	18,320	$206

Total Preferred Stock (Cost $174) ($ Thousands)		206

AFFILIATED PARTNERSHIP — 24.6%
SEI Liquidity Fund, L.P.
0.140% ** †† (D)	131,408,666	127,519

Total Affiliated Partnership (Cost $131,409) ($ Thousands)		127,519

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	12,955,968	12,956

Total Cash Equivalent (Cost $12,956) ($ Thousands)		12,956

U.S. TREASURY OBLIGATION (E) (F) — 0.1%
U.S. Treasury Bills
0.062%, 12/15/11	$496	496

Total U.S. Treasury Obligation (Cost $496) ($ Thousands)		496

	Number of Rights
RIGHTS — 0.0%
Ligand Pharma Expires 01/05/12 *	108,850	—

Total Rights (Cost $—) ($ Thousands)		—

Total Investments — 125.4% (Cost $590,509) ($ Thousands) ‡‡		$650,926

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	50	Sep-2011	$93

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $519,186 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $128,554 ($ Thousands).
(B)	Security considered illiquid and restricted. The total market value of such securities as of June 30, 2011 was $356 ($ Thousands) and represented 0.07% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2011 was $356 ($ Thousands) and represented 0.07% of Net Assets.

(D)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2011 was $127,519 ($ Thousands).

(E)	Security, of a portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0 or have been rounded to $0.

‡‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $590,509 ($ Thousands), and the unrealized appreciation and depreciation were $89,915 ($ Thousands) and ($29,498) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund at June 30, 2011, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$356	0.07%

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$508,810	$—	$356	$509,166
Preferred Stock	—	206	—	206
Exchange Traded Fund	583	—	—	583
Rights	—	—	—	—
U.S. Treasury Obligation	—	496	—	496
Cash Equivalent	12,956	—	—	12,956
Affiliated Partnership	—	127,519	—	127,519

Total Investments in Securities	$522,349	$128,221	$356	$650,926

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*	$93	$—	$—	$93

*	Futures contracts are valued at the unrealized appreciation on the instrument.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2011

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$356

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(42)

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Consumer Discretionary — 14.7%
American Axle & Manufacturing Holdings *	568	$7
American Public Education * (A)	54,720	2,436
Ameristar Casinos	1,600	38
ANN *	4,418	115
Asbury Automotive Group *	8	0
Big 5 Sporting Goods (A)	9,200	72
BJ’s Restaurants * (A)	14,500	759
Blue Nile *	110	5
Boyd Gaming * (A)	78,340	682
Bravo Brio Restaurant Group *	40,075	979
Brinker International	33,337	815
Brunswick	100	2
Cabela’s * (A)	50,257	1,364
California Pizza Kitchen *	14,500	268
Cato, Cl A	15,106	435
Cheesecake Factory *	17,784	558
Chipotle Mexican Grill, Cl A *	20	6
Cracker Barrel Old Country Store	152	7
CROCS *	46,681	1,202
Dana Holding * (A)	27,967	512
Deckers Outdoor * (A)	13,602	1,199
Denny’s * (A)	53,800	209
Dick’s Sporting Goods *	16,162	621
DineEquity *	49	3
Domino’s Pizza *	18,977	479
DR Horton	130	2
Exide Technologies *	49,000	374
Express	23,200	506
Finish Line, Cl A	70,000	1,498
Fossil *	52	6
Gaylord Entertainment * (A)	27,596	828
Genius Products *	859	2
Gentex	15,507	469
Guess?	32	1
Hibbett Sports *	2,600	106
HomeAway *	13,300	515
HSN *	35,845	1,180
Iconix Brand Group *	42	1
Insight Enterprises *	133	2
Jarden	43,670	1,507
Knology *	9,364	139
Liberty Media - Capital, Ser A *	55	5
Life Time Fitness * (A)	78,608	3,137
Live Nation *	106,630	1,223
LKQ *	130	3
Lumber Liquidators Holdings * (A)	19,200	488
Maidenform Brands *	14,600	404
Meritage Homes * (A)	50,785	1,146
Monro Muffler (A)	27,450	1,024
Morgans Hotel Group * (A)	108,700	781
Morningstar (A)	8,800	535
National CineMedia	116,560	1,971
NVR * (A)	1,355	983
Oxford Industries (A)	55,200	1,863
Panera Bread, Cl A *	30	4
PetMed Express (A)	36,400	431

Description	Shares	Market Value ($ Thousands)

PetSmart	25,380	$1,152
PF Chang’s China Bistro (A)	12,200	491
Phillips-Van Heusen	39	3
Pier 1 Imports *	60,800	703
Polaris Industries	10	1
Pre-Paid Legal Services *	5,600	372
Quiksilver *	354,965	1,668
ReachLocal * (A)	37,900	789
Regal Entertainment Group, Cl A (A)	55,500	685
Saks * (A)	213,910	2,389
Shutterfly *	66,971	3,845
Sinclair Broadcast Group, Cl A	13,400	147
Sotheby’s (A)	11,113	483
Stamps.com	51	1
Steven Madden * (A)	15,988	600
Stoneridge *	55,720	821
Strayer Education (A)	3,800	480
Sturm Ruger (A)	51,720	1,135
Superior Industries International	2,400	53
Talbots * (A)	160,785	537
Tempur-Pedic International *	59	4
Tenneco *	11,265	497
Tesla Motors * (A)	45,300	1,320
Texas Roadhouse, Cl A	20,850	366
Timberland, Cl A *	4,400	189
Titan International (A)	16,900	410
True Religion Apparel *	45,935	1,336
Tupperware Brands	6	—
Ulta Salon Cosmetics & Fragrance * (A)	21,952	1,418
Under Armour, Cl A *	12	1
Universal Technical Institute	14,700	291
Vail Resorts (A)	14,000	647
Valuevision Media, Cl A *	11,700	90
Vera Bradley * (A)	23,400	894
Warnaco Group *	5,570	291
Williams-Sonoma	54	2
Zumiez * (A)	81,240	2,029

		60,047

Consumer Staples — 1.7%
B&G Foods, Cl A	35,400	730
Boston Beer, Cl A *	70	6
Casey’s General Stores	6,300	277
Coca-Cola Bottling Consolidated	2,500	169
Constellation Brands, Cl A *	129	3
Darling International *	44,830	794
Energizer Holdings *	40	3
Flowers Foods (A)	39,150	863
Fresh Market * (A)	16,900	654
J&J Snack Foods	8,100	404
Lancaster Colony (A)	31,773	1,932
Medifast * (A)	14,867	353
Nu Skin Enterprises, Cl A (A)	14,620	549
Prestige Brands Holdings *	20	—
Susser Holdings *	242	4
TreeHouse Foods *	130	7

		6,748

Energy — 9.2%
Apco Oil and Gas International	100	9
Approach Resources *	11,620	263

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Cal Dive International *	39,300	$235
CARBO Ceramics (A)	6,228	1,015
Carrizo Oil & Gas * (A)	29,466	1,230
Cheniere Energy *	163	2
Clayton Williams Energy * (A)	15,360	922
Cloud Peak Energy *	35,900	765
Complete Production Services *	73	2
Comstock Resources * (A)	89,697	2,582
Contango Oil & Gas *	285	17
Crosstex Energy	152	2
CVR Energy *	32,986	812
Dawson Geophysical * (A)	6,300	215
Delek US Holdings	64	1
Dresser-Rand Group * (A)	23,165	1,245
Dril-Quip *	26,700	1,811
Energy XXI Bermuda *	5,248	174
Forest Oil *	30,600	817
FX Energy * (A)	20,500	180
Global Geophysical Services *	44,927	800
Golar LNG	30,500	1,064
Goodrich Petroleum * (A)	94,641	1,742
Gulfport Energy * (A)	15,300	454
HollyFrontier	101	7
Houston American Energy (A)	9,800	178
Infinity Bio-Energy *	741,494	—
L&L Energy *	100	1
Lone Pine Resources * (A)	38,200	406
Lufkin Industries	14,400	1,239
Magnum Hunter Resources *	75,300	509
McMoRan Exploration *	53	1
Northern Oil And Gas *	66	2
Oasis Petroleum *	13,350	396
OYO Geospace *	700	70
PetroHawk Energy *	99,355	2,451
Petroleum Development *	26,300	787
Petroquest Energy * (A)	25,385	178
Pioneer Drilling *	69,100	1,053
Quicksilver Resources * (A)	111,936	1,652
Rosetta Resources *	17,485	901
Scorpio Tankers *	86,593	865
Stone Energy *	53,200	1,617
Superior Energy Services *	35,200	1,307
Swift Energy *	8	—
Targa Resources	37,565	1,257
Tesco ADR	28,600	555
Tesoro *	186	4
Tetra Technologies *	35,000	446
Vaalco Energy * (A)	79,560	479
Venoco *	19,813	252
W&T Offshore (A)	74,019	1,933
Western Refining * (A)	32,696	591
World Fuel Services	51,140	1,838

		37,334

Financials — 7.1%
Affiliated Managers Group *	8,500	862
Alexander’s †	600	238
American Assets Trust †	3,000	67
American Campus Communities †	11,900	423
American Capital *	480	5

Description	Shares	Market Value ($ Thousands)

American Equity Investment Life Holding	374	$5
BRE Properties, Cl A †	8,300	414
CapitalSource	128,315	828
Cardtronics *	76,480	1,794
Cash Store Financial Services	66,575	882
City National (A)	10,000	542
Cohen & Steers (A)	17,700	587
CompuCredit Holdings *	567	1
Credit Acceptance * (A)	12,774	1,076
Douglas Emmett †	14,525	289
Eaton Vance (A)	33,770	1,021
eHealth *	700	9
Encore Capital Group *	21,125	649
Enstar Group *	70	7
Equity Lifestyle Properties †	5,638	352
Extra Space Storage †	8,700	186
Financial Engines * (A)	81,742	2,119
First Cash Financial Services *	1,028	43
First Horizon National	291	3
Greenhill (A)	24,175	1,301
Home Properties † (A)	16,600	1,011
Investors Real Estate Trust † (A)	14,800	128
Jones Lang LaSalle	16,365	1,543
Kilroy Realty †	9,100	359
LPL Investment Holdings *	46,300	1,584
MarketAxess Holdings	106,677	2,673
Mid-America Apartment Communities †	12,749	860
MSCI, Cl A *	33,962	1,280
National Penn Bancshares	145	1
Nelnet, Cl A	2,900	64
Omega Healthcare Investors † (A)	15,300	321
PennantPark Investment	77,700	871
Portfolio Recovery Associates * (A)	3,300	280
Potlatch †	6,523	230
Signature Bank NY *	12,490	714
Stifel Financial *	11,200	401
SVB Financial Group *	18,833	1,125
Tanger Factory Outlet Centers †	29,200	782
Titanium Asset Management PIPE * (B) (D)	140,900	127
Value Creation * (B) (D)	145,600	178
WisdomTree Investments *	95,575	606
World Acceptance * (A)	4,300	282

		29,123

Health Care — 19.4%
Abaxis *	27,616	752
ABIOMED *	43,000	697
Achillion Pharmaceuticals *	99,815	743
Acorda Therapeutics *	21,900	708
Aegerion Pharmaceuticals *	28,200	444
Air Methods *	12,795	956
Akorn *	196	1
Align Technology * (A)	83,357	1,901
Alkermes *	39,300	731
AMERIGROUP *	41	3
Ariad Pharmaceuticals * (A)	132,648	1,503
Arthrocare *	113	4

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

ATHENAHEALTH INC * (A)	39,765	$1,634
AVEO Pharmaceuticals *	66,800	1,377
Bruker BioSciences *	70,033	1,426
Catalyst Health Solutions *	2,589	145
Centene *	70	2
Cepheid * (A)	15,420	534
Chemed	13,922	912
Computer Programs & Systems	8,548	543
Corvel *	33	2
Cubist Pharmaceuticals * (A)	71,973	2,590
Cyberonics *	24,300	679
Depomed * (A)	61,424	502
Durect *	230,091	467
DynaVox, Cl A *	90,047	684
Emergent Biosolutions *	58,161	1,312
Emeritus * (A)	55,400	1,177
Ensign Group	8,400	255
Enzon Pharmaceuticals *	376	4
ePocrates * (A)	37,350	689
eResearchTechnology *	19,500	124
Exelixis * (A)	6,600	59
Five Star Quality Care *	68	—
Fluidigm *	28,604	480
Gen-Probe *	16,300	1,127
Haemonetics *	15,830	1,019
Halozyme Therapeutics *	101,900	704
Health Management Associates, Cl A *	478	5
Health Net *	32,999	1,059
Healthsouth *	136	4
Healthspring *	37,025	1,707
HeartWare International * (A)	21,226	1,572
Hill-Rom Holdings (A)	16,600	764
HMS Holdings *	5,360	412
Human Genome Sciences *	162	4
Idenix Pharmaceuticals *	71,600	358
Immucor *	2,675	55
Immunogen * (A)	32,100	391
Impax Laboratories *	61,773	1,344
Imris *	111,857	764
Incyte * (A)	77,132	1,461
Insulet * (A)	84,450	1,872
IPC The Hospitalist *	1,500	70
ISTA Pharmaceuticals *	47,400	362
Jazz Pharmaceuticals * (A)	27,394	914
Magellan Health Services *	54	3
MAKO Surgical * (A)	25,450	757
Masimo	82,238	2,441
Medicines *	37,300	616
Medicis Pharmaceutical, Cl A	14,448	552
Medidata Solutions *	308	7
Medivation *	6,374	137
MELA Sciences * (A)	47,200	110
Meridian Bioscience	280	7
Merit Medical Systems *	13,600	244
Momenta Pharmaceuticals *	324	6
MWI Veterinary Supply *	20,742	1,675
Myriad Genetics *	64,343	1,461
Nektar Therapeutics * (A)	50,400	367
Neogen *	9,000	407
Neoprobe * (A)	91,400	303
Neurocrine Biosciences *	26,982	217

Description	Shares	Market Value ($ Thousands)

NPS Pharmaceuticals *	7,527	$71
NuVasive * (A)	51,302	1,687
NxStage Medical * (A)	51,262	1,067
Obagi Medical Products *	139	1
Omnicare (A)	39,870	1,271
Omnicell *	163,082	2,542
Onyx Pharmaceuticals *	17,400	614
Optimer Pharmaceuticals * (A)	18,697	222
Orthofix International *	4	—
Owens & Minor	247	9
Pain Therapeutics (A)	32,300	125
PDL BioPharma (A)	156,613	919
Pharmasset *	3,420	384
Pozen *	51,367	216
Providence Service *	672	9
PSS World Medical * (A)	52,445	1,469
Questcor Pharmaceuticals * (A)	122,316	2,948
Quidel *	69,750	1,057
Regeneron Pharmaceuticals *	20	1
Rigel Pharmaceuticals *	18,300	168
Rural *	44	1
Sagent Pharmaceuticals * (A)	24,300	656
Salix Pharmaceuticals *	44,888	1,788
Seattle Genetics * (A)	28,867	592
Select Medical Holdings *	175	2
SIGA Technologies * (A)	13,707	134
Sirona Dental Systems *	13,104	696
Skilled Healthcare Group, Cl A *	50	—
Spectrum Pharmaceuticals * (A)	116,880	1,083
STERIS	43,052	1,506
Sunrise Senior Living * (A)	142,300	1,356
SXC Health Solutions *	57	3
Syneron Medical *	80,109	972
Targacept *	31,285	659
Team Health Holdings *	762	17
Techne	18,595	1,550
Theravance * (A)	10,300	229
Thoratec *	21,200	696
Tornier BV * (A)	35,463	956
Triple-S Management, Cl B *	41	1
United Therapeutics *	80	4
Viropharma * (A)	19,700	365
WellCare Health Plans *	8,000	411
Zoll Medical *	24,956	1,414

		79,189

Industrials — 16.4%
3D Systems *	330	7
AAR	26	1
Acacia Research - Acacia Technologies *	23,956	879
Actuant, Cl A	213	6
Acuity Brands	21,047	1,174
AerCap Holdings *	177,797	2,313
Alaska Air Group *	3,200	219
Allegiant Travel, Cl A * (A)	1,000	49
Altra Holdings *	95	2
American Science & Engineering	720	58
APAC Customer Services *	61,671	329
Applied Industrial Technologies	25,900	922
Armstrong World Industries	7,065	322

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Avis Budget Group * (A)	71,900	$1,229
Barnes Group (A)	49,789	1,235
Belden	19,629	684
Blount International *	213	4
Brady, Cl A	52	2
Briggs & Stratton	127	3
Brink’s	73	2
CAI International *	35,302	729
Carlisle	19,300	950
Celadon Group *	59,538	831
Clean Harbors *	3,400	351
Consolidated Graphics *	9,400	517
Copa Holdings, Cl A	16,549	1,104
Copart *	22,410	1,044
Corporate Executive Board (A)	18,900	825
Corrections Corp of America *	170	4
CoStar Group * (A)	35,380	2,097
Cubic	19,701	1,004
Curtiss-Wright	25	1
DigitalGlobe *	34,500	877
Dollar Thrifty Automotive Group *	4,500	332
DXP Enterprises *	324	8
Dynamic Materials	45,280	1,015
EnerSys *	36,400	1,253
Exponent *	2,200	96
Franklin Electric	10,200	479
Gardner Denver	18,270	1,536
Generac Holdings *	45,342	880
General Cable *	26,000	1,107
Genesee & Wyoming, Cl A *	4,030	236
Geo Group *	12,613	291
Graco	15,900	805
Hawaiian Holdings *	11,500	66
HEICO (A)	32,044	1,754
Herman Miller	34	1
Hexcel *	33,128	725
Higher One Holdings * (A)	38	1
Horizon Lines, Cl A (A)	113,576	137
Huron Consulting Group *	22,424	677
IHS, Cl A *	12,595	1,051
InnerWorkings * (A)	146,744	1,224
Insperity	4,187	124
Interface, Cl A	87,580	1,696
Kadant *	11	—
Kaman	5,700	202
Kaydon	6,500	243
Kelly Services, Cl A *	9,387	155
Knight Transportation (A)	37,511	637
Landstar System	36,590	1,701
LB Foster, Cl A	39	1
Lennox International	5,800	250
Marten Transport	37,400	808
Metalico *	574	3
Middleby *	13,263	1,247
Mine Safety Appliances	146	6
Mistras Group *	29,242	474
Mobile Mini *	53,149	1,126
Mueller Industries	7,579	287
MYR Group *	3	—
NACCO Industries, Cl A	3,000	290
Nordson	116	6

Description	Shares	Market Value ($ Thousands)

Old Dominion Freight Line *	40,300	$1,503
Pacer International *	4,600	22
Pike Electric *	92	1
Polypore International * (A)	39,329	2,668
Raven Industries	8,472	472
RBC Bearings *	6,300	238
Resources Connection	71,359	859
Ritchie Bros. Auctioneers (A)	48,265	1,327
Rollins	29,700	605
Rush Enterprises, Cl A *	54,206	1,032
Sauer-Danfoss *	18,700	942
Simpson Manufacturing	66,700	1,992
Standard Parking *	71,983	1,150
Sun Hydraulics	4,845	232
TAL International Group	26,556	917
Teledyne Technologies *	1,210	61
Tennant (A)	4,653	186
Tetra Tech *	2,500	56
Textainer Group Holdings	3,206	99
Titan Machinery *	92	3
TransDigm Group *	16,450	1,500
Trex * (A)	32,000	783
United Rentals * (A)	34,370	873
United Stationers	266	9
US Ecology	1,300	22
Vitran *	49,580	630
Wabash National *	103,184	967
Wabtec	38,725	2,545
Watsco	7,306	497
WESCO International *	17,644	954
Woodward	70	2
Zipcar * (A)	42,700	872

		66,723

Information Technology — 25.2%
ACI Worldwide *	24,443	825
Adtran	154	6
Advent Software * (A)	42,518	1,198
Amkor Technology * (A)	806	5
Amtech Systems * (A)	21,200	438
Ancestry.com * (A)	56,126	2,323
Anixter International	292	19
AOL * (A)	56,229	1,117
Applied Micro Circuits *	32,800	291
Aruba Networks * (A)	42,328	1,251
AsiaInfo-Linkage * (A)	44,045	729
Atmel *	131,590	1,851
AVX	5,100	78
Blackbaud	19,544	542
Blackboard * (A)	59,397	2,577
Brightpoint *	1,660	14
BroadSoft * (A)	71,808	2,738
Brooks Automation *	6,100	66
Cabot Microelectronics *	31	1
Cavium *	20,000	872
Ceva *	93,245	2,840
Ciber *	144,052	800
Ciena * (A)	65,294	1,200
Cirrus Logic * (A)	21,800	347
Cognex	8,100	287
Coherent *	5,903	326
CommVault Systems *	30,112	1,338

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Concur Technologies * (A)	14,500	$726
Constant Contact * (A)	77,255	1,961
Cornerstone OnDemand *	25,000	441
Cymer *	17,900	886
Daktronics	207	2
DealerTrack Holdings *	42,600	978
Dice Holdings *	174	2
Diodes *	171	4
DTS *	41,688	1,690
Echo Global Logistics *	24	1
Entegris * (A)	63,604	644
Envestnet *	50,643	752
Euronet Worldwide *	82,947	1,278
FARO Technologies *	1,700	74
Forrester Research	5,404	178
Fortinet * (A)	24,266	662
Fusion-io * (A)	18,660	562
Gartner *	43,270	1,743
Glu Mobile * (A)	213,100	1,123
GT Solar International * (A)	9,460	153
Heartland Payment Systems (A)	330	7
Hittite Microwave *	36,174	2,240
iGate	283	5
Inphi * (A)	102,940	1,791
Interactive Intelligence Group *	8,100	284
InterDigital (A)	27,900	1,140
International Rectifier *	49,020	1,371
IntraLinks Holdings *	36,400	629
Ixia *	19,600	251
IXYS *	48	1
j2 Global Communications * (A)	1,457	41
Jack Henry & Associates	552	17
Keynote Systems	7,600	164
Lattice Semiconductor *	285,300	1,860
Lawson Software *	33,300	374
LogMein *	46,842	1,807
Loral Space & Communications *	4,600	320
LTX-Credence *	10,566	94
Magma Design Automation *	8,800	70
Manhattan Associates *	23,800	820
MAXIMUS	21,500	1,779
Measurement Specialties *	42,317	1,511
Mellanox Technologies *	26,300	784
Methode Electronics	25,600	297
Micrel (A)	30,900	327
MicroStrategy, Cl A *	11,177	1,818
MIPS Technologies *	341	2
MTS Systems	5,800	243
Multi-Fineline Electronix *	63	1
Netgear *	65	3
Netlogic Microsystems * (A)	55,399	2,239
Netscout Systems *	37,596	785
NetSuite * (A)	27,800	1,090
NIC	23,100	311
Nuance Communications * (A)	35,700	766
Omnivision Technologies *	7,671	267
OpenTable * (A)	15,469	1,286
Opnet Technologies	9,100	373
Parametric Technology *	44,930	1,030
Park Electrochemical	16,475	461
Plantronics	37,482	1,369

Description	Shares	Market Value ($ Thousands)

Progress Software *	4,789	$116
PROS Holdings *	68,154	1,192
QLIK Technologies * (A)	43,070	1,467
Quality Systems	120	10
Quest Software *	21,903	498
Rackspace Hosting * (A)	17,331	741
RealD * (A)	69,752	1,631
RealPage *	33,000	874
Responsys *	37,850	671
RF Micro Devices *	512	3
RightNow Technologies * (A)	11,736	380
Riverbed Technology *	20,495	811
Rofin-Sinar Technologies *	74	3
Rogers *	6	—
Rosetta Stone * (A)	59,098	954
SAVVIS *	9,957	394
Scansource *	136	5
ShoreTel *	24,900	254
Silicon Graphics International * (A)	24,000	413
Silicon Image *	198,000	1,279
SolarWinds * (A)	43,040	1,125
Solera Holdings	13	1
Sourcefire *	36,400	1,082
SS&C Technologies Holdings *	75,865	1,507
STEC *	82	1
SuccessFactors * (A)	10,800	318
Sycamore Networks	79,553	1,769
Synaptics * (A)	80	2
SYNNEX *	57	2
Syntel	15,957	943
Taleo, Cl A *	58,780	2,177
TeleTech Holdings *	27,993	590
Tessera Technologies *	113	2
TIBCO Software * (A)	31,600	917
Travelzoo * (A)	18,790	1,214
Trimble Navigation *	23,575	935
TriQuint Semiconductor *	29,100	297
TTM Technologies *	256	4
Tyler Technologies *	56,935	1,525
Ultimate Software Group *	4,143	225
Universal Display * (A)	19,700	691
Valueclick * (A)	35,841	595
Vasco Data Security International *	253	3
Veeco Instruments * (A)	7,043	341
Velti *	38,250	647
VeriFone Holdings *	50	2
VirnetX Holding * (A)	14,000	405
VistaPrint * (A)	63,754	3,050
Vocus *	77,161	2,362
Volterra Semiconductor *	805	20
WebMD Health, Cl A *	53	2
Websense * (A)	4,910	128
Wright Express *	3,270	170

		102,715

Materials — 4.1%
Balchem	13,500	591
Carpenter Technology	800	46
Clearwater Paper *	8,900	608
Coeur d’Alene Mines *	100	2

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Commercial Metals	43,400	$623
Compass Minerals International (A)	28	2
Ferro *	14,682	197
Flotek Industries * (A)	42,000	358
Georgia Gulf *	231	6
Globe Specialty Metals	108,153	2,425
Golden Star Resources *	58,500	129
H.B. Fuller	197	5
Haynes International	27,337	1,693
Hecla Mining *	65,469	503
Horsehead Holding *	144,757	1,928
Innophos Holdings	31,569	1,541
Innospec *	43,300	1,455
Intrepid Potash *	154	5
Koppers Holdings	438	17
Kraton Performance Polymers *	2,200	86
LSB Industries *	19,010	816
Materion * (A)	17,900	662
Metals USA Holdings *	51	1
NewMarket	6,656	1,136
Noranda Aluminum Holding *	12,400	188
PolyOne	17,000	263
Silver Standard Resources *	27,525	734
Solutia *	4,002	91
Stillwater Mining *	14	—
STR Holdings * (A)	23,715	354
TPC Group *	3,400	133
Walter Energy	13	2
Westlake Chemical	44	2
Worthington Industries (A)	3,600	83
WR Grace *	7	—
Zep	25	1

		16,686

Telecommunication Services — 0.9%
AboveNet	2,550	179
Boingo Wireless * (A)	76,700	696
Cogent Communications Group *	13,621	232
General Communication, Cl A *	1,491	18
Global Crossing *	132	5
IDT, Cl B	20,200	546
Iridium Communications *	80	1
SBA Communications, Cl A *	22,680	866
Shenandoah Telecommunications	3,100	53
USA Mobility	30,600	467
Vonage Holdings * (A)	202,500	893

		3,956

Total Common Stock (Cost $349,519) ($ Thousands)		402,521

	Number of Warrants
WARRANTS — 0.0%
Rentech Expires 04/25/12 * (B) (D)	19,400	—

Total Warrants (Cost $—) ($Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 29.1%
SEI Liquidity Fund, L.P.
0.140% ** †† (E)	121,634,404	$118,590

Total Affiliated Partnership (Cost $121,634) ($ Thousands)		118,590

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	7,478,765	7,479

Total Cash Equivalent (Cost $7,479) ($ Thousands)		7,479

U.S. TREASURY OBLIGATION (C) (F) — 0.1%
U.S. Treasury Bills
0.063%, 12/15/11	$399	399

Total U.S. Treasury Obligation (Cost $399) ($ Thousands)		399

Total Investments — 129.7% (Cost $479,031) ($ Thousands) ‡		$528,989

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Sep-2011	$154

For the period ended June 30, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $407,768 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $119,269 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2011 was $305 ($ Thousands) and represented 0.07% of Net Assets.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2011 was $305 ($ Thousands) and represented 0.07% of net Assets.

(E)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2011 was $118,590 ($ Thousands).

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $479,031 ($ Thousands), and the unrealized appreciation and depreciation were $70,592 ($ Thousands) and ($20,634) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

A summary of restricted securities held by the Fund as of June 30, 2011, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	19,400	04/20/07	04/20/07	$—	$—	—%
Titanium Asset
Management PIPE	140,900	03/31/10	03/31/10	845	127	0.03
Value Creation	145,600	08/10/06	08/10/06	1,491	178	0.04

				$2,336	$305	0.07%

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$402,216	$—	$305	$402,521
Warrants	—	—	—	—
Affiliated Partnership	—	118,590	—	118,590
Cash Equivalent	7,479	—	—	7,479
U.S. Treasury Obligation	—	399	—	399

Total Investments in Securities	$409,695	$118,989	$305	$528,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$154	$—	$—	$154

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs

(Level 3) were used in determining value ($ Thousands):

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2011

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(276)
Net purchases/sales	—
Net transfer in and/or out of Level 3	178

Ending balance as of June 30, 2011	$305

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(276)

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 13.6%
1-800-Flowers.com, Cl A *	2,786	$9
Aaron’s	2,100	59
Abercrombie & Fitch, Cl A	2,400	161
Aeropostale *	2,250	39
AFC Enterprises * (A)	35,791	589
American Axle & Manufacturing Holdings *	3,620	41
American Eagle Outfitters	60,455	771
American Greetings, Cl A (A)	18,000	433
America’s Car-Mart *	1,300	43
Amerigon * (A)	3,300	57
Ameristar Casinos	18,123	430
ANN * (A)	15,361	401
Arbitron	800	33
Asbury Automotive Group *	2,900	54
Ascena Retail Group *	1,700	58
Ascent Media, Cl A *	1,500	79
Autoliv (A)	8,700	683
Autonation * (A)	1,400	51
Bally Technologies *	3,100	126
Barnes & Noble	2,584	43
Belo, Cl A	30,538	230
Big Lots *	14,500	481
Biglari Holdings *	90	35
BJ’s Restaurants * (A)	1,500	79
Blue Nile * (A)	3,972	175
Bob Evans Farms	1,700	59
BorgWarner * (A)	4,300	348
Boyd Gaming * (A)	3,600	31
Brinker International	15,400	377
Brown Shoe (A)	2,700	29
Brunswick (A)	26,310	537
Buffalo Wild Wings *	12,450	826
Build-A-Bear Workshop * (A)	2,700	18
Cabela’s * (A)	2,816	76
California Pizza Kitchen *	3,100	57
Callaway Golf (A)	33,040	205
Capella Education * (A)	700	29
Carmax * (A)	4,800	159
Carter’s * (A)	2,200	68
Cato, Cl A (A)	9,700	279
Central European Media Enterprises, Cl A *	700	14
Cheesecake Factory * (A)	12,770	401
Chico’s FAS	80,005	1,218
Chipotle Mexican Grill, Cl A *	1,275	393
Christopher & Banks (A)	2,500	14
Cinemark Holdings (A)	23,330	483
Coinstar *	1,200	65
Columbia Sportswear (A)	6,640	421
Cooper Tire & Rubber (A)	33,810	669
Core-Mark Holding *	7,570	270
Cracker Barrel Old Country Store (A)	600	30
CROCS * (A)	27,150	699
Dana Holding *	3,100	57
Deckers Outdoor *	1,115	98
DeVry	1,000	59
Dick’s Sporting Goods *	1,300	50

Description	Shares	Market Value ($ Thousands)

Dillard’s, Cl A	3,400	$177
DineEquity *	800	42
Dollar Tree *	12,950	863
Domino’s Pizza * (A)	6,715	170
Domino’s Pizza UK & IRL	71,533	464
DR Horton	8,465	97
DreamWorks Animation SKG, Cl A *	600	12
DSW, Cl A * (A)	15,350	777
Eastman Kodak * (A)	20,965	75
Estacio Participacoes	32,060	412
Ethan Allen Interiors (A)	11,861	252
Express	31,820	694
Foot Locker	2,900	69
Fossil *	4,955	583
GameStop, Cl A *	12,600	336
Gannett	14,400	206
Gap	22,096	400
Gaylord Entertainment *	8,490	255
Genesco * (A)	8,000	417
Gentex	2,600	79
GNC Holdings, Cl A *	12,510	273
Goodyear Tire & Rubber *	6,100	102
Group 1 Automotive (A)	1,724	71
Guess?	1,440	61
Hanesbrands *	25,710	734
Harley-Davidson	12,770	523
Harman International Industries	1,600	73
Harte-Hanks	1,800	15
Helen of Troy *	2,400	83
hhgregg * (A)	15,257	204
Hibbett Sports *	1,500	61
Hillenbrand	2,500	59
HOT Topic	6,800	51
Iconix Brand Group *	1,300	32
Insight Enterprises * (A)	18,842	334
Intercontinental Hotels Group ADR (A)	32,750	677
International Game Technology	19,934	350
International Speedway, Cl A	7,901	224
Interpublic Group	47,450	593
iRobot *	1,700	60
Isle of Capri Casinos *	3,300	29
ITT Educational Services * (A)	700	55
J. Crew *	500	—
Jakks Pacific * (A)	12,500	230
Jarden	2,100	72
John Wiley & Sons, Cl A	900	47
Jones Group	50,837	552
JOS A Bank Clothiers *	1,000	50
Journal Communications, Cl A * (A)	39,400	204
K12 * (A)	1,000	33
KB Home	9,261	91
Kenneth Cole Productions, Cl A *	1,600	20
Lamar Advertising, Cl A *	1,300	36
Lear	2,700	144
Leggett & Platt	2,000	49
Lennar, Cl A (A)	2,600	47
Liberty Media - Capital, Ser A *	1,320	113
Liberty Media - Starz, Ser A *	600	45
Life Time Fitness * (A)	800	32

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Limited Brands	300	$11
Lincoln Educational Services	10,300	177
Lions Gate Entertainment *	10,321	68
Live Nation *	5,200	60
LKQ *	7,396	193
Lodgenet Entertainment * (A)	7,900	24
Lululemon Athletica *	3,300	369
Lumber Liquidators Holdings * (A)	19,300	490
Madison Square Garden, Cl A *	1,900	52
Matthews International, Cl A	1,200	48
MDC Holdings	2,000	49
Men’s Wearhouse (A)	19,674	663
Meredith (A)	11,915	371
Meritage Homes *	1,800	41
Modine Manufacturing * (A)	2,100	32
Mohawk Industries *	1,400	84
Monro Muffler	1,600	60
Morningstar (A)	300	18
National CineMedia	5,733	97
National Presto Industries	100	10
NetFlix * (A)	2,295	603
New York Times, Cl A *	14,227	124
Newell Rubbermaid	45,034	711
NVR *	100	73
Office Depot *	11,200	47
OfficeMax *	2,600	20
O’Reilly Automotive *	11,350	744
Orient-Express Hotels, Cl A * (A)	5,400	58
Overstock.com *	948	14
Oxford Industries	1,400	47
Panera Bread, Cl A *	700	88
Peet’s Coffee & Tea *	1,000	58
Penn National Gaming *	1,300	52
Penske Auto Group (A)	1,800	41
PEP Boys- Manny Moe & Jack (A)	45,263	495
PetSmart	1,700	77
PF Chang’s China Bistro (A)	400	16
Phillips-Van Heusen	1,165	76
Pinnacle Entertainment *	28,325	422
Polaris Industries	500	56
Polo Ralph Lauren	900	120
Pool	2,100	63
Pre-Paid Legal Services * (A)	4,100	273
Pulte Homes *	7,100	54
RadioShack	17,600	234
Red Robin Gourmet Burgers *	800	29
Regis (A)	37,142	569
Ross Stores	900	72
Ruby Tuesday * (A)	24,600	265
Rue21 *	2,800	91
Ryland Group (A)	15,735	260
Saks *	3,587	40
Sally Beauty Holdings *	1,200	20
Sauer-Danfoss *	3,600	182
Scholastic (A)	4,931	131
Scientific Games, Cl A *	17,905	185
Sealy * (A)	5,500	14
Select Comfort *	1,100	20
Service International	6,700	78
Shutterfly * (A)	11,120	639
Signet Jewelers * (A)	3,000	140

Description	Shares	Market Value ($ Thousands)

Sinclair Broadcast Group, Cl A	21,800	$239
Sirius XM Radio *	103,485	227
Skechers U.S.A., Cl A *	9,890	143
Snap-On	800	50
Sotheby’s (A)	1,400	61
Stage Stores (A)	24,400	410
Stamps.com	401	5
Standard-Pacific *	4,600	15
Starwood Hotels & Resorts Worldwide	2,685	150
Steven Madden *	14,295	536
Stewart Enterprises, Cl A (A)	2,900	21
Strayer Education (A)	200	25
Tempur-Pedic International * (A)	19,520	1,324
Tenneco * (A)	4,160	183
Texas Roadhouse, Cl A	28,800	505
Thor Industries	17,580	507
Timberland, Cl A *	1,400	60
Titan International (A)	1,410	34
Toll Brothers *	2,600	54
Tractor Supply	1,700	114
True Religion Apparel *	2,200	64
TRW Automotive Holdings *	1,900	112
Tupperware Brands	12,250	826
Ulta Salon Cosmetics & Fragrance *	12,330	796
Under Armour, Cl A * (A)	843	65
Universal Technical Institute	1,800	36
Urban Outfitters *	12,066	340
Vail Resorts	1,000	46
Valassis Communications *	1,800	54
WABCO Holdings *	1,500	104
Warnaco Group * (A)	5,065	265
Warner Music Group * (A)	5,700	47
Weight Watchers International	11,760	888
Whirlpool	5,900	480
Williams-Sonoma	1,200	44
WMS Industries *	19,768	607
Wolverine World Wide	700	29
World Wrestling Entertainment, Cl A (A)	900	9
Wyndham Worldwide	4,915	165

		45,866

Consumer Staples — 4.2%
B&G Foods, Cl A	2,800	58
BJ’s Wholesale Club *	600	30
Boston Beer, Cl A * (A)	800	72
Cal-Maine Foods (A)	8,100	259
Casey’s General Stores (A)	5,854	258
Central European Distribution *	1,200	13
Central Garden and Pet *	13,097	136
Central Garden and Pet, Cl A * (A)	20,174	205
Chiquita Brands International * (A)	5,191	68
Church & Dwight	3,200	130
Coca-Cola Enterprises	8,381	245
Constellation Brands, Cl A *	46,319	964
Corn Products International	8,751	484
Darling International * (A)	2,400	42
Dean Foods *	5,300	65

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Diamond Foods (A)	11,450	$874
Dole Food * (A)	18,502	250
Energizer Holdings *	3,925	284
Flowers Foods	3,000	66
Fresh Del Monte Produce (A)	10,000	267
Fresh Market *	8,050	311
Green Mountain Coffee Roasters * (A)	18,319	1,635
Hain Celestial Group *	1,700	57
Hansen Natural *	3,560	288
Herbalife	16,940	976
Imperial Sugar	7,657	153
J&J Snack Foods	7,195	359
Kroger	18,033	447
Lancaster Colony (A)	1,200	73
Mead Johnson Nutrition, Cl A	3,280	222
Molson Coors Brewing, Cl B	11,821	529
Nash Finch	1,045	37
Nu Skin Enterprises, Cl A	900	34
Omega Protein *	23,400	323
Pantry *	15,567	292
Prestige Brands Holdings *	20,953	269
Ralcorp Holdings *	1,000	87
Reddy Ice Holdings *	5,700	16
Ruddick	679	30
Sanderson Farms	4,260	203
Schiff Nutrition International (A)	2,200	25
Seneca Foods, Cl A * (A)	2,862	73
Snyders-Lance (A)	800	17
Spartan Stores	31,620	618
Spectrum Brands Holdings *	1,100	35
SUPERVALU (A)	17,700	167
Susser Holdings *	50	1
SYSCO	13,732	428
TreeHouse Foods * (A)	1,800	98
United Natural Foods * (A)	16,950	723
Universal	5,400	204
USANA Health Sciences * (A)	400	12
Vector Group (A)	3,045	54
Village Super Market, Cl A	800	22
WD-40	400	15
Weis Markets (A)	5,100	208
Whole Foods Market	2,570	163

		13,974

Energy — 5.6%
Atlas Energy *	2,541	—
ATP Oil & Gas * (A)	1,700	26
Atwood Oceanics *	9,400	415
Berry Petroleum, Cl A	23,021	1,223
Bill Barrett * (A)	1,000	46
Brigham Exploration *	2,900	87
Bristow Group	1,100	56
Cabot Oil & Gas	2,400	159
CARBO Ceramics	1,300	212
Carrizo Oil & Gas * (A)	1,700	71
Cheniere Energy *	321	3
Clayton Williams Energy *	2,200	132
Clean Energy Fuels *	2,390	31
Cobalt International Energy *	851	12
Complete Production Services *	25,815	861
Concho Resources *	500	46

Description	Shares	Market Value ($ Thousands)

Contango Oil & Gas * (A)	500	$29
Core Laboratories	800	89
Crosstex Energy	1,824	22
CVR Energy * (A)	4,755	117
Denbury Resources *	2,748	55
Dresser-Rand Group *	4,730	254
Dril-Quip * (A)	10,450	709
Energen	2,800	158
Energy XXI Bermuda * (A)	4,534	151
EQT	7,802	410
EXCO Resources	3,300	58
Exterran Holdings *	1,510	30
FMC Technologies *	3,600	161
Forest Oil *	14,670	392
Frontier Oil	4,225	137
Global Industries *	7,700	42
Golar LNG (A)	3,200	112
Goodrich Petroleum * (A)	22,173	408
Gulf Island Fabrication	1,700	55
Gulfmark Offshore, Cl A *	15,051	665
Helix Energy Solutions Group * (A)	1,800	30
Helmerich & Payne	2,000	132
Hercules Offshore *	9,373	52
Hess	1,100	82
HollyFrontier	6,000	416
Hornbeck Offshore Services * (A)	8,380	230
ION Geophysical *	43,540	412
Key Energy Services * (A)	53,748	968
Kodiak Oil & Gas *	7,600	44
Magnum Hunter Resources *	60,415	408
McMoRan Exploration *	5,900	109
Mitcham Industries *	3,000	52
Murphy Oil	6,241	410
Nabors Industries *	15,970	394
National Oilwell Varco	1,800	141
Newfield Exploration *	6,390	435
Newpark Resources *	9,960	90
Northern Oil And Gas * (A)	15,425	342
Oasis Petroleum *	800	24
Oceaneering International	2,000	81
Oil States International * (A)	1,225	98
Overseas Shipholding Group	1,426	38
Panhandle Oil and Gas, Cl A	600	18
Parker Drilling *	7,556	44
Patterson-UTI Energy	4,000	126
Peabody Energy	1,500	88
Penn Virginia	1,300	17
PetroHawk Energy *	2,800	69
Petroleum Development *	3,840	115
Petroquest Energy * (A)	3,665	26
Pioneer Drilling *	1,400	21
Pioneer Natural Resources (A)	4,274	383
Plains Exploration & Production *	3,200	122
Quicksilver Resources *	4,675	69
Range Resources	7,754	430
RigNet *	1,500	26
Rosetta Resources * (A)	13,485	695
Rowan *	800	31
SandRidge Energy * (A)	10,700	114
SEACOR Holdings	500	50
Ship Finance International (A)	2,028	37

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

SM Energy	600	$44
Southwestern Energy *	1,000	43
Stone Energy * (A)	7,700	234
Superior Energy Services *	1,300	48
Swift Energy *	13,984	521
Tesoro *	33,350	764
Tidewater	9,770	526
Ultra Petroleum *	900	41
USEC * (A)	51,000	170
Venoco *	1,035	13
W&T Offshore	21,000	549
Western Refining * (A)	25,830	467
Whiting Petroleum *	2,600	148
Willbros Group * (A)	1,500	13
World Fuel Services (A)	9,725	349

		18,833

Financials — 18.5%
1st Source	2,900	60
1st United Bancorp *	3,100	19
Acadia Realty Trust †	1,500	31
Advance America Cash Advance Centers (A)	39,200	270
Affiliated Managers Group *	500	51
Alexander’s †	100	40
Alexandria Real Estate Equities †	1,100	85
Allied World Assurance Holdings	4,300	248
Alterra Capital Holdings	2,300	51
Altisource Portfolio Solutions *	1,400	51
American Assets Trust †	2,500	56
American Campus Communities † (A)	1,000	36
American Capital *	20,815	207
American Capital Agency †	1,900	55
American Equity Investment Life Holding (A)	12,060	153
American Financial Group	16,700	596
American National Insurance	700	54
Ameriprise Financial	7,601	438
Amerisafe *	2,300	52
Anworth Mortgage Asset †	31,500	237
Apartment Investment & Management, Cl A †	1,800	46
Apollo Commercial Real Estate Finance †	3,300	53
Arch Capital Group *	900	29
Ares Capital	13,829	222
Argo Group International Holdings	8,007	238
Arlington Asset Investment, Cl A	400	13
Arthur J. Gallagher	1,800	51
Ashford Hospitality Trust †	4,800	60
Aspen Insurance Holdings	8,500	219
Associated Banc-Corp	23,845	331
Associated Estates Realty †	3,300	54
Assured Guaranty (A)	6,000	98
Astoria Financial (A)	2,330	30
Axis Capital Holdings	900	28
Banco Latinoamericano de Exportaciones, Cl E (A)	20,200	350
Bancorpsouth (A)	11,658	145
Bank of Hawaii	900	42

Description	Shares	Market Value ($ Thousands)

Bank of the Ozarks	1,200	$62
Berkshire Hills Bancorp	17,790	398
BGC Partners, Cl A (A)	40,700	315
BioMed Realty Trust †	27,455	528
BlackRock Kelso Capital (A)	2,400	22
BofI Holding *	40	1
Boston Private Financial Holdings	30,201	199
Boston Properties †	1,476	157
Brandywine Realty Trust †	57,045	661
BRE Properties, Cl A †	7,782	388
Brookline Bancorp	1,200	11
Brown & Brown	1,000	26
Calamos Asset Management, Cl A (A)	1,924	28
Camden Property Trust †	600	38
Capstead Mortgage † (A)	19,320	259
Cardinal Financial (A)	16,572	181
Cardtronics * (A)	25,175	590
Cathay General Bancorp (A)	2,100	34
CB Richard Ellis Group, Cl A *	10,225	257
CBL & Associates Properties † (A)	46,056	835
Central Pacific Financial *	665	9
Century Bancorp, Cl A (A)	2,700	71
Chatham Lodging Trust †	1,200	19
Chemical Financial	2,430	46
Chesapeake Lodging Trust †	3,000	51
Chimera Investment †	39,000	135
City National	980	53
CNA Financial	12,400	360
CNO Financial Group * (A)	55,868	442
CoBiz Financial	59,360	388
Colonial Properties Trust †	4,500	92
Comerica	13,302	460
Commerce Bancshares	1,527	66
CommonWealth †	18,600	481
Community Bank System (A)	11,300	280
Community Trust Bancorp	10,100	280
CompuCredit Holdings *	50	—
Cousins Properties † (A)	14,402	123
Credit Acceptance *	105	9
Cullen/Frost Bankers	1,250	71
CVB Financial (A)	40,813	378
Cypress Sharpridge Investments †	4,400	56
DCT Industrial Trust †	9,100	48
Delphi Financial Group, Cl A	1,100	32
Developers Diversified Realty †	2,300	32
Digital Realty Trust † (A)	8,022	496
Dime Community Bancshares (A)	12,200	177
Dollar Financial * (A)	2,400	52
Douglas Emmett †	1,400	28
Duke Realty †	4,500	63
DuPont Fabros Technology † (A)	20,805	524
E*Trade Financial *	2,100	29
Eagle Bancorp *	32,974	439
East West Bancorp	1,000	20
EastGroup Properties †	2,100	89
Eaton Vance (A)	4,879	148
Education Realty Trust †	96,565	828
EMC Insurance Group	185	3
Employers Holdings	25,905	434
Encore Capital Group * (A)	9,006	277

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Endurance Specialty Holdings	17,387	$719
Enstar Group *	400	42
Entertainment Properties Trust † (A)	1,000	47
Equity Lifestyle Properties †	1,525	95
Equity One † (A)	17,468	326
Erie Indemnity, Cl A	2,000	141
Essex Property Trust †	2,999	406
Evercore Partners, Cl A	10,870	362
Everest Re Group	4,400	360
Excel Trust †	43,671	482
Extra Space Storage †	2,600	55
FBL Financial Group, Cl A (A)	2,595	83
Federal Agricultural Mortgage, Cl C (A)	7,400	164
Federal Realty Investment Trust †	500	43
Federated Investors, Cl B (A)	32,878	784
FelCor Lodging Trust * † (A)	6,100	33
Fidelity National Financial, Cl A	3,700	58
Fifth Street Finance (A)	11,008	128
Fifth Third Bancorp	37,093	473
Financial Institutions	1,100	18
First American Financial	3,200	50
First BanCorp * (A)	1,660	7
First Cash Financial Services *	1,400	59
First Financial Bancorp (A)	13,694	229
First Financial Bankshares	900	31
First Financial Holdings	1,000	9
First Horizon National	60,343	576
First Industrial Realty Trust * †	4,500	52
First Midwest Bancorp	23,958	294
First Niagara Financial Group	8,420	111
First Potomac Realty Trust †	26,640	408
FirstMerit (A)	51,863	856
Flagstone Reinsurance Holdings (A)	6,300	53
Flushing Financial	2,660	35
FNB (Pennsylvania) (A)	11,200	116
Forest City Enterprises, Cl A *	3,300	62
Franklin Street Properties † (A)	5,100	66
Fulton Financial	4,400	47
GAMCO Investors, Cl A	400	19
Getty Realty † (A)	3,100	78
GFI Group	37,700	173
Glimcher Realty Trust †	5,600	53
Global Indemnity, Cl A *	540	12
Government Properties Income Trust †	2,000	54
Green Dot, Cl A * (A)	4,738	161
Greenlight Capital Re *	1,000	26
Hampton Roads Bankshares *	4,282	42
Hancock Holding (A)	34,056	1,055
Hanover Insurance Group	15,210	574
Harleysville Group (A)	5,446	170
Hatteras Financial †	4,690	132
HCC Insurance Holdings	1,700	54
Health Care † (A)	1,500	79
Healthcare Realty Trust †	3,400	70
Hercules Technology Growth Capital (A)	21,484	226
Hersha Hospitality Trust, Cl A † (A)	4,600	26

Description	Shares	Market Value ($ Thousands)

Highwoods Properties † (A)	11,670	$387
Home Properties † (A)	400	24
Horace Mann Educators (A)	22,073	345
Hospitality Properties Trust †	27,865	676
Host Hotels & Resorts †	27,718	470
Huntington Bancshares	47,200	310
IBERIABANK (A)	6,098	352
Independent Bank (A)	800	21
Infinity Property & Casualty (A)	6,960	380
Inland Real Estate †	8,500	75
Interactive Brokers Group, Cl A	1,725	27
Invesco Mortgage Capital †	2,400	51
Investors Real Estate Trust †	1,800	16
Janus Capital Group	1,700	16
Jefferies Group	900	18
Jones Lang LaSalle	1,019	96
Justice Holdings *	22,019	346
KBW (A)	700	13
Kilroy Realty † (A)	2,290	90
Kite Realty Group Trust †	3,700	18
Knight Capital Group, Cl A * (A)	14,693	162
LaSalle Hotel Properties † (A)	19,175	505
Lexington Realty Trust †	62,267	569
Liberty Property Trust †	16,007	522
LTC Properties †	4,251	118
M&T Bank (A)	1,089	96
Macerich †	3,501	187
Mack-Cali Realty †	1,500	49
Maiden Holdings	510	5
Markel *	100	40
MarketAxess Holdings (A)	4,077	102
Marshall & Ilsley	13,900	111
MB Financial	3,020	58
MBIA * (A)	5,600	49
MCG Capital	7,700	47
Meadowbrook Insurance Group (A)	70,967	703
Medical Properties Trust † (A)	5,500	63
Medley Capital	4,300	50
Mercury General	500	20
MF Global Holdings *	12,319	95
MFA Financial †	124,299	999
Mid-America Apartment Communities †	12,361	834
Montpelier Re Holdings (A)	18,100	326
Moody’s (A)	21,650	830
MSCI, Cl A *	4,730	178
NASB Financial *	15	—
NASDAQ OMX Group *	15	—
National Financial Partners *	27,000	312
National Health Investors † (A)	800	36
National Penn Bancshares	45,817	363
National Retail Properties † (A)	18,990	465
National Western Life Insurance, Cl A	200	32
Nationwide Health Properties †	2,055	85
Navigators Group *	800	38
NBT Bancorp (A)	800	18
Nelnet, Cl A	932	21
Netspend Holdings *	15,000	150
Northfield Bancorp (A)	800	11
Northwest Bancshares	4,100	52

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Ocwen Financial * (A)	4,200	$54
Old National Bancorp (A)	49,105	530
Old Republic International	4,000	47
Omega Healthcare Investors †	5,100	107
One Liberty Properties †	140	2
OneBeacon Insurance Group, Cl A	1,300	17
Oppenheimer Holdings, Cl A	110	3
Oriental Financial Group	13,000	168
Oritani Financial	4,100	52
Pacific Capital Bancorp *	7,106	226
PacWest Bancorp (A)	17,511	360
Park National (A)	300	20
Parkway Properties †	20,600	351
PartnerRe	9,019	621
Pebblebrook Hotel Trust †	2,300	46
PennantPark Investment	4,200	47
Pennsylvania Real Estate Investment Trust † (A)	27,100	425
People’s United Financial	37,479	504
PHH * (A)	1,000	21
Platinum Underwriters Holdings (A)	18,571	617
Plum Creek Timber †	40	2
Popular *	55,105	152
Portfolio Recovery Associates * (A)	400	34
Post Properties †	1,200	49
PrivateBancorp, Cl A	8,400	116
ProAssurance * (A)	21,593	1,511
ProLogis †	3,500	125
Prospect Capital	5,940	60
Prosperity Bancshares	11,965	524
Protective Life	10,321	239
Provident Financial Services	13,609	195
PS Business Parks †	800	44
Pzena Investment Management, Cl A (A)	40,196	228
RAIT Financial Trust † (A)	42,000	88
Ramco-Gershenson Properties †	2,300	28
Raymond James Financial	1,500	48
Rayonier †	800	52
Realty Income †	1,400	47
Redwood Trust † (A)	5,172	78
Regency Centers † (A)	2,210	97
Regions Financial	49,700	308
Reinsurance Group of America, Cl A	13,755	837
RenaissanceRe Holdings	700	49
Resource Capital † (A)	2,600	16
RLI	800	49
S&T Bancorp (A)	6,915	129
Sabra Healthcare †	2,365	40
Safeguard Scientifics *	30,177	570
Sandy Spring Bancorp	25,593	460
Senior Housing Properties Trust †	6,320	148
Signature Bank NY * (A)	9,866	564
SL Green Realty †	2,610	216
Solar Capital	9,642	238
Sovran Self Storage †	4,030	165
StanCorp Financial Group	11,800	498
Starwood Property Trust †	2,300	47

Description	Shares	Market Value ($ Thousands)

Sterling Bancshares	7,100	$58
Sterling Financial *	9,178	148
Strategic Hotels & Resorts * †	8,200	58
Stratus Properties *	1,900	25
Sun Communities † (A)	1,400	52
Sunstone Hotel Investors * †	14,160	131
Susquehanna Bancshares (A)	9,316	75
SVB Financial Group * (A)	19,935	1,190
SWS Group	39,800	238
Synovus Financial (A)	161,334	336
Tanger Factory Outlet Centers † (A)	2,000	54
Taubman Centers †	6,682	396
TCF Financial (A)	54,998	759
Teton Advisors, Cl A	6	—
Texas Capital Bancshares *	2,000	52
TFS Financial (A)	6,845	66
Tower Bancorp	900	25
Tower Group	2,965	71
Transatlantic Holdings	1,300	64
Trustco Bank NY (A)	10,694	52
Trustmark (A)	900	21
Two Harbors Investment †	4,900	53
UDR †	1,400	34
Umpqua Holdings (A)	1,200	14
United Bankshares (A)	4,300	105
United Fire & Casualty (A)	4,000	69
Unitrin	13,200	392
Unum Group	41,934	1,068
U-Store-It Trust †	3,500	37
Validus Holdings	10,400	322
Valley National Bancorp	6,410	87
ViewPoint Financial Group	3,900	54
Waddell & Reed Financial, Cl A	900	33
Walter Investment Management †	1,157	26
Washington Federal	8,230	135
Washington Real Estate Investment Trust † (A)	2,400	78
Webster Financial	29,015	610
Weingarten Realty Investors † (A)	1,600	40
WesBanco (A)	12,800	252
Westamerica Bancorporation	943	46
White Mountains Insurance Group	100	42
Willis Group Holdings	12,262	504
Wintrust Financial (A)	600	19
World Acceptance * (A)	800	52
WR Berkley	5,400	175
WSFS Financial	9,541	378
Zions Bancorporation (A)	51,603	1,239

		62,298

Health Care — 11.3%
Abaxis * (A)	1,600	44
Accuray * (A)	4,734	38
Affymax * (A)	5,700	39
Affymetrix * (A)	4,300	34
Air Methods *	600	45
Alere *	2,025	74
Alexion Pharmaceuticals *	18,075	850
Align Technology *	3,800	87
Alkermes *	4,000	74

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Alliance Imaging *	800	$3
Allscripts Healthcare Solutions *	25,210	489
Amedisys *	6,444	172
AMERIGROUP * (A)	1,965	139
AmerisourceBergen	10,718	444
Amsurg * (A)	13,086	342
Amylin Pharmaceuticals *	3,200	43
Analogic (A)	634	33
Ardea Biosciences *	8,019	204
Ariad Pharmaceuticals *	6,800	77
Arthrocare *	2,478	83
ATHENAHEALTH * (A)	2,950	121
BioMarin Pharmaceuticals *	2,100	57
Bio-Reference Labs *	1,000	21
Brookdale Senior Living, Cl A *	3,895	94
Bruker BioSciences *	10,075	205
Caliper Life Sciences *	7,700	63
Capital Senior Living *	3,600	33
CareFusion *	23,250	632
Catalyst Health Solutions *	24,848	1,387
Celgene *	622	37
Centene *	4,110	146
Cephalon *	2,300	184
Cepheid *	2,000	69
Cerner * (A)	600	37
Charles River Laboratories International *	1,187	48
Chemed	3,279	215
Community Health Systems *	3,875	100
Computer Programs & Systems	800	51
Conmed *	15,495	441
Cooper	12,320	976
Corvel *	198	9
Covance * (A)	13,625	809
Coventry Health Care *	45,900	1,674
Cubist Pharmaceuticals * (A)	2,000	72
Cyberonics * (A)	23,950	669
Dendreon *	1,300	51
DexCom *	3,400	49
DynaVox, Cl A *	3,400	26
Edwards Lifesciences *	6,400	558
Emdeon, Cl A *	4,400	58
Emergent Biosolutions *	2,300	52
Emeritus * (A)	1,400	30
Endo Pharmaceuticals Holdings *	17,300	695
Enzon Pharmaceuticals * (A)	2,600	26
Exelixis * (A)	27,980	251
Express Scripts *	1,400	76
Forest Laboratories *	6,700	264
Gen-Probe *	9,595	664
Gentiva Health Services * (A)	925	19
Geron * (A)	8,900	36
Greatbatch *	15,960	428
Haemonetics *	800	52
Halozyme Therapeutics * (A)	2,500	17
Health Management Associates, Cl A *	33,884	365
Health Net *	16,388	526
Healthsouth * (A)	12,054	316
Healthspring * (A)	2,125	98
Healthways *	3,400	52
HeartWare International * (A)	5,060	375

Description	Shares	Market Value ($ Thousands)

Henry Schein *	200	$14
Hill-Rom Holdings (A)	5,190	239
HMS Holdings *	700	54
Hologic *	27,499	555
Human Genome Sciences *	10,300	253
Humana	5,500	443
Idexx Laboratories * (A)	2,915	226
Illumina * (A)	1,000	75
Immucor *	1,950	40
Immunogen *	19,100	233
Impax Laboratories *	2,000	43
Incyte * (A)	19,920	377
Insulet *	14,310	317
Invacare	13,627	452
IPC The Hospitalist *	1,300	60
Ironwood Pharmaceuticals, Cl A *	21,290	335
Isis Pharmaceuticals * (A)	3,300	30
Jazz Pharmaceuticals *	1,571	52
Kindred Healthcare *	3,326	71
Kinetic Concepts * (A)	6,400	369
LHC Group *	500	12
Life Technologies *	1,637	85
LifePoint Hospitals *	12,132	474
Lincare Holdings (A)	1,800	53
Magellan Health Services *	13,670	748
MannKind *	9,300	35
Masimo	1,600	47
MedAssets *	6,270	84
Medicis Pharmaceutical, Cl A	900	34
Mednax *	8,758	632
Meridian Bioscience	4,520	109
Merit Medical Systems *	3,125	56
Metropolitan Health Networks * (A)	64,900	311
Mettler Toledo International *	500	84
Micromet *	9,600	55
Momenta Pharmaceuticals *	855	17
MWI Veterinary Supply *	4,450	359
Myriad Genetics * (A)	2,200	50
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics * (A)	9,000	66
Neogen * (A)	900	41
Neurocrine Biosciences * (A)	4,184	34
NuVasive * (A)	15,940	524
NxStage Medical *	550	11
Obagi Medical Products * (A)	1,600	15
Omnicare (A)	3,200	102
Omnicell * (A)	1,300	20
Onyx Pharmaceuticals * (A)	10,170	359
Orthofix International * (A)	5,500	234
Owens & Minor (A)	3,687	127
Par Pharmaceutical * (A)	10,145	335
Parexel International * (A)	22,710	535
Patterson (A)	12,620	415
PDL BioPharma (A)	49,165	289
PerkinElmer	2,800	75
Perrigo	1,800	158
Pharmaceutical Product Development	26,270	705
Pharmasset *	1,600	179
PharMerica * (A)	32,100	410
Providence Service *	2,383	30

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

PSS World Medical * (A)	1,400	$39
Quest Diagnostics	8,175	483
Questcor Pharmaceuticals *	1,900	46
Regeneron Pharmaceuticals *	4,225	240
ResMed * (A)	2,900	90
Salix Pharmaceuticals * (A)	30,470	1,214
Sciclone Pharmaceuticals * (A)	41,200	249
Seattle Genetics * (A)	20,800	427
Select Medical Holdings * (A)	11,965	106
Sirona Dental Systems *	16,085	854
SonoSite *	1,500	53
STERIS	22,467	786
Sucampo Pharmaceuticals, Cl A *	29,445	121
SXC Health Solutions *	12,275	723
Symmetry Medical *	1,500	13
Team Health Holdings *	5,043	114
Techne	1,276	107
Tenet Healthcare *	14,100	88
Theravance * (A)	1,400	31
Thermo Fisher Scientific *	1,600	103
Thoratec *	1,500	49
Tornier BV *	10,061	271
Triple-S Management, Cl B *	420	9
United Therapeutics *	1,100	61
Universal Health Services, Cl B	1,700	88
US Physical Therapy	900	22
Valeant Pharmaceuticals International	3,874	201
Vertex Pharmaceuticals * (A)	4,450	231
Viropharma *	3,285	61
Volcano * (A)	17,220	556
Waters *	145	14
Watson Pharmaceuticals *	5,300	364
WellCare Health Plans * (A)	10,000	514
West Pharmaceutical Services	1,100	48
WuXi PharmaTech Cayman ADR *	16,400	288
Zoll Medical *	9,880	560

		37,921

Industrials — 15.3%
AAON	2,250	49
AAR (A)	3,230	88
ABM Industries (A)	2,335	54
Acacia Research - Acacia Technologies *	1,555	57
ACCO Brands * (A)	30,680	241
Actuant, Cl A	6,045	162
Acuity Brands (A)	500	28
Advisory Board * (A)	15,030	870
Aecom Technology *	16,200	443
Aerovironment *	1,600	57
AGCO *	20,150	995
Aircastle (A)	13,030	166
Alaska Air Group *	800	55
Albany International, Cl A (A)	11,205	296
Alliant Techsystems (A)	2,878	205
Altra Holdings * (A)	1,323	32
American Reprographics *	510	4
American Science & Engineering	260	21
American Superconductor * (A)	2,200	20
Ameron International	5,637	370

Description	Shares	Market Value ($ Thousands)

Ametek	2,825	$127
Ampco-Pittsburgh (A)	8,000	187
AMR *	4,000	21
AO Smith (A)	2,155	91
Arkansas Best (A)	900	21
Atlas Air Worldwide Holdings *	800	48
Avery Dennison	11,442	442
Barnes Group (A)	1,100	27
BE Aerospace *	24,537	1,001
Beacon Roofing Supply *	18,648	426
Belden (A)	21,774	759
Blount International *	7,776	136
Brady, Cl A (A)	10,233	328
Briggs & Stratton (A)	17,911	356
Brink’s	4,065	121
Bucyrus International, Cl A	3,510	322
CAE	40	2
Calgon Carbon *	5,791	98
Carlisle	1,800	89
Chart Industries *	14,350	775
Chicago Bridge & Iron	550	21
Cintas	15,106	499
Clarcor	1,200	57
Clean Harbors * (A)	2,878	297
CNH Global *	1,960	76
Coleman Cable *	561	8
Colfax * (A)	7,500	186
Commercial Vehicle Group *	16,400	233
Consolidated Graphics *	205	11
Con-way	12,140	471
Copa Holdings, Cl A	11,540	770
Copart *	1,200	56
Corporate Executive Board	1,100	48
Corrections Corp of America *	32,170	696
CoStar Group *	1,100	65
Courier (A)	5,669	63
Covanta Holding	3,100	51
Crane	600	30
Cubic	7,594	387
Cummins	2,000	207
Curtiss-Wright	900	29
Deluxe (A)	11,400	282
DigitalGlobe * (A)	25,230	641
Dollar Thrifty Automotive Group *	3,000	221
Donaldson	900	55
Dover	6,928	470
DXP Enterprises *	200	5
EMCOR Group * (A)	32,982	967
EnergySolutions	3,600	18
EnerNOC * (A)	1,300	20
EnPro Industries * (A)	11,391	547
ESCO Technologies	20,714	762
Esterline Technologies *	800	61
Flowserve	5,147	566
Fluor	6,303	407
Forward Air (A)	4,163	141
Franklin Electric (A)	5,485	258
FTI Consulting *	1,400	53
G&K Services	31,276	1,059
Gardner Denver	2,514	211
GATX	1,925	71
Generac Holdings *	4,034	78

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

General Cable *	5,890	$251
Genesee & Wyoming, Cl A *	1,000	59
Geo Group * (A)	24,480	564
GeoEye * (A)	700	26
Goodrich	1,600	153
Gorman-Rupp (A)	1,792	59
Graco	2,100	106
GrafTech International * (A)	2,200	45
Granite Construction (A)	5,570	137
Harsco	3,200	104
Hawaiian Holdings *	53,240	303
Heartland Express	2,631	44
HEICO	1,909	104
Heidrick & Struggles International (A)	700	16
Herman Miller	1,500	41
Hertz Global Holdings *	4,900	78
Hexcel * (A)	3,040	67
Higher One Holdings * (A)	4,466	84
HNI (A)	3,926	99
HUB Group, Cl A *	1,400	53
ICF International *	95	2
IDEX	6,534	299
IHS, Cl A *	800	67
II-VI *	2,000	51
Insituform Technologies, Cl A *	350	7
Insperity (A)	235	7
Interface, Cl A (A)	57,299	1,110
Interline Brands *	1,300	24
International Shipholding (A)	5,600	119
JB Hunt Transport Services	13,040	614
John Bean Technologies (A)	1,377	27
Joy Global	1,800	171
Kadant * (A)	24,153	761
Kaman	3,118	111
Kansas City Southern *	15,050	893
KAR Auction Services *	1,167	22
Kaydon (A)	29,792	1,112
KBR	4,000	151
Kelly Services, Cl A *	1,870	31
Kennametal	17,650	745
Kirby *	1,100	63
Knoll	1,200	24
Korn/Ferry International *	850	19
Landstar System	1,100	51
Layne Christensen *	1,000	30
LB Foster, Cl A	10,187	335
Lennox International (A)	2,400	103
Lincoln Electric Holdings	4,956	178
Localiza Rent a Car	21,810	388
M&F Worldwide *	430	11
Manitowoc	11,650	196
Marten Transport	14,905	322
Masco	27,131	327
MasTec *	6,935	137
Mcgrath Rentcorp	1,900	53
Meritor * (A)	30,280	486
Metalico *	2,050	12
Middleby * (A)	500	47
Mine Safety Appliances (A)	3,270	122
Mistras Group *	319	5
Moog, Cl A *	9,570	416

Description	Shares	Market Value ($ Thousands)

MSC Industrial Direct, Cl A	700	$46
Mueller Industries (A)	1,736	66
NACCO Industries, Cl A (A)	400	39
Navistar International *	1,800	102
NCI Building Systems * (A)	3,160	36
Nordson	3,280	180
Old Dominion Freight Line * (A)	18,480	689
Orbital Sciences * (A)	9,117	154
Orion Marine Group * (A)	21,252	200
Oshkosh Truck *	8,700	252
Owens Corning *	2,900	108
Pall	2,300	129
Park-Ohio Holdings * (A)	2,900	61
Pentair	500	20
Pitney Bowes (A)	17,177	395
Polypore International *	300	20
Quanex Building Products	19,660	322
Quanta Services *	3,656	74
RBC Bearings *	1,300	49
Regal-Beloit	1,875	125
Republic Services	15,584	481
Resources Connection	2,643	32
Robbins & Myers	11,025	583
Robert Half International	1,400	38
Roper Industries	8,450	704
RR Donnelley & Sons	15,000	294
RSC Holdings *	9,255	111
Rush Enterprises, Cl A *	905	17
Ryder System	10,200	580
School Specialty * (A)	29,358	422
Sensata Technologies Holding *	17,300	651
Shaw Group *	2,535	77
Simpson Manufacturing	1,600	48
Skywest (A)	11,800	178
Spirit Aerosystems Holdings, Cl A *	15,378	338
SPX	600	49
Standard Parking * (A)	536	9
Standex International (A)	9,300	285
Steelcase, Cl A	4,600	52
Stericycle *	1,000	89
Sun Hydraulics (A)	300	14
Swisher Hygiene *	7,621	43
SYKES Enterprises *	22,168	477
TAL International Group (A)	21,950	758
Teledyne Technologies *	11,939	601
Teleflex (A)	14,858	907
Tennant (A)	461	18
Terex *	9,979	284
Tetra Tech *	15,897	358
Thomas & Betts *	1,000	54
Timken	3,845	194
Titan Machinery * (A)	3,168	91
Toro	700	42
Towers Watson, Cl A	14,933	981
TransDigm Group *	500	46
Trex * (A)	14,041	344
Triumph Group (A)	3,628	361
TrueBlue * (A)	22,210	322
Tutor Perini	3,700	71
Tyco International	3,723	184

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Unifirst	644	$36
United Continental Holdings * (A)	9,800	222
United Rentals * (A)	33,840	859
United Stationers (A)	13,620	483
Universal Forest Products	2,700	65
URS *	5,050	226
US Ecology	41	1
USG *	1,100	16
UTI Worldwide	2,500	49
Valmont Industries	100	10
Verisk Analytics, Cl A *	3,100	108
Vicor (A)	2,300	37
Vitran *	19,700	250
Wabtec	1,800	118
Waste Connections	1,800	57
Watsco (A)	3,145	214
Watts Water Technologies, Cl A (A)	6,984	247
Werner Enterprises	18,370	460
WESCO International *	12,314	666
Woodward	1,830	64
Zipcar *	4,449	91

		51,320

Information Technology — 16.4%
ACI Worldwide *	2,927	99
Acme Packet *	8,855	621
Active Network *	5,384	95
Adobe Systems *	15,429	485
Adtran (A)	19,795	766
Advanced Analogic Technologies * (A)	3,400	21
Advanced Energy Industries * (A)	1,400	21
Advanced Micro Devices *	7,300	51
Advent Software * (A)	1,000	28
Agilysys *	2,800	23
Akamai Technologies *	2,300	72
Alliance Data Systems * (A)	1,000	94
Amkor Technology *	8,760	54
Analog Devices	11,852	464
Ancestry.com *	12,460	516
Anixter International (A)	5,533	362
Ansys *	20,245	1,107
AOL *	2,700	54
Applied Micro Circuits * (A)	47,180	418
Ariba *	6,450	222
Arris Group * (A)	7,200	84
Arrow Electronics *	1,900	79
Aruba Networks * (A)	21,300	629
Aspen Technology *	2,380	41
Atmel *	12,100	170
ATMI *	800	16
Avid Technology *	24,570	463
Avnet *	8,300	265
AVX	2,185	33
Benchmark Electronics *	26,482	437
Black Box (A)	5,800	181
Blackbaud (A)	2,968	82
Blackboard *	1,300	56
Blue Coat Systems *	11,352	248
BMC Software *	1,700	93
Bottomline Technologies *	2,964	73

Description	Shares	Market Value ($ Thousands)

Brightpoint * (A)	23,363	$189
Broadridge Financial Solutions	1,700	41
BroadSoft *	13,410	511
Brocade Communications Systems *	125,817	813
CACI International, Cl A * (A)	5,738	362
Cadence Design Systems * (A)	84,462	892
Cavium * (A)	11,436	499
Checkpoint Systems *	3,253	58
Ciena * (A)	1,200	22
Cognex	1,400	50
Cognizant Technology Solutions, Cl A *	1,800	132
Coherent *	9,583	530
CommVault Systems *	9,450	420
Computer Sciences	6,900	262
Comtech Telecommunications (A)	9,675	271
Concur Technologies * (A)	9,490	475
Constant Contact * (A)	2,575	65
Convergys * (A)	27,500	375
CoreLogic *	3,220	54
Cornerstone OnDemand *	2,249	40
Cree *	1,200	40
CSG Systems International *	17,964	332
CTS	17,700	171
Cymer *	9,530	472
Cypress Semiconductor	6,165	130
Daktronics	2,495	27
DealerTrack Holdings *	5,337	122
Deltek * (A)	4,677	35
Demand Media * (A)	28,550	387
DG FastChannel * (A)	800	26
Dice Holdings *	28,600	387
Diebold	9,477	294
Digital River * (A)	29,687	955
Diodes *	1,800	47
DST Systems	3,025	160
Earthlink (A)	65,245	502
Echo Global Logistics *	4,879	87
EchoStar, Cl A *	2,900	106
Electronics for Imaging *	4,435	76
Emulex * (A)	40,828	351
Entegris *	6,300	64
Equinix *	800	81
Euronet Worldwide *	1,400	22
F5 Networks *	8,350	921
Factset Research Systems	800	82
Fair Isaac (A)	800	24
Fairchild Semiconductor International *	32,500	543
FARO Technologies *	1,300	57
FEI *	1,500	57
Fidelity National Information Services	1,180	36
Finisar *	8,600	155
Flir Systems	2,400	81
Formfactor * (A)	1,600	15
Forrester Research (A)	15,500	511
Fortinet *	4,644	127
Gartner *	2,600	105
Genpact *	1,200	21
Global Payments	1,700	87

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Harris	11,700	$527
Heartland Payment Systems (A)	5,650	116
Hittite Microwave * (A)	500	31
IAC *	1,300	50
iGate	730	12
Informatica *	2,900	169
Ingram Micro, Cl A *	4,525	82
Integrated Device Technology *	70,670	555
InterDigital (A)	1,000	41
Intermec * (A)	22,203	245
International Rectifier *	1,600	45
Intersil, Cl A	7,652	98
IntraLinks Holdings *	1,130	20
IPG Photonics *	900	65
Itron *	2,089	101
Ixia * (A)	7,130	91
j2 Global Communications * (A)	19,230	543
Jabil Circuit	44,510	899
JDA Software Group *	1,800	56
JDS Uniphase *	2,700	45
Kla-Tencor	6,600	267
L-1 Identity Solutions, Cl 1 * (A)	7,552	89
Lawson Software *	2,300	26
Lender Processing Services	2,360	49
Lexmark International, Cl A *	11,235	329
Limelight Networks * (A)	3,000	14
Liquidity Services *	6,900	163
Littelfuse (A)	4,685	275
LivePerson *	32,138	454
LogMein * (A)	16,700	644
LoopNet * (A)	1,700	31
Loral Space & Communications *	800	55
LSI Logic *	13,100	93
Magma Design Automation *	27,100	217
Manhattan Associates *	4,119	142
Mantech International, Cl A	900	40
MAXIMUS	600	50
Measurement Specialties * (A)	2,900	104
Mentor Graphics *	2,400	31
Methode Electronics (A)	2,700	31
Micrel	7,000	74
Micros Systems *	900	45
Microsemi *	5,882	121
Mindspeed Technologies *	27,790	222
Molex (A)	20,511	529
Monolithic Power Systems *	30,595	472
Monster Worldwide *	1,600	23
Move * (A)	9,262	20
MTS Systems	2,204	92
National Instruments	1,627	48
National Semiconductor	5,200	128
NCR *	2,700	51
Netgear * (A)	3,030	132
Netlogic Microsystems *	22,130	894
Netscout Systems *	4,329	90
NetSuite * (A)	1,595	62
NeuStar, Cl A *	1,000	26
NIC	4,100	55
Novellus Systems *	1,600	58
Nuance Communications *	5,900	127
Omnivision Technologies * (A)	2,195	76
ON Semiconductor *	11,300	118

Description	Shares	Market Value ($ Thousands)

OpenTable * (A)	2,215	$184
OSI Systems *	1,300	56
Parametric Technology * (A)	45,557	1,045
Pegasystems (A)	14,465	673
Photronics * (A)	29,800	252
Plantronics (A)	1,100	40
Plexus *	1,500	52
PMC - Sierra *	8,500	64
Polycom * (A)	11,400	733
Power Integrations (A)	21,979	845
Pulse Electronics (A)	19,700	87
QLIK Technologies *	20,215	688
QLogic *	975	16
Quality Systems	500	44
Quest Software *	3,625	82
QuinStreet * (A)	8,700	113
Rackspace Hosting *	2,100	90
Radisys * (A)	4,300	31
Rambus *	1,900	28
RealNetworks * (A)	11,200	38
RealPage * (A)	13,700	363
Red Hat *	1,700	78
RF Micro Devices *	8,355	51
Riverbed Technology * (A)	3,400	135
Rofin-Sinar Technologies * (A)	11,850	405
Rovi * (A)	2,724	156
S1 *	3,900	29
SAIC *	34,200	575
Salesforce.com * (A)	400	60
Sapient *	47,150	709
SAVVIS *	2,680	106
Scansource *	6,717	252
Seagate Technology	29,200	472
Semtech * (A)	3,100	85
Silicon Graphics International * (A)	2,400	41
Silicon Laboratories *	3,555	147
Skyworks Solutions * (A)	30,810	708
SolarWinds * (A)	38,750	1,013
Solera Holdings	2,425	143
Sonus Networks *	21,550	70
Standard Microsystems *	2,100	57
STEC * (A)	9,134	155
SunPower, Cl A * (A)	329	6
Supertex * (A)	900	20
Symantec *	22,161	437
Synaptics * (A)	5,434	140
SYNNEX * (A)	3,018	96
Synopsys *	37,858	973
Syntel (A)	16,425	971
Take-Two Interactive Software * (A)	2,400	37
Taleo, Cl A *	1,500	56
Tech Data *	15,510	758
Tekelec *	3,400	31
TeleTech Holdings *	5,391	114
Tellabs	7,100	33
Teradata *	2,750	165
Teradyne *	3,482	52
Tessera Technologies *	11,072	190
TIBCO Software * (A)	13,335	387
TiVo *	2,000	21

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

TNS * (A)	14,770	$245
Total System Services	2,800	52
Travelzoo *	711	46
Trimble Navigation *	4,475	177
TriQuint Semiconductor *	33,210	338
TTM Technologies * (A)	1,400	22
Tyler Technologies *	1,277	34
Ultimate Software Group * (A)	800	44
Ultra Clean Holdings *	30,631	278
Ultratech *	1,800	55
Unisys *	670	17
United Online (A)	45,440	274
Universal Display *	6,670	234
Valueclick * (A)	11,277	187
Varian Semiconductor Equipment Associates *	16,238	998
Vasco Data Security International * (A)	645	8
Veeco Instruments * (A)	2,465	119
Velti * (A)	31,523	533
VeriFone Holdings *	15,625	693
Viasat * (A)	1,100	48
Virtusa * (A)	1,600	30
Vishay Intertechnology * (A)	34,965	526
Vishay Precision Group *	192	3
VistaPrint *	13,950	667
Volterra Semiconductor *	2,100	52
WebMD Health, Cl A *	1,776	81
Websense *	2,994	78
Western Digital *	15,900	579
Wright Express * (A)	1,100	57
Xyratex * (A)	28,103	288
Zebra Technologies, Cl A *	8,199	346

		55,205

Materials — 6.1%
Airgas	1,600	112
AK Steel Holding	3,300	52
Albemarle	4,500	311
Alcoa	19,404	308
Allegheny Technologies	8,578	544
Allied Nevada Gold *	543	19
Alpha Natural Resources *	1,400	64
AMCOL International (A)	1,500	57
Aptargroup	4,959	260
Arch Chemicals	5,370	185
Ashland	2,600	168
Balchem	1,400	61
Ball	8,900	342
Bemis	14,469	489
Boise (A)	37,420	292
Buckeye Technologies	1,900	51
Cabot	3,580	143
Carpenter Technology	1,300	75
Century Aluminum *	5,100	80
Clearwater Paper *	400	27
Coeur d’Alene Mines *	3,300	80
Compass Minerals International	1,100	95
Contango ORE *	50	1
Crown Holdings *	4,800	186
Cytec Industries	9,555	547
Detour Gold *	11,600	336

Description	Shares	Market Value ($ Thousands)

Domtar	2,700	$256
Eagle Materials	700	19
Eastman Chemical	7,700	786
Ferro *	2,410	32
FMC	1,800	155
Georgia Gulf *	4,569	110
Glatfelter (A)	1,700	26
Globe Specialty Metals	5,200	117
Graham Packaging *	2,231	56
Greif, Cl A	5,048	328
H.B. Fuller (A)	12,705	310
Hecla Mining *	9,050	70
Horsehead Holding * (A)	2,100	28
Huntsman	34,677	654
Innophos Holdings	17,005	830
International Flavors & Fragrances	900	58
Intrepid Potash *	14,800	481
James River Coal * (A)	25,220	525
Kaiser Aluminum (A)	2,571	140
Koppers Holdings (A)	3,422	130
Lubrizol	1,700	228
Martin Marietta Materials	700	56
Metals USA Holdings * (A)	1,911	28
Methanex	16,930	531
Minerals Technologies	7,414	492
Mosaic	400	27
Nalco Holding	2,100	59
Neenah Paper (A)	4,887	104
NewMarket (A)	652	111
Noranda Aluminum Holding *	6,400	97
Nucor	11,872	489
Olin	2,200	50
OM Group * (A)	8,869	361
Owens-Illinois *	20,333	525
Packaging Corp of America	26,838	751
PolyOne (A)	73,905	1,143
Reliance Steel & Aluminum	1,200	60
Rock-Tenn, Cl A	1,000	66
Rockwood Holdings *	1,000	55
Royal Gold	2,025	119
RPM International	3,100	71
RTI International Metals * (A)	21,284	817
Schnitzer Steel Industries, Cl A	2,065	119
Schulman A (A)	13,832	349
Schweitzer-Mauduit International (A)	9,262	520
Scotts Miracle-Gro, Cl A	1,500	77
Sensient Technologies (A)	15,330	568
Silgan Holdings	16,015	656
Solutia * (A)	10,875	249
Sonoco Products	1,400	50
Steel Dynamics	29,600	481
Stillwater Mining * (A)	2,600	57
Temple-Inland	2,300	69
Texas Industries (A)	600	25
Thompson Creek Metals *	4,000	40
Titanium Metals	1,260	23
UFP Technologies *	16,300	308
US Gold *	4,734	28
Valspar	1,200	43
Walter Energy	1,880	218

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Westlake Chemical	1,355	$70
Worthington Industries (A)	2,270	52
WR Grace * (A)	5,830	266
Zep	160	3

		20,507

Telecommunication Services — 0.7%
AboveNet	1,200	84
Alaska Communications Systems Group (A)	9,980	88
American Tower, Cl A *	1,015	53
Cincinnati Bell *	4,400	15
Clearwire, Cl A *	4,808	18
Cogent Communications Group * (A)	3,036	52
Consolidated Communications Holdings (A)	1,600	31
Frontier Communications	5,100	41
General Communication, Cl A *	8,899	107
Global Crossing * (A)	3,465	133
Leap Wireless International *	21,910	356
Level 3 Communications *	37,700	92
MetroPCS Communications *	3,100	53
Neutral Tandem *	2,400	42
NII Holdings *	16,150	685
NTELOS Holdings	2,800	57
PAETEC Holding * (A)	6,400	31
Price Communication *	3,800	—
SBA Communications, Cl A *	3,100	118
tw telecom, Cl A * (A)	5,300	109
USA Mobility (A)	15,500	237

		2,402

Utilities — 4.3%
AES *	10,725	137
AGL Resources	30,543	1,244
Allete	1,300	53
Alliant Energy	1,300	53
American States Water (A)	1,700	59
American Water Works	2,200	65
Aqua America	269	6
Atmos Energy	2,500	83
Avista (A)	18,400	473
Black Hills	700	21
California Water Service Group	2,800	52
Calpine *	30,653	494
Centerpoint Energy	5,300	103
CH Energy Group (A)	1,000	53
Chesapeake Utilities	10,161	407
Cleco (A)	1,600	56
CMS Energy (A)	32,100	632
Constellation Energy Group	11,000	417
DPL	2,000	60
Dynegy, Cl A * (A)	15,000	93
Edison International	8,901	345
El Paso Electric	20,821	672
Empire District Electric (A)	4,400	85
GenOn Energy *	60,800	235
Great Plains Energy (A)	58,975	1,222
Hawaiian Electric Industries	6,555	158
Idacorp (A)	5,509	218
Integrys Energy Group	1,000	52
ITC Holdings	1,583	114

Description	Shares	Market Value ($ Thousands)

Laclede Group (A)	2,600	$98
MDU Resources Group	5,300	119
MGE Energy (A)	1,600	65
New Jersey Resources (A)	750	34
Nicor	900	49
Northeast Utilities	4,000	141
Northwest Natural Gas (A)	1,400	63
NorthWestern	2,600	86
NRG Energy *	1,800	44
NSTAR	1,100	51
NV Energy	3,400	52
OGE Energy	900	45
Oneok	1,300	96
Otter Tail	1,800	38
Pepco Holdings (A)	2,200	43
Piedmont Natural Gas	1,800	55
Pinnacle West Capital	6,600	294
PNM Resources (A)	1,700	28
Portland General Electric (A)	76,853	1,943
SCANA	12,984	511
Sempra Energy	1,600	85
South Jersey Industries	88	5
Southern Union	2,400	96
Southwest Gas	1,200	46
TECO Energy	25,567	483
UGI	4,300	137
UIL Holdings (A)	16,750	542
Unisource Energy	1,300	48
Unitil	1,600	42
Vectren	2,100	59
Westar Energy	7,201	194
WGL Holdings	13,430	517
Wisconsin Energy	3,800	119
Xcel Energy	20,135	489

		14,379

Total Common Stock (Cost $264,336) ($ Thousands)		322,705

CLOSED-END FUND — 0.0%

Financials — 0.0%
Kayne Anderson Energy Development	800	14

Total Closed-End Fund (Cost $9) ($ Thousands)		14

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund	1,894	157

Total Exchange Traded Fund (Cost $149) ($ Thousands)		157

AFFILIATED PARTNERSHIP — 21.6%
SEI Liquidity Fund, L.P.
0.140% ** †† (C)	73,117,371	72,720

Total Affiliated Partnership (Cost $73,117) ($ Thousands)		72,720

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	13,559,871	$13,560

Total Cash Equivalent (Cost $13,560) ($ Thousands)		13,560

U.S. TREASURY OBLIGATION (D) (E) — 0.3%
U.S. Treasury Bills
0.067%, 12/15/11	$861	861

Total U.S. Treasury Obligation (Cost $861) ($ Thousands)		861

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—
Ligand Pharma Expires 01/05/12	29,750	—

Total Rights (Cost $—) ($ Thousands)		—

Total Investments — 121.9% (Cost $352,032) ($ Thousands) ‡		$410,017

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	70	Sep-2011	$309
S&P Mid 400 Index E-MINI	51	Sep-2011	214

			$523

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $336,325 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $72,004 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2011 was $72,720 ($ Thousands).

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

IRL. — Ireland

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

UK — United Kingdom

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $352,032 ($ Thousands), and the unrealized appreciation and depreciation were $67,799 ($ Thousands) and ($9,814) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2011

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$322,705	$—	$—	$322,705
Closed-End Fund	14	—	—	14
Exchange Traded Fund	157	—	—	157
Affiliated Partnership	—	72,720	—	72,720
Cash Equivalent	13,560	—	—	13,560
U.S. Treasury Obligation	—	861	—	861
Rights	—	—	—	—

Total Investments in Securities	$336,436	$73,581	$—	$410,017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$523	$—	$—	$523

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 14.6%
American Eagle Outfitters	61,047	$778
Bed Bath & Beyond *	3,800	222
BorgWarner *	9,600	776
Cheesecake Factory *	11,300	354
Chipotle Mexican Grill, Cl A * (A)	300	93
Coach	24,900	1,592
Darden Restaurants	5,600	279
Deckers Outdoor *	4,700	414
DeVry	6,000	355
Dick’s Sporting Goods *	13,100	504
DISH Network, Cl A *	1,500	46
Dollar Tree *	5,200	346
Federal Mogul, Cl A *	4,600	105
Fossil *	5,300	624
Gap (A)	37,797	684
Gaylord Entertainment *	8,900	267
Genuine Parts	5,300	288
Global Sources *	3,200	29
Harley-Davidson	40,644	1,665
Harman International Industries	14,100	642
International Game Technology	58,499	1,028
Interpublic Group	60,400	755
Kohl’s	200	10
Lamar Advertising, Cl A *	14,900	408
Liberty Media - Capital, Ser A *	3,000	257
Liberty Media - Interactive, Cl A *	11,300	190
Liberty Media - Starz, Ser A *	1,000	75
Limited Brands	3,100	119
LKQ *	2,100	55
Lululemon Athletica *	2,900	324
Macy’s	12,300	360
Marriott International, Cl A	22,400	795
Mattel	11,600	319
McGraw-Hill	6,600	277
NetFlix *	2,300	604
Newell Rubbermaid	62,220	982
Panera Bread, Cl A *	2,100	264
PetSmart	400	18
Ross Stores	4,500	361
Royal Caribbean Cruises *	14,700	553
Scripps Networks Interactive, Cl A	17,400	851
Signet Jewelers *	500	23
Sirius XM Radio *	267,200	585
Sotheby’s	7,900	343
Tempur-Pedic International *	2,300	156
Tesla Motors *	8,500	248
Tupperware Brands	3,300	223
Urban Outfitters *	20,640	581
VF (A)	1,900	206
Whirlpool (A)	1,500	122
Williams-Sonoma	6,100	223
WMS Industries *	16,119	495
Wyndham Worldwide	1,300	44

		21,917

Consumer Staples — 3.6%
Avon Products	10,900	305
Bunge	3,000	207
Constellation Brands, Cl A *	35,668	742

Description	Shares	Market Value ($ Thousands)

Corn Products International	2,700	$149
Herbalife	5,900	340
Hormel Foods	4,800	143
JM Smucker	3,300	252
Kroger	30,847	765
Lorillard	3,400	370
Mead Johnson Nutrition, Cl A	1,000	68
Molson Coors Brewing, Cl B (A)	23,821	1,066
SYSCO	23,489	733
Tyson Foods, Cl A	13,800	268

		5,408

Energy — 8.3%
Arch Coal	8,500	227
Cabot Oil & Gas	1,500	99
Cameron International *	19,100	960
CARBO Ceramics	2,900	473
Concho Resources *	13,400	1,231
Consol Energy	6,500	315
CVR Energy *	1,700	42
Diamond Offshore Drilling (A)	3,600	253
Energen	4,300	243
EQT	18,847	990
Forest Oil *	14,500	387
HollyFrontier	4,200	291
Marathon Oil	1,900	100
McDermott International *	12,700	252
Murphy Oil	15,580	1,023
Nabors Industries *	27,319	673
Newfield Exploration *	20,134	1,369
Noble Energy	600	54
Oceaneering International	3,600	146
Oil States International *	2,700	216
Peabody Energy	9,400	554
Pioneer Natural Resources (A)	7,313	655
Range Resources	23,164	1,286
SEACOR Holdings	2,300	230
Unit *	1,500	91
Valero Energy	13,300	340

		12,500

Financials — 16.1%
Aflac	1,800	84
American Financial Group	6,700	239
American National Insurance	400	31
Ameriprise Financial	16,920	976
Annaly Capital Management † (A)	7,400	133
AON	11,200	575
Assurant	3,500	127
Banco Latinoamericano de Exportaciones, Cl E	700	12
BOK Financial (A)	12,800	701
Boston Properties †	2,525	268
Brandywine Realty Trust †	3,400	39
Camden Property Trust †	8,800	560
Capital One Financial	900	46
CB Richard Ellis Group, Cl A *	10,500	264
Chatham Lodging Trust †	1,200	19
Chimera Investment † (A)	39,300	136
Citizens & Northern	800	12
CNA Financial	3,700	107
Colony Financial †	600	11
Comerica	33,854	1,170

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

CommonWealth †	4,350	$112
Digital Realty Trust † (A)	11,665	721
Discover Financial Services	14,000	374
Duke Realty †	2,900	41
East West Bancorp	2,500	50
Endurance Specialty Holdings	17,049	705
Equity Lifestyle Properties †	1,100	69
Erie Indemnity, Cl A	900	64
FBL Financial Group, Cl A (A)	1,100	35
Federated Investors, Cl B (A)	32,483	774
Fifth Third Bancorp	88,250	1,125
First Citizens BancShares, Cl A	100	19
Fulton Financial	5,000	54
Genworth Financial, Cl A *	22,900	235
Hartford Financial Services Group	1,000	26
Hospitality Properties Trust †	4,900	119
Host Hotels & Resorts †	47,414	804
Huntington Bancshares	39,000	256
Inland Real Estate †	10,500	93
Jones Lang LaSalle	3,000	283
Keycorp	16,600	138
Kimco Realty †	2,900	54
Lazard, Cl A	15,300	568
Liberty Property Trust † (A)	30,181	983
Lincoln National	1,900	54
Mack-Cali Realty †	3,200	105
Moody’s	19,500	748
Morgan Stanley	1,400	32
NASDAQ OMX Group *	1,700	43
Nelnet, Cl A	4,200	93
PartnerRe	9,956	685
People’s United Financial (A)	56,993	766
PNC Financial Services Group	1,000	60
Principal Financial Group	5,000	152
ProAssurance *	11,122	779
ProLogis †	6,700	240
Raymond James Financial	6,900	222
Reinsurance Group of America, Cl A	13,549	825
Resource Capital † (A)	6,600	42
Senior Housing Properties Trust †	4,700	110
SLM	15,200	256
Sunstone Hotel Investors * †	10,100	94
SunTrust Banks	11,200	289
Synovus Financial (A)	149,709	311
T. Rowe Price Group	13,500	814
TCF Financial (A)	51,705	713
TD Ameritrade Holding	23,000	449
Transatlantic Holdings	100	5
Unum Group	34,325	875
Vornado Realty Trust †	2,835	264
WesBanco	4,300	85
Willis Group Holdings (A)	21,005	864
Winthrop Realty Trust †	7,800	93
Zions Bancorporation (A)	35,094	843

		24,123

Health Care — 11.5%
Aetna	5,200	229
Agilent Technologies *	20,600	1,053
Alexion Pharmaceuticals *	12,100	569

Description	Shares	Market Value ($ Thousands)

AmerisourceBergen	18,335	$759
Brookdale Senior Living, Cl A *	23,800	577
Bruker BioSciences *	17,000	346
C.R. Bard	1,800	198
CareFusion *	8,900	242
Cerner *	9,000	550
Cigna	6,200	319
Coventry Health Care *	30,500	1,113
Covidien	1,400	75
DaVita *	9,200	797
Dendreon *	6,800	268
Health Net *	5,900	189
Hill-Rom Holdings	3,200	147
Hologic *	38,639	779
Humana	14,900	1,200
IDEXX Laboratories * (A)	3,200	248
Illumina *	6,100	458
Intuitive Surgical *	500	186
Life Technologies *	6,100	318
Lincare Holdings	23,900	700
Medco Health Solutions *	2,800	158
Mettler Toledo International *	700	118
Myriad Genetics *	600	14
Patterson	19,706	648
PerkinElmer	8,800	237
Quest Diagnostics	13,984	827
Sirona Dental Systems *	11,200	595
STERIS	22,178	776
SXC Health Solutions *	5,400	318
Thoratec *	18,200	597
Valeant Pharmaceuticals International	19,600	1,018
Warner Chilcott, Cl A	6,700	162
Waters *	1,600	153
Watson Pharmaceuticals *	3,200	220
Zimmer Holdings *	100	6

		17,167

Industrials — 14.9%
AGCO *	10,500	518
Air Lease, Cl A *	15,800	384
Ametek	5,250	236
Armstrong World Industries	4,700	214
Avery Dennison	24,178	934
Avis Budget Group *	22,700	388
Carlisle	17,000	837
Chicago Bridge & Iron	3,700	144
Cintas (A)	25,832	853
Cooper Industries, Cl A	4,500	269
Corrections Corp of America *	2,000	43
CSX	300	8
Cummins	9,400	973
Delta Air Lines *	63,000	578
Dover	16,546	1,122
DXP Enterprises *	800	20
Eaton	7,600	391
Emerson Electric	800	45
Equifax	2,500	87
Flowserve	6,921	761
Fluor	10,786	697
Gardner Denver	3,100	261
General Dynamics	300	22

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Goodrich	7,800	$745
Hubbell, Cl B	10,300	669
IHS, Cl A *	6,600	551
ITT	5,400	318
JB Hunt Transport Services	12,100	569
KBR	3,700	140
Kirby *	1,500	85
Lincoln Electric Holdings	1,400	50
Masco (A)	46,423	559
Norfolk Southern	600	45
Parker Hannifin	10,600	951
Pitney Bowes (A)	29,424	676
Republic Services	26,666	823
Rockwell Automation	3,600	312
Roper Industries	7,600	633
Spirit Aerosystems Holdings, Cl A *	25,502	561
Stanley Black & Decker	4,100	295
Stericycle *	7,200	642
Teleflex (A)	12,170	743
Timken	5,100	257
Toro	900	55
Towers Watson, Cl A	11,746	772
URS *	2,200	98
Wabtec	10,400	683
WW Grainger	8,600	1,321

		22,338

Information Technology — 16.1%
Activision Blizzard	3,000	35
Adobe Systems *	42,385	1,333
Akamai Technologies *	5,100	160
Alliance Data Systems *	7,800	734
Amdocs *	3,000	91
Amphenol, Cl A	9,900	535
Analog Devices	23,074	903
Aruba Networks *	12,900	381
Autodesk *	21,000	811
Avago Technologies	16,800	638
Avnet *	5,000	160
AVX	3,100	47
BMC Software *	900	49
Brocade Communications Systems *	100,565	650
CA	12,800	293
CGI Group, Cl A *	22,400	552
Citrix Systems *	9,000	720
Concur Technologies *	6,700	335
Dell *	900	15
DST Systems	800	42
EchoStar, Cl A *	3,100	113
Equinix *	5,400	546
F5 Networks *	6,600	728
Factset Research Systems (A)	1,800	184
Fairchild Semiconductor International *	7,100	119
Fiserv *	1,100	69
FleetCor Technologies *	9,600	285
Freescale Semiconductor Holdings I *	26,000	478
IAC *	1,300	49
Ingram Micro, Cl A *	5,900	107

Description	Shares	Market Value ($ Thousands)

Intuit *	6,600	$342
Jabil Circuit	11,900	240
JDS Uniphase *	26,200	436
Kla-Tencor	3,500	142
Lam Research *	5,900	261
Lexmark International, Cl A *	500	15
Marvell Technology Group *	18,400	272
Mastercard, Cl A	400	120
Maxim Integrated Products	11,000	281
Microchip Technology	15,300	580
Micros Systems *	11,400	567
Molex (A)	31,674	816
Motorola Solutions *	200	9
NetApp *	10,500	554
Nuance Communications *	20,000	429
Nvidia *	6,600	105
Polycom *	9,400	604
Red Hat *	15,400	707
Riverbed Technology *	7,900	313
Salesforce.com *	3,800	566
SanDisk *	6,900	286
Symantec *	37,920	748
Synopsys *	47,200	1,214
TE Connectivity	24,400	897
VeriFone Holdings *	9,000	399
Visa, Cl A	500	42
VistaPrint *	1,500	72
Western Digital *	8,200	298
Xerox	29,200	304
Xilinx	19,400	708
Zebra Technologies, Cl A *	14,100	595

		24,084

Materials — 6.6%
Albemarle	200	14
Alcoa (A)	33,201	527
Allegheny Technologies	14,669	931
Alpha Natural Resources *	4,400	200
Ashland	1,300	84
Ball	1,300	50
Bemis (A)	21,836	738
Cabot	2,600	103
Celanese, Ser A	200	11
CF Industries Holdings	2,200	312
Cliffs Natural Resources	3,700	342
Domtar	700	66
Eastman Chemical	2,700	275
FMC	7,900	679
Freeport-McMoRan Copper & Gold, Cl B	200	11
Greif, Cl A	8,500	553
Huntsman	33,355	629
International Paper	10,600	316
MeadWestvaco	4,700	157
Mosaic	500	34
Nucor (A)	20,308	837
Owens-Illinois *	32,034	827
Packaging Corp of America	26,705	747
Reliance Steel & Aluminum	4,600	228
Sherwin-Williams	9,500	797
Steel Dynamics	14,400	234

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Walter Energy	2,300	$266

		9,968

Telecommunication Services — 0.1%
CenturyTel	1,400	57
Telephone & Data Systems	700	22
Windstream	10,600	137

		216

Utilities — 5.0%
AES *	23,000	293
AGL Resources (A)	25,052	1,020
Alliant Energy	2,700	110
Ameren	1,500	43
American Water Works	5,200	153
Atmos Energy	4,600	153
Duke Energy	1,900	36
Edison International	15,247	591
Entergy	1,700	116
FirstEnergy	2,700	119
Great Plains Energy (A)	44,875	930
PG&E	400	17
Portland General Electric	27,176	687
Questar	13,900	246
SCANA (A)	22,463	884
Sempra Energy	6,200	328
TECO Energy	40,655	768
UGI	4,200	134
Xcel Energy	34,442	837

		7,465

Total Common Stock (Cost $133,313) ($ Thousands)		145,186

AFFILIATED PARTNERSHIP — 9.9%
SEI Liquidity Fund, L.P.
0.140% ** †† (B)	15,247,338	14,920

Total Affiliated Partnership (Cost $15,247) ($ Thousands)		14,920

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	989,474	989

Total Cash Equivalent (Cost $989) ($ Thousands)		989

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.062%, 12/15/11	$122	122

Total U.S. Treasury Obligation (Cost $122) ($ Thousands)		122

Total Investments — 107.5% (Cost $149,671) ($ Thousands) ‡		$161,217

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	27	Sep-2011	$5

For the period ended June 30, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $149,959 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $14,879 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2011 was $14,920 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $149,671 ($ Thousands), and the unrealized appreciation and depreciation were $13,599 ($ Thousands) and ($2,053) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2011

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$145,186	$—	$—	$145,186
Affiliated Partnership	—	14,920	—	14,920
Cash Equivalent	989	—	—	989
U.S. Treasury Obligation	—	122	—	122

Total Investments in Securities	$146,175	$15,042	$—	$161,217

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$5	$—	$—	$5

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 5.5%
Advance Auto Parts	31,860	$1,864
Autozone *	1,300	383
Canadian Tire, Cl A	28,100	1,837
Choice Hotels International	22,000	734
Cinemark Holdings	46,300	959
DeVry	7,200	426
DIRECTV, Cl A *	25,400	1,291
Discovery Communications, Cl A *	23,900	979
DreamWorks Animation SKG, Cl A *	27,700	557
Family Dollar Stores	23,100	1,214
GameStop, Cl A *	42,500	1,133
Gap	63,600	1,151
Gildan Activewear	20,600	724
H&R Block	132,500	2,125
Hillenbrand	55,166	1,305
Hyatt Hotels, Cl A *	22,000	898
ITT Educational Services *	13,400	1,048
Liberty Media - Starz, Ser A *	1,710	129
Panera Bread, Cl A *	8,800	1,106
priceline.com *	8,368	4,284
Regal Entertainment Group, Cl A	37,600	464
Shaw Communications, Cl B	43,900	1,002
Target	38,600	1,811
TJX	20,900	1,098

		28,522

Consumer Staples — 20.8%
Altria Group	137,322	3,627
Archer-Daniels-Midland	46,900	1,414
BJ’s Wholesale Club *	19,400	977
Brown-Forman, Cl B	53,351	3,985
Bunge	20,729	1,429
Church & Dwight	27,400	1,111
Coca-Cola Enterprises	197,603	5,766
ConAgra Foods	107,200	2,767
Corn Products International	15,398	851
CVS Caremark	82,600	3,104
Dean Foods *	27,200	334
Flowers Foods	121,502	2,678
Fresh Del Monte Produce	31,800	848
General Mills	29,100	1,083
Hansen Natural *	59,658	4,829
Hershey	87,140	4,954
Hormel Foods	243,232	7,251
Kellogg	16,600	918
Kimberly-Clark	76,881	5,117
Kroger	223,541	5,544
Lorillard	84,806	9,233
McCormick	88,182	4,371
Metro, Cl A	48,500	2,411
Molson Coors Brewing, Cl B	19,700	881
Nash Finch	13,900	498
Philip Morris International	61,595	4,113
Ralcorp Holdings *	13,900	1,204
Reynolds American	186,490	6,909
Ruddick	21,700	945

Description	Shares	Market Value ($ Thousands)

Safeway	114,000	$2,664
SYSCO	119,692	3,732
Walgreen	97,900	4,157
Wal-Mart Stores	155,493	8,263

		107,968

Energy — 3.8%
Berry Petroleum, Cl A	16,400	871
Chevron	55,700	5,728
ConocoPhillips	35,700	2,684
Dresser-Rand Group *	7,700	414
Exxon Mobil	62,000	5,046
HollyFrontier	15,700	1,090
Lufkin Industries	11,600	998
Murphy Oil	17,000	1,116
PetroHawk Energy *	39,600	977
Range Resources	17,700	982

		19,906

Financials — 12.2%
Alleghany *	3,000	999
Allied World Assurance Holdings	50,276	2,895
American Campus Communities †	25,800	916
Arch Capital Group *	64,202	2,049
Associated Banc-Corp	62,200	864
Bank of Hawaii	75,073	3,492
BOK Financial	14,046	769
Brown & Brown	30,300	778
Canadian Imperial Bank of Commerce (A)	14,700	1,160
Capitol Federal Financial	58,177	684
Chubb	52,400	3,281
Commerce Bancshares	105,133	4,521
Corporate Office Properties Trust †	24,100	750
Cullen/Frost Bankers	53,929	3,066
Endurance Specialty Holdings	29,402	1,215
Erie Indemnity, Cl A	14,200	1,004
Essex Property Trust †	5,200	704
Everest Re Group	15,400	1,259
Federated Investors, Cl B	35,400	844
First Citizens BancShares, Cl A	6,291	1,178
First Niagara Financial Group	49,896	659
Fulton Financial	67,100	719
HCC Insurance Holdings	15,200	479
Health Care †	20,200	1,059
Home Properties †	15,200	925
M&T Bank	27,743	2,440
MFA Financial †	140,100	1,126
National Bank of Canada	22,100	1,791
Nationwide Health Properties †	12,400	514
New York Community Bancorp	98,344	1,474
PartnerRe	9,900	682
Piedmont Office Realty Trust, Cl A †	46,900	956
Prosperity Bancshares	24,500	1,074
Public Storage †	9,900	1,129
Realty Income †	26,100	874
RenaissanceRe Holdings	14,400	1,007
Signature Bank NY *	16,300	932
Tanger Factory Outlet Centers †	34,400	921

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

TFS Financial	104,300	$1,010
Tower Group	47,500	1,132
Transatlantic Holdings	17,300	848
Travelers	55,300	3,228
Validus Holdings	70,700	2,188
Valley National Bancorp	44,205	602
Washington Real Estate Investment Trust †	12,400	403
White Mountains Insurance Group	900	378
WR Berkley	78,400	2,543

		63,521

Health Care — 20.5%
Abbott Laboratories	92,600	4,873
Aetna	70,900	3,126
Alexion Pharmaceuticals *	89,746	4,221
AmerisourceBergen	134,193	5,556
Amgen *	109,860	6,410
Baxter International	58,000	3,462
Becton Dickinson	53,064	4,573
Biogen Idec *	79,917	8,545
C.R. Bard	35,110	3,857
Cardinal Health	142,717	6,482
Cephalon *	27,500	2,197
Edwards Lifesciences *	3,290	287
Eli Lilly	165,393	6,207
Endo Pharmaceuticals Holdings *	46,300	1,860
Gilead Sciences *	51,600	2,137
Health Net *	22,200	712
Henry Schein *	21,308	1,525
Hill-Rom Holdings	6,726	310
Johnson & Johnson	34,200	2,275
LifePoint Hospitals *	40,900	1,598
Magellan Health Services *	19,300	1,057
McKesson	65,821	5,506
Medtronic	52,100	2,007
Merck	140,200	4,948
Myriad Genetics *	38,700	879
Owens & Minor	28,400	980
Par Pharmaceutical *	24,300	801
Patterson	30,300	997
Pfizer	125,200	2,579
SXC Health Solutions *	56,265	3,315
Techne	60,866	5,074
United Therapeutics *	14,000	771
UnitedHealth Group	58,500	3,017
Varian Medical Systems *	14,343	1,004
Warner Chilcott, Cl A	31,390	757
WellPoint	34,500	2,718

		106,623

Industrials — 5.8%
Alliant Techsystems	11,500	820
C.H. Robinson Worldwide	13,400	1,056
Clarcor	14,400	681
Clean Harbors *	9,400	971
Huntington Ingalls Industries *	6,933	239
ITT	27,900	1,644
KAR Auction Services *	52,100	985
KBR	22,700	856

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings	47,900	$4,189
Landstar System	21,700	1,009
Lennox International	19,600	844
Lincoln Electric Holdings	27,600	989
Lockheed Martin	37,600	3,045
Northrop Grumman	41,600	2,885
Raytheon	68,500	3,415
Rollins	47,850	975
Stericycle *	22,093	1,969
Unifirst	13,700	770
Verisk Analytics, Cl A *	31,000	1,073
Waste Connections	36,474	1,157
Woodward	17,300	603

		30,175

Information Technology — 9.5%
Activision Blizzard	84,200	983
Adtran	20,200	782
Amdocs *	69,207	2,103
Analog Devices	49,938	1,954
Avago Technologies	34,500	1,311
CGI Group, Cl A *	36,400	897
Cisco Systems	57,900	904
Cognizant Technology Solutions, Cl A *	57,573	4,223
Computer Sciences	29,400	1,116
EchoStar, Cl A *	25,500	929
Flir Systems	31,400	1,059
Global Payments	16,200	826
Harris	49,500	2,230
Hewlett-Packard	68,400	2,490
Ingram Micro, Cl A *	47,700	865
Intel	69,000	1,529
International Business Machines	44,565	7,645
Microsoft	148,600	3,864
SAIC *	208,600	3,509
TE Connectivity	28,000	1,029
Tech Data *	29,463	1,441
Texas Instruments	173,398	5,693
WebMD Health, Cl A *	28,770	1,311
Zebra Technologies, Cl A *	22,400	945

		49,638

Materials — 2.1%
Apta rgroup	18,800	984
Ball	43,700	1,681
Compass Minerals International	10,300	887
Greif, Cl A	11,800	767
Intrepid Potash *	14,500	471
Newmont Mining	55,962	3,020
Sealed Air	58,800	1,399
Silgan Holdings	24,800	1,016
Sonoco Products	26,000	924

		11,149

Telecommunication Services — 2.6%
AT&T	182,100	5,720
BCE	69,400	2,723
MetroPCS Communications *	58,600	1,008
NTT DoCoMo ADR	73,700	1,320
SK Telecom ADR	64,700	1,210

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Verizon Communications	35,000	$1,303

		13,284

Utilities — 12.9%
AGL Resources	22,900	932
Alliant Energy	53,200	2,163
Ameren	71,700	2,068
American Electric Power	45,300	1,707
American Water Works	66,043	1,945
Atmos Energy	96,100	3,195
Avista	40,900	1,051
Cia de Saneamento Basico do Estado de Sao Paulo ADR	23,300	1,390
Consolidated Edison	57,311	3,051
DPL	85,061	2,565
DTE Energy	72,982	3,651
Duke Energy	19,400	365
Edison International	25,900	1,004
El Paso Electric	49,800	1,609
Entergy	58,268	3,979
Great Plains Energy	76,800	1,592
Hawaiian Electric Industries	37,000	890
Idacorp	22,500	889
Integrys Energy Group	40,996	2,125
ITC Holdings	3,991	286
Nicor	37,938	2,077
NSTAR	100,557	4,624
OGE Energy	19,900	1,001
Pepco Holdings	48,000	942
PG&E	44,600	1,875
Piedmont Natural Gas	28,200	854
Pinnacle West Capital	11,305	504
Portland General Electric	70,400	1,780
Public Service Enterprise Group	45,400	1,482
SCANA	79,040	3,112
Sempra Energy	20,600	1,089
Southern	4,289	173
TECO Energy	25,900	489
UGI	142,437	4,542
Vectren	31,200	869
WGL Holdings	21,800	839
Wisconsin Energy	142,032	4,453

		67,162

Total Common Stock
(Cost $408,632) ($ Thousands)		497,948

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% ** ††	21,704,902	21,705

Total Cash Equivalent
(Cost $21,705) ($ Thousands)		21,705

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (B) (C)— 0.1%
U.S.Treasury Bills
0.063%, 12/15/11	$926	$926

Total U.S. Treasury Obligation
(Cost $926) ($ Thousands)		926

Total Investments — 100.0%
(Cost $431,263) ($ Thousands) ‡		$520,579

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	199	Sep-2011	$431

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $520,406 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $431,263 ($ Thousands), and the unrealized appreciation and depreciation were $93,729 ($ Thousands) and ($4,413) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$497,948	$—	$—	$497,948
Cash Equivalent	21,705	—	—	21,705
U.S. Treasury Obligation	—	926	—	926

Total Investments in Securities	$519,653	$926	$—	$520,579

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$431	$—	$—	$431

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%

Australia — 9.2%
Acrux	26,200	$95
AGL Energy	114,802	1,801
Amcor	232,386	1,791
ARB	82,544	669
ASX	29,424	959
Caltex Australia	8,347	105
CFS Retail Property Trust †	2,027,649	3,940
Coal & Allied Industries	10,711	1,210
Coca-Cola Amatil	260,291	3,182
Cochlear	18,542	1,429
CSL	198,432	7,023
CSR	61,750	192
Echo Entertainment Group *	529,206	2,329
Foster’s Group	14,232	79
Goodman Fielder	301,577	342
Hansen Technologies	41,039	40
McPherson’s	16,139	52
Metcash	1,252,864	5,566
MSF Sugar	38,132	143
Origin Energy	50,542	854
QR National *	888,470	3,215
SP AusNet	791,087	800
Stockland †	421,411	1,539
TABCORP Holdings	557,123	1,962
Tatts Group	1,244,167	3,197
Thorn Group	39,896	81
Washington H Soul Pattinson	7,318	103
Woolworths	190,040	5,646

		48,344

Austria — 0.1%
Oesterreichische Post	10,096	325

Belgium — 2.5%
Belgacom	68,192	2,432
Colruyt	96,715	4,838
Delhaize Group	20,883	1,565
Intervest Offices †	868	28
Mobistar	54,138	4,111

		12,974

Bermuda — 0.0%
Transport International Holdings	14,000	41

Canada — 12.3%
Alimentation Couche Tard, Cl B	96,500	2,812
Barrick Gold	2,000	91
BCE	101,782	3,995
Bell Aliant	90,036	2,679
Brookfield Office Properties	3,100	60
Canadian National Railway	15,507	1,239
Canadian Tire, Cl A	11,278	737
Canadian Utilities, Cl A	17,521	1,017
Cash Store Financial Services	5,200	69
Centerra Gold	23,900	396
CGI Group, Cl A *	175,200	4,322
Cogeco Cable	1,900	89
Constellation Software	1,900	140

Description	Shares	Market Value ($ Thousands)

Empire, Cl A	57,730	$3,344
Enbridge	18,800	611
Fairfax Financial Holdings	600	240
Fortis	27,254	914
Genworth MI Canada	7,091	187
George Weston	53,640	3,887
Goldcorp	57,500	2,779
IGM Financial	1,900	100
Intact Financial	8,200	471
Jean Coutu Group PJC, Cl A	4,700	54
K-Bro Linen	4,265	95
Loblaw	28,015	1,131
Manitoba Telecom Services	33,334	1,129
Maple Leaf Foods	9,500	117
MEG Energy *	100	5
Metro, Cl A	116,468	5,791
National Bank of Canada	12,513	1,014
Open Text *	4,700	301
Paladin Labs *	1,100	46
Premium Brands Holdings	14,400	244
RioCan Real Estate Investment Trust †	26,300	707
Rogers Communications, Cl B	114,252	4,521
Rogers Sugar	9,663	54
Saputo	133,787	6,447
Sears Canada	4,500	82
Shaw Communications, Cl B	11,300	258
Shoppers Drug Mart	32,900	1,353
TELUS, Cl A	32,500	1,712
Thomson Reuters	8,300	311
Tim Hortons	29,000	1,415
TMX Group	61,510	2,792
TransAlta	35,500	757
TransCanada	43,100	1,891
Valener	14,400	242
Yamana Gold	138,000	1,610
Yellow Media	109,794	273

		64,531

Cayman Islands — 0.1%
Fresh Del Monte Produce	13,711	366
Pacific Textile Holdings	21,000	14

		380

China — 0.0%
China Minzhong Food *	61,000	75

Denmark — 3.0%
Coloplast, Cl B	39,761	6,036
H Lundbeck	34,972	920
Novo Nordisk, Cl B	47,577	5,969
TDC	305,418	2,787

		15,712

Finland — 1.5%
Elisa	94,818	2,042
Kesko, Cl B	22,110	1,028
Olvi, Cl A	1,700	46
Orion, Cl B	195,406	5,034

		8,150

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

France — 1.5%
BioMerieux	6,504	$755
Boiron	6,078	271
Bonduelle S.C.A.	533	54
Canal +	13,049	95
PagesJaunes Groupe	35,148	316
Sanofi	16,432	1,321
Sartorius Stedim Biotech	1,980	137
Societe BIC	48,757	4,711
Tessi	1,012	104
Vilmorin & Cie	2,955	364

		8,128

Germany — 2.0%
Carl Zeiss Meditec	45,263	1,008
Constantin Medien *	14,561	39
Deutsche Telekom	131,877	2,068
Fresenius	26,440	2,759
Fresenius Medical Care	34,424	2,573
Gerry Weber International	2,066	136
Hornbach Holding	217	35
KWS Saat	235	53
Sto	367	63
Suedzucker	53,154	1,889
XING	910	71

		10,694

Hong Kong — 3.6%
Cheung Kong Infrastructure
Holdings	96,000	498
CLP Holdings	591,000	5,237
Link †	1,593,500	5,437
NAM TAI Electronics	10,190	56
PCCW	1,156,000	498
Power Assets Holdings	878,500	6,650
Skyfame Realty Holdings *	1,312,000	120
Yue Yuen Industrial Holdings	138,500	439

		18,935

Ireland — 0.1%
Kerry Group, Cl A	8,802	364

Israel — 1.0%
Bezeq The Israeli
Telecommunication	316,521	798
Check Point Software
Technologies *	46,964	2,670
El Al Israel Airlines *	65,866	19
Frutarom Industries	9,172	94
Fundtech	2,266	45
NetVision	3,127	43
NICE Systems *	1,373	49
Orbotech *	29,341	374
Rami Levi Chain Stores Hashikma Marketing 2006	3,700	128
Shamir Optical Industry	5,782	82
Silicom *	12,768	255
Teva Pharmaceutical Industries	18,991	913
		5,470

Description	Shares	Market Value ($ Thousands)

Italy — 2.0%
CSP International Fashion Group	6,238	$11
DiaSorin	5,332	256
Enel Green Power	884,688	2,440
Recordati	81,516	896
Reply	1,356	39
Snam Rete Gas	1,085,475	6,427
Terna Rete Elettrica Nazionale	99,688	463

		10,532

Japan — 13.8%
ABC-Mart	3,200	129
Ajis	1,300	20
Alpen	7,500	122
Amiyaki Tei	13	35
Artnature	3,900	38
Asahi Net	9,000	36
Autobacs Seven	1,300	55
Benefit One	79	56
Benesse	7,100	304
Bic Camera	268	143
BML	2,800	70
Central Japan Railway	228	1,784
Circle K Sunkus	5,700	88
Cleanup	3,600	22
Coca-Cola Central Japan	35,300	466
Dena	8,500	364
Dr Ci:Labo	40	204
Duskin	26,900	520
Dydo Drinco	10,500	388
Eisai	42,100	1,634
Electric Power Development	32,200	867
Faith	242	30
FamilyMart	82,000	2,995
Fuji Oil	95,400	1,461
Hachijuni Bank	39,000	218
Haruyama Trading	2,000	11
Hiday Hidaka	3,100	47
Hitachi Medical	1,000	11
Hokuriku Electric Power	2,800	53
House Foods	18,900	318
Idemitsu Kosan	29,700	3,148
Infocom	195	217
Ito En	48,600	856
Itochu-Shokuhin	3,900	137
Japan Retail Fund Investment, Cl A †	293	449
Jupiter Telecommunications	304	339
Kaken Pharmaceutical	22,000	307
Kamigumi	133,000	1,237
Kansai Electric Power	400	8
Kasumi	16,300	92
Kato Sangyo	4,100	75
Keikyu	73,000	524
Kewpie	120,900	1,531
Kobayashi Pharmaceutical	48,600	2,431
Kojima	6,600	43
Kokuyo	17,300	128
Komatsu Seiren	5,000	22
Kose	14,800	383

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

KYORIN Holdings	9,000	$178
Kyushu Electric Power	42,400	760
Lawson	120,700	6,300
Lion	399,000	2,204
Marudai Food	82,000	251
Maruzen Showa Unyu	7,000	23
Matsuya Foods	10,900	204
Maxvalu Tokai	3,300	43
McDonald’s Holdings Japan	97,200	2,465
Mikuni Coca-Cola Bottling	19,700	172
Ministop	10,400	187
Miraca Holdings	42,000	1,693
Mitsubishi Shokuhin	3,000	69
Mitsubishi Tanabe Pharma	39,800	663
Mizuno	8,000	38
Morinaga Milk Industry	83,025	353
NEC Mobiling	1,700	57
Nichii Gakkan	5,100	45
Nichireki	5,000	24
Nihon Shokuhin Kako	2,000	10
Nippon Telegraph & Telephone	55,800	2,671
Nissin Food Products	41,000	1,486
Nitori Holdings	13,700	1,294
Noevir Holdings	4,800	54
NTT DoCoMo	3,284	5,815
Ohsho Food Service	3,400	80
Okumura	61,000	221
Ono Pharmaceutical	25,100	1,336
Oracle Japan	27,100	1,174
Osaka Gas	104,000	393
Plenus	5,400	86
Prima Meat Packers	114,000	138
Rinnai	3,300	237
Rock Field	3,300	52
Saizeriya	22,600	428
Sankyo	2,400	123
Santen Pharmaceutical	17,600	711
Sega Sammy Holdings	155,300	2,979
Seven Bank	44	87
Shikoku Electric Power	17,800	402
Shizuoka Gas	46,500	262
Studio Alice	8,900	124
Sugi Holdings	34,500	896
Suzuken	22,100	507
Taisho Pharmaceutical	9,000	202
Takeda Pharmaceutical	51,100	2,351
Teikoku Sen-I, Cl I	6,000	37
Toho Gas	339,000	1,826
Tokyo Gas	459,000	2,063
TonenGeneral Sekiyu	173,000	2,116
Torii Pharmaceutical	3,200	60
Toyo Suisan Kaisha	9,000	212
Trancom	1,300	23
Tsuruha Holdings	1,800	86
USS	4,310	332
Valor	3,800	53
West Japan Railway	15,300	595
Yamazaki Baking	53,000	706

		72,373

Description	Shares	Market Value ($ Thousands)

Luxembourg — 0.2%
Millicom International Cellular	5,983	$626
SES	10,544	296

		922

Netherlands — 1.1%
Koninklijke Ahold	229,572	3,084
Royal Dutch Shell, Cl A	56,710	2,013
Royal KPN	46,766	680

		5,777

New Zealand — 0.7%
Auckland International Airport	90,214	166
Contact Energy *	3,909	17
Mainfreight	6,450	54
Port of Tauranga	28,166	206
Restaurant Brands New Zealand	21,157	44
Sky City Entertainment Group	46,071	138
Telecom Corp of New Zealand	1,577,138	3,198

		3,823

Norway — 0.0%
Leroey Seafood Group	1,268	30

Portugal — 0.4%
EDP - Energias de Portugal	176,817	628
Portucel Empresa Produtora de Pasta e Papel	122,445	407
Portugal Telecom SGPS	74,500	739
Semapa-Sociedade de Investimento e Gestao	25,343	274

		2,048

Singapore — 0.2%
Broadway Industrial Group	220,000	75
ComfortDelGro	81,000	96
InnoTek	95,000	34
Singapore Press Holdings	36,000	114
Singapore Telecommunications	275,000	708
StarHub	26,000	59
UOL Group	20,000	81

		1,167

Spain — 1.1%
Ebro Foods	113,279	2,616
Endesa	6,904	230
Telefonica	15,974	390
Viscofan	60,464	2,407

		5,643

Sweden — 1.3%
Acando	48,859	125
Axfood	72,325	2,548
Betsson	28,428	680
Industrial & Financial Systems, Cl B	2,550	48
Loomis, Cl B	5,690	80
Swedish Match	56,486	1,899
Telefonaktiebolaget LM Ericsson, Cl B	30,531	441
TeliaSonera	123,698	910

		6,731

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Switzerland — 2.6%
Allreal Holding	5,531	$910
Bell *	46	112
BKW FMB Energie	8,818	542
Bossard Holding	293	55
Charles Voegele Holding	2,916	155
Emmi	1,224	311
Intershop Holdings	169	63
LifeWatch	199	1
Lindt & Spruengli	2	73
Mobilezone Holding	28,743	321
Myriad Group *	18,931	84
Nestle	41,092	2,550
Novartis	43,698	2,673
Orior	660	42
Phoenix Mecano	44	34
Schindler Holding	491	60
Swisscom	9,550	4,372
Synthes	7,688	1,350
Vetropack Holding	17	36

		13,744

United Kingdom — 6.1%
Associated British Foods	6,055	105
AstraZeneca	160,539	8,011
British American Tobacco	27,298	1,197
Centrica	1,225,575	6,361
Cranswick	33,324	390
Devro	70,129	304
Fiberweb	4,598	4
Greggs	100,400	855
Imperial Tobacco Group	12,919	429
JD Sports Fashion	2,922	44
LSL Property Services	9,779	44
Reckitt Benckiser Group	18,273	1,009
Robert Wiseman Dairies	15,028	75
Royal Dutch Shell, Cl A	23,825	848
Scottish & Southern Energy	154,578	3,457
Smith & Nephew	28,987	310
Tesco	506,424	3,269
Unilever	9,803	316
Vodafone Group	801,551	2,127
WM Morrison Supermarkets	661,836	3,163

		32,318

United States — 26.3% ‡
Abbott Laboratories	26,416	1,390
Advance Auto Parts	26,400	1,544
Altria Group	77,642	2,051
American Dental Partners *	8,733	113
AmerisourceBergen	130,073	5,385
Amgen *	32,542	1,899
Annaly Capital Management †	443,493	8,001
AT&T	70,185	2,205
Autozone *	21,404	6,311
Avista	6,897	177
Becton Dickinson	14,739	1,270
Biogen Idec *	7,746	828
Booz Allen Hamilton Holding, Cl A *	22,067	421
Boston Beer, Cl A *	1,127	101

Description	Shares	Market Value ($ Thousands)

Bristol-Myers Squibb	77,038	$2,231
Brown-Forman, Cl B	4,576	342
C.R. Bard	32,833	3,607
CACI International, Cl A *	5,941	375
Campbell Soup	73,367	2,535
Cephalon *	8,274	661
Chesapeake Utilities	1,436	58
Church & Dwight	65,330	2,649
Clorox	16,893	1,139
Colgate-Palmolive	29,956	2,618
Commerce Bancshares	18,686	804
ConAgra Foods	106,347	2,745
Dollar Tree *	40,483	2,697
DPL	57,219	1,726
Dr Pepper Snapple Group	64,965	2,724
Dynamics Research *	12,745	174
Eli Lilly	74,365	2,791
ePlus *	1,500	40
Family Dollar Stores	34,194	1,797
First Republic Bank *	35,535	1,147
Flowers Foods	122,574	2,702
Forest Laboratories *	59,349	2,335
General Mills	135,277	5,035
Greatbatch *	12,636	339
Hershey	74,043	4,209
Hormel Foods	176,479	5,261
Intel	36,300	804
Interactive Brokers Group, Cl A	13,371	209
J&J Snack Foods	2,568	128
JM Smucker	16,311	1,247
John B Sanfilippo & Son *	7,000	59
Johnson & Johnson	37,334	2,483
Kellogg	10,100	559
Kensey Nash *	5,596	141
Kimberly-Clark	87,333	5,813
Kroger	170,686	4,233
Laclede Group	14,547	550
Lockheed Martin	29,400	2,381
Lorillard	37,157	4,045
LPL Investment Holdings *	45,244	1,548
Magellan Health Services *	49,770	2,725
McDonald’s	15,843	1,336
Metropolitan Health Networks *	40,352	193
MGE Energy	2,536	103
Molina Healthcare *	8,191	222
National Beverage	9,557	140
National Healthcare	981	49
Oil-Dri Corp of America	3,429	73
O’Reilly Automotive *	22,264	1,458
Owens & Minor	29,982	1,034
Papa John’s International *	23,811	792
Par Pharmaceutical *	43,241	1,426
PepsiCo	24,246	1,707
PG&E	22,887	962
Portland General Electric	92,698	2,343
Procter & Gamble	36,569	2,325
Providence Service *	10,018	127
Ross Stores	12,840	1,029
Schiff Nutrition International	15,935	178
Seneca Foods, Cl A *	24,525	627

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern	6,300	$254
Sturm Ruger	2,477	54
Telephone & Data Systems	7,505	233
Territorial Bancorp	7,233	150
TJX	1,010	53
Tyson Foods, Cl A	143,932	2,795
USA Mobility	28,738	439
Verizon Communications	64,706	2,409
Wal-Mart Stores	78,951	4,195
Weis Markets	6,135	250

		138,318

Total Common Stock (Cost $428,721) ($ Thousands)		487,549

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	2,256	157

Total Preferred Stock (Cost $131) ($ Thousands)		157

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% ** ††	34,208,598	34,209

Total Cash Equivalent (Cost $34,209) ($Thousands)		34,209

U.S. TREASURY OBLIGATION (A) (B) — 0.4%
U.S. Treasury Bills
0.063%, 12/15/11	$1,923	1,922

Total U.S. Treasury Obligation (Cost $1,922) ($ Thousands)		1,922

Total Investments — 99.6% (Cost $464,983) ($ Thousands) ‡		$523,837

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	103	Sep-2011	$113
FTSE Index	34	Sep-2011	73
Hang Seng Index	10	Jul-2011	16
S&P 500 Index E-MINI	221	Sep-2011	557
SPI 200 Index	16	Oct-2011	22

			$781

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brother Harriman	7/28/11	AUD	50,976	USD	53,029	$(1,366)
Brown Brother Harriman	7/28/11	CAD	64,277	USD	65,115	(1,462)
Brown Brother Harriman	7/28/11	EUR	72,400	USD	103,342	(1,545)
Brown Brother Harriman	7/28/11	GBP	25,873	USD	41,388	(132)
Brown Brother Harriman	7/28/11	JPY	6,660,400	USD	82,369	(131)
Brown Brother Harriman	7/28/11	USD	632	AUD	595	2
Brown Brother Harriman	7/28/11	USD	827	CAD	803	5
Brown Brother Harriman	7/28/11	USD	1,217	EUR	852	17
Brown Brother Harriman	7/28/11	USD	172	GBP	108	1

						$(4,611)

Percentages are based on Net Assets of $525,785 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

AUD	— Australian Dollar
CAD	— Canadian Dollar
Cl	— Class
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
S&P	— Standard & Poor’s
USD	— United States Dollar

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $464,983 ($ Thousands), and the unrealized appreciation and depreciation were $62,801 ($ Thousands) and ($3,947) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$487,549	$—	$—	$487,549
Preferred Stock	157	—	—	157
Cash Equivalent	34,209	—	—	34,209
U.S. Treasury Obligation	—	1,922	—	1,922

Total Investments in Securities	$521,915	$1,922	$—	$523,837

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$781	$—	$—	$781
Forwards*	—	(4,611)	—	(4,611)

Total Other Financial Instruments	$781	$(4,611)	$—	$(3,830)

*	Futures contracts and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 6.8%
Advance Auto Parts	7,700	$450
Amazon.com *	1,490	305
Autozone *	800	236
Canadian Tire, Cl A	14,800	968
Choice Hotels International	12,300	410
Cinemark Holdings	10,600	219
DeVry	6,400	378
DIRECTV, Cl A *	14,200	722
Discovery Communications, Cl A *	13,400	549
DreamWorks Animation SKG, Cl A *	17,900	360
Family Dollar Stores	12,100	636
GameStop, Cl A *	23,700	632
Gap	35,400	641
Genuine Parts	3,800	206
Gildan Activewear	8,100	285
H&R Block	70,700	1,134
Hillenbrand	37,800	894
Hyatt Hotels, Cl A *	12,300	502
ITT Educational Services *	7,500	587
Kohl’s	27,600	1,380
McDonald’s	26,549	2,239
Panera Bread, Cl A *	4,900	616
priceline.com *	4,353	2,228
Regal Entertainment Group, Cl A	34,400	425
Shaw Communications, Cl B	23,700	541
Target	28,200	1,323
TJX	22,400	1,177

		20,043

Consumer Staples — 23.2%
Altria Group	88,252	2,331
Archer-Daniels-Midland	38,400	1,158
BJ’s Wholesale Club *	10,600	534
Brown-Forman, Cl B	20,990	1,568
Campbell Soup	5,832	201
Casey’s General Stores	17,900	787
Church & Dwight	67,116	2,721
Clorox	11,132	751
Coca-Cola	27,334	1,839
Coca-Cola Enterprises	49,400	1,441
Colgate-Palmolive (A)	23,386	2,044
ConAgra Foods	59,700	1,541
CVS Caremark	46,000	1,729
Dean Foods *	15,400	189
Flowers Foods	27,000	595
Fresh Del Monte Produce	27,300	728
General Mills	64,531	2,402
Hansen Natural *	3,700	300
Hershey	19,454	1,106
HJ Heinz	19,711	1,050
Hormel Foods	160,462	4,783
JM Smucker	21,006	1,606
Kellogg	45,872	2,538
Kimberly-Clark	67,703	4,506
Kroger	79,538	1,972
Lorillard	49,759	5,417
McCormick	37,915	1,879
Metro, Cl A	21,100	1,049

Description	Shares	Market Value ($ Thousands)

Molson Coors Brewing, Cl B	11,000	$492
Nash Fin ch	11,300	405
PepsiCo	16,000	1,127
Philip Morris International	35,253	2,354
Procter & Gamble	23,377	1,486
Ralcorp Holdings *	7,700	667
Reynolds American	105,415	3,906
Ruddick	12,100	527
Safeway	63,500	1,484
Tyson Foods, Cl A	52,000	1,010
Walgreen	54,500	2,314
Wal-Mart Stores	81,824	4,348

		68,885

Energy — 3.7%
Berry Petroleum, Cl A	10,100	537
Chevron	29,600	3,044
ConocoPhillips	21,900	1,647
Dresser-Rand Group *	3,900	210
Exxon Mobil	33,800	2,751
HollyFrontier	8,800	611
Lufkin Industries	6,500	559
Murphy Oil	5,900	387
PetroHawk Energy *	22,100	545
Range Resources	11,700	649

		10,940

Financials — 10.3%
Alleghany *	1,400	466
Allied World Assurance Holdings	8,000	461
American Campus Communities †	14,400	512
Arch Capital Group *	38,722	1,236
Associated Banc-Corp	25,200	350
Brown & Brown	20,900	536
Canadian Imperial Bank of Commerce (B)	9,600	758
Capitol Federal Financial	156,897	1,845
Chubb	29,100	1,822
Commerce Bancshares	45,008	1,935
Corporate Office Properties Trust †	13,500	420
Cullen/Frost Bankers	33,474	1,903
Endurance Specialty Holdings	11,000	455
Erie Indemnity, Cl A	7,900	559
Essex Property Trust †	4,500	609
Everest Re Group	8,600	703
Federated Investors, Cl B	19,800	472
First Citizens BancShares, Cl A	2,500	468
Fulton Financial	33,900	363
HCC Insurance Holdings	7,500	236
Health Care †	9,100	477
Home Properties †	8,400	511
MFA Financial †	47,800	384
National Bank of Canada	9,300	754
Nationwide Health Properties †	10,400	431
PartnerRe	5,500	379
People’s United Financial	94,460	1,270
Piedmont Office Realty Trust, Cl A †	26,200	534
Prosperity Bancshares	13,700	600
Public Storage †	4,700	536
Realty Income †	14,600	489
RenaissanceRe Holdings	8,000	559

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

Signature Bank NY *	9,500	$544
Tanger Factory Outlet Centers †	19,200	514
TFS Financial	111,812	1,082
Tower Group	16,700	398
Transatlantic Holdings	9,600	470
Travelers	30,800	1,798
Validus Holdings	37,000	1,145
Valley National Bancorp	23,000	313
WR Berkley	35,600	1,155

		30,452

Health Care — 17.1%
Abbott Laboratories	69,474	3,656
Aetna	36,100	1,592
Alexion Pharmaceuticals *	43,830	2,061
AmerisourceBergen	64,037	2,651
Amgen *	23,900	1,395
Baxter International	28,000	1,671
Becton Dickinson	24,040	2,072
Biogen Idec *	26,000	2,780
C.R. Bard	9,642	1,059
Cardinal Health	30,400	1,381
Cephalon *	15,300	1,222
Edwards Lifesciences *	11,752	1,025
Eli Lilly	57,069	2,142
Endo Pharmaceuticals Holdings *	25,900	1,040
Gilead Sciences *	31,900	1,321
Health Net *	23,200	745
Henry Schein *	29,829	2,135
Johnson & Johnson	52,084	3,465
Laboratory Corp of America Holdings *	12,299	1,190
LifePoint Hospitals *	18,800	735
Magellan Health Services *	13,600	744
McKesson	8,600	719
Medtronic	29,000	1,117
Merck	83,000	2,929
Myriad Genetics *	21,600	490
Owens & Minor	15,800	545
Par Pharmaceutical *	17,700	584
Patterson	16,900	556
Pfizer	84,001	1,730
Techne	27,621	2,303
United Therapeutics *	7,800	430
UnitedHealth Group	32,600	1,682
WellPoint	19,200	1,512

		50,679

Industrials — 6.0%
Alliant Techsystems	6,400	457
C.H. Robinson Worldwide	7,500	591
Clarcor	9,900	468
Clean Harbors *	5,100	527
Huntington Ingalls Industries *	3,866	133
ITT	15,500	913
KAR Auction Services *	29,100	550
KBR	17,900	675
L-3 Communications Holdings	23,900	2,090
Landstar System	12,100	562
Lennox International	11,000	474
Lincoln Electric Holdings	15,400	552
Lockheed Martin	20,900	1,692
Northrop Grumman	23,200	1,609

Description	Shares	Market Value ($ Thousands)

Raytheon	38,900	$1,939
Rollins	26,700	544
Stericycle *	28,597	2,549
Unifirst	7,600	427
Union Pacific	2,000	209
Verisk Analytics, Cl A *	17,300	599
Woodward	9,800	342

		17,902

Information Technology — 10.8%
Activision Blizzard	47,000	549
Adtran	11,300	437
Amdocs *	18,000	547
Automatic Data Processing	35,290	1,859
Avago Technologies	19,300	733
CGI Group, Cl A *	12,200	301
Cisco Systems	32,200	503
Computer Sciences	16,400	622
DST Systems	15,500	818
EchoStar, Cl A *	14,300	521
Flir Systems	15,700	529
Global Payments	10,000	510
Google, Cl A *	3,054	1,547
Harris	25,600	1,154
Hewlett-Packard	38,100	1,387
IAC *	74,514	2,844
Ingram Micro, Cl A *	26,600	483
Intel	53,200	1,179
International Business Machines	23,800	4,083
Microchip Technology	20,833	790
Microsoft	82,700	2,150
National Instruments	32	1
National Semiconductor	36,400	896
SAIC *	114,200	1,921
TE Connectivity	15,600	573
Tech Data *	16,700	817
Texas Instruments	38,600	1,267
VeriSign	65,206	2,182
WebMD Health, Cl A *	4,792	218
Zebra Technologies, Cl A *	12,500	527

		31,948

Materials — 2.1%
Apta rgroup	10,500	550
Ball	26,000	1,000
Compass Minerals International	5,800	499
Greif, Cl A	6,700	436
Intrepid Potash *	8,600	280
Newmont Mining	17,628	951
Royal Gold	11,907	698
Sealed Air	32,800	780
Silgan Holdings	13,800	565
Sonoco Products	14,500	515

		6,274

Telecommunication Services — 2.6%
AT&T	87,700	2,755
BCE	34,000	1,334
CenturyTel	15,387	622
MetroPCS Communications *	35,900	618
NTT DoCoMo ADR	41,000	734
SK Telecom ADR	36,000	673
Telephone & Data Systems	4,700	146

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications	19,500	$726

		7,608

Utilities — 12.6%
AGL Resources	12,800	521
Alliant Energy	26,800	1,090
Ameren	31,000	894
American Electric Power	30,900	1,164
American Water Works	20,600	606
Atmos Energy	53,600	1,782
Avista	22,800	586
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,900	770
Consolidated Edison	25,950	1,382
DPL	48,400	1,460
DTE Energy	26,100	1,306
Edison International	14,500	562
El Paso Electric	27,700	895
Entergy	21,000	1,434
Great Plains Energy	42,800	887
Hawaiian Electric Industries	33,732	811
Idacorp	12,600	498
Nicor	32,635	1,786
NSTAR	63,254	2,908
OGE Energy	38,501	1,937
Pepco Holdings	27,100	532
PG&E	33,100	1,391
Piedmont Natural Gas	15,700	475
Portland General Electric	34,400	870
Public Service Enterprise Group	25,300	826
SCANA	36,410	1,433
Sempra Energy	11,500	608
Southern	51,822	2,092
TECO Energy	27,000	510
UGI	32,000	1,021
Vectren	43,188	1,203
WGL Holdings	12,200	470
Wisconsin Energy	82,950	2,601

		37,311

Total Common Stock (Cost $233,095) ($ Thousands)		282,042

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	12,914,097	12,914

Total Cash Equivalent (Cost $12,914) ($ Thousands)		12,914

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.000%, 07/21/11	$200	200
0.063%, 12/15/11	518	518

Total U.S. Treasury Obligations (Cost $718) ($ Thousands)		718

Total Investments — 99.8% (Cost $246,727) ($ Thousands) ‡		$295,674

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	106	Sep-2011	$262

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $296,324 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
Cl	— Class
S&P	— Standard & Poor’s

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $246,727 ($ Thousands), and the unrealized appreciation and depreciation were $51,722 ($ Thousands) and ($2,775) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$282,042	$—	$—	$282,042
U.S. Treasury Obligations	—	718	—	718
Cash Equivalent	12,914	—	—	12,914

Total Investments in Securities	$294,956	$718	$—	$295,674

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$262	$—	$—	$262

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 1.5%
Hyatt Hotels, Cl A *	63,580	$2,595

		2,595

Financials — 94.1%
Acadia Realty Trust †	25,270	514
Alexandria Real Estate Equities †	18,280	1,415
American Campus Communities †	19,070	677
Apartment Investment & Management, Cl A †	209,684	5,353
AvalonBay Communities † (A)	56,781	7,291
BioMed Realty Trust †	178,680	3,438
Boston Properties † (A)	55,060	5,845
Brandywine Realty Trust †	61,780	716
Camden Property Trust †	22,740	1,447
Colonial Properties Trust †	198,020	4,040
CommonWealth † (A)	129,892	3,356
Corporate Office Properties Trust †	13,790	429
DCT Industrial Trust † (A)	68,290	357
Developers Diversified Realty † (A)	67,740	955
DiamondRock Hospitality †	44,560	478
Digital Realty Trust † (A)	24,060	1,486
Douglas Emmett †	52,660	1,047
Duke Realty †	92,020	1,289
Equity Residential † (A)	212,950	12,777
Essex Property Trust † (A)	14,300	1,935
Excel Trust †	27,350	302
Extra Space Storage †	99,150	2,115
Federal Realty Investment Trust †	31,410	2,676
General Growth Properties †	232,619	3,882
HCP †	288,710	10,593
Health Care † (A)	109,190	5,725
Host Hotels & Resorts † (A)	409,454	6,940
Hudson Pacific Properties †	36,020	559
Kilroy Realty †	21,970	868
Kimco Realty † (A)	99,850	1,861
LaSalle Hotel Properties †	28,250	744
Liberty Property Trust † (A)	94,040	3,064
Macerich † (A)	108,069	5,782
Mack-Cali Realty † (A)	97,650	3,217
National Retail Properties † (A)	32,670	801
Parkway Properties †	22,120	377
Pebblebrook Hotel Trust †	23,650	478
Pennsylvania †	4,100	64
Piedmont Office Realty Trust, Cl A † (A)	83,050	1,693
ProLogis † (A)	370,526	13,280
Public Storage †	70,384	8,024
Regency Centers † (A)	79,550	3,498
RLJ Lodging Trust †	24,730	430
Senior Housing Properties Trust †	8,170	191
Simon Property Group †	111,258	12,932
SL Green Realty † (A)	78,479	6,504
Sunstone Hotel Investors * †	59,442	551
Tanger Factory Outlet Centers †	17,530	469
Taubman Centers †	11,140	659
UDR †	39,100	960
U-Store-It Trust †	39,530	416

Description	Shares	Market Value ($ Thousands)

Ventas † (A)	138,890	$7,321
Verde Realty PIPE * (B) (C)	21,400	361
Vornado Realty Trust †	38,360	3,574

		165,756

Total Common Stock (Cost $117,863) ($ Thousands)		168,351

AFFILIATED PARTNERSHIP — 29.8%
SEI Liquidity Fund, L.P.
0.140%** †† (D)	53,812,170	52,378

Total Affiliated Partnership (Cost $53,812) ($ Thousands)		52,378

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%** ††	5,153,080	5,153

Total Cash Equivalent (Cost $5,153) ($ Thousands)		5,153

Total Investments — 128.3% (Cost $176,828) ($ Thousands) ‡		$225,882

Percentages are based on Net Assets of $176,103 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $52,544 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2011 was $361 ($ Thousands) and represented 0.21% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 31, 2011 $361 ($ Thousands) and represented 0.21% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2011 was $52,378 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $176,828 ($ Thousands), and the unrealized appreciation and depreciation were $51,430 ($ Thousands) and ($2,376) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2011

A summary of restricted securities held by the Fund as of June 30, 2011, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$361	0.21%

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$167,990	$—	$361	$168,351
Affiliated Partnership	—	52,378	—	52,378
Cash Equivalent	5,153	—	—	5,153

Total Investments in Securities	$173,143	$52,378	$361	$225,882

Investments in Securities
Beginning balance as of October 1, 2010	$404
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(43)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$361

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(43)

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.0%

Consumer Discretionary — 1.8%
Affinion Group
7.875%, 12/15/18 (A)	$450	$421
Allison Transmission
7.125%, 05/15/19 (A)	144	140
Citadel Broadcasting
7.750%, 12/15/18 (A)	62	66
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,117
Rent-A-Center
6.625%, 11/15/20 (A)	616	613
Reynolds Group Issuer
6.875%, 02/15/21 (A)	185	180
Volkswagen International Finance
0.856%, 04/01/14 (A) (B)	475	476

		3,013

Consumer Staples — 1.3%
Anheuser-Busch InBev Worldwide
0.824%, 01/27/14 (B)	500	502
Archer-Daniels-Midland
0.422%, 08/13/12 (B)	500	501
Coca-Cola Enterprises
0.561%, 02/18/14 (B)	600	601
PepsiCo
0.347%, 05/10/13 (B)	650	651

		2,255

Energy — 0.6%
BP Capital Markets
3.125%, 03/10/12	575	585
Energy Transfer Equity
7.500%, 10/15/20	500	530

		1,115

Financials — 19.0%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	500	539
Ally Financial
0.246%, 12/16/12 (B)	1,250	1,251
American Express Credit
1.096%, 06/24/14 (B)	750	751
Bank of America MTN
1.693%, 01/30/14 (B)	300	301
0.447%, 06/22/12 (B)	1,500	1,504
Bank of Montreal MTN
0.743%, 04/29/14 (B)	650	651
Bank of Nova Scotia
0.518%, 08/09/12 (B)	650	651
BB&T
0.973%, 04/28/14 (B)	600	601
Caterpillar Financial Services
1.375%, 05/20/14	140	140
0.536%, 04/01/14 (B)	500	502
CIT Group
7.000%, 05/01/17	400	399
Citigroup
0.807%, 08/25/36 (B)	1,500	1,113
Citigroup Funding MTN
1.875%, 11/15/12	2,500	2,546
0.603%, 04/30/12 (B)	375	376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Danske Bank MTN
1.331%, 04/14/14 (A) (B)	$650	$650
General Electric Capital MTN
1.138%, 05/09/16 (B)	600	599
0.246%, 12/21/12 (B)	5,150	5,154
Goldman Sachs Group
1.268%, 02/07/14 (B)	850	843
HSBC Bank
0.688%, 05/15/13 (A) (B)	600	600
ILFC E-Capital Trust I
5.740%, 12/21/65 (A) (B)	1,000	816
JPMorgan Chase Capital XXI, Ser U
1.223%, 02/02/37 (B)	1,300	1,033
MassMutual Global Funding II
0.661%, 01/14/14 (A) (B)	526	526
Mellon Funding
0.411%, 05/15/14 (B)	900	894
Merrill Lynch
1.007%, 09/15/36 (B)	700	565
Metropolitan Life Global Funding I
0.996%, 01/10/14 (A) (B)	500	500
Monumental Global Funding III
0.478%, 01/15/14 (A) (B)	900	870
Morgan Stanley
1.874%, 01/24/14 (B)	500	503
1.253%, 04/29/13 (B)	400	399
0.547%, 02/10/12 (B)	1,150	1,153
NCUA Guaranteed Notes
0.206%, 06/12/13 (B)	295	295
Realogy
7.875%, 02/15/19 (A)	116	115
Royal Bank of Canada MTN
0.575%, 04/17/14 (B)	600	600
Societe Generale MTN
1.296%, 04/11/14 (A) (B)	600	594
Standard Chartered
1.214%, 05/12/14 (A) (B)	600	600
State Street
0.602%, 03/07/14 (B)	421	421
0.373%, 04/30/12 (B)	615	615
State Street Capital Trust IV
1.247%, 06/15/37 (B)	375	304
Unitrin
6.000%, 05/15/17	670	701
Wells Fargo
0.364%, 01/24/12 (B)	355	355
Western Union
5.400%, 11/17/11	1,175	1,196

		32,226

Health Care — 1.0%
Alere
9.000%, 05/15/16	200	208
American Renal Holdings
8.375%, 05/15/18	250	255
Express Scripts
5.250%, 06/15/12	450	468
Sanofi
0.556%, 03/28/14 (B)	750	754

		1,685

Industrials — 0.9%
CDRT Merger Sub
8.125%, 06/01/19 (A)	606	606

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines, Ser 061G
0.603%, 06/02/13 (B)	$569	$538
Danaher
1.300%, 06/23/14	400	400

		1,544

Information Technology — 1.9%
Hewlett-Packard
0.654%, 05/30/14 (B)	600	603
iGate
9.000%, 05/01/16 (A)	700	707
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	160	179
Texas Instruments
0.439%, 05/15/13 (B)	600	601
Western Union
0.832%, 03/07/13 (B)	485	488
Xerox
1.081%, 05/16/14 (B)	595	598

		3,176

Materials — 0.7%
E.I. du Pont de Nemours
0.667%, 03/25/14 (B)	705	709
Packaging Dynamics
8.750%, 02/01/16 (A)	500	508

		1,217

Telecommunication Services — 1.0%
Telecom Italia Capital
0.885%, 07/18/11 (B)	550	550
Verizon Communications
0.856%, 03/28/14 (B)	450	454
Vodafone Group PLC
0.534%, 02/27/12 (B)	650	651

		1,655

Utilities — 0.8%
Calpine
7.500%, 02/15/21 (A)	375	382
DTE Energy
0.955%, 06/03/13 (B)	255	256
Southern, Ser A
5.300%, 01/15/12	665	682

		1,320

Total Corporate Obligations (Cost $50,172) ($ Thousands)		49,206

LOAN PARTICIPATIONS — 28.9%
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/18	450	456
Affinion Group Holdings
5.000%, 10/08/16	495	494
Allison Transmission
2.940%, 08/07/14	818	801
2.750%, 08/07/14	17	16
Ameristar Casino’s, Term B Loan
4.000%, 04/14/18	125	125
Aramark
2.182%, 01/26/14	400	391
Aramark LOC
0.093%, 01/26/14	32	32
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	502	495
4.000%, 06/10/18	148	146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	$600	$601
Atlantic Boradband Finance, Term B Loan
4.000%, 02/24/16	15	15
Atlantic Broadband Finance, Tranch B- 2
4.000%, 02/24/16	472	472
Avaya, Term Loan B-1
3.005%, 10/26/14	166	159
Avaya, Term Loan B-3
4.755%, 10/26/17	328	316
Biomet
3.247%, 03/25/15	396	392
3.191%, 03/25/15	21	21
3.186%, 03/25/15	131	130
Blount International
5.500%, 07/29/16	348	348
Bresnan Broadband
5.250%, 12/14/17	1	1
4.500%, 12/14/17	498	497
Calpine
4.500%, 04/01/18	200	198
Cannery Casino
4.436%, 05/17/13	239	235
CDW
3.939%, 10/12/14	225	222
Cedar Fair
4.000%, 12/15/16	432	433
Cengage Learning Holding
2.440%, 06/28/14	735	660
Ceridian
3.191%, 11/08/14	499	478
Charter Communications, Term B Loan
2.190%, 03/15/14	2	2
Charter Communications, Term C Loan
3.560%, 09/06/16	611	609
CIT Group
6.250%, 08/11/15	151	152
CITCO Group Limited, 1st Lien
0.000%, 05/24/18 (C)	300	299
City Center Holdings
7.500%, 01/31/15	100	100
0.000%, 01/31/15 (C)	300	301
Claire’s Stores
3.057%, 05/27/14	505	463
3.023%, 05/27/14	106	97
CMP Susquehanna
2.250%, 05/05/13	390	386
CommScope
5.000%, 01/14/18	300	302
Community Health Systems
3.754%, 01/25/17	223	218
3.691%, 01/25/17	1	1
2.504%, 07/25/14	452	436
2.441%, 07/25/14	1	1
Community Health Systems, Delayed Draw
2.504%, 07/25/14	16	15

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConvaTec
5.750%, 12/30/16	$499	$497
Cristal Inorganic Chemicals
6.057%, 11/15/14	500	495
DAE Aviation, Tranche B -1
5.280%, 07/31/14	292	290
DAE Aviation, Tranche B -2
5.280%, 09/27/14	281	279
5.250%, 09/27/14	1	1
Davita
4.500%, 10/20/16	549	550
Del Monte Foods
4.500%, 03/08/18	400	399
Dex Media West
7.000%, 10/24/14	563	467
Dunkin’ Brands
5.250%, 11/23/17	1	1
4.250%, 11/23/17	498	497
Dynegy Holdings
4.030%, 04/02/13	814	795
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	433	432
EquiPower Resource Holdings
5.750%, 01/26/18	500	500
Federal Mogul
2.127%, 12/29/14	254	240
Federal Mogul, Term C Loan
2.127%, 12/28/15	130	123
Fidelity National Information Services
5.250%, 07/18/16	418	419
First Data, Term Loan B-1
2.936%, 09/24/14	469	434
First Data, Term Loan B-3
2.936%, 09/24/14	469	434
Firth Rixson, Facility B
4.807%, 12/18/15	250	234
Firth Rixson, Facility C
5.307%, 12/20/16	250	236
Ford Motor
2.940%, 12/15/15	119	119
Ford Motor, Tranche 1
2.940%, 12/15/15	43	43
Ford Motor, Tranche 2
2.940%, 12/15/15	19	19
Freescale Semiconductor
4.441%, 12/01/16	894	888
Gambro Holding
3.186%, 06/05/15	4	4
2.436%, 06/05/14	4	4
Gibson Energy
5.750%, 06/14/18	500	496
Global Cash Access
7.000%, 02/01/16	362	363
Graham Packaging
6.000%, 09/23/16	248	248
Graphic Packaging International, Incremental Term Loan
3.054%, 05/16/14	201	201
3.043%, 05/16/14	5	5
3.040%, 05/16/14	156	156
3.031%, 05/16/14	47	47
2.976%, 05/16/14	20	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harron Communications, L.P., Term B Loan	$500	$499
5.250%, 10/05/17
Hertz
3.750%, 03/04/18	279	278
Hertz, Tranche B
3.750%, 03/04/18	1	1
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	312	305
Hexion Specialty Chemical, Term Loan C-2
2.563%, 05/05/13	139	136
Hub International Ltd., Delayed Draw
2.807%, 06/13/14	130	127
Hub International Ltd., Initial Term Loan
2.807%, 06/13/14	580	561
IASIS Healthcare
5.000%, 05/03/18	326	324
IMS Health
4.500%, 08/31/17	598	598
Infor Enterprise Solutions
5.950%, 07/28/12	321	312
Infor Global Enterprise Solutions
6.441%, 03/02/14	33	28
Infor Global Enterprise Solutions, Tranche 1
6.441%, 03/02/14	169	145
Infor Global Solutions
5.950%, 07/28/15	168	163
Infor Global Solutions, 2nd Lien
6.441%, 03/02/14	329	282
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	500	485
Integra Telecom, Term B Loan
9.500%, 04/07/15	337	337
9.250%, 04/07/15	338	338
Intelsat
5.250%, 04/03/18	304	305
Intelsat Bermuda
3.285%, 02/01/14	500	480
Intersil, Term B Loan
4.750%, 04/26/16	232	232
Inventiv Health
4.750%, 05/07/16	248	246
Inventiv Health, Term B Loan
0.000%, 08/04/16 (C)	300	298
Inventiv Health, Term Loan B-1
4.750%, 08/04/16	30	30
Inventiv Health, Term Loan B-2
0.000%, 08/04/16 (C)	60	60
Inverness Medical
4.441%, 06/26/15	560	556
J. Crew Group
4.750%, 01/26/18	600	573
JHT Holding, 2nd Lien
0.500%, 12/21/12 (D)(E)	42	14
Knology, Term Loan B-1
4.000%, 08/08/17	499	496
Lamar Media
4.000%, 10/01/16	316	317

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Language Line, Term B Loan
6.250%, 06/20/16	$490	$490
Live Nation, Term B Loan
4.500%, 10/20/16	248	247
Meg Energy, Initial Term Loan
4.000%, 03/18/18	650	649
Nalco
4.500%, 09/21/17	498	500
Neiman Marcus Group
4.750%, 05/10/18	327	323
Nelson Edu Term Loan B-1L
2.807%, 07/05/14	500	452
Nexstar Broadcasting, Term B Loan
5.000%, 09/30/16	300	297
NXP BV/Commitment
4.500%, 03/07/17	400	402
Penn National Gaming, Term Loan B-1
0.000%, 06/20/18 (C)	224	224
Reable Therapeutics
3.191%, 05/20/14	80	78
Reable Therapeutics, Term B Loan
3.191%, 05/20/14	373	367
Realogy
3.150%, 10/10/13	78	73
Realogy, Extended Synthetic
Commitment
4.561%, 10/10/16	26	23
4.518%, 10/10/16	274	246
Realogy, Tranche 2
4.518%, 10/13/13	460	430
Regal Cinemas
3.557%, 08/23/17	549	548
Remax International, Term B Loan
5.500%, 03/11/16	462	461
Renal Advantage Holdings, Term B
Loan
5.750%, 11/12/16	468	469
Revel AC, Term B Loan
9.000%, 02/17/17	420	391
Rock-Tenn, Term B Loan
3.500%, 05/29/18	400	401
Roundy’s Supermarkets
10.000%, 04/16/16	500	506
Rovi Guides
5.250%, 02/07/18	1	1
Rovi Guides, Term B Loan
5.250%, 02/07/18	74	74
Sedgwick Claims Management
5.000%, 12/31/16	120	120
Seminole Tribe
1.812%, 03/05/14	480	464
Sensata Technologies
4.000%, 05/10/18	500	499
Smart Technologies
7.191%, 08/28/15	321	317
Solutia, 1st Lien Term Loan
3.500%, 03/02/17	81	81
Star West Generation LLC, Term B Loan
6.000%, 05/17/18	526	521
Sungard Data Systems
3.893%, 02/28/16	108	108
3.863%, 02/28/16	336	334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.848%, 02/28/16	$54	$54
3.845%, 02/28/16	23	23
Syniverse Holdings
5.250%, 12/21/17	499	501
Telesat Canada U.S., Term I Loan
3.200%, 10/31/14	320	315
Telesat Canada U.S., Term II Loan
3.200%, 10/31/14	27	27
Texas Competitive Electric Holdings, Extending Term Loan
4.768%, 10/10/17	154	121
4.690%, 10/10/17	146	114
Texas Competitive Electric Holdings, Tranche B-2
3.746%, 10/10/14	26	22
3.731%, 10/10/14	286	241
3.706%, 10/10/14	403	340
Trans Union
4.750%, 02/26/18	400	399
Transdigm
4.000%, 02/14/17	499	500
TWCC Holding, Term Loan
4.250%, 02/11/17	499	500
U.S. Telepacific
5.750%, 02/23/17	500	498
United Surgical Partners
2.280%, 04/19/14	157	154
2.200%, 04/19/14	167	164
2.200%, 04/21/14	74	73
Universal Healthcare
4.000%, 05/16/16	322	322
Univision Communications, Term B Loan
4.441%, 03/31/17	693	657
UPC Broadband Holding
3.691%, 12/31/17	250	246
Vanguard Health
5.000%, 01/15/16	696	695
Verint Systems, Term B Loan
4.500%, 10/06/17	406	405
VML US Finance
4.700%, 05/25/12	58	58
4.700%, 05/25/13	473	472
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10 (F)	2,000	—
Walter Energy, Term B Loan
4.000%, 04/02/18	500	500
Warner Chilcott
4.250%, 03/14/18	196	196
4.250%, 03/15/18	90	90
Waste Industries
4.750%, 03/16/17	500	500
WidOpenWest Finance
0.067%, 06/30/14	300	300
WideOpenWest Finance, 1st Lien
2.686%, 06/30/14	432	418

Total Loan Participations (Cost $50,544) ($ Thousands)		48,979

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 25.1%

Automotive — 12.9%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (A)	$688	$695
Ally Auto Receivables Trust, Ser 2009- A, Cl A4
3.000%, 10/15/15 (A)	495	510
Ally Auto Receivables Trust, Ser 2009- B, Cl A4
3.050%, 12/15/14 (A)	625	649
Ally Auto Receivables Trust, Ser 2010- 4, Cl A2
0.710%, 02/15/13	165	165
Ally Auto Receivables Trust, Ser 2011- 1, Cl A2
0.810%, 10/15/13	420	421
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	361	374
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	576	575
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	329	330
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	200	200
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	275	274
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	788
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	407	410
Avis Budget Rental Car Funding AESOP, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	415	438
Bank of America Auto Trust, Ser 2009- 1A
3.520%, 06/15/16 (A)	600	618
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (A)	345	354
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	593	596
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	546	547
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	276	277
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	395	406
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	$210	$210
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	303	303
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A4
5.280%, 03/08/13	85	87
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A2
0.750%, 10/15/12 (A)	500	500
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	510	511
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	301	301
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	527
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	265	268
Ford Credit Auto Owner Trust, Ser 2011-A
0.620%, 07/15/13	350	350
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	218	218
Harley-Davidson Motorcycle Trust, Ser 2009-2
2.620%, 03/15/14	331	333
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	275	279
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	454	455
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	485	507
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	445
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	500	500
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	275	275
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	270	270
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	420	436
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	680	685
Hyundai Auto Receivables Trust, Ser 2011-A
0.690%, 11/15/13	310	310

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	$375	$375
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	650	656
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	565	581
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	415	416
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	590	591
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	255	255
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	450	450
Wachovia Auto Owner Trust, Ser 2008- A, Cl A4B
1.336%, 03/20/14 (B)	619	623
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	405	405
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	278	279
World Omni Automobile Lease
Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	480	480

		21,823

Credit Cards — 4.7%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	466	488
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	490	493
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.810%, 11/07/14 (B)	1,100	1,099
Citibank Omni Master Trust, Ser 2009- A8, Cl A8
2.287%, 05/16/16 (A) (B)	650	658
Citibank Omni Master Trust, Ser 2009- A12, Cl A12
3.350%, 08/15/16 (A)	405	415
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.487%, 12/15/14 (B)	515	521
Discover Card Master Trust, Ser 2009- A2, Cl A
1.487%, 02/17/15 (B)	650	658
Discover Card Master Trust, Ser 2011- A2
0.400%, 11/16/15 (B)	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.387%, 06/15/15 (B)	$1,150	$1,139
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.287%, 04/15/15 (B)	550	557
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	635	638
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.537%, 08/15/14 (B)	1,000	995

		7,961

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.476%, 03/25/35 (B)	35	31
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	285	147

		178

Other Asset-Backed Securities — 7.4%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.937%, 01/15/15 (A) (B)	650	662
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	750	772
Babson CLO, Ser 2007-1A, Cl A1
0.501%, 01/18/21 (A) (B)	1,060	995
CIT Equipment Collateral, Ser 2009- VT1
3.070%, 08/15/16 (A)	133	133
CNH Equipment Trust, Ser 2009-B
5.170%, 10/15/14	437	450
CNH Equipment Trust, Ser 2010-C, Cl A2
0.830%, 04/15/13	330	330
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	255	255
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	2,200	2,228
Ford Credit Floorplan Master Owner Trust, Ser 2009-2
1.737%, 09/15/14 (B)	600	608
Ford Credit Floorplan Master Owner Trust, Ser 2010-1
2.437%, 12/15/14 (A) (B)	485	495
1.837%, 12/15/14 (A) (B)	550	560
GE Business Loan Trust, Ser 2003-2A, Cl B
1.187%, 11/15/31 (A) (B)	69	56
GE Business Loan Trust, Ser 2004-2A, Cl A
0.407%, 12/15/32 (A) (B)	102	92
GE Business Loan Trust, Ser 2004-2A, Cl B
0.667%, 12/15/32 (A) (B)	76	63
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.737%, 10/20/14 (A) (B)	500	507

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket, Ser 2010-1
0.610%, 01/14/13 (A)	$495	$495
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/19	250	250
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	335	335
Katonah, Ser 2005-7A, Cl B
0.681%, 11/15/17 (A)(B)	700	561
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (A)	55	56
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (A)	392	339
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.636%, 10/26/15 (A)(B)	600	607
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.374%, 10/25/16 (B)	398	403
SLM Student Loan Trust, Ser 2011-1
0.706%, 03/25/26 (B)	583	584
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.036%, 12/16/24 (A)(B)	355	355
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.360%, 11/26/21 (A)(B)	406	383

		12,574

Total Asset-Backed Securities (Cost $43,002) ($ Thousands)		42,536

MORTGAGE-BACKED SECURITIES — 14.5%

Agency Mortgage-Backed Obligations — 9.7%
FHLMC
6.000%, 09/01/26	402	442
FHLMC TBA
4.000%, 07/15/41	2,500	2,498
FNMA
6.500%, 09/01/26	247	280
6.000%, 11/01/26 to 04/01/40	2,262	2,485
5.000%, 02/01/23 to 03/01/25	733	790
FNMA TBA
6.500%, 07/01/32	2,500	2,830
6.000%, 07/01/37	900	989
3.500%, 07/25/26	3,800	3,869
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.640%, 10/07/20 (B)	687	689
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.640%, 01/08/20 (B)	299	299
NCUA Guaranteed Notes CMO, Ser 2011-R3
0.590%, 03/11/20 (B)	298	299
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.570%, 03/06/20 (B)	388	388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R6
0.570%, 05/07/20 (B)	$516	$516

		16,374

Non-Agency Mortgage-Backed Obligations — 4.8%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (A)	625	666
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.161%, 11/25/34 (B)	199	178
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.863%, 04/25/35 (B)	612	513
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.216%, 10/25/35 (B)	422	334
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.456%, 12/25/36 (A)(B)	405	232
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.958%, 09/25/34 (B)	136	128
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.287%, 12/15/20 (A)(B)	585	569
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.420%, 11/15/21 (A)(B)	810	739
Impac CMB Trust, Ser 2005 -1, Cl 1A1
0.706%, 04/25/35 (B)	299	235
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	330	330
JPMorgan Mortgage Trust, Ser 2006- A6, Cl 4A1
2.933%, 10/25/36 (B)	728	567
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.022%, 12/25/34 (B)	272	232
MortgageIT Trust, Ser 2005 -5, Cl A1
0.446%, 12/25/35 (B)	940	680
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	367	367
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.506%, 11/20/34 (B)	222	189
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.486%, 12/20/34 (B)	174	152
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.406%, 03/20/35 (B)	100	82
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR2, Cl 1A1
2.567%, 03/25/36 (B)	425	329
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.745%, 01/25/35 (B)	435	399

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.733%, 02/25/35 (B)	$520	$453
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.742%, 03/25/35 (B)	448	394
WF-RBS Commercial Mortgage Trust, Ser 2011-C3
1.988%, 03/15/44 (A)	360	363

		8,131

Total Mortgage-Backed Securities (Cost $25,531) ($ Thousands)		24,505

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Inflation Protected Security
2.000%, 04/15/12	4,649	4,751
U.S. Treasury Notes
1.000%, 04/30/12	6,000	6,040
0.875%, 02/29/12	2,325	2,336

Total U.S. Treasury Obligations (Cost $13,169) ($ Thousands)		13,127

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FHLB
0.500%, 12/28/12	1,250	1,248

Total U.S. Government Agency Obligation (Cost $1,250) ($ Thousands)		1,248

COMMON STOCK — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%**†	1,258,982	1,259

Total Cash Equivalent (Cost $1,259) ($ Thousands)		1,259

Total Investments — 106.6% (Cost $184,927)($ Thousands) ‡		$180,860

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(39)	Sep-2011	$(25)
U.S. 2-Year Treasury Note	(35)	Oct-2011	(10)
U.S. 5-Year Treasury Note	(6)	Sep-2011	14

			$(21)

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $169,642 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2011. The date reported on the Schedule of Investments is the next reset date.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2011 was $14 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2011 was $14 ($ Thousands) and represented 0.01% of Net Assets.

(F)	Security in default on interest payments.

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

Ltd. — Limited

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

‡	At June 30, 2011 the tax basis cost of the Fund’s investments was $184,927 ($ Thousands), and the unrealized appreciation and depreciation were $1,389 ($ Thousands) and $(5,456) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund as of June 30, 2011, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	14	10/24/08	10/24/08	$52	$14	0.01%

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2011

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$49,206	$—	$49,206
Loan Participations	—	48,965	14	48,979
Asset-Backed Securities	—	41,975	561	42,536
Mortgage-Backed Securities	—	24,505	—	24,505
U.S. Treasury Obligations	—	13,127	—	13,127
U.S. Government Agency Obligation	—	1,248	—	1,248
Common Stock	—	—	—	—
Cash Equivalent	1,259	—	—	1,259

Total Investments in Securities	$1,259	$179,026	$575	$180,860

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(21)	$—	$—	$(21)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in Loan Participations
Beginning balance as of October 1, 2010	$339
Accrued discounts/premiums	(7)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Net purchases/sales	1
Net transfer in and/or out of Level 3	(299)

Ending balance as of June 30, 2011	$14

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(20)

Asset- Backed Securities
Beginning balance as of October 1, 2010	$509
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	52
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$561

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$52

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.6%

Agency Mortgage-Backed Obligations — 39.5%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,097	$1,284
7.000%, 12/01/11 to 01/01/32	254	293
6.500%, 06/01/17 to 10/01/31	2,252	2,478
6.000%, 03/01/20 to 10/01/38	16,593	18,308
5.500%, 03/01/14 to 03/01/38	20,277	22,077
5.000%, 10/01/18 to 06/01/41	49,890	53,340
4.500%, 04/01/35 to 02/01/41	27,094	28,207
4.000%, 04/01/19 to 04/01/41	11,331	11,387
3.500%, 12/01/25	9,110	9,292
0.230%, 12/01/11 (A)	3,180	3,179
0.210%, 07/06/11 (A)	7,160	7,160
0.119%, 01/10/12 (A)	230	230
FHLMC ARM (B)
6.429%, 11/01/37	3	4
6.111%, 06/01/37	107	116
6.065%, 11/01/36	539	585
5.996%, 10/01/37	888	966
5.973%, 06/01/38	739	802
5.937%, 01/01/37	807	875
5.931%, 06/01/36	432	467
5.888%, 03/01/37	76	82
5.852%, 12/01/36	557	604
5.761%, 07/01/38	1,512	1,641
5.698%, 03/01/36	169	183
5.657%, 03/01/36	232	251
5.609%, 08/01/39	958	1,038
5.598%, 10/01/38	196	212
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	78	89
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,523	1,719
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	905	1,050
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	288	333
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	2,353	2,677
FHLMC CMO, Ser 2002-48, Cl 1A
6.419%, 07/25/33 (B)	20	22
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	231	266
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	303	346
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	319	369
FHLMC CMO, Ser 2005-2945, Cl SA
11.957%, 03/15/20 (B)	2,087	2,401
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,116	1,241
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	451	481
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	212	229
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	6,435	7,038
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	335	350
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	720	753
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	382	414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3632, Cl PK
5.000%, 02/15/40	$4,194	$4,571
FHLMC CMO, Ser 2010-3636, Cl MJ
5.000%, 12/15/34	2,920	3,146
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	421	435
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	400	398
FHLMC CMO, Ser 2010-3754, Cl MB
4.000%, 01/15/39	900	895
FHLMC CMO, Ser 2011-3871, Cl JB
5.500%, 06/15/41	1,300	1,409
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,553	1,601
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,235	3,397
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	857	922
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2010- K005, Cl A2
4.317%, 11/25/19	693	717
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2010- K007, Cl A1
3.342%, 12/25/19	879	902
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2010- K008, Cl A1
2.746%, 12/25/19	1,240	1,241
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2011- K010, Cl A1
3.320%, 07/25/20	2,098	2,159
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2011- K013, Cl A2
3.974%, 01/25/21 (B)	1,081	1,094
FHLMC Multifamily Structured Pass- Through Certificates, Ser K006, IO
1.230%, 01/25/20 (B)	2,743	181
FHLMC Multifamily Structured Pass- Through Certificates, Ser K007, Cl X1, IO
1.242%, 04/25/20 (B)	5,366	401
FHLMC Multifamily Structured Pass- Through Certificates, Ser K008, Cl X1, IO
1.686%, 06/25/20 (B)	6,736	674
FHLMC Multifamily Structured Pass- Through Certificates, Ser K009, Cl X1, IO
1.685%, 08/25/20 (B)	3,151	285
FHLMC Multifamily Structured Pass- Through Certificates, Ser K702, IO
1.569%, 02/25/18 (B)	10,340	833
FHLMC TBA
5.000%, 07/15/41 to 08/15/41	1,607	1,704
4.500%, 07/13/36	8,400	8,677
4.000%, 07/15/41	300	300
3.500%, 07/15/26 to 07/15/41	14,880	14,955
FNMA
7.000%, 09/01/26 to 01/01/39	3,902	4,499

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 05/01/17 to 10/01/36	$1,805	$2,006
6.000%, 10/01/19 to 07/01/37	54,989	60,860
5.500%, 06/01/14 to 05/01/40	56,731	61,645
5.000%, 01/01/20 to 07/01/41	47,168	50,362
4.500%, 05/01/24 to 04/01/38	17,826	18,834
4.000%, 08/01/20 to 02/01/41	18,460	18,636
3.500%, 09/01/25 to 07/01/41	33,259	32,992
FNMA ARM (B)
6.277%, 09/01/37	197	216
6.266%, 10/01/36	139	151
6.124%, 12/01/36	198	215
6.057%, 11/01/37	192	209
6.054%, 10/01/37	432	468
6.042%, 09/01/37	100	108
6.028%, 01/01/37	253	275
6.020%, 07/01/37	207	226
6.017%, 10/01/37	93	100
5.977%, 04/01/37	292	318
5.957%, 01/01/37	419	455
5.935%, 03/01/37	231	250
5.886%, 07/01/37	391	425
5.879%, 09/01/37	163	178
5.878%, 02/01/37	212	230
5.833%, 09/01/37	394	428
5.689%, 10/01/37	181	196
5.515%, 02/01/39	503	544
2.279%, 11/01/35	651	672
2.277%, 10/01/35	4,712	4,838
2.267%, 11/01/35	649	669
2.266%, 11/01/35	2,523	2,589
2.251%, 11/01/35 to 11/01/35	1,435	1,482
2.236%, 11/01/35	762	787
2.218%, 10/01/35	3,417	3,501
2.209%, 10/01/35	407	419
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	11,763	2,501
FNMA CMO STRIPS, Ser 2011-407, IO
5.000%, 01/25/38	878	186
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,735	1,893
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	232	268
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	1,002
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	5,220	5,697
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	470	508
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	359	394
FNMA CMO, Ser 2006-112, Cl ST, IO
6.506%, 11/25/36 (B)	9,960	1,510
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	226	248
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	2	3
FNMA CMO, Ser 2008-2, Cl PC
5.000%, 07/25/37	544	589
FNMA CMO, Ser 2008-22, Cl SI, IO
6.236%, 03/25/37 (B)	12,274	1,834
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	1,058	1,130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	$2,052	$2,269
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	1,238	1,284
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	808	844
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,339	1,402
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	2,053	2,126
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,277	1,383
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (A)	7,440	6,336
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	884	899
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,437	1,466
FNMA CMO, Ser 2010-118, IO
6.314%, 10/25/40 (B)	1,658	260
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	951	985
FNMA CMO, Ser 2010-45, Cl GD
5.000%, 04/25/33	1,969	2,107
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	2,221	2,320
FNMA CMO, Ser 2010-9, Cl MB
5.000%, 05/25/32	316	341
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	492
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	3,196	3,330
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	1,703	1,806
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	1,700	1,789
FNMA CMO, Ser 2011-63, IO
6.482%, 07/25/41 (B)	2,300	368
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1
7.500%, 02/25/41	217	257
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	181	209
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	326	389
FNMA TBA
6.000%, 08/01/33 to 07/25/41	5,490	6,036
5.500%, 07/01/37	3,800	4,109
5.000%, 08/14/37 to 08/25/41	8,777	9,329
4.500%, 07/01/37	32,500	33,622
4.000%, 07/13/39 to 07/25/41	17,685	17,685
3.500%, 07/25/26 to 07/01/41	46,890	47,210
3.000%, 09/25/26	4,300	4,244
FNMA Whole Loan CMO, Ser 2003- W17, Cl 1A7
5.750%, 08/25/33	248	273
GNMA
8.000%, 11/15/29 to 09/15/30	100	120
7.500%, 03/15/29 to 01/15/32	258	303
7.000%, 08/15/13	27	28
6.500%, 04/15/26 to 09/15/35	8,930	10,227
6.000%, 03/15/14 to 10/15/35	13,819	15,459

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 07/20/40 to 11/20/40	$6,592	$7,163
4.000%, 03/20/26 to 06/20/26	19,598	20,715
3.500%, 10/20/40 to 03/20/41	6,885	6,693
GNMA ARM (B)
4.000%, 04/20/41 to 05/20/41	2,822	2,988
3.500%, 05/20/41 to 06/20/41	2,951	3,081
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	395	440
GNMA CMO, Ser 2005-13, Cl SD, IO
6.614%, 02/20/35 (B)	498	86
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	4,264	4,622
GNMA CMO, Ser 2005-81, Cl SD, IO
6.114%, 12/20/34 (B)	808	109
GNMA CMO, Ser 2005-82, Cl NS, IO
6.114%, 07/20/34 (B)	535	84
GNMA CMO, Ser 2006-47, Cl SA, IO
6.615%, 08/16/36 (B)	1,273	235
GNMA CMO, Ser 2008-60, Cl SH, IO
5.965%, 07/16/38 (B)	483	64
GNMA CMO, Ser 2009-10, Cl ST, IO
6.265%, 03/16/34 (B)	508	66
GNMA CMO, Ser 2009-35, Cl SP, IO
6.215%, 05/16/37 (B)	1,167	167
GNMA CMO, Ser 2009-61, IO
6.514%, 08/20/39 (B)	1,996	333
GNMA CMO, Ser 2009-61, Cl WQ, IO
6.065%, 11/16/35 (B)	1,344	206
GNMA CMO, Ser 2009-68, IO
6.565%, 04/16/39 (B)	480	76
GNMA CMO, Ser 2009-87, Cl KI, IO
6.114%, 09/20/35 (B)	568	77
GNMA CMO, Ser 2009-87, Cl SI, IO
6.564%, 02/20/35 (B)	623	103
GNMA CMO, Ser 2009-87, Cl TS, IO
5.914%, 07/20/35 (B)	1,144	172
GNMA CMO, Ser 2010-113, IO
5.864%, 09/20/40 (B)	885	139
GNMA CMO, Ser 2010-117, IO
5.814%, 10/20/39 (B)	3,043	524
GNMA CMO, Ser 2010-120, IO
5.214%, 09/20/40 (B)	572	86
GNMA CMO, Ser 2010-14, Cl SH, IO
5.815%, 02/16/40 (B)	693	112
GNMA CMO, Ser 2010-14, Cl SA, IO
7.814%, 12/20/32 (B)	609	97
GNMA CMO, Ser 2010-14, Cl SC, IO
4.609%, 08/20/35 (B)	1,150	152
GNMA CMO, Ser 2010-146, IO
5.914%, 06/20/39 (B)	1,163	209
GNMA CMO, Ser 2010-151, IO
5.864%, 11/20/40 (B)	795	147
GNMA CMO, Ser 2010-160, IO
6.364%, 10/20/38 (B)	1,072	192
GNMA CMO, Ser 2010-167, IO
6.444%, 11/20/38 (B)	464	87
GNMA CMO, Ser 2010-3, IO
6.364%, 11/20/38 (B)	690	125
GNMA CMO, Ser 2010-31, IO
6.314%, 03/20/39 (B)	598	108
GNMA CMO, Ser 2010-39, IO
6.364%, 11/20/38 (B)	199	35
GNMA CMO, Ser 2010-4, Cl NS, IO
6.204%, 01/16/40 (B)	21,345	3,275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl VS, IO
6.065%, 11/16/37 (B)	$927	$130
GNMA CMO, Ser 2010-47, Cl XN, IO
6.365%, 04/16/34 (B)	965	91
GNMA CMO, Ser 2010-85, IO
6.464%, 01/20/40 (B)	469	86
GNMA CMO, Ser 2010-87, Cl SK, IO
6.315%, 07/16/40 (B)	1,742	291
GNMA CMO, Ser 2010-91, IO
6.384%, 07/20/40 (B)	393	77
GNMA CMO, Ser 2010-H27, Cl FA
0.576%, 12/20/60 (B)	2,055	2,035
GNMA CMO, Ser 2010-H28, Cl FE
0.610%, 12/20/60 (B)	1,336	1,332
GNMA CMO, Ser 2011-32, IO
5.815%, 03/16/41 (B)	293	52
GNMA CMO, Ser 2011-40, IO
5.945%, 02/16/36 (B)	2,349	403
GNMA CMO, Ser 2011-70, IO
6.515%, 12/16/36 (B)	995	197
GNMA CMO, Ser 2011-81, IO
5.205%, 06/20/41 (B)	1,300	200
GNMA CMO, Ser 2011-H08, Cl FG
0.690%, 03/20/61 (B)	1,294	1,288
GNMA CMO, Ser 2011-H09, Cl AF
0.710%, 03/20/61 (B)	893	891
GNMA TBA
6.000%, 07/01/34 to 07/15/41	3,814	4,248
5.500%, 07/01/33	800	880
5.000%, 07/01/39	4,600	4,989
4.500%, 07/01/35 to 07/15/39	39,000	41,080
4.000%, 07/15/26 to 07/15/41	10,716	11,033
3.500%, 07/15/41 to 08/20/41	15,696	15,224
3.000%, 07/20/41 to 08/20/41	1,576	1,468
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	965	963
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	2,600	2,595
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.560%, 11/06/17 (B)	3,507	3,508
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.660%, 11/05/20 (B)	1,903	1,900

		852,318

Non-Agency Mortgage-Backed Obligations — 12.1%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.311%, 03/25/47 (B)	8,159	4,597
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.405%, 06/25/45 (B)	3,802	3,016
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.156%, 11/25/45 (B)	3,466	2,506
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	1,174	1,198
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	22	24
Banc of America Funding, Ser 2005-B, Cl 2A1
2.891%, 04/20/35 (B)	4,036	3,100

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	$225	$232
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl B
6.309%, 06/11/35	414	422
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	315	318
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	3,280	3,526
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,000	4,281
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	619	660
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	3,881	4,268
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	228	244
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	1,951	2,090
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.802%, 06/10/49 (B)	1,360	1,436
Banc of America Merrill Lynch Commercial Mortgage, Ser 6, Cl A5
4.811%, 12/10/42	650	691
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.290%, 05/25/34 (B)	1,890	1,758
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	129	133
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	85	86
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	437	442
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.148%, 10/12/42 (B)	3,875	4,244
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.945%, 12/25/35 (B)	12,400	9,874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AM
5.394%, 07/15/44 (B)	$624	$632
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	226	238
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	829
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	2,274	2,417
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl A4
5.306%, 12/10/46	709	759
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,122	1,159
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	287	295
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.395%, 08/25/35 (B)	438	227
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.503%, 11/20/35 (B)	4,315	2,706
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.594%, 09/25/35 (B) (C)	3,413	3,045
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	259	267
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	169	174
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	894	928
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.724%, 10/25/33 (B)	2,927	2,477
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/36 (B)	1,286	1,363
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	528	549
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	298	309
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	501	515
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	939	1,000

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	$450	$453
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.850%, 03/15/39 (B)	399	435
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	4,507	4,827
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	1,286	1,315
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A2
4.528%, 11/10/46 (C)	321	330
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	760	762
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1
3.527%, 07/10/44 (C)	1,069	1,071
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.644%, 06/20/34 (B)	771	650
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	1,791	1,867
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.597%, 11/19/44 (B)	2,112	740
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	1,225	1,218
FFCA Secured Lending, Ser 1999-1A, Cl M18, IO
0.860%, 09/18/25 (B) (C)	531	3
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	547
Fund America Investors II, Ser 1993-A, Cl A2
4.631%, 06/25/23 (B)	142	136
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	4,113	4,366
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	3,755	3,834
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,368	10,722
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	136
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	45	45
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (B)	233	244
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	$493	$531
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	847	840
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	21	21
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	322	325
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	3,890	4,180
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	3,854	3,985
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,584	1,701
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/01/11 (B) (D)	8,810	9,781
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	5,450	5,846
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	257	267
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	291	307
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	1,673	1,818
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (C)	1,108	1,134
GS Mortgage Securities II, Ser 2011-GC3, Cl A2
3.645%, 03/10/44 (C)	678	687
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	58	60
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.447%, 10/25/33 (B)	1,816	1,817
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.803%, 07/25/35 (B)	7,000	5,544
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,532	1,590
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.536%, 08/25/36 (B)	704	626
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.851%, 11/01/37 (B)	1,182	951
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.179%, 08/25/37 (B)	6,754	4,114

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	$424	$450
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	4,629
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	179	179
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	306	306
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	207	208
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	462	480
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	144	149
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	456	466
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	244	248
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	100	101
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	228	228
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	1,191	1,262
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	210	216
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	215	232
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	273	280
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,831	1,950
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	1,308	1,428
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	1,843	1,907
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	373	369
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	1,554	1,507
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/46 (C)	462	466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.707%, 08/15/32 (B)	$46	$46
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.951%, 07/15/44 (B)	303	321
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	270	278
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	131	133
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	307
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	297	317
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	884	903
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	83
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	138	147
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	1,151	1,242
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A4
5.858%, 07/15/40 (B)	799	867
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,133	3,026
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,192	1,238
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.226%, 02/25/34 (B)	2,237	2,140
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	371	378
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.220%, 11/12/37 (B)	523	572
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	2,480	2,642
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (B)	735	791
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	7,462
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.077%, 05/25/29 (B)	703	690
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	128	130

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	$212	$219
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	125	127
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	156	162
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	2,670	2,889
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.179%, 11/14/42 (B)	107	111
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	3,230	3,484
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.648%, 03/12/44 (B)	315	327
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	2,280	2,514
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	738	740
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,715
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	267	274
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	3,200	3,434
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	96	96
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	232
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	218
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	258
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.296%, 02/25/47 (B)	139	115
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.030%, 03/15/30 (B)	921	992
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	392	397
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	534	533
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.732%, 12/25/34 (B)	898	846

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	$41	$41
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	2,344	2,352
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	37	38
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	230	233
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	292	292
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.506%, 10/25/35 (B)	1,394	916
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.009%, 08/25/15 (B)	8,360	4,917
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.386%, 10/25/36 (B)	4,066	2,502
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,551	2,117
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,392	1,450
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	163	166
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	90	91
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	506	510
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	584	590
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.575%, 05/25/35 (B)	9,220	7,352
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.476%, 10/25/47 (B)	3,544	2,901
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.466%, 11/25/47 (B)	5,381	4,174
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.590%, 12/25/35 (B)	12,955	10,601
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.175%, 10/25/46 (B)	3,500	2,253

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.105%, 07/25/47 (B)	$7,835	$5,039
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
3.498%, 06/25/34 (B)	2,207	2,121

		261,350

Total Mortgage-Backed Securities (Cost $1,099,616) ($ Thousands)		1,113,668

CORPORATE OBLIGATIONS — 28.4%

Consumer Discretionary — 1.5%
Boyd Gaming
7.125%, 02/01/16 (D)	350	323
Comcast
6.500%, 01/15/15	985	1,127
6.500%, 01/15/17	2,385	2,780
5.650%, 06/15/35	120	117
5.300%, 01/15/14	2,340	2,566
Comcast Cable Communications
8.375%, 03/15/13	1,189	1,332
COX Communications
5.450%, 12/15/14	450	502
Daimler Finance LLC
7.300%, 01/15/12 (D)	1,400	1,449
6.500%, 11/15/13	1,320	1,468
DIRECTV Holdings
6.000%, 08/15/40	950	963
Discovery Communications
4.375%, 06/15/21	455	451
DISH DBS
7.875%, 09/01/19	690	744
Echostar DBS
7.750%, 05/31/15	30	32
Gap
5.950%, 04/12/21	1,660	1,595
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (C)	277	271
Massachusetts Institute of Technology
5.600%, 07/01/11	290	296
MGM Mirage
7.625%, 01/15/17	440	423
NBC Universal
4.375%, 04/01/21 (C)	490	485
2.875%, 04/01/16 (C)	924	925
News America
6.650%, 11/15/37	180	193
6.200%, 12/15/34	65	66
6.150%, 03/01/37	1,215	1,231
6.150%, 02/15/41 (C)	860	852
Reynolds Group Issuer
8.500%, 10/15/16 (C)	490	511
7.125%, 04/15/19 (C)	240	238
6.875%, 02/15/21 (C)	1,230	1,199
Station Casinos
7.750%, 08/15/16 (E)	1,495	—
Thomson Reuters
5.950%, 07/15/13	482	527
Time Warner
6.250%, 03/29/41	690	717
4.750%, 03/29/21	1,360	1,383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.150%, 07/15/15	$1,100	$1,138
Time Warner Cable
8.750%, 02/14/19	210	268
8.250%, 04/01/19	2,095	2,613
6.550%, 05/01/37	1,645	1,747
5.875%, 11/15/40	1,000	987
4.125%, 02/15/21	240	232
Time Warner Entertainment
8.375%, 07/15/33	60	77
United Business Media
5.750%, 11/03/20 (C)	550	546

		32,374

Consumer Staples — 1.3%
Altria Group
10.200%, 02/06/39	465	667
9.250%, 08/06/19	1,250	1,630
4.750%, 05/05/21	1,420	1,419
Anheuser-Busch
5.050%, 10/15/16	940	1,044
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,233
5.375%, 11/15/14	255	285
5.375%, 01/15/20	1,360	1,498
5.000%, 04/15/20	560	602
4.125%, 01/15/15	1,280	1,377
Cencosud
5.500%, 01/20/21 (C) (D)	625	625
CVS Caremark
9.350%, 01/10/23 (C)	3,330	3,627
Diageo Capital
4.828%, 07/15/20 (D)	2,430	2,552
HJ Heinz
5.350%, 07/15/13	510	553
Kraft Foods
6.500%, 02/09/40	1,525	1,694
5.375%, 02/10/20	2,120	2,318
PepsiCo
2.500%, 05/10/16	1,155	1,167
Pernod-Ricard
5.750%, 04/07/21 (C)	590	616
Philip Morris International
2.500%, 05/16/16	955	956
Reynolds American
6.750%, 06/15/17	1,260	1,455
Woolworths
4.550%, 04/12/21 (C)	690	693

		28,011

Energy — 2.7%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,051
Anadarko Petroleum
6.375%, 09/15/17	500	573
Apache
6.000%, 09/15/13	2,570	2,845
Arch Coal
7.000%, 06/15/19 (C)	920	918
Baker Hughes
7.500%, 11/15/18	1,960	2,471
BP Capital Markets
5.250%, 11/07/13	1,790	1,939
4.742%, 03/11/21	1,155	1,192
3.875%, 03/10/15	210	221
3.125%, 03/10/12 (D)	240	244

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Energy
6.625%, 08/15/20	$30	$32
6.500%, 08/15/17 (D)	275	291
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	113
CNOOC Finance 2011
4.250%, 01/26/21 (C) (D)	505	495
CNPC HK Overseas Capital
5.950%, 04/28/41 (C)	485	480
Conoco Funding
7.250%, 10/15/31	50	62
ConocoPhillips
5.900%, 10/15/32	10	11
5.900%, 05/15/38	1,680	1,819
Consol Energy
8.250%, 04/01/20	660	719
El Paso
6.950%, 06/01/28	6,750	7,298
El Paso Pipeline Partners Operating
7.500%, 11/15/40	345	399
Encana
6.500%, 02/01/38	1,345	1,440
Energy Transfer Partners
9.000%, 04/15/19	500	622
6.700%, 07/01/18	1,250	1,409
6.050%, 06/01/41	145	141
4.650%, 06/01/21	770	753
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,280
5.950%, 02/01/41	355	353
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	220	238
Hess
7.875%, 10/01/29	1,070	1,343
7.300%, 08/15/31	540	646
Husky Energy
7.250%, 12/15/19	654	784
Kerr-McGee
7.875%, 09/15/31	670	805
6.950%, 07/01/24	1,835	2,091
Key Energy Services
6.750%, 03/01/21	790	790
Kinder Morgan Energy Partners
7.125%, 03/15/12	70	73
6.000%, 02/01/17	505	569
5.850%, 09/15/12	130	137
5.000%, 12/15/13	720	781
Marathon Petroleum
6.500%, 03/01/41 (C)	425	439
Peabody Energy
6.500%, 09/15/20	380	409
Pemex Project Funding Master Trust
6.625%, 06/15/35 (D)	1,667	1,757
Petrobras International Finance
6.125%, 10/06/16	655	729
5.750%, 01/20/20	574	612
Petrobras International Finance - Pifco
5.375%, 01/27/21	1,380	1,417
Petro-Canada
6.800%, 05/15/38	1,665	1,878
Pride International
6.875%, 08/15/20	670	779
QEP Resources
6.875%, 03/01/21	650	686

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockies Express Pipeline
3.900%, 04/15/15 (C)	$1,243	$1,261
Shell International Finance BV
4.375%, 03/25/20	1,700	1,786
Southern Natural Gas
8.000%, 03/01/32	170	213
Southern Union
8.250%, 11/15/29	1,315	1,580
Spectra Energy Partners
2.950%, 06/15/16	220	219
Suncor Energy
6.500%, 06/15/38	115	125
TC Pipelines
4.650%, 06/15/21	510	507
Tennessee Gas Pipeline
7.625%, 04/01/37	430	518
Western Gas Partners
5.375%, 06/01/21	1,260	1,297
Williams
7.875%, 09/01/21	2,050	2,541
7.750%, 06/15/31	1,392	1,625

		58,806

Financials — 15.6%
ABB Treasury Center USA
4.000%, 06/15/21 (C)	610	597
2.500%, 06/15/16 (C)	1,995	1,980
Abbey National Treasury Services
4.000%, 04/27/16 (D)	1,270	1,260
2.875%, 04/25/14	365	366
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,470	2,592
Allstate
7.450%, 05/16/19	1,085	1,291
Ally Financial
2.454%, 12/01/14 (B)	2,234	2,137
American Express
7.250%, 05/20/14	120	137
6.800%, 09/01/66 (B)	2,150	2,209
American Express Credit
1.096%, 06/24/14 (B)	855	856
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,046
American International Group
6.250%, 03/15/37	2,560	2,330
5.850%, 01/16/18	2,555	2,673
3.750%, 11/30/13 (C)	500	511
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	406
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	1,445	1,502
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	130	97
BAC Capital Trust XV
1.054%, 06/01/56 (B)	5,715	3,972
Banco BTG Pactual
4.875%, 07/08/16 (C)	695	691
Bank of America
6.500%, 08/01/16	3,375	3,764
6.000%, 09/01/17	885	952
5.750%, 12/01/17	1,470	1,563
5.420%, 03/15/17	4,400	4,489
5.000%, 05/13/21	2,695	2,662
4.500%, 04/01/15	180	188
3.625%, 03/17/16 (D)	2,855	2,863

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Nova Scotia
1.450%, 07/26/13 (C)	$2,630	$2,660
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	450	474
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,302
5.125%, 01/08/20	1,310	1,330
5.000%, 09/22/16	170	183
Barnett Capital III
0.898%, 02/01/27 (B)	425	343
BBVA US Senior SAU
3.250%, 05/16/14	1,610	1,592
Bear Stearns
6.400%, 10/02/17	70	80
5.350%, 02/01/12 (D)	3,280	3,372
4.650%, 07/02/18	995	1,031
Berkshire Hathaway
3.200%, 02/11/15	950	990
Berkshire Hathaway Finance
5.400%, 05/15/18	830	921
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (C)	1,792	1,751
Boeing Capital
4.700%, 10/27/19	490	525
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C) (D)	1,230	1,239
CDP Financial
3.000%, 11/25/14 (C)	2,450	2,549
Chase Capital VI
0.898%, 08/01/28 (B)	2,500	2,059
Citigroup
6.875%, 03/05/38	1,360	1,513
6.375%, 08/12/14	150	166
6.125%, 05/15/18	3,970	4,372
6.000%, 12/13/13	2,250	2,446
5.375%, 08/09/20	570	595
5.000%, 09/15/14	3,245	3,401
3.953%, 06/15/16	1,285	1,315
0.522%, 06/09/16 (B)	3,650	3,355
Citigroup Capital III
7.625%, 12/01/36	1,500	1,576
Citigroup Funding
1.875%, 10/22/12	1,855	1,891
CNA Financial
6.500%, 08/15/16	270	301
5.750%, 08/15/21	545	563
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	468
3.750%, 10/15/14 (C)	1,060	1,114
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	1,810	2,310
5.250%, 05/24/41	1,148	1,138
Countrywide Financial
6.250%, 05/15/16	1,080	1,138
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	2,571
2.625%, 01/21/14 (C)	730	730
Credit Suisse
2.600%, 05/27/16 (C)	645	643
Credit Suisse New York
6.000%, 02/15/18	3,253	3,510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank MTN
4.875%, 05/20/13	$1,830	$1,944
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	2,429
Dexia Credit Local
2.750%, 04/29/14 (C)	4,090	4,146
DnB Boligkreditt
2.100%, 10/14/15 (C)	2,820	2,787
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	4,003
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,477
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,625
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (A) (C)	470	456
First Industrial L.P. MTN
7.500%, 12/01/17	970	966
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,069
Ford Motor Credit
5.000%, 05/15/18	855	852
General Electric Capital MTN
6.375%, 11/15/19 (B) (D)	5,870	6,017
5.900%, 05/13/14	2,800	3,111
5.875%, 01/14/38	1,300	1,315
5.625%, 05/01/18	5,135	5,624
5.450%, 01/15/13	20	21
4.625%, 01/07/21	1,060	1,066
4.375%, 09/16/20	2,460	2,432
2.950%, 05/09/16	2,305	2,318
0.652%, 05/05/26 (B)	3,500	3,049
0.390%, 03/20/14 (B)	1,900	1,856
Glitnir Banki HF		—
7.451%, 09/14/16 (C) (E)	400
6.693%, 06/15/16 (C) (E)	3,960	—
6.375%, 09/25/12 (C) (E)	2,330	647
6.330%, 07/28/11 (C) (E)	1,980	549
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	200	160
Goldman Sachs Group
6.750%, 10/01/37	546	546
6.600%, 01/15/12	180	186
6.250%, 02/01/41	2,925	2,949
6.150%, 04/01/18	3,780	4,114
5.950%, 01/18/18	3,310	3,568
5.450%, 11/01/12	2,540	2,685
5.375%, 03/15/20	3,090	3,191
5.350%, 01/15/16	660	712
5.300%, 02/14/12	80	82
5.250%, 10/15/13	390	418
4.750%, 07/15/13	40	42
3.625%, 08/01/12	270	278
3.625%, 02/07/16	2,720	2,750
0.674%, 07/22/15 (B)	500	475
Hartford Financial Services Group
5.500%, 03/30/20	580	598
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,330	1,150
HBOS PLC MTN
6.750%, 05/21/18 (C)	2,100	2,021

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP MTN
6.750%, 02/01/41 ‡ (D)	$655	$692
6.300%, 09/15/16 ‡	1,075	1,202
6.000%, 01/30/17 ‡	4,000	4,405
5.650%, 12/15/13 ‡	964	1,056
Health Care
6.500%, 03/15/41 ‡	1,330	1,303
5.250%, 01/15/22 ‡	900	896
4.950%, 01/15/21 ‡	2,500	2,436
Highwoods Properties
7.500%, 04/15/18 ‡	1,142	1,325
HSBC Bank
4.750%, 01/19/21 (C)	1,760	1,763
HSBC Holdings
5.100%, 04/05/21 (D)	1,415	1,450
HSBC Holdings PLC
6.800%, 06/01/38	415	443
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,229
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	400	340
ING Capital Funding Trust III
3.846%, 12/29/49 (B)	40	38
International Lease Finance
6.500%, 09/01/14 (C)	2,530	2,682
Intesa Sanpaolo SPA
3.625%, 08/12/15 (C) (D)	710	692
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	290	298
Jefferies Group
5.125%, 04/13/18	725	726
JPMorgan Chase
6.000%, 01/15/18	135	150
5.750%, 01/02/13	1,710	1,823
4.750%, 05/01/13	510	543
4.625%, 05/10/21 (D)	597	592
4.400%, 07/22/20	210	206
4.250%, 10/15/20	1,260	1,233
3.700%, 01/20/15	125	130
3.450%, 03/01/16	2,785	2,837
3.150%, 07/05/16	1,000	1,006
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,488
6.000%, 10/01/17	250	278
0.579%, 06/13/16 (B)	1,300	1,217
JPMorgan Chase Capital XIII
1.257%, 09/30/34 (B)	1,000	853
JPMorgan Chase Capital XXIII
1.261%, 05/15/47 (B)	1,900	1,502
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (D)	947	937
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,180
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	238
Kilroy Realty
6.625%, 06/01/20 ‡	420	451
5.000%, 11/03/15 ‡	330	344
4.800%, 07/15/18 ‡	715	703
Korea Development Bank
3.250%, 03/09/16 (D)	882	880
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	390
Lazard Group
7.125%, 05/15/15	972	1,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.850%, 06/15/17	$1,332	$1,469
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	4,320	2
Lehman Brothers Holdings Capital Trust VII MTN		—
5.857%, 11/29/49 (E)	4,280
Lloyds TSB Bank
6.375%, 01/21/21	1,190	1,239
5.800%, 01/13/20 (C)	240	240
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	890	1,233
MBNA Capital A
8.278%, 12/01/26	1,450	1,483
MDC-GMTN B.V. MTN
5.500%, 04/20/21 (C)	375	376
Merrill Lynch MTN
8.950%, 05/02/17 (B)	3,160	3,451
8.950%, 05/18/17 (B)	1,790	1,966
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	367
5.700%, 05/02/17	1,300	1,354
5.450%, 02/05/13	2,080	2,206
MetLife
6.750%, 06/01/16	1,060	1,234
6.400%, 12/15/36	450	439
5.875%, 02/06/41	235	236
4.750%, 02/08/21 (D)	540	550
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	836
MetLife Capital Trust X
9.250%, 04/08/38 (C)	1,800	2,196
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	110	117
5.125%, 06/10/14 (C) (D)	2,750	3,005
2.500%, 09/29/15 (C)	1,090	1,089
Morgan Stanley MTN
7.300%, 05/13/19	2,345	2,659
6.625%, 04/01/18	1,640	1,807
6.000%, 05/13/14	5,710	6,219
6.000%, 04/28/15	630	683
5.950%, 12/28/17	100	108
5.625%, 09/23/19	160	164
3.800%, 04/29/16	580	573
0.726%, 10/18/16 (B)	5,815	5,353
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	870	884
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,682
National Bank of Canada
1.650%, 01/30/14 (C)	1,380	1,400
Nationwide Mutual Insurance
5.810%, 08/15/24 (B) (C)	1,975	1,934
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,077
NCUA Guaranteed Notes
2.350%, 06/12/17	4,987	5,000
New York Life Global Funding
3.000%, 05/04/15 (C)	1,840	1,903
Nordea Bank
4.875%, 01/14/21 (C)	180	182
4.875%, 05/13/21 (C)	2,715	2,607
3.700%, 11/13/14 (C)	1,010	1,057
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	1,865	1,884

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Power Receivables Financial
6.290%, 01/01/12	$655	$656
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,722
Prime Property Fund
5.500%, 01/15/14 ‡ (C)	1,850	1,988
Protective Life
8.450%, 10/15/39	850	937
Prudential Financial MTN
5.625%, 05/12/41	205	190
3.000%, 05/12/16	940	932
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,576
Residential Capital
9.625%, 05/15/15	15	15
Royal Bank of Scotland Group
7.648%, 08/31/49 (B)	160	144
6.400%, 10/21/19	1,190	1,222
5.000%, 11/12/13	250	252
5.000%, 10/01/14	990	977
3.950%, 09/21/15	10	10
7.640%, 09/29/17	900	700
Santander US Debt Unipersonal
3.781%, 10/07/15 (C)	100	97
3.724%, 01/20/15 (C) (D)	1,600	1,549
Simon Property Group L.P.
5.750%, 12/01/15 ‡ (D)	910	1,021
SLM MTN
5.625%, 08/01/33 (D)	595	500
5.050%, 11/14/14	690	690
5.000%, 04/15/15	120	120
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (C)	745	744
Springleaf Finance MTN
6.900%, 12/15/17	120	110
Stadshypotek
1.450%, 09/30/13 (C)	1,245	1,253
Standard Chartered
3.200%, 05/12/16 (C)	1,245	1,233
State Street
4.956%, 03/15/18	1,260	1,336
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C) (D)	1,360	1,392
3.100%, 01/14/16 (C)	200	203
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	259	212
Svensk Exportkredit
3.250%, 09/16/14	1,484	1,573
1.750%, 10/20/15	1,820	1,807
Swedbank Hypotek
2.950%, 03/28/16 (C)	800	813
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,300	1,479
TNK-BP Finance
7.500%, 07/18/16 (C)	230	262
UBS
4.875%, 08/04/20	320	324
3.875%, 01/15/15	820	856
2.250%, 01/28/14	1,050	1,061
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,033
US Bancorp MTN
2.450%, 07/27/15	350	353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia
5.250%, 08/01/14	$2,570	$2,755
Wachovia Capital Trust III
5.570%, 05/31/16 (B)	2,790	2,553
WEA Finance
7.125%, 04/15/18 (C)	3,000	3,501
6.750%, 09/02/19 (C)	1,230	1,395
4.625%, 05/10/21 (C)	610	592
Wells Fargo
3.676%, 06/15/16	680	699
Wells Fargo Bank
4.750%, 02/09/15	2,095	2,241
Wells Fargo Capital X
5.950%, 12/15/36	760	743
Westpac Banking
4.875%, 11/19/19	105	109
3.000%, 12/09/15	810	815
2.250%, 11/19/12	245	250
Woodbourne Capital Trust II
1.290%, 04/08/49 (B) (C)	375	187
Woodbourne Capital Trust III
1.290%, 04/08/49 (B) (C)	500	250
Woodbourne Capital Trust IV
1.290%, 04/08/49 (B) (C)	275	137
WR Berkley
5.375%, 09/15/20	405	410

		337,632

Health Care — 1.0%
Amgen
5.650%, 06/15/42	1,250	1,252
4.100%, 06/15/21	570	566
Boston Scientific
6.400%, 06/15/16	1,045	1,177
Coventry Health Care
5.950%, 03/15/17	1,047	1,119
5.450%, 06/15/21	555	568
Giant Funding
8.250%, 02/01/18 (C)	190	198
Gilead Sciences
4.500%, 04/01/21	1,235	1,237
GlaxoSmithKline Capital
5.650%, 05/15/18	810	924
HCA
7.500%, 11/15/95	3,800	3,078
Humana
7.200%, 06/15/18	1,150	1,335
Medtronic
4.450%, 03/15/20	730	763
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,625
Sanofi-Aventis
2.625%, 03/29/16	880	896
Thermo Fisher Scientific
3.200%, 03/01/16	435	448
UnitedHealth Group
6.875%, 02/15/38	170	194
6.000%, 06/15/17	51	58
5.800%, 03/15/36	280	283
5.700%, 10/15/40	510	504
3.875%, 10/15/20	530	519
WellPoint
6.800%, 08/01/12	1,000	1,062
5.875%, 06/15/17	2,190	2,504

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyeth
5.950%, 04/01/37	$1,100	$1,181

		21,491

Industrials — 1.1%
Allied Waste North America
6.875%, 06/01/17	260	282
Boeing
4.875%, 02/15/20	1,380	1,493
Burlington Northern Santa Fe
5.750%, 05/01/40	582	599
Caterpillar
5.200%, 05/27/41	1,055	1,055
3.900%, 05/27/21	550	550
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	755
Complete Production Services
8.000%, 12/15/16	1,005	1,051
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	2,777	2,985
Continental Airlines Pass-Through Trust, Ser 2007-1
5.983%, 04/19/22 (D)	1,610	1,656
Continental Airlines, Ser 2009-1
9.000%, 07/08/16	2,818	3,227
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	1,575	1,593
Delta Air Lines, Ser 2007-1
6.821%, 08/10/22	1,491	1,551
Hutchison Whampoa International
5.750%, 09/11/19 (C)	895	956
JetBlue Airways, Ser 2004-2
0.636%, 08/15/16 (B)	2,924	2,661
Kansas City Southern de Mexico
12.500%, 04/01/16	522	621
Northrop Grumman
1.850%, 11/15/15	1,140	1,119
Raytheon
3.125%, 10/15/20	430	404
United Air Lines
9.750%, 01/15/17	221	253
United Parcel Service
4.500%, 01/15/13	980	1,036
Verisk Analytics
5.800%, 05/01/21	495	525

		24,372

Information Technology — 0.2%
Adobe Systems
4.750%, 02/01/20	597	616
Fiserv
3.125%, 06/15/16	505	502
Freescale Semiconductor
10.125%, 12/15/16	60	65
Hewlett-Packard
4.300%, 06/01/21 (D)	695	702
Juniper Networks
5.950%, 03/15/41	350	360
Microsoft
5.300%, 02/08/41	1,550	1,590
National Semiconductor
6.600%, 06/15/17	170	200

		4,035

Materials — 0.8%
ArcelorMittal
6.750%, 03/01/41	370	367

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 03/01/21	$526	$527
Barrick
2.900%, 05/30/16 (C)	1,425	1,424
Barrick North America Finance
4.400%, 05/30/21 (C)	1,230	1,224
Braskem Finance
5.750%, 04/15/21 (C)	545	549
CodelCo
4.750%, 10/15/14 (C)	470	504
Dow Chemical
8.550%, 05/15/19 (D)	783	1,010
5.900%, 02/15/15	530	595
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	1,390	1,519
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	296
PPG Industries
6.650%, 03/15/18	435	511
5.750%, 03/15/13	435	467
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	4,064
Steel Dynamics
6.750%, 04/01/15 (D)	810	826
Teck Resources
10.250%, 05/15/16	52	62
6.250%, 07/15/41	430	434
4.750%, 01/15/22	430	431
Vale Overseas
6.875%, 11/21/36	1,510	1,640

		16,450

Sovereign — 0.4%
Chile Government International Bond
3.875%, 08/05/20	595	598
Hungary Government International Bond
6.375%, 03/29/21	1,093	1,153
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,800	1,823
Mexico Government International Bond MTN
5.125%, 01/15/20 (D)	627	677
Qatar Government International Bond
4.000%, 01/20/15 (C)	1,520	1,592
RSHB Capital
6.299%, 05/15/17 (C)	700	744
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	147	173
United Mexican States MTN
6.050%, 01/11/40	968	1,030
United Mexican States, Ser A MTN
7.500%, 04/08/33	176	223
6.750%, 09/27/34	748	869

		8,882

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/17	440	494
5.000%, 10/16/19	494	516
5.000%, 03/30/20	750	782
American Tower
5.050%, 09/01/20	309	304
4.500%, 01/15/18	1,090	1,090
AT&T
6.500%, 09/01/37	1,380	1,499
6.450%, 06/15/34	625	667

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.400%, 05/15/38 (D)	$435	$467
5.500%, 02/01/18	710	792
5.100%, 09/15/14	1,530	1,681
4.450%, 05/15/21	230	234
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,492
BellSouth
4.750%, 11/15/12	170	179
British Telecommunications PLC
9.875%, 12/15/30	50	69
Cellco Partnership
8.500%, 11/15/18	520	675
7.375%, 11/15/13	275	313
CenturyLink
7.600%, 09/15/39	455	438
Deutsche Telekom International Finance
5.750%, 03/23/16	1,380	1,561
Frontier Communications
8.250%, 04/15/17	870	946
8.125%, 10/01/18	305	331
Intelsat Jackson Holdings
9.500%, 06/15/16 (D)	180	188
8.500%, 11/01/19	250	265
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,691
Rogers Communications
6.800%, 08/15/18	450	532
6.750%, 03/15/15	1,015	1,173
Sprint Capital
8.750%, 03/15/32	660	714
Telecom Italia Capital
6.200%, 07/18/11	1,730	1,733
Telefonica Emisiones SAU
6.221%, 07/03/17	110	121
5.134%, 04/27/20	430	426
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	505	496
Telemar Norte Leste SA
5.500%, 10/23/20 (C)	1,135	1,121
Verizon Communications
6.100%, 04/15/18	465	533
6.000%, 04/01/41	1,165	1,217
5.500%, 02/15/18	1,920	2,135
4.600%, 04/01/21	1,060	1,094
Verizon Global Funding
7.750%, 12/01/30	1,060	1,325
Verizon New York
6.875%, 04/01/12	660	689
Virgin Media Finance PLC
9.125%, 08/15/16	70	74

		30,057

Utilities — 2.4%
AEP Texas Central Transition Funding
5.090%, 07/01/15	3,600	3,943
4.980%, 07/01/13	1,812	1,882
Ameren
8.875%, 05/15/14	690	799
Aquila
11.875%, 07/01/12	2,535	2,793
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,161	1,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy
5.050%, 02/15/18 (D)	$680	$699
2.750%, 05/15/14	415	415
Dominion Resources
8.875%, 01/15/19	1,635	2,117
DPL
6.875%, 09/01/11	1,098	1,108
Duke Energy
6.300%, 02/01/14	140	156
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,565
EDF
4.600%, 01/27/20 (C)	460	478
Enel Finance International
6.000%, 10/07/39 (C)	895	809
Energy Future Holdings
10.000%, 12/01/20	686	732
Exelon
5.625%, 06/15/35	1,060	1,007
Exelon Generation
6.250%, 10/01/39	45	45
5.200%, 10/01/19	40	42
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	1,735	1,976
Great Plains Energy
4.850%, 06/01/21	145	146
Hydro Quebec
2.000%, 06/30/16	1,575	1,552
Ipalco Enterprises
5.000%, 05/01/18 (C) (D)	415	405
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,189
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C)	720	712
Midamerican Energy Holdings
6.500%, 09/15/37	1,580	1,781
Nisource Finance
6.800%, 01/15/19	2,261	2,624
5.950%, 06/15/41	455	446
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,256
Pacific Gas & Electric
8.250%, 10/15/18	210	270
5.800%, 03/01/37	800	822
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,021
PPL WEM Holdings
5.375%, 05/01/21 (C)	455	471
3.900%, 05/01/16 (C)	615	631
Progress Energy
6.850%, 04/15/12	526	551
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,037
Puget Energy
6.000%, 09/01/21 (C)	705	707
PVNGS II Funding
8.000%, 12/30/15	1,733	1,902
Sempra Energy
2.000%, 03/15/14	1,255	1,267
Tennessee Valley Authority
5.250%, 09/15/39	880	932
4.625%, 09/15/60	1,370	1,285

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.875%, 02/15/21	$1,510	$1,551
Texas-New Mexico Power
9.500%, 04/01/19 (C)	1,380	1,773

		51,140

Total Corporate Obligations (Cost $601,686) ($ Thousands)		613,250

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bills
0.036%, 09/08/11 (A)	820	820
U.S. Treasury Bonds
8.125%, 08/15/21	1,375	1,968
8.000%, 11/15/21 (D)	9,935	14,147
7.625%, 02/15/25	6,540	9,315
5.000%, 05/15/37	10,460	11,619
4.750%, 02/15/41 (D)	12,917	13,730
4.500%, 02/15/36 (D)	5,394	5,574
4.375%, 11/15/39 to 05/15/41 (D)	34,379	34,338
4.250%, 11/15/40 (D)	9,132	8,927
3.875%, 08/15/40	24,555	22,483
2.625%, 11/15/20 (D)	1,230	1,185
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29 (D)	520	712
3.625%, 04/15/28	2,096	2,759
2.500%, 01/15/29	1,854	2,153
2.375%, 01/15/25 to 01/15/27	1,176	1,350
2.125%, 02/15/41 (D)	3,220	3,498
2.000%, 01/15/26	91	99
1.750%, 01/15/28	54	56
U.S. Treasury Notes
4.250%, 11/15/17	27,900	31,274
3.125%, 05/15/21 (D)	1,072	1,069
2.375%, 05/31/18 (D)	7,670	7,629
1.875%, 09/30/17 to 10/31/17	10,295	10,062
1.750%, 05/31/16	8,497	8,510
1.500%, 06/30/16	18,731	18,503
1.250%, 02/15/14 to 04/15/14 (D)	7,542	7,649
1.000%, 12/31/11 to 05/15/14 (D)	3,030	3,048
0.875%, 01/31/12	2,735	2,747
0.750%, 11/30/11 to 06/15/14 (D)	10,177	10,199
0.500%, 05/31/13 (D)	17,546	17,565
0.375%, 06/30/13	800	799
U.S. Treasury STRIPS
4.861%, 11/15/27 (A)	16,990	8,396
4.834%, 02/15/25 (A)	11,400	6,561

Total U.S. Treasury Obligations (Cost $264,642) ($ Thousands)		268,744

ASSET-BACKED SECURITIES — 7.9%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	1,010	1,011
Ally Auto Receivables Trust, Ser 2010- 5, Cl A4
1.750%, 03/15/16	718	722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	$600	$646
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	140	142
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	104
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	535	536
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	1,100	1,206
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	590	595
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	974	984
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.940%, 09/15/17	615	623
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	1,176	1,190

		7,759

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.247%, 01/15/16 (B)	323	322
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4
0.217%, 03/16/15 (B)	576	575
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	2,510	2,657
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	200	223
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	2,520	2,580
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
2.937%, 08/15/18 (B) (C)	3,048	3,204
Discover Card Master Trust, Ser 2007- A2, Cl A2
0.587%, 06/15/15 (B)	1,593	1,598
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.487%, 12/15/14 (B)	583	590
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	739	760
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.347%, 08/15/14 (B)	1,549	1,549
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	1,206	1,223

		15,281

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.1%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.727%, 11/25/31 (B)	$337	$289
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.464%, 04/25/28 (B)	53	40
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.426%, 03/25/30 (B)	3,145	1,130
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	2,937	2,863
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.294%, 03/25/37 (B)	1,530	1,471
Centex Home Equity, Ser 2006-A, Cl AV4
0.444%, 06/25/36 (B)	4,917	2,927
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.226%, 12/25/36 (B)	130	125
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	851	868
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	1	1
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	6	6
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.656%, 05/25/39 (B) (C)	1,289	1,048
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.346%, 01/20/36 (B)	3,536	3,202
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A2V
0.316%, 03/20/36 (B)	967	963
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.226%, 01/25/37 (B)	58	56
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.236%, 12/25/36 (B)	27	27
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.786%, 01/25/32 (B)	278	249
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.326%, 01/25/37 (B)	9,500	3,279
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.444%, 07/25/37 (B)	4,574	1,737
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	918	920
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.354%, 01/25/37 (B)	6,450	2,352
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B)(C)	224	217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.454%, 03/25/36 (B) (C)	$378	$275

		24,045

Other Asset-Backed Securities — 5.7%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.450%, 06/14/37 (B) (C)	2,572	2,366
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	2,337	2,368
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	515	516
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.489%, 11/14/33 (B) (C)	3,100	2,689
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/35 (B)	2,200	2,094
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (B)	1,000	938
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	1,016	1,080
CIT Education Loan Trust, Ser 2007-1, Cl A
0.337%, 03/25/42 (B) (C)	2,262	2,068
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,456
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	682	667
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.786%, 06/25/33 (B)	38	35
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.654%, 10/25/35 (B)	3,795	3,685
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.286%, 09/25/47 (B)	1,087	1,070
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.994%, 10/25/47 (B)	4,875	3,336
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.458%, 10/15/28 (B)	62	59
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.487%, 02/15/34 (B)	870	543
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.427%, 12/15/35 (B)	1,577	835
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.369%, 11/15/36 (B)	213	164
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.748%, 11/15/28 (B)	177	147

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	$462	$472
Educational Funding of the South, Ser 2011-1, Cl A2
0.922%, 04/25/35 (B)	2,100	1,993
First Horizon ABS Trust, Ser 2004- HE2, Cl A
0.414%, 02/25/34 (B)	904	627
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	660	669
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.435%, 11/17/20 (B) (C)	3,478	3,309
Genesis Funding, Ser 2006-1A, Cl G1
0.426%, 12/19/32 (B) (C)	2,949	2,602
Goal Capital Funding Trust, Ser 2006- 1, Cl A3
0.377%, 11/25/26 (B)	2,150	2,032
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	1,485	1,521
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	476	487
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	1,900	2,119
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (B) (C)	1,121	1,250
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.109%, 03/18/29 (B)	700	585
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,167
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.696%, 06/19/29 (B)	350	292
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.695%, 02/20/30 (B)	375	313
Greenpoint Manufactured Housing, Ser 2000-6
2.195%, 11/22/31	500	413
Greenpoint Manufactured Housing, Ser 2000-7, Cl A2
3.686%, 11/17/31 (B)	1,250	1,057
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.689%, 03/13/32 (B)	750	590
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.690%, 02/20/32 (B)	575	467
GSAMP Trust, Ser 2003-SEA, Cl A1
0.594%, 02/25/33 (B)	2,488	1,910
GSAMP Trust, Ser 2006-SEA1, Cl A
0.494%, 05/25/36 (B)(C)	513	428
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.766%, 11/25/35 (B)	3,821	3,022
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.174%, 07/25/45 (B)	3,100	2,943

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	$1,906	$1,980
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.486%, 11/25/35 (B)	1,566	1,128
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.516%, 05/25/46 (B)	5,159	955
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.544%, 05/25/37 (B) (C)	7,146	2,380
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,158	3,083
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.376%, 07/25/17 (B)	420	373
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.347%, 03/23/37 (B)	1,258	1,118
Nelnet Student Loan Trust, Ser 2005-4, Cl A3
0.377%, 06/22/26 (B)	1,442	1,396
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.349%, 11/23/22 (B)	914	897
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.354%, 10/26/26 (B)	222	220
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.327%, 05/27/25 (B)	2,454	2,287
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.907%, 11/25/24 (B)	3,013	3,132
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.697%, 10/15/37 (B)	3,050	2,043
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.697%, 04/15/37 (B)	5,900	3,835
Park Place Securities, Ser 2004- WCW1, Cl M2
0.866%, 09/25/34 (B)	3,747	3,450
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	320	327
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	891	931
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.874%, 03/25/33 (B)	49	35
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.289%, 12/25/33 (B)	188	138
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	900
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.847%, 12/15/32 (B)	2,245	2,301
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.537%, 12/15/25 (B) (C)	1,100	1,039

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2003-14, Cl A5
0.504%, 01/25/23 (B)	$2,158	$2,127
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.444%, 01/27/20 (B)	1,068	1,061
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.384%, 07/27/26 (B)	1,270	1,233
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.384%, 10/25/24 (B)	906	883
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.354%, 07/25/19 (B)	1,130	1,121
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.384%, 01/25/27 (B)	1,540	1,460
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.394%, 10/25/40 (B)	1,980	1,903
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.324%, 07/25/16 (B)	766	778
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.924%, 07/25/22 (B)	620	646
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.574%, 01/25/18 (B)	391	402
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.974%, 07/25/23 (B)	543	567
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.824%, 10/25/17 (B)	348	349
SLM Student Loan Trust, Ser 2008-9, Cl A
1.774%, 04/25/23 (B)	1,014	1,046
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	395	411
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.463%, 10/28/28 (B)	864	861
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.374%, 12/01/20 (B)	1,850	1,767
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.284%, 03/25/37 (B)	1,800	1,776
Structured Asset Securities, Ser 2008- BC4, Cl A3
0.444%, 11/25/37 (B)	2,799	2,666
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	1,470	1,536
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	240	247
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.437%, 05/15/20 (B) (C)	1,772	1,710
Textainer Marine Containers, Ser 2011- 1A, Cl A
4.700%, 06/15/26 (C)	1,700	1,680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (C)	$1,009	$1,036
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	2,200	2,200
Triton Container Finance, Ser 2006-1A, Cl N
0.360%, 11/26/21 (B) (C)	2,383	2,249
Triton Container Finance, Ser 2007-1A, Cl N
0.330%, 02/26/19 (B) (C)	1,421	1,364

		123,411

Total Asset-Backed Securities (Cost $183,477) ($ Thousands)		170,496

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLB
5.500%, 07/15/36	1,580	1,735
0.321%, 02/10/12 (A)	4,560	4,551
FICO
9.800%, 04/06/18	850	1,214
9.700%, 04/05/19	1,050	1,523
8.600%, 09/26/19	2,490	3,454
FICO STRIPS (A)
2.648%, 12/27/15	1,745	1,594
1.868%, 02/08/13	2,225	2,197
0.000%, 02/08/18 to 09/26/19	11,780	9,556
FNMA
7.918%, 10/09/19 (A)	1,520	1,064
6.250%, 05/15/29	2,110	2,562
5.250%, 08/01/12	1,860	1,957
Resolution Funding STRIPS
3.315%, 01/15/16 (A)	2,730	2,500

Total U.S. Government Agency Obligations (Cost $32,084) ($ Thousands)		33,907

MUNICIPAL BONDS — 1.2%
Birmingham Commercial Development Authority, Ser A, RB Callable 10/01/20 @ 100
5.500%, 04/01/41	70	71
Brazos Higher Education Authority, Ser 2006-2, RB
1.697%, 06/25/42 (B)	1,250	1,063
City of Chicago Illinois, Ser A, RB Callable 01/01/21 @ 100
5.625%, 01/01/35	90	92
City of Chicago Illinois, Ser C, RB Callable 01/01/21 @ 100
5.500%, 01/01/31	190	194
County of Clark Nevada, Ser A, RB, AGM Callable 01/01/20 @ 100
5.250%, 07/01/39	110	109
County of Clark Nevada, Ser C, RB
6.820%, 07/01/45	615	670
Florida Educational Loan, Sub-Ser B, AMT, RB Callable 07/26/11 @ 100
0.405%, 12/01/36 (B)	2,400	1,998

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles Community College District, GO
6.750%, 08/01/49	$580	$661
Los Angeles Department of Airports, Ser A, RB Callable 05/15/19 @ 100
5.250%, 05/15/39	120	123
Callable 05/15/20 @ 100
5.000%, 05/15/35	150	149
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	1,165	1,306
Metropolitan Atlanta Rapid Transit Authority, RB Callable 07/01/19 @ 100
5.000%, 07/01/39	100	99
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	302
6.637%, 04/01/57	560	537
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	750	872
New York Liberty, RB
5.250%, 10/01/35	380	376
North Texas Tollway Authority, RB
6.718%, 01/01/49	660	719
Pennsylvania Higher Education Assistance Agency, RB
0.170%, 05/01/46 (B)	5,050	4,507
San Mateo County Community College District, Ser B, GO Callable 09/01/16 @ 100
5.000%, 09/01/38	40	40
State of California, GO
7.600%, 11/01/40	750	864
7.300%, 10/01/39	4,110	4,557
State of Illinois, GO
5.877%, 03/01/19	1,200	1,234
5.665%, 03/01/18	3,180	3,299
5.365%, 03/01/17	480	496
5.100%, 06/01/33	2,725	2,318

Total Municipal Bonds (Cost $25,322) ($ Thousands)		26,656

LOAN PARTICIPATIONS — 0.7%
Allison Transmission
2.940%, 08/07/14	878	859
2.750%, 08/07/14	23	23
Aramark
2.182%, 01/26/14	121	118
0.150%, 01/26/14	18	17
Aramark LOC
0.093%, 01/26/14	12	11
Aramark, Term B Loan
3.553%, 07/26/16	267	266
Charter Communications, Term C Loan
3.560%, 09/06/16	1,292	1,287
DAE Aviation, Tranche B -1
5.280%, 07/31/14	287	285
DAE Aviation, Tranche B -2
5.280%, 09/27/14	278	276
5.250%, 09/27/14	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data, Term Loan B-2
2.945%, 09/24/14	$3,351	$3,101
Harrah’s Operating, Term Loan B-2
3.303%, 01/28/15	605	545
Insight Midwest
2.060%, 04/07/14	222	218
1.940%, 04/07/14	398	391
Las Vegas Sands, Delayed Draw
3.000%, 05/17/14	235	228
Las Vegas Sands, Term B Loan
3.000%, 05/17/14	1,034	1,003
Pinafore
4.250%, 09/21/16	492	492
Sunguard
3.863%, 02/28/16	1,094	1,088
3.845%, 02/28/16	51	51
SuperMedia
11.000%, 12/31/15	9	5
Telesat Canada, U.S. Term I Loan
3.200%, 10/31/14	1,033	1,018
Telesat Canada, U.S. Term II Loan
3.200%, 10/31/14	89	88
Texas Competitive Electric Holdings
3.746%, 10/10/14	70	59
Texas Competitive Electric Holdings, Term Loan B-2
3.706%, 10/10/14	1,088	920
Texas Competitive Electric Holdings, Tranche B-2
3.731%, 10/10/14	772	652
Tribune
0.000%, 06/04/10 (E)	366	244
Univision Communications
4.461%, 09/29/14	2,298	2,201
2.506%, 09/29/14	149	143
UPC Financing Partnership
3.691%, 12/30/16	85	85
1.941%, 12/31/14	648	635

Total Loan Participations (Cost $17,010) ($ Thousands)		16,310

PREFERRED STOCK — 0.1%
Citigroup Capital XII (B)	41	1,061
Citigroup Capital XIII (B)	11	295

Total Preferred Stock (Cost $1,293) ($ Thousands)		1,356

	Number of Warrants

WARRANT — 0.0%
Semgroup Warrants, Expires 2014 *	1,362	9

Total Warrant (Cost $—) ($ Thousands)		9

COMMON STOCK — 0.0%
SemGroup, Cl A *	1,294	33

Total Common Stock (Cost $40) ($ Thousands)		33

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.9%
Barclays US Funding
0.220%, 08/05/11	$6,580	$6,579
BNP Paribas Finance
0.300%, 08/26/11	6,555	6,553
Deutsche Bank Financial
0.210%, 08/05/11	3,965	3,965
National Rural Utilities Cooperative Finance
0.150%, 08/15/11	3,300	3,299

Total Commercial Paper (Cost $20,394) ($ Thousands)		20,396

AFFILIATED PARTNERSHIP — 5.9%
SEI Liquidity Fund, L.P. 0.140% **† (F)	130,413,089	126,789

Total Affiliated Partnership (Cost $130,413) ($ Thousands)		126,789

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% **†	139,385,300	139,385

Total Cash Equivalent (Cost $139,385) ($ Thousands)		139,385

Total Investments — 117.2% (Cost $2,515,362) ($ Thousands) ††		$2,530,999

WRITTEN OPTIONS* — 0.0%
November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20 Strike Inflation: 0.00%,	(3,990,000)	(18)
September 2011 CBOT Future Call, Expires: 09/26/11, Strike Price: $122, Expires 08/20/11,	(90)	(143)

Total Written Options (Premiums Received $(136) ($ Thousands)		(161)

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3-Month Euro EURIBOR	21	Mar-2012	$34
3-Month Euro EURIBOR	124	Sep-2011	53
90-Day Euro$	50	Dec-2012	119
Euro-Bobl	30	Sep-2011	(36)
U.S. 10-Year Treasury Note	(224)	Sep-2011	80
U.S. 2-Year Treasury Note	(250)	Oct-2011	(116)
U.S. 5-Year Treasury Note	(465)	Oct-2011	208
U.S. Long Treasury Bond	(135)	Sep-2011	275
U.S. Ultra Long Treasury Bond	198	Oct-2011	(254)

			$363

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
CITIGROUP GLOBAL MARKETS	8/18/11	EUR	10,246	USD	14,848	$16
MORGAN STANLEY & CO, INC	8/18/11	EUR	5,209	USD	7,551	11

						$27

A summary of outstanding swap agreements held by the Fund at June 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	245	$(113)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,550	(1,200)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,232)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	21
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	20
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	7,735	(3,582)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	52
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	207
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	12
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	11
Deutsche Bank	MetLife Inc., 5.00%, 6/15/15	SELL	1.00	06/20/18	(1,590)	(7)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	12
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	11

						$(5,788)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Credit Suisse	3-Month LIBOR	2.66%	06/18/17	7,275	$913
Credit Suisse	3-Month LIBOR	2.66%	06/18/17	(7,275)	(944)
Credit Suisse	1.38%	3-Month LIBOR	06/18/14	17,370	496
Credit Suisse	1.38%	3-Month LIBOR	06/18/14	(17,370)	(471)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	16,210	(1,048)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	10,530	(785)

					$(1,839)

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Deutsche Bank	IOS.FN30.450.10	1 Month LIBOR	Price Return	01/12/41	3,820	$40
Deutsche Bank	IOS.FN30.450.09	1 Month LIBOR	Price Return	01/12/40	2,259	5
Deutsche Bank	IOS.FN30.450.09	1 Month LIBOR	Price Return	01/12/40	(2,259)	—
Morgan Stanley	IOS.FN30.500.10	1 Month LIBOR	Price Return	01/12/41	2,766	26
Morgan Stanley	IOS.FN30.550.08	1 Month LIBOR	Price Return	01/12/39	2,809	16
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	780	(3)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	(780)	(1)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	430	(1)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	(430)	(1)

						$81

Percentages are based on a Net Assets of $2,158,859 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2011. The date reported on the Schedule of Investments is the next reset date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $126,299 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $126,789 ($ Thousands).

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

LIBOR — London Inter Bank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

††	At June 30, 2011, the tax basis cost of the Fund’s investments was $2,515,362 ($ Thousands), and the unrealized appreciation and depreciation were $107,224 ($ Thousands) and $(91,587) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,113,668	$—	$1,113,668
Corporate Obligations	—	610,020	3,230	613,250
U.S. Treasury Obligations	—	268,744	—	268,744
Asset-Backed Securities	—	170,496	—	170,496
U.S. Government Agency Obligations	—	33,907	—	33,907
Municipal Bonds	—	26,656	—	26,656
Loan Participations	—	16,310	—	16,310
Preferred Stock	1,061	295	—	1,356
Warrant	—	9	—	9
Common Stock	33	—	—	33
Commercial Paper	—	20,396	—	20,396
Affiliated Partnership	—	126,789	—	126,789
Cash Equivalent	139,385	—	—	139,385

Total Investments in Securities	$140,479	$2,387,290	$3,230	$2,530,999

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(143)	$(18)	$—	$(161)
Futures Contracts*	363	—	—	363
Forwards*	—	27	—	27
Credit Default Swaps*	—	(5,788)	—	(5,788)
Interest Rate Swaps*	—	(1,839)	—	(1,839)
Total Return Swaps*	—	81	—	81

Total Other Financial Instruments	$220	$(7,537)	$—	$(7,317)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

Investments in Mortgage- Backed Securities
Beginning balance as of October 1, 2010	$5,118
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(5,118)

Ending balance as of June 30, 2011	$—

Investments in Corporate Obligations
Beginning balance as of October 1, 2010	$3,285
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6
Net purchases/sales	(61)
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2011	$3,230

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$55

Investments in Loan Participations
Beginning balance as of October 1, 2010	$818
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(818)

Ending balance as of June 30, 2011	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2011

As of June 30, 2011, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $21.8 million, and is the seller (“providing protection”) on a total notional amount of $1.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(73,705)	$—	$—	$—	$(73,705)
Maximum potential amount of future payments	$1,590,000	$—	$—	$—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$—	$—	$—	$—
> 100	—	—	—	1,590,000	—	1,590,000

Total	$—	$—	$—	$1,590,000	$—	$1,590,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.0%

Agency Mortgage-Backed Obligations — 38.5%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$228	$236
FHLMC
11.000%, 02/17/21	436	486
10.000%, 03/17/26 to 10/01/30	1,378	1,621
7.500%, 01/01/32 to 09/01/38	1,639	1,904
6.500%, 10/01/31 to 09/01/38	2,772	3,130
6.000%, 08/01/15 to 10/01/38	8,330	9,186
5.500%, 08/23/17 to 03/01/38	4,873	5,327
5.000%, 03/01/34 to 06/01/41	10,025	10,697
4.500%, 04/01/35 to 05/01/41	11,484	11,943
4.000%, 10/01/33 to 04/01/41	12,076	12,116
3.500%, 12/01/25	3,399	3,467
FHLMC ARM (A)
6.406%, 02/01/37	307	331
6.319%, 10/01/37	503	546
6.308%, 10/01/36	436	457
6.306%, 12/01/36	412	432
6.200%, 10/01/36	1,232	1,285
6.161%, 12/01/36	677	720
6.111%, 06/01/37	52	57
6.065%, 11/01/36	226	246
6.050%, 10/01/37	156	164
6.020%, 11/01/36	228	245
6.012%, 04/01/37	131	141
5.996%, 10/01/37	168	183
5.992%, 04/01/37	228	242
5.973%, 06/01/38	326	354
5.943%, 03/01/37	426	452
5.941%, 11/01/36	71	75
5.937%, 01/01/37	848	919
5.931%, 06/01/36	182	196
5.888%, 03/01/37	23	25
5.852%, 12/01/36	234	254
5.817%, 11/01/36	652	693
5.761%, 07/01/38	273	297
5.754%, 05/01/37	389	414
5.734%, 05/01/37	733	777
5.698%, 03/01/36	103	111
5.673%, 06/01/37	398	430
5.657%, 03/01/36	114	124
5.609%, 08/01/39	408	442
5.598%, 10/01/38	94	101
5.595%, 04/01/37	112	120
5.282%, 05/01/38	316	334
5.059%, 07/01/36	389	416
5.037%, 05/01/37	510	541
4.989%, 01/01/35	323	346
4.916%, 02/01/36	863	919
3.373%, 03/01/36	1,021	1,086
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,342	1,429
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	604	700
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	589	670
FHLMC CMO, Ser 2002-48, Cl 1A
6.419%, 07/25/33 (A)	8	9

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	$97	$112
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	127	145
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	134	155
FHLMC CMO, Ser 2005-2945, Cl SA
11.957%, 03/15/20 (A)	111	127
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	221	246
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	136	145
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	60	65
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	283	248
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	230	201
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	750	819
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.813%, 11/15/37 (A)	387	47
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.863%, 05/15/38 (A)	482	45
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	491	524
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	239	265
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	143	149
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	249	222
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	323	338
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	466	407
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	240	200
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/40	172	141
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	162	176
FHLMC CMO, Ser 2010-3632, Cl PK
5.000%, 02/15/40	1,624	1,770
FHLMC CMO, Ser 2010-3636, Cl MJ
5.000%, 12/15/34	1,259	1,356
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,201	2,275
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	893	1,021
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	422	78
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	575	82

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	$814	$129
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	965	137
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	778	128
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	485	82
FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	528	546
FHLMC CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	401	412
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	739	112
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	217	245
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	438	466
FHLMC CMO, Ser 239, Cl S30, IO
7.513%, 08/15/36 (A)	913	131
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	504	571
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	382	429
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	178	173
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	321
FHLMC CMO, Ser 2631, Cl SA
14.507%, 06/15/33 (A)	232	275
FHLMC CMO, Ser 2691, Cl SE
9.274%, 12/15/28 (A)	63	66
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	74	53
FHLMC CMO, Ser 2695, Cl SX
16.059%, 10/15/33 (A)	74	85
FHLMC CMO, Ser 2698, Cl SV
8.719%, 11/15/33 (A)	71	68
FHLMC CMO, Ser 2725, Cl SC
8.760%, 11/15/33 (A)	75	73
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	3	3
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	87	60
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,119
FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	8	8
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	30	29
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	49	50
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	161	145
FHLMC CMO, Ser 2990, Cl LK
0.557%, 10/15/34 (A)	441	442
FHLMC CMO, Ser 3001, Cl HP
21.252%, 05/15/35 (A)	120	139
FHLMC CMO, Ser 3006, Cl QS
19.659%, 07/15/35 (A)	305	396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3012, Cl GK
23.908%, 06/15/35 (A)	$133	$175
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	250	278
FHLMC CMO, Ser 3217, Cl CX, IO
6.403%, 09/15/36 (A)	839	126
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	386	328
FHLMC CMO, Ser 3262, Cl SG, IO
6.213%, 01/15/37 (A)	824	131
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	336
FHLMC CMO, Ser 3346, Cl FA
0.417%, 02/15/19 (A)	2,765	2,763
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	123	102
FHLMC CMO, Ser 3383, Cl SA, IO
6.263%, 11/15/37 (A)	890	130
FHLMC CMO, Ser 3422, Cl SE
16.982%, 02/15/38 (A)	85	102
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	373	58
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	81
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	187	165
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	2,856	3,026
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	660	681
FHLMC CMO, Ser 3632, Cl BS
16.876%, 02/15/40 (A)	100	132
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,374	1,443
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	863	111
FHLMC CMO, Ser 6960, Cl SJ
8.869%, 10/15/33 (A)	240	232
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	885	1,041
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	217	246
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	147	167
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	473	551
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	528	600
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	689	832
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	232	267
FHLMC CMO, Ser T-76, Cl 2A
3.642%, 10/25/37 (A)	346	350
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	342	368

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass- Through Certificates, Ser 2010- K008, Cl A1
2.746%, 12/25/19	$488	$488
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2011- K010, Cl A1
3.320%, 07/25/20	880	905
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2011- K013, Cl A2
3.974%, 01/25/21(A)	433	438
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	339	376
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	449	480
FHLMC TBA
5.000%, 07/15/41 to 08/15/41	624	661
4.500%, 07/13/36	2,800	2,892
3.500%, 07/15/26	3,720	3,788
FNMA
7.500%, 10/01/37 to 04/01/39	1,281	1,492
7.000%, 04/01/32 to 01/01/39	1,462	1,685
6.500%, 05/01/27 to 10/01/38	2,656	3,020
6.000%, 10/01/19 to 08/01/38	16,094	17,812
5.500%, 06/01/20 to 05/01/39	13,634	14,834
5.000%, 01/01/20 to 07/01/41	15,661	16,721
4.640%, 01/01/21	498	526
4.540%, 01/01/20	491	520
4.530%, 12/01/19	494	525
4.500%, 04/01/25 to 06/01/35	3,545	3,764
4.390%, 05/01/21	250	260
4.380%, 04/01/21	500	520
4.369%, 02/01/20	494	519
4.300%, 04/01/21	250	258
4.250%, 04/01/21 to 04/01/21	750	765
4.066%, 07/01/20	400	413
4.000%, 10/01/33 to 05/01/37	1,913	1,936
3.590%, 12/01/20	496	491
3.505%, 09/01/20	989	976
3.500%, 09/01/25 to 07/01/41	17,504	17,453
3.430%, 10/01/20	992	973
3.290%, 10/01/20	350	340
3.230%, 11/01/20	350	339
2.970%, 11/01/18	495	486
2.690%, 10/01/17	350	345
FNMA ARM (A)
6.487%, 09/01/36	314	329
6.308%, 09/01/37	28	30
6.296%, 02/01/37	660	692
6.293%, 09/01/36	381	399
6.277%, 09/01/37	97	106
6.266%, 10/01/36	55	60
6.227%, 11/01/37	326	343
6.200%, 08/01/36	137	149
6.124%, 12/01/36	61	67
6.109%, 07/01/37	465	497
6.084%, 06/01/36	588	610
6.057%, 11/01/37	94	102
6.054%, 10/01/37	126	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.042%, 09/01/37	$48	$53
6.028%, 01/01/37	78	84
6.020%, 07/01/37	101	110
6.017%, 10/01/37	45	49
5.977%, 04/01/37	90	98
5.957%, 01/01/37	128	139
5.935%, 03/01/37	73	79
5.925%, 07/01/37	252	267
5.922%, 04/01/37	128	136
5.918%, 04/01/36	382	411
5.898%, 09/01/37	294	317
5.886%, 07/01/37	191	208
5.879%, 09/01/37	80	87
5.878%, 02/01/37	66	71
5.854%, 11/01/36	214	228
5.836%, 09/01/36 to 12/01/36	381	404
5.833%, 09/01/37	180	195
5.785%, 10/01/37	51	56
5.689%, 10/01/37	88	96
5.682%, 11/01/36	294	311
5.629%, 01/01/23	218	236
5.586%, 12/01/36	578	613
5.515%, 02/01/39	246	266
5.500%, 07/01/37	521	555
5.390%, 11/01/37	500	517
3.286%, 03/01/36	344	362
2.604%, 05/01/36	525	554
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,307	278
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	434	473
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	134	119
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	224	254
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	98	113
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	127	120
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	425
FNMA CMO, Ser 2003-131, Cl SK
15.828%, 01/25/34 (A)	230	282
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	390	407
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	1,000	1,114
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	180	151
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	467	489
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	206	179
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	135	126
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	95	93
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	145	132

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-89, Cl SM
17.341%, 09/25/24 (A)	$568	$778
FNMA CMO, Ser 2005-106, Cl US
23.885%, 11/25/35 (A)	884	1,182
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	2,029	2,214
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	500	542
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	193	209
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	107	117
FNMA CMO, Ser 2005-72, Cl SB
16.410%, 08/25/35 (A)	281	341
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	20	18
FNMA CMO, Ser 2005-90, Cl ES
16.410%, 10/25/35 (A)	213	260
FNMA CMO, Ser 2006-117, Cl GS, IO
6.464%, 12/25/36 (A)	323	49
FNMA CMO, Ser 2006-118, Cl A2
0.246%, 12/25/36 (A)	246	242
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	147	126
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	170	156
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	320	343
FNMA CMO, Ser 2006-56, Cl FC
0.476%, 07/25/36 (A)	355	355
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	16	16
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	141	124
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	167	147
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	553	624
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	138	156
FNMA CMO, Ser 2007-100, Cl SM, IO
6.264%, 10/25/37 (A)	675	102
FNMA CMO, Ser 2007-101, Cl A2
0.436%, 06/27/36 (A)	239	239
FNMA CMO, Ser 2007-112, Cl SA, IO
6.264%, 12/25/37 (A)	551	88
FNMA CMO, Ser 2007-114, Cl A6
0.386%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,113
FNMA CMO, Ser 2007-116, Cl HI, IO
6.418%, 01/25/38 (A)	380	29
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	76	77
FNMA CMO, Ser 2007-29, Cl SG
22.047%, 04/25/37 (A)	86	121
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,153	1,193
FNMA CMO, Ser 2007-54, Cl FA
0.586%, 06/25/37 (A)	377	377

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-65, Cl KI, IO
6.434%, 07/25/37 (A)	$658	$92
FNMA CMO, Ser 2007-72, Cl EK, IO
6.214%, 07/25/37 (A)	612	95
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	267	241
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,105
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,060
FNMA CMO, Ser 2007-85, Cl SG
15.786%, 09/25/37 (A)	153	181
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	915	11
FNMA CMO, Ser 2008-4, Cl SD, IO
5.814%, 02/25/38 (A)	1,063	149
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	274
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	415	440
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	793	876
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	463	480
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	651	682
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	539	95
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	876	908
FNMA CMO, Ser 2009-70, Cl CO, PO
3.549%, 01/25/37	389	328
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	641	694
FNMA CMO, Ser 2009-84, Cl WS, IO
5.714%, 10/25/39 (A)	453	58
FNMA CMO, Ser 2009-86, Cl OT, PO
3.630%, 10/25/37	331	273
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,315	114
FNMA CMO, Ser 2009-86, Cl BO, PO
4.628%, 03/25/37 (B)	2,647	2,255
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	302	48
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	287	292
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	411	457
FNMA CMO, Ser 2009-99, Cl SC, IO
5.986%, 12/25/39 (A)	499	67
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	680	694
FNMA CMO, Ser 2010-1, Cl WA
6.145%, 02/25/40 (A)	189	211
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	429	444
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	206	232
FNMA CMO, Ser 2010-23, Cl KS, IO
6.914%, 02/25/40 (A)	787	110

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-35, Cl SB, IO
6.234%, 04/25/40 (A)	$610	$88
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	178	157
FNMA CMO, Ser 2010-45, Cl GD
5.000%, 04/25/33	848	908
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	500	527
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	426	454
FNMA CMO, Ser 2010-68, Cl SA, IO
4.814%, 07/25/40 (A)	1,406	178
FNMA CMO, Ser 2010-9, Cl MB
5.000%, 05/25/32	134	145
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	240
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,093
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	681	723
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	1,000	1,004
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/41	464	536
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A1
7.000%, 12/25/41	755	838
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1 7.500%, 02/25/41	91	108
FNMA Grantor Trust CMO, Ser 2002- T1, Cl A1
6.500%, 11/25/31	569	665
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	76	88
FNMA Grantor Trust CMO, Ser 2002- T18, Cl A4
7.500%, 08/25/42	77	89
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/42	470	540
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	137	163
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/44	460	540
FNMA TBA
6.000%, 08/01/33 to 07/25/41	3,485	3,830
5.000%, 08/14/37 to 08/25/41	5,085	5,396
4.000%, 07/13/39 to 07/25/41	4,995	4,995
3.500%, 07/25/26 to 07/01/41	18,410	18,563
3.000%, 09/25/26	1,900	1,875
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.906%, 06/25/42 (A)	555	88
FNMA Whole Loan CMO, Ser 2003-W1,
Cl 2A
7.500%, 12/25/42 (A)	299	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2003- W12, Cl 1A8
4.550%, 06/25/43	$363	$386
FNMA Whole Loan CMO, Ser 2003- W17, Cl 1A7
5.750%, 08/25/33	81	89
FNMA Whole Loan CMO, Ser 2003- W8, Cl 2A
7.000%, 10/25/42	398	478
FNMA Whole Loan CMO, Ser 2004- W1, Cl 2A2
7.000%, 12/25/33	617	720
FNMA Whole Loan CMO, Ser 2004- W2, Cl 2A2
7.000%, 02/25/44	736	851
FNMA Whole Loan CMO, Ser 2005- W3, Cl 2AF
0.406%, 03/25/45 (A)	758	754
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	372	441
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.406%, 02/25/36 (A)	332	330
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.446%, 11/25/46 (A)	494	492
GNMA
7.500%, 10/15/37	316	368
7.000%, 09/15/31	114	134
6.500%, 12/15/32 to 12/15/35	1,822	2,058
4.500%, 11/15/39	3,606	3,821
4.000%, 03/20/26 to 06/20/26	8,468	8,951
3.500%, 10/20/40 to 03/20/41	2,841	2,760
GNMA ARM
4.000%, 04/20/41 to 05/20/41 (A)	1,194	1,264
3.500%, 05/20/41 to 06/20/41 (A)	1,137	1,188
2.500%, 02/20/34 (A)	632	655
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	580	689
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	926	1,045
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	166	185
GNMA CMO, Ser 2003-97, Cl SA, IO
6.364%, 11/16/33 (A)	638	113
GNMA CMO, Ser 2004-11, Cl SX
16.933%, 02/20/34 (A)	37	44
GNMA CMO, Ser 2004-28, Cl SV
8.814%, 04/20/34 (A)	428	471
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	132	131
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	198	182
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	66	65
GNMA CMO, Ser 2004-87, Cl SB
7.459%, 03/17/33 (A)	314	328
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/33	400	304

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	$1,804	$1,955
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	452
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	106	88
GNMA CMO, Ser 2006-38, Cl SG, IO
6.464%, 09/20/33 (A)	660	75
GNMA CMO, Ser 2007-17, Cl AF
0.386%, 04/16/37 (A)	545	542
GNMA CMO, Ser 2007-26, Cl SW, IO
6.014%, 05/20/37 (A)	923	123
GNMA CMO, Ser 2007-27, Cl SD, IO
6.014%, 05/20/37 (A)	530	71
GNMA CMO, Ser 2007-72, Cl US, IO
6.364%, 11/20/37 (A)	347	53
GNMA CMO, Ser 2007-78, Cl SA, IO
6.344%, 12/16/37 (A)	3,165	491
GNMA CMO, Ser 2007-82, Cl SA, IO
6.344%, 12/20/37 (A)	465	71
GNMA CMO, Ser 2007-9, Cl CI, IO
6.014%, 03/20/37 (A)	715	93
GNMA CMO, Ser 2008-10, Cl S, IO
5.644%, 02/20/38 (A)	716	91
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	160	142
GNMA CMO, Ser 2008-33, Cl XS, IO
7.514%, 04/16/38 (A)	343	58
GNMA CMO, Ser 2008-55, Cl SA, IO
6.014%, 06/20/38 (A)	820	109
GNMA CMO, Ser 2009-106, Cl AS, IO
6.214%, 11/16/39 (A)	759	111
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	454	77
GNMA CMO, Ser 2009-24, Cl DS, IO
6.114%, 03/20/39 (A)	1,230	147
GNMA CMO, Ser 2009-25, Cl SE, IO
7.414%, 09/20/38 (A)	579	95
GNMA CMO, Ser 2009-43, Cl SA, IO
5.764%, 06/20/39 (A)	681	87
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,720	1,921
GNMA CMO, Ser 2009-6, Cl SH, IO
5.854%, 02/20/39 (A)	564	74
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	273	54
GNMA CMO, Ser 2009-65, Cl TS, IO
6.214%, 12/20/38 (A)	1,094	148
GNMA CMO, Ser 2009-66, Cl XS, IO
6.615%, 07/16/39 (A)	6,590	1,010
GNMA CMO, Ser 2009-67, Cl SA, IO
5.864%, 08/16/39 (A)	470	65
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	546
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	582	504
GNMA CMO, Ser 2009-83, Cl TS, IO
5.914%, 08/20/39 (A)	822	111
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	94

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	$491	$380
GNMA CMO, Ser 2010-4, Cl NS, IO
6.204%, 01/16/40 (A)	6,937	1,065
GNMA CMO, Ser 2010-47, Cl PX, IO
6.514%, 06/20/37 (A)	1,158	189
GNMA TBA
6.000%, 07/15/41	1,606	1,789
4.000%, 07/15/26 to 09/15/26	1,276	1,350
3.500%, 07/15/41 to 08/20/41	5,731	5,559
3.000%, 07/20/41 to 08/20/41	665	619
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	1,221	1,218
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.640%, 10/07/20 (A)	2,731	2,736
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.560%, 11/06/17 (A)	2,703	2,704
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.660%, 11/05/20 (A)	1,471	1,468
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.590%, 02/06/20 (A)	1,845	1,846

		350,609

Non-Agency Mortgage-Backed Obligations — 10.5%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.454%, 02/02/37 (A) (C)	304	285
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (C)	300	304
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (C)	325	327
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (C)	200	202
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (A) (C)	214	220
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.403%, 02/25/45 (A)	1,243	1,099
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	493	503
ASG Resecuritization Trust, Ser 2009- 2, Cl G60
5.371%, 05/24/36 (A) (C)	100	97
ASG Resecuritization Trust, Ser 2009- 2, Cl A55
5.371%, 05/24/36 (A) (C)	272	274
ASG Resecuritization Trust, Ser 2009- 3, Cl A65
5.594%, 03/26/37 (A) (C)	919	919
ASG Resecuritization Trust, Ser 2010- 3, Cl 2A22
0.408%, 10/28/36 (A) (C)	161	156

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	$413	$415
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	182	183
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	190	194
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	224	229
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	104	105
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	146	145
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	52	52
Banc of America Funding, Ser 2004-C, Cl 1A1
5.020%, 12/20/34 (A)	105	104
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.538%, 08/26/35 (A) (C)	224	235
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	114
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl A4
6.186%, 06/11/35	921	933
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl B
6.309%, 06/11/35	145	148
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	149	151
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	1,260	1,354
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	300
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	107
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	268	286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	$100	$109
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	629	692
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	246
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	97	104
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	824	883
Banc of America Merrill Lynch Commercial Mortgage, Ser 6, Cl A5
4.811%, 12/10/42	255	271
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.736%, 05/25/18 (A)	144	138
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.636%, 08/25/18 (A)	63	61
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	205
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	107	109
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	158	163
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	267	268
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (C)	191	195
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (C)	89	89
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	654	664
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (C)	234	235
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.192%, 04/26/37 (A) (C)	375	373
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (C)	145	141

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.995%, 02/26/47 (A) (C)	$79	$75
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.993%, 01/26/36 (A) (C)	207	201
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.283%, 07/26/45 (A) (C)	352	346
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.021%, 04/26/35 (A) (C)	150	149
BCAP LLC Trust, Ser 2011-RR4
5.000%, 08/26/37	213	210
BCAP LLC Trust, Ser 2011-RR5
4.172%, 11/26/12	300	287
0.344%, 05/26/36	304	277
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.137%, 05/25/34 (A)	137	139
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.340%, 08/25/35 (A)	216	203
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	67
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	32	32
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	185	187
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.229%, 06/11/41 (A) (C)	2,638	41
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.148%, 10/12/42 (A)	1,505	1,648
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.452%, 03/11/39 (A)	100	109
Chase Mortgage Finance, Ser 2003- S15, Cl 2A10
0.636%, 01/25/34 (A)	76	76
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	108	103
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.851%, 02/25/37 (A)	152	149
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.349%, 02/25/37 (A)	85	84
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
3.061%, 07/25/37 (A)	195	193
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.793%, 07/25/37 (A)	180	165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citicorp Mortgage Securities, Ser 2003- 6, Cl 1A2	$27	$27
4.500%, 05/25/33
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	121
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	150	147
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.284%, 11/25/38 (A) (C)	301	295
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.738%, 02/25/35 (A) (C)	123	122
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.266%, 02/25/47 (A) (C)	221	217
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.384%, 04/25/41	194	178
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AM
5.394%, 07/15/44 (A)	265	269
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.167%, 12/11/49 (A) (C)	14,497	122
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.107%, 01/15/46 (A) (C)	18,069	45
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	179	189
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	393	394
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	976	1,037
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl A4
5.306%, 12/10/46	306	328
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	187	189
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	294	289
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	518	536

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U. S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.533%, 08/25/18 (A)	$62	$65
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	186	191
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	131	136
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	72	74
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	376	390
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	370	386
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	174	179
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	141	150
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.724%, 10/25/33 (A)	1,255	1,062
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/36 (A)	561	594
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	236	246
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	126	130
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	723	743
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	378	403
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	188	189
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.661%, 03/15/39 (A)	364	397
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,754	1,879
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	78	78
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.211%, 06/28/47 (A) (C)	237	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
4.432%, 09/26/46 (A) (C)	$210	$203
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.326%, 10/26/37 (A) (C)	87	86
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (C)	100	96
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	236	237
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.156%, 07/28/36 (A) (C)	196	185
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.436%, 08/28/47 (A) (C)	600	599
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	228
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A2
4.528%, 11/10/46 (C)	136	140
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (C)	745	762
DBUBS Mortgage Trust, Ser 2011- LC2A, Cl A1
3.527%, 07/10/44 (C)	460	461
DBUBS Mortgage Trust, Ser 2011- LC2A, Cl A2
3.386%, 07/10/44 (C)	455	456
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.750%, 02/25/20 (A)	118	120
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.324%, 04/26/37 (A) (C)	106	100
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	804	838
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	527	524
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	370	377
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	207	209
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	134
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (C)	842	894
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,202	1,227

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2002-2A, Cl A3
5.349%, 08/11/36	$1,315	$1,355
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	1,975	2,042
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	19	19
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	53
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.670%, 05/10/40 (A)	94	98
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	191
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	180	194
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	361	358
GMAC Mortgage Loan Trust, Ser 2003- AR1, Cl A4
3.403%, 10/19/33 (A)	249	243
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	208	208
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	365	364
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	259	269
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	147	149
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (C)	22	22
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,340	1,384
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	11	11
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (D)	1,505	1,617
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	184	186
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	564	583
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	723

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/10/38 (A)	$2,250	$2,498
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,205	1,293
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	114	120
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	729	792
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.860%, 11/10/39 (A) (C)	3,517	85
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (C)	475	486
GS Mortgage Securities II, Ser 2011-GC3, Cl A2
3.645%, 03/10/44 (C)	264	268
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.447%, 10/25/33 (A)	605	606
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	230	242
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.686%, 06/25/35 (A)	149	146
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	109	109
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	50	47
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.644%, 10/25/34 (A)	1,714	1,487
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	737	765
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	152	158
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.536%, 05/25/36 (A)	143	133
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.536%, 08/25/36 (A)	211	188
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	52	52
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	86	87

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	$189	$197
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	192	196
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	103	105
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	42	43
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	179	190
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (A)	97	97
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	512	542
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	183	188
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	103	111
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.109%, 06/12/43 (A)	14,141	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	792	843
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	116	119
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	1,200	1,283
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	550	601
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	783	810
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	672	651
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	141	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/46 (C)	183	185
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.707%, 08/15/32 (A)	22	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.811%, 07/25/34 (A)	$66	$65
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.451%, 09/25/34 (A)	86	86
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	55	55
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.909%, 08/25/34 (A)	596	582
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.961%, 11/25/33 (A)	292	293
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.061%, 08/25/34 (A)	320	288
JPMorgan Reremic, Ser 2010-4, Cl 7A1
4.289%, 08/26/35 (A) (C)	161	159
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.951%, 07/15/44 (A)	129	137
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	113	116
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	48	48
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	106
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	133	142
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	374	382
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	216
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.160%, 02/15/41 (A) (C)	8,800	88
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.067%, 06/15/38 (A)	125	138
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	64	68
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	481	519
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A4
5.858%, 07/15/40 (A)	345	374

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.865%, 11/27/37 (A) (C)	$1	$1
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (C)	47	46
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (C)	246	242
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.874%, 11/21/34 (A)	300	296
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	220	220
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	68	71
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/35 (C)	131	85
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	642	666
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	296	308
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	141	147
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.799%, 07/25/33 (A)	67	64
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.226%, 02/25/34 (A)	745	713
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	129
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.220%, 11/12/37 (A)	225	246
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.327%, 01/12/44 (A)	120	114
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (A)	279	300
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.667%, 05/12/39 (A)	150	166
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,492
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.259%, 12/12/49 (A) (C)	3,850	51
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.710%, 04/25/29 (A)	101	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004- IQ8, Cl A4	$111	$113
4.900%, 06/15/40
Morgan Stanley Capital I, Ser 2004- T13, Cl A3
4.390%, 09/13/45	90	93
Morgan Stanley Capital I, Ser 2004- T15, Cl A3
5.030%, 06/13/41	53	54
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	95	99
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	286	310
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.179%, 11/14/42 (A)	54	56
Morgan Stanley Capital I, Ser 2005- T19, Cl A4A
4.890%, 06/12/47	1,285	1,386
Morgan Stanley Capital I, Ser 2006- HQ8, Cl AM
5.648%, 03/12/44 (A)	134	139
Morgan Stanley Capital I, Ser 2006- IQ12, Cl ANM
5.310%, 12/15/43	312	313
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	300	326
Morgan Stanley Capital I, Ser 2007- HQ11, IO
0.408%, 02/12/44 (A) (C)	9,662	86
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A1
5.357%, 12/15/44	122	125
Morgan Stanley Capital I, Ser 2007- IQ16, Cl A4
5.809%, 12/12/49	846	928
Morgan Stanley Capital I, Ser 2007- T27, Cl A4
5.641%, 06/11/42 (A)	100	111
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56	120	120
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	40	40
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	114
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	116
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	321
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	250	264

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 02/23/51	$900	$897
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.030%, 03/15/30 (A)	406	437
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	121	127
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	51	39
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (C)	226	226
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (C)	250	248
Residential Accredit Loans, Ser 2003- QS15, Cl A7
5.500%, 08/25/33	218	219
Residential Accredit Loans, Ser 2003- QS18, Cl A1
5.000%, 09/25/18	198	204
Residential Accredit Loans, Ser 2004- QA7, Cl A4
5.500%, 05/25/34	292	255
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	729	737
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	121	125
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	148	151
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.732%, 12/25/34 (A)	898	846
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (A)	20	20
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	134	135
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	30	30
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.217%, 09/25/33 (A)	203	198
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	92	93
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	122	122
Station Place Securitization Trust, Ser 2010-1, Cl A
1.186%, 12/20/42 (A) (C)	500	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003- 16, Cl A3
0.686%, 06/25/33 (A)	$187	$179
Structured Asset Securities, Ser 2003- 24A, Cl 3A2
2.524%, 07/25/33 (A)	358	323
Structured Asset Securities, Ser 2003- 32, Cl 1A1
5.212%, 11/25/33 (A)	122	127
Structured Asset Securities, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/33	247	251
Structured Asset Securities, Ser 2003- 37A, Cl 2A
5.031%, 12/25/33 (A)	131	133
Structured Asset Securities, Ser 2004- 5H, Cl A4
5.540%, 12/25/33	400	396
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.979%, 08/15/39 (A)	1,000	1,093
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	395	411
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	928	1,068
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	82	84
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	22	22
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	124	125
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.624%, 10/25/33 (A)	286	281
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.672%, 08/25/33 (A)	166	161
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.715%, 08/25/33 (A)	74	73
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.715%, 09/25/33 (A)	262	250
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	126	133
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.952%, 06/25/33 (A)	59	64
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	744	774
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.577%, 06/25/34 (A)	173	168

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.578%, 06/25/34 (A)	$115	$113
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	245	255
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	617	636
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	234	234
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	336	347
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.656%, 02/25/33 (A)	171	170
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.422%, 10/25/33 (A)	109	109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.447%, 11/25/33 (A)	193	190
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A8
4.880%, 05/25/34 (A)	86	86
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	75	75
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.823%, 12/25/34 (A)	281	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.823%, 12/25/34 (A)	281	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.920%, 12/25/34 (A)	135	135
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
3.498%, 06/25/34 (A)	485	466
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.877%, 07/25/34 (A)	256	243
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.908%, 09/25/34 (A)	139	134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.835%, 10/25/34 (A)	149	146
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.835%, 10/25/34 (A)	297	294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	96	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.819%, 06/25/35 (A)	$254	$244
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	125	123

		96,121

Total Mortgage-Backed Securities (Cost $433,188) ($ Thousands)		446,730

CORPORATE OBLIGATIONS — 21.5%

Consumer Discretionary — 1.2%
CBS
7.875%, 07/30/30	90	107
5.750%, 04/15/20	25	27
Comcast
6.500%, 01/15/17	1,275	1,486
5.850%, 11/15/15 (D)	465	527
Comcast Cable Communications
8.375%, 03/15/13 (D)	552	618
Comcast Cable Holdings
10.125%, 04/15/22	45	62
COX Communications
5.450%, 12/15/14	70	78
Cox Enterprises
7.375%, 07/15/27 (C)	50	57
Daimler Finance LLC
7.300%, 01/15/12	170	176
6.500%, 11/15/13	80	89
DIRECTV Holdings
6.000%, 08/15/40	515	522
4.600%, 02/15/21	100	101
Discovery Communications
4.375%, 06/15/21 (D)	248	246
Gap
5.950%, 04/12/21	690	663
Historic TW
9.150%, 02/01/23	200	269
Johnson Controls
4.250%, 03/01/21	65	65
Lowe’s MTN
7.110%, 05/15/37	110	133
Massachusetts Institute of Technology
5.600%, 07/01/11	115	118
NBCUniversal Media
5.950%, 04/01/41 (C)	50	51
4.375%, 04/01/21 (C)	206	204
2.875%, 04/01/16 (C)	362	363
Newell Rubbermaid
4.700%, 08/15/20	47	47
News America
7.300%, 04/30/28	150	167
7.250%, 05/18/18	50	59
6.650%, 11/15/37	25	27
6.150%, 03/01/37	445	451
6.150%, 02/15/41 (C) (D)	375	372
Staples
9.750%, 01/15/14 (D)	80	95
TCI Communications
8.750%, 08/01/15	210	258

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 02/15/28	$200	$231
Thomson Reuters
5.950%, 07/15/13	213	233
4.700%, 10/15/19	75	79
Time Warner
7.625%, 04/15/31	620	744
6.250%, 03/29/41 (D)	270	280
4.750%, 03/29/21	250	254
Time Warner Cable
8.250%, 04/01/19 (D)	200	249
7.300%, 07/01/38 (D)	110	128
6.750%, 07/01/18	800	928

		10,564

Consumer Staples — 0.7%
Altria Group
10.200%, 02/06/39	190	273
4.750%, 05/05/21 (D)	295	295
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,095	1,378
5.375%, 11/15/14	220	246
4.125%, 01/15/15	500	538
Bunge Finance
8.500%, 06/15/19	120	146
Cencosud
5.500%, 01/20/21 (C) (D)	180	180
Clorox
5.000%, 03/01/13	90	95
CVS Caremark
6.125%, 09/15/39	40	41
Diageo Capital
4.828%, 07/15/20	90	94
Diageo Finance BV
5.500%, 04/01/13	325	351
Kraft Foods
6.500%, 02/09/40 (D)	800	889
6.125%, 08/23/18 (D)	225	258
5.375%, 02/10/20	211	231
Kroger
7.500%, 04/01/31	30	36
5.400%, 07/15/40	14	13
PepsiCo
7.900%, 11/01/18	11	14
2.500%, 05/10/16 (D)	460	465
Philip Morris International
2.500%, 05/16/16	400	401
SABMiller
5.500%, 08/15/13 (C)	90	97
Woolworths
4.550%, 04/12/21 (C)	275	276

		6,317

Energy — 1.2%
Anadarko Petroleum
7.625%, 03/15/14	180	206
BP Capital Markets
4.742%, 03/11/21	495	511
3.875%, 03/10/15 (D)	185	195
CenterPoint Energy Resources
5.950%, 01/15/14	70	77
CNOOC Finance 2011
4.250%, 01/26/21 (C) (D)	250	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNPC HK Overseas Capital
5.950%, 04/28/41 (C)	$265	$262
ConocoPhillips
6.000%, 01/15/20	100	117
Encana
6.500%, 05/15/19 (D)	150	176
6.500%, 02/01/38	675	723
Energy Transfer Partners
9.000%, 04/15/19 (D)	215	267
6.050%, 06/01/41	60	58
4.650%, 06/01/21	330	323
ENI
5.700%, 10/01/40 (C)	300	280
Enterprise Products Operating
5.950%, 02/01/41	155	154
Halliburton
6.150%, 09/15/19	80	93
Husky Energy
7.250%, 12/15/19	283	339
Kerr-McGee
6.950%, 07/01/24	510	581
Marathon Petroleum
6.500%, 03/01/41 (C)	175	181
Petro-Canada
6.800%, 05/15/38	475	536
6.050%, 05/15/18	115	130
Pride International
6.875%, 08/15/20	290	337
Rockies Express Pipeline
3.900%, 04/15/15 (C)	505	512
Shell International Finance BV
4.300%, 09/22/19	300	315
3.100%, 06/28/15	60	63
Southern Union
8.250%, 11/15/29	675	811
Spectra Energy Capital
8.000%, 10/01/19	200	245
Spectra Energy Partners
2.950%, 06/15/16	95	95
Statoil
3.125%, 08/17/17	50	51
Suncor Energy
6.500%, 06/15/38	100	109
Talisman Energy
7.750%, 06/01/19	100	122
TC Pipelines
4.650%, 06/15/21	220	219
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,209
Tosco
7.800%, 01/01/27	65	84
TransCanada Pipelines
7.125%, 01/15/19	50	61
6.500%, 08/15/18	175	206
Transocean
6.500%, 11/15/20	120	134
Union Pacific Resources Group
7.150%, 05/15/28	52	58
Williams
7.875%, 09/01/21	672	833

		10,918

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 13.4%
ABB Treasury Center USA
4.000%, 06/15/21 (C)	$260	$255
2.500%, 06/15/16 (C)	1,085	1,077
Abbey National Treasury Services
4.000%, 04/27/16 (D)	550	546
2.875%, 04/25/14 (D)	155	156
ACE INA Holdings
5.600%, 05/15/15	100	111
Achmea Hypotheekbank
3.200%, 11/03/14 (C) (D)	975	1,023
Aflac
8.500%, 05/15/19 (D)	25	31
6.450%, 08/15/40	25	25
Allstate
5.000%, 08/15/14	70	77
Allstate Life Global Funding Trusts
MTN
5.375%, 04/30/13	610	657
American Express
7.250%, 05/20/14	105	120
7.000%, 03/19/18	170	200
American Express Credit MTN
7.300%, 08/20/13	680	757
5.125%, 08/25/14	390	426
1.096%, 06/24/14 (A)	370	370
American Honda Finance MTN
3.875%, 09/21/20 (C)	495	486
American International Group MTN
5.850%, 01/16/18	425	445
ANZ National Int’l
2.375%, 12/21/12 (C)	100	102
AON
6.250%, 09/30/40	19	20
3.500%, 09/30/15	11	11
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	186	193
Associates Corp of North America
6.950%, 11/01/18	200	226
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	530	551
Banco BTG Pactual
4.875%, 07/08/16 (C)	305	303
Bank of America
7.375%, 05/15/14	600	675
6.500%, 08/01/16 (D)	1,325	1,478
6.100%, 06/15/17	2,600	2,784
6.000%, 09/01/17	395	425
5.750%, 12/01/17	110	117
5.650%, 05/01/18 (D)	1,370	1,444
5.625%, 07/01/20	75	77
5.420%, 03/15/17	100	102
5.000%, 05/13/21	795	785
4.500%, 04/01/15	150	157
3.625%, 03/17/16 (D)	385	386
Bank of New York Mellon MTN
4.600%, 01/15/20	40	42
2.950%, 06/18/15 (D)	125	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Nova Scotia
3.400%, 01/22/15	$94	$99
2.375%, 12/17/13 (D)	100	103
1.450%, 07/26/13 (C)	1,505	1,522
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	100	105
Barclays Bank
5.200%, 07/10/14	150	162
5.125%, 01/08/20	760	771
5.000%, 09/22/16	1,450	1,560
2.500%, 01/23/13 (D)	150	153
BB&T
5.700%, 04/30/14	195	216
4.900%, 06/30/17	200	214
3.950%, 04/29/16 (D)	160	167
3.850%, 07/27/12	150	155
Bear Stearns
7.250%, 02/01/18 (D)	1,500	1,781
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	690	765
BlackRock
6.250%, 09/15/17	145	168
Blackstone Holdings Finance
5.875%, 03/15/21 (C)	295	295
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (C)	675	660
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C) (D)	540	544
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	250	256
Capital One Financial
7.375%, 05/23/14 (D)	225	257
6.750%, 09/15/17	145	168
Caterpillar Financial Services MTN
7.150%, 02/15/19 (D)	110	136
5.850%, 09/01/17 (D)	140	163
CDP Financial
3.000%, 11/25/14 (C)	900	936
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.773%, 02/01/27 (A)	560	461
Citigroup
8.125%, 07/15/39 (D)	275	344
6.500%, 08/19/13 (D)	250	272
6.375%, 08/12/14	425	470
6.125%, 05/15/18	115	127
6.010%, 01/15/15 (D)	325	358
6.000%, 08/15/17 (D)	620	679
5.375%, 08/09/20 (D)	245	256
5.300%, 01/07/16 (D)	1,350	1,454
3.953%, 06/15/16 (D)	555	568
0.807%, 08/25/36 (A)	1,500	1,113
Citigroup Funding
1.875%, 10/22/12	680	693
CME Group
5.750%, 02/15/14	46	51
CNA Financial
6.500%, 08/15/16	115	128
5.875%, 08/15/20	72	75

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 08/15/21	$230	$238
Comerica
3.000%, 09/16/15	35	35
Commonwealth Bank of Australia
2.125%, 03/17/14 (C) (D)	1,250	1,261
CommonWealth
6.650%, 01/15/18 ‡	60	67
6.250%, 08/15/16 ‡	100	109
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (C)	100	97
5.250%, 05/24/41	500	496
Credit Suisse
2.600%, 05/27/16 (C)	265	264
Credit Suisse New York
6.000%, 02/15/18 (D)	315	340
Credit Suisse NY MTN
5.300%, 08/13/19 (D)	250	266
Credit Suisse USA
5.125%, 08/15/15 (D)	170	187
Deutsche Bank MTN
4.875%, 05/20/13	750	797
3.875%, 08/18/14	100	105
2.375%, 01/11/13 (D)	1,355	1,375
Dexia Credit Local
2.750%, 04/29/14 (C)	1,795	1,819
Discover Financial Services
6.450%, 06/12/17	250	277
DnB Boligkreditt
2.100%, 10/14/15 (C)	1,890	1,868
ERAC USA Finance
2.250%, 01/10/14 (C)	58	59
ERP Operating
5.750%, 06/15/17 ‡ (D)	125	139
5.125%, 03/15/16 ‡	830	905
Farmers Exchange Capital
7.200%, 07/15/48 (C)	1,321	1,329
7.050%, 07/15/28 (C)	480	494
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (B) (C)	250	242
FUEL Trust
3.984%, 06/15/16 (C) (D)	200	198
General Electric Capital MTN
6.875%, 01/10/39 (D)	350	396
6.750%, 03/15/32	965	1,072
6.000%, 08/07/19	645	714
5.900%, 05/13/14 (D)	850	944
5.875%, 01/14/38	885	895
5.625%, 09/15/17	700	774
5.500%, 01/08/20	180	193
5.400%, 02/15/17 (D)	200	219
5.375%, 10/20/16 (D)	350	386
4.625%, 01/07/21	370	372
2.950%, 05/09/16 (D)	915	920
0.538%, 08/07/18 (A)	850	791
Goldman Sachs Group MTN
7.500%, 02/15/19 (D)	700	814
6.750%, 10/01/37	220	220
6.250%, 09/01/17	650	718
6.250%, 02/01/41	415	418

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 04/01/18	$780	$849
6.000%, 05/01/14	750	823
6.000%, 06/15/20 (D)	600	646
5.375%, 03/15/20 (D)	950	981
5.250%, 10/15/13 (D)	140	150
3.625%, 02/07/16 (D)	1,035	1,046
GTP Acquisition Partners I
4.347%, 06/15/16 (C)	144	144
Hartford Financial Services Group
5.500%, 03/30/20 (D)	250	258
HCP MTN
6.750%, 02/01/41 ‡ (D)	285	301
6.700%, 01/30/18 ‡	975	1,090
6.300%, 09/15/16 ‡	375	419
5.950%, 09/15/11 ‡	1,155	1,166
5.650%, 12/15/13 ‡	386	423
Health Care
6.500%, 03/15/41 ‡	145	142
6.125%, 04/15/20 ‡	1,775	1,901
Healthcare Realty Trust
6.500%, 01/17/17 ‡	1,400	1,558
HSBC Bank
4.125%, 08/12/20 (C)	100	97
1.625%, 07/07/14 (C)	200	200
HSBC Bank USA NY
4.625%, 04/01/14	175	187
HSBC Finance
6.676%, 01/15/21 (C)	1,000	1,026
5.500%, 01/19/16	140	153
4.750%, 07/15/13	160	169
HSBC Holdings
5.100%, 04/05/21 (D)	570	584
HSBC Holdings PLC
6.800%, 06/01/38 (D)	230	245
International Lease Finance
7.125%, 09/01/18 (C)	500	535
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	120	123
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	200	214
Jefferies Group
6.450%, 06/08/27	160	160
6.250%, 01/15/36	120	112
5.125%, 04/13/18	280	281
John Deere Capital MTN
5.750%, 09/10/18	100	115
JPMorgan Chase
6.000%, 01/15/18	115	128
4.625%, 05/10/21 (D)	257	255
3.700%, 01/20/15	110	114
3.450%, 03/01/16	385	392
3.150%, 07/05/16	430	433
JPMorgan Chase Bank
6.000%, 10/01/17 (D)	2,027	2,253
JPMorgan Chase Capital XIII
1.257%, 09/30/34 (A)	500	427
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (D)	383	379
KeyBank
5.800%, 07/01/14 (D)	250	274

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kilroy Realty
6.625%, 06/01/20 ‡	$160	$172
5.000%, 11/03/15 ‡	135	141
4.800%, 07/15/18 ‡	310	305
Korea Development Bank
3.250%, 03/09/16 (D)	374	373
Lazard Group
7.125%, 05/15/15 (D)	438	493
6.850%, 06/15/17 (D)	599	661
Lincoln National
4.850%, 06/24/21	10	10
Lloyds TSB Bank
6.375%, 01/21/21 (D)	1,065	1,109
5.800%, 01/13/20 (C) (D)	310	310
M&T Bank
5.375%, 05/24/12	80	83
Macquarie Group
7.300%, 08/01/14	1,475	1,651
7.300%, 08/01/14 (C)	120	134
6.250%, 01/14/21 (C)	96	96
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	365	506
MassMutual Global Funding II
2.875%, 04/21/14 (C)	100	105
MDC-GMTN B.V. MTN
5.500%, 04/20/21 (C)	205	205
Merrill Lynch
6.875%, 04/25/18 (D)	100	111
6.400%, 08/28/17	150	164
6.150%, 04/25/13 (D)	140	150
6.050%, 05/16/16	920	965
MetLife
6.750%, 06/01/16	390	454
6.400%, 12/15/36 (D)	695	678
5.875%, 02/06/41 (D)	105	106
Metropolitan Life Global Funding I
5.125%, 06/10/14 (C) (D)	100	109
2.875%, 09/17/12 (C)	200	204
2.500%, 01/11/13 (C)	110	112
2.500%, 09/29/15 (C)	520	519
Monumental Global Funding
5.500%, 04/22/13 (C)	65	70
Morgan Stanley
7.300%, 05/13/19	920	1,043
6.625%, 04/01/18 (D)	1,770	1,950
6.250%, 08/28/17	200	216
5.950%, 12/28/17	100	108
5.750%, 08/31/12	180	189
5.625%, 09/23/19 (D)	285	292
5.550%, 04/27/17 (D)	100	106
5.500%, 01/26/20 (D)	700	709
5.450%, 01/09/17	470	497
4.750%, 04/01/14 (D)	620	646
4.200%, 11/20/14	156	162
3.800%, 04/29/16 (D)	240	237
National Australia Bank
3.750%, 03/02/15 (C)	120	125
2.500%, 01/08/13 (C)	150	153
National Bank of Canada
1.650%, 01/30/14 (C)	870	882

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National City
6.875%, 05/15/19	$50	$58
4.900%, 01/15/15 (D)	200	219
National City Bank
0.622%, 06/07/17 (A)	1,300	1,218
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	83
2.625%, 09/16/12	25	26
Nationwide Mutual Insurance
9.375%, 08/15/39 (C)	75	93
NCUA Guaranteed Notes
2.350%, 06/12/17	2,127	2,133
New York Life Global Funding
4.650%, 05/09/13 (C)	150	160
3.000%, 05/04/15 (C)	720	745
Nomura Holdings
6.700%, 03/04/20 (D)	115	126
5.000%, 03/04/15	40	42
4.125%, 01/19/16	60	61
Nordea Bank
4.875%, 05/13/21 (C)	495	475
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	985	995
Pacific Life Global Funding MTN
5.150%, 04/15/13 (C)	100	106
5.000%, 05/15/17 (C)	50	52
Pipeline Funding
7.500%, 01/15/30 (C)	1,500	1,629
PNC Funding
5.125%, 02/08/20	90	96
Post Apartment Homes
4.750%, 10/15/17	700	710
Power Receivables Financial
6.290%, 01/01/12 (C)	54	54
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	133
5.300%, 04/24/13 (D)	125	134
5.100%, 04/15/14	225	245
Protective Life
8.450%, 10/15/39	365	402
Prudential Financial MTN
5.625%, 05/12/41	90	83
3.000%, 05/12/16 (D)	375	372
Prudential Holdings
8.695%, 12/18/23 (C)	1,200	1,455
1.122%, 12/18/17 (A) (C)	750	697
Prudential Insurance of America
8.300%, 07/01/25 (C)	150	185
Rabobank Nederland MTN
3.200%, 03/11/15 (C) (D)	200	207
Simon Property Group
10.350%, 04/01/19 ‡	130	180
6.750%, 05/15/14 ‡	50	57
5.650%, 02/01/20 ‡	38	41
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (C)	390	390
Stadshypotek
1.450%, 09/30/13 (C)	1,049	1,056

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Standard Chartered
3.200%, 05/12/16 (C)	$490	$485
Svensk Exportkredit
3.250%, 09/16/14	632	670
Swedbank Hypotek
2.950%, 03/28/16 (C)	425	432
Toronto-Dominion Bank
2.200%, 07/29/15 (C)	100	101
Toyota Motor Credit MTN
3.200%, 06/17/15	87	90
Travelers Property Casualty
7.750%, 04/15/26	100	126
UBS MTN
5.875%, 12/20/17	120	132
5.750%, 04/25/18	100	108
US Bancorp MTN
2.875%, 11/20/14	138	145
2.450%, 07/27/15	250	252
Wachovia
5.750%, 06/15/17 (D)	485	539
Wachovia Bank MTN
6.000%, 11/15/17	875	976
4.875%, 02/01/15	600	644
0.577%, 03/15/16 (A)	400	380
WEA Finance
7.500%, 06/02/14 (C)	1,140	1,314
7.125%, 04/15/18 (C)	60	70
6.750%, 09/02/19 (C)	70	79
4.625%, 05/10/21 (C)	260	252
Wells Fargo
5.625%, 12/11/17 (D)	180	199
3.676%, 06/15/16 (D)	390	401
Westpac Banking MTN
4.875%, 11/19/19 (D)	260	270
3.000%, 12/09/15	300	302
2.250%, 11/19/12	215	219
0.976%, 03/31/14 (A) (C)	1,200	1,201
WR Berkley
5.375%, 09/15/20	155	157
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (C)	1,750	1,767

		122,102

Government — 0.1%
Chile Government International Bond
3.875%, 08/05/20	260	261
Mexico Government International Bond MTN
6.375%, 01/16/13	200	215
Province of Ontario Canada
2.950%, 02/05/15	240	252
Province of Quebec Canada MTN
6.350%, 01/30/26	70	87

		815

Health Care — 0.4%
Amgen
5.750%, 03/15/40	62	63
5.650%, 06/15/42	777	778
4.500%, 03/15/20	22	23
4.100%, 06/15/21	245	243
3.450%, 10/01/20 (D)	50	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Coventry Health Care
5.950%, 03/15/17	$443	$474
5.450%, 06/15/21	235	240
Gilead Sciences
4.500%, 04/01/21	540	541
Medco Health Solutions
2.750%, 09/15/15	35	35
Pharmacia
6.500%, 12/01/18	120	142
Sanofi-Aventis
2.625%, 03/29/16	465	473
Thermo Fisher Scientific
3.200%, 03/01/16	225	232
UnitedHealth Group
6.875%, 02/15/38	150	172

		3,464

Industrials — 0.8%
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 01/31/21	19	19
BAE Systems Holdings
5.200%, 08/15/15 (C)	90	98
Burlington Northern Santa Fe
7.290%, 06/01/36	90	109
5.750%, 03/15/18	950	1,077
5.750%, 05/01/40 (D)	241	248
5.400%, 06/01/41	50	49
4.700%, 10/01/19	75	80
Canadian National Railway
5.850%, 11/15/17	50	58
Cargill
7.350%, 03/06/19 (C)	250	307
Caterpillar
5.200%, 05/27/41	620	620
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	274	294
Continental Airlines Pass-through Trust, Ser 2000-1
8.048%, 11/01/20	370	396
Continental Airlines Pass-through Trust, Ser 2009-2
7.250%, 11/10/19	190	205
Continental Airlines Pass-Through Trust, Ser A
5.983%, 04/19/22	540	555
CSX
6.250%, 03/15/18	155	179
Danaher
3.900%, 06/23/21	22	22
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/18 (D)	593	618
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/19	49	49
Hutchison Whampoa International
5.750%, 09/11/19 (C)	355	379
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.685%, 12/15/13 (A)	485	461

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Koninklijke Philips Electronics
5.750%, 03/11/18	$24	$27
Lockheed Martin
5.970%, 06/01/40 (C)	82	85
Norfolk Southern
6.000%, 05/23/11	158	156
Northrop Grumman
1.850%, 11/15/15	540	530
Pitney Bowes
5.600%, 03/15/18	25	27
5.000%, 03/15/15	50	54
4.875%, 08/15/14	50	54
Ryder System MTN
3.600%, 03/01/16	35	36
Tyco International
7.000%, 12/15/19	30	36
Tyco International Finance
8.500%, 01/15/19	50	63
Union Pacific
4.163%, 07/15/22 (C)	131	130
United Parcel Service of America
8.375%, 04/01/20	50	67
United Technologies
8.875%, 11/15/19	110	149
Verisk Analytics
5.800%, 05/01/21	190	201
Waste Management
4.750%, 06/30/20	93	96

		7,534

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	255	263
Arrow Electronics
6.875%, 07/01/13	25	27
6.875%, 06/01/18	95	106
6.000%, 04/01/20	45	48
Cisco Systems
5.900%, 02/15/39	150	159
5.500%, 01/15/40	100	100
Dell
5.650%, 04/15/18	90	100
Fiserv
3.125%, 06/15/16	295	293
Hewlett-Packard
4.300%, 06/01/21 (D)	290	293
HP Enterprise Services
7.450%, 10/15/29	125	159
International Business Machines
8.000%, 10/15/38	100	135
Intuit
5.750%, 03/15/17	75	84
Juniper Networks
5.950%, 03/15/41	145	149
Microsoft
5.300%, 02/08/41	800	821
4.500%, 10/01/40	14	13
1.625%, 09/25/15	90	89
National Semiconductor
3.950%, 04/15/15	100	106
Oracle
5.375%, 07/15/40 (C)	17	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 07/08/19 (D)	$200	$218
Xerox
8.250%, 05/15/14	90	106
4.500%, 05/15/21	13	13

		3,299

Materials — 0.4%
ArcelorMittal
6.750%, 03/01/41 (D)	160	159
5.500%, 03/01/21 (D)	213	213
Barrick
2.900%, 05/30/16 (C)	615	615
BHP Billiton Finance USA
6.500%, 04/01/19	125	150
Braskem Finance
5.750%, 04/15/21 (C)	215	216
Dow Chemical
8.550%, 05/15/19 (D)	348	449
7.600%, 05/15/14 (D)	190	220
5.900%, 02/15/15	215	242
E.I. du Pont de Nemours
4.900%, 01/15/41	25	24
1.950%, 01/15/16	40	39
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	58
PPG Industries
9.000%, 05/01/21	145	190
Praxair
5.200%, 03/15/17	70	79
4.375%, 03/31/14	75	81
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	96
Teck Resources
6.250%, 07/15/41	185	187
4.750%, 01/15/22	185	186
Union Carbide
7.750%, 10/01/96	50	54

		3,258

Sovereign — 0.2%
Hungary Government International Bond
6.375%, 03/29/21	458	483
Mexico Government International Bond MTN
5.125%, 01/15/20 (D)	270	292
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Qatar Government International Bond
4.000%, 01/20/15 (C)	645	676
Tennessee Valley Authority
5.250%, 09/15/39	40	42
4.625%, 09/15/60	60	56
United Mexican States MTN
6.050%, 01/11/40	290	309

		1,905

Telecommunication Services — 0.9%
America Movil
5.000%, 10/16/19 (D)	195	204
American Tower
5.050%, 09/01/20 (D)	129	127
4.500%, 01/15/18	425	425

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
8.000%, 11/15/31	$13	$17
6.400%, 05/15/38 (D)	175	188
6.300%, 01/15/38	435	461
5.500%, 02/01/18 (D)	100	111
5.350%, 09/01/40 (D)	423	401
4.850%, 02/15/14	200	217
4.450%, 05/15/21 (D)	95	97
BellSouth Telecommunications
6.300%, 12/15/15	137	147
British Telecommunications
9.875%, 12/15/30	45	62
5.950%, 01/15/18	200	221
Cellco Partnership
8.500%, 11/15/18	205	266
7.375%, 11/15/13	240	273
Centel Capital
9.000%, 10/15/19	65	76
CenturyLink
7.600%, 09/15/39	275	264
6.450%, 06/15/21	120	119
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	200
France Telecom
8.500%, 03/01/31	50	67
GTE
8.750%, 11/01/21 (D)	300	400
6.840%, 04/15/18	150	174
Telecom Italia Capital
6.999%, 06/04/18	150	164
4.950%, 09/30/14	620	646
Telefonica Emisiones SAU
6.221%, 07/03/17	205	226
5.462%, 02/16/21	23	23
2.582%, 04/26/13	695	702
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	210	206
Telemar Norte Leste
5.500%, 10/23/20 (C)	510	504
Verizon Communications
8.950%, 03/01/39	50	71
6.000%, 04/01/41	375	392
5.850%, 09/15/35	40	41
4.600%, 04/01/21	245	253
Verizon Global Funding
7.750%, 12/01/30	610	762
Vodafone Group
5.450%, 06/10/19	75	83

		8,590

Utilities — 1.8%
AEP Texas Central Transition Funding
5.170%, 01/01/18	375	423
5.090%, 07/01/15	1,300	1,424
4.980%, 07/01/13	264	274
AGL Capital
5.250%, 08/15/19	50	54
4.450%, 04/15/13	120	126
Alabama Power
6.125%, 05/15/38	18	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 12/01/22	$95	$106
Ameren
8.875%, 05/15/14	275	319
American Water Capital
6.085%, 10/15/17	100	115
Appalachian Power
5.950%, 05/15/33	100	102
Aquila
11.875%, 07/01/12	1,210	1,333
Atmos Energy
4.950%, 10/15/14	75	82
Carolina Power & Light
5.300%, 01/15/19	175	195
CenterPoint Energy Resources
4.500%, 01/15/21 (C)	81	82
Cleveland Electric Illuminating
7.880%, 11/01/17	170	208
Consolidated Edison of New York
5.700%, 06/15/40	38	40
Consumers Energy
6.700%, 09/15/19 (D)	100	120
Dominion Resources
8.875%, 01/15/19	675	874
6.400%, 06/15/18	180	209
DPL
6.875%, 09/01/11 (D)	467	471
Duke Energy
6.300%, 02/01/14	120	134
Duke Energy Carolinas
4.300%, 06/15/20	39	40
Duke Energy Indiana
3.750%, 07/15/20	52	52
EDF
4.600%, 01/27/20 (C)	200	208
Enel Finance International
6.000%, 10/07/39 (C)	375	339
5.125%, 10/07/19 (C)	100	101
Exelon Generation
6.250%, 10/01/39	40	40
5.200%, 10/01/19	35	37
4.000%, 10/01/20	120	113
Florida Power & Light
5.125%, 06/01/41	28	28
Great Plains Energy
4.850%, 06/01/21	60	60
Hydro Quebec
2.000%, 06/30/16	680	670
Jersey Central Power & Light
7.350%, 02/01/19	100	121
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C)	350	346
Massachusetts Electric
5.900%, 11/15/39 (C)	55	57
MidAmerican Energy
5.300%, 03/15/18	200	221
Midamerican Energy Holdings
6.500%, 09/15/37 (D)	180	203
Nevada Power
7.125%, 03/15/19	110	131
5.375%, 09/15/40	12	12

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Niagara Mohawk Power
4.881%, 08/15/19 (C)	$80	$85
Nisource Finance
6.125%, 03/01/22	1,000	1,102
5.950%, 06/15/41	195	191
Northern States Power
6.250%, 06/01/36 (D)	100	115
5.350%, 11/01/39	19	20
Oncor Electric Delivery
6.800%, 09/01/18	460	538
Pacific Gas & Electric
8.250%, 10/15/18	60	77
5.625%, 11/30/17	525	596
5.400%, 01/15/40	42	41
Pacificorp
6.250%, 10/15/37	90	102
5.650%, 07/15/18	175	199
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	714
PPL WEM Holdings
5.375%, 05/01/21 (C)	195	202
3.900%, 05/01/16 (C)	260	267
Progress Energy
6.850%, 04/15/12	229	240
PSEG Power
5.500%, 12/01/15	100	110
5.320%, 09/15/16	40	44
5.125%, 04/15/20	45	47
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	29
2.700%, 05/01/15	45	46
Public Service of Oklahoma
5.150%, 12/01/19	33	35
Sempra Energy
8.900%, 11/15/13	180	208
6.000%, 10/15/39	50	53
2.000%, 03/15/14 (D)	530	535
Southern California Edison
5.500%, 03/15/40	50	52
3.875%, 06/01/21	22	22
Southwestern Public Service
8.750%, 12/01/18	90	115
Texas-New Mexico Power
9.500%, 04/01/19 (C)	1,290	1,658

		16,933

Total Corporate Obligations (Cost $187,076) ($ Thousands)		195,699

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bills
0.034%, 09/08/11 (B)	310	310
U.S. Treasury Bonds
8.875%, 08/15/17	1,690	2,348
8.750%, 05/15/17 to 08/15/20	1,825	2,574
8.500%, 02/15/20	425	611
8.125%, 08/15/19	798	1,117
7.625%, 02/15/25	3,510	5,000
7.500%, 11/15/16	1,200	1,548
6.750%, 08/15/26	250	334
6.500%, 11/15/26	200	261
6.375%, 08/15/27	50	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 11/15/27	$500	$632
5.500%, 08/15/28	1,100	1,306
4.750%, 02/15/41 (D)	1,887	2,006
4.545%, 08/15/30 (B)	325	136
4.500%, 02/15/36	1,621	1,675
4.478%, 02/15/34 (B)	250	87
4.455%, 11/15/29 (B)	300	131
4.437%, 05/15/34 (B)	175	60
4.411%, 05/15/33 (B)	375	136
4.387%, 08/15/33 (B)	300	108
4.379%, 11/15/33 (B)	350	124
4.375%, 05/15/40 to 05/15/41 (D)	9,199	9,190
4.337%, 11/15/32 (B)	150	56
4.295%, 11/15/30 (B)	950	394
4.250%, 11/15/40 (D)	5,002	4,889
3.875%, 08/15/40	19,370	17,736
3.385%, 08/15/21 (B)	100	70
3.250%, 12/31/16	100	107
2.625%, 12/31/14 to 11/15/20 (D)	4,420	4,302
2.375%, 10/31/14	500	523
U.S. Treasury Inflation Protected Security
2.125%, 02/15/41	1,258	1,367
U.S. Treasury Notes
4.750%, 08/15/17	2,720	3,129
4.250%, 11/15/17	19,535	21,897
3.500%, 02/15/18	2,000	2,146
3.125%, 10/31/16 to 05/15/21 (D)	6,781	6,897
2.750%, 05/31/17 to 12/31/17	4,190	4,331
1.875%, 09/30/17 to 10/31/17	8,885	8,685
1.750%, 05/31/16	6,507	6,517
1.500%, 06/30/16	17,491	17,278
1.000%, 12/31/11 to 05/15/14 (D)	6,018	6,051
0.875%, 01/31/12	9,755	9,798
0.750%, 06/15/14 (D)	371	371
0.500%, 05/31/13 (D)	7,411	7,419
0.375%, 06/30/13	2,982	2,977
U.S. Treasury STRIPS (B)
6.291%, 05/15/24	200	119
5.118%, 11/15/27	200	97
5.044%, 05/15/26	100	53
5.000%, 08/15/25	100	55
4.966%, 11/15/31	50	20
4.871%, 08/15/27	700	345
4.867%, 02/15/24	75	45
4.810%, 05/15/36	100	31
4.763%, 02/15/27	700	355
4.758%, 05/15/29	100	45
4.714%, 08/15/19	1,350	1,062
4.710%, 08/15/24	500	293
4.698%, 02/15/28	600	288
4.693%, 05/15/28	600	284
4.624%, 05/15/27	700	350
4.544%, 11/15/20	1,050	766
4.518%, 02/15/30	850	366
4.350%, 02/15/32	150	58
4.339%, 11/15/26	1,000	514
4.312%, 11/15/24	150	87

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.283%, 02/15/17	$3,660	$3,247
4.271%, 05/15/30	200	85
4.120%, 05/15/19	875	697
3.829%, 08/15/18	400	331
3.809%, 11/15/17	1,550	1,330
3.805%, 02/15/22	600	407
3.727%, 08/15/20	3,250	2,405
3.664%, 02/15/18	725	614
3.385%, 11/15/16	200	180
3.125%, 11/15/21	200	138
3.113%, 05/15/20	3,624	2,722
3.094%, 05/15/18	250	210
3.037%, 02/15/16	100	93
2.991%, 08/15/17	1,000	868
2.775%, 02/15/15	100	96
2.753%, 02/15/20	200	153
1.179%, 02/15/14	1,200	1,178

Total U.S. Treasury Obligations (Cost $174,391) ($ Thousands)		176,686

ASSET-BACKED SECURITIES — 6.9%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	92	93
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	100	101
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	225	226
Ally Auto Receivables Trust, Ser 2010- 3, Cl A4
1.550%, 08/17/15	89	89
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	475	476
Ally Auto Receivables Trust, Ser 2010- 5, Cl A4
1.750%, 03/15/16	301	303
Ally Auto Receivables Trust, Ser 2011- 1, Cl A3
1.380%, 01/15/15	85	86
Ally Auto Receivables Trust, Ser 2011- 1, Cl A2
0.810%, 10/15/13	190	190
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	6	6
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	40	40
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	145	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	$75	$75
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	195	195
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (C)	56	56
Bank of America Auto Trust, Ser 2009- 3A, Cl A3
1.670%, 12/15/13 (C)	73	74
Bank of America Auto Trust, Ser 2010- 1A, Cl A4
2.180%, 02/15/17 (C)	100	102
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (C)	110	111
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	25	25
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	80	81
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	251
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	235	238
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	102
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	327	328
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	187	189
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	80	80
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	90
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	71	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	64	64
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	201	201
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	180	182
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	413	417

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	$75	$75
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.940%, 09/15/17	235	238
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (C)	100	102
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (C)	48	48
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	250	251
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	126
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	149
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	89	89
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	439	444
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	50	50
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	70	70
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	138

		6,862

Credit Cards — 0.8%
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.247%, 01/15/16 (A)	128	128
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4
0.217%, 03/16/15 (A)	241	241
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	915	969
Chase Issuance Trust, Ser 2008-A11, Cl A11
5.400%, 07/15/15	265	289
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	485	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	$435	$480
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	340	348
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
2.937%, 08/15/18 (A) (C)	1,305	1,372
Discover Card Master Trust, Ser 2007- A2, Cl A2
0.587%, 06/15/15 (A)	730	732
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.487%, 12/15/14 (A)	231	234
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	426	438
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.347%, 08/15/14 (A)	670	670
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	499	506

		6,947

Mortgage Related Securities — 1.8%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.236%, 01/25/34 (A)	505	451
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.836%, 12/25/34 (A)	1,183	1,083
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.726%, 03/25/35 (A)	1,080	1,036
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (C)	115	114
Argent Securities, Ser 2003 -W5, Cl M1
0.894%, 10/25/33 (A)	429	345
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.684%, 07/25/35 (A)	950	922
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.556%, 08/25/35 (A)	1,525	1,303
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.294%, 03/25/37 (A)	541	520
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.444%, 11/25/37 (A)	1,079	1,050
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.676%, 01/20/35 (A)	115	99

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.456%, 01/20/35 (A)	$92	$83
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.346%, 01/20/36 (A)	1,617	1,464
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.336%, 03/20/36 (A)	101	93
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	200	203
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.676%, 03/20/36 (A)	2,000	1,038
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.386%, 03/20/36 (A)	113	100
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.366%, 03/20/36 (A)	1,500	1,471
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.386%, 11/20/36 (A)	259	231
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.929%, 06/25/35 (A)	650	600
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.536%, 07/25/34 (A) (C)	206	199
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.936%, 01/25/35 (A)	55	54
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.226%, 01/25/37 (A)	16	16
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.236%, 12/25/36 (A)	8	8
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.169%, 08/25/33 (A)	257	154
Residential Asset Securities, Ser 2005- EMX3, Cl AI4
0.564%, 09/25/35 (A)	344	339
Residential Asset Securities, Ser 2005- KS9, Cl A3
0.556%, 10/25/35 (A)	100	95
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (C)	153	132
Saxon Asset Securities Trust, Ser 2003- 1, Cl AF6
4.795%, 06/25/33	93	95
Saxon Asset Securities Trust, Ser 2004- 1, Cl M1
0.989%, 03/25/35 (A)	1,744	1,370
Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/32	93	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2005- NC1, Cl A11
4.690%, 02/25/35	$187	$189
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,432

		16,379

Other Asset-Backed Securities — 3.6%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (C)	210	213
AH Mortgage Advance Trust, Ser 2011-1, PO
3.370%, 05/10/43 (C)	417	419
2.630%, 05/10/42 (C)	139	140
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,194	1,210
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	395	396
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.457%, 02/25/35 (A)	850	809
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (A)	400	375
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	482	512
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	110
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	129	128
CIT Education Loan Trust, Ser 2007-1, Cl A
0.337%, 03/25/42 (A) (C)	912	834
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	25	25
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	560	575
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	245	246
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.654%, 10/25/35 (A)	811	787
EFS Volunteer, Ser 2010-1, Cl A2
1.124%, 10/25/35 (A) (C)	800	759
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	350	355
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.435%, 11/17/20 (A) (C)	1,237	1,176

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.377%, 11/25/26 (A)	$867	$819
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.254%, 10/25/36 (A)	380	376
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	694	721
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,029	1,005
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.347%, 03/23/37 (A)	542	482
Nelnet Student Loan Trust, Ser 2005-4, Cl A3
0.376%, 06/22/26 (A)	538	521
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.349%, 11/23/22 (A)	341	335
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.354%, 10/26/26 (A)	106	105
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.327%, 05/27/25 (A)	1,049	978
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.907%, 11/25/24 (A)	1,318	1,370
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	50	50
Northstar Education Finance, Ser 2007-1, Cl A3
0.333%, 01/29/46 (A)	750	670
Park Place Securities, Ser 200-MHQ1, Cl M1
0.886%, 12/25/34 (A)	1,339	1,285
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (A) (C)	55	55
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (A) (C)	150	150
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	217	222
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	305	319
Real Estate Asset Trust, Ser 2011-3A, Cl A1
5.440%, 06/25/31 (C)	171	171
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	1,036	1,014
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.526%, 10/25/35 (A)	150	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	$188	$188
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	83	86
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	470
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.847%, 12/15/32 (A)	630	646
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.504%, 01/25/23 (A)	932	919
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.444%, 01/27/20 (A)	401	398
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.384%, 07/27/26 (A)	547	531
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.384%, 10/25/24 (A)	387	377
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.354%, 07/25/19 (A)	476	473
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.394%, 10/25/40 (A)	875	841
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.924%, 07/25/22 (A)	245	255
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.324%, 07/25/16 (A)	265	269
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.574%, 01/25/18 (A)	169	174
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.974%, 07/25/23 (A)	234	245
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.824%, 10/25/17 (A)	130	130
SLM Student Loan Trust, Ser 2008-9, Cl A
1.774%, 04/25/23 (A)	386	399
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.463%, 10/28/28 (A)	364	362
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.486%, 11/25/35 (A)	1,137	1,075
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.456%, 06/25/35 (A)	100	93
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.244%, 12/25/36 (A)	833	811
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.266%, 01/25/37 (A)	1,101	1,083

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U. S. Fixed Income Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.306%, 10/25/36 (A) (C)	$300	$298
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.284%, 03/25/37 (A)	593	585
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	518	541
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	240	247
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	675	667
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	865	865

		32,873

Total Asset-Backed Securities (Cost $62,071) ($ Thousands)		63,061

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
0.500%, 12/20/12	2,735	2,735
FICO
9.800%, 11/30/17	875	1,239
9.700%, 04/05/19	320	464
8.600%, 09/26/19	845	1,172
FICO STRIPS (B)
3.230%, 12/06/17	660	551
2.858%, 05/02/16	515	464
1.869%, 02/08/13	815	805
0.000%, 09/26/19	100	76
FNMA
5.375%, 06/12/17	50	58
3.477%, 06/01/17 (B)	600	513
0.625%, 10/14/11 (E)	2,900	2,901
Resolution Funding STRIPS
3.513%, 07/15/20 (B)	400	291
3.315%, 01/15/16 (B)	1,000	916

Total U.S. Government Agency Obligations (Cost $12,032) ($ Thousands)		12,185

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/50	80	90
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,431
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	240	262
Los Angeles Community College District, GO
6.750%, 08/01/49	250	285
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	250	280

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	$320	$372
North Texas Tollway Authority, RB
6.718%, 01/01/49	285	310
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	106
State of California, GO
7.600%, 11/01/40	320	369
7.300%, 10/01/39	820	909
6.650%, 03/01/22	175	197
State of Illinois, GO
5.877%, 03/01/19	200	206
5.665%, 03/01/18	1,300	1,348
5.365%, 03/01/17	200	207
5.100%, 06/01/33	810	689

Total Municipal Bonds (Cost $6,532) ($ Thousands)		7,061

COMMERCIAL PAPER — 1.1%
BNP Paribas Finance
0.230%, 07/18/11	2,455	2,455
Credit Suisse NY
0.200%, 07/14/11	2,465	2,465
National Rural Utilities Cooperative Finance
0.130%, 08/08/11	2,590	2,589
UBS Finance Delaware
0.180%, 07/13/11	2,435	2,435

Total Commercial Paper (Cost $9,944) ($ Thousands)		9,944

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.140%* † (F)	63,139,501	63,140

Total Affiliated Partnership (Cost $63,140) ($ Thousands)		63,140

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%*†	64,018,960	64,019

Total Cash Equivalent (Cost $64,019) ($ Thousands)		64,019

Total Investments — 113.9% (Cost $1,012,393)($ Thousands) ††		$1,038,525

WRITTEN OPTIONS **— 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires
11/21/20, Strike Inflation 0.00%	(1,490,000)	(6)

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

Description	Contracts	Market Value ($ Thousands)

September 2011 CBOT Future Call, Expires: 08/20/11, Strike Price:
$122.00	(30)	$(48)

Total Written Options (Premiums Received $(47)) ($ Thousands)		$(54)

A summary of the open futures contracts held by the Fund at June 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(23)	Sep-2011	$(5)
U.S. 2-Year Treasury Note	(60)	Oct-2011	(30)
U.S. 5-Year Treasury Note	(165)	Oct-2011	(109)
U.S. Long Treasury Bond	(69)	Sep-2011	44
U.S. Ultra Long Treasury Bond	26	Oct-2011	(28)

			$(128)

For the period ended June 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at June 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	100	$(30)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(471)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(136)

						$(637)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Capital	3-Month LIBOR	2.67%	06/18/17	2,875	$(12)
Barclays Capital	1.38%	3-Month LIBOR	06/18/14	6,860	10

					$(2)

Percentages are based on a Net Assets of $911,941 ($ Thousands)

*	Rate shown is the 7-day effective yield as of June 30, 2011.

**	Non-income producing security

†	Investment in Affiliated Security

‡	Real Estate Investment Trust

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2011. The date reported on the Schedule of Investments is the next reset date.

(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $61,203 ($ Thousands).

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2011. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of June 30, 2011 was $63,140 ($ Thousands).

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2011

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only—face amount represents notional amount

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0

††	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,012,393 ($ Thousands), and the unrealized appreciation and depreciation were $29,684 ($ Thousands) and $(3,552) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$446,730	$—	$446,730
Corporate Obligations	—	195,699	—	195,699
U.S. Treasury Obligations	—	176,686	—	176,686
Asset-Backed Securities	—	63,061	—	63,061
U.S. Government Agency Obligations	—	12,185	—	12,185
Commercial Paper	—	9,944	—	9,944
Municipal Bonds	—	7,061	—	7,061
Cash Equivalent	64,019	—	—	64,019
Affiliated Partnership	—	63,140	—	63,140

Total Investments in Securities	$64,019	$974,506	$—	$1,038,525

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(128)	$—	$—	$(128)
Credit Default Swaps*	—	(637)	—	(637)
Written Options	(48)	(6)	—	(54)
Interest Rate Swaps*	—	(2)	—	(2)

Total Other Financial Instruments	$(176)	$(645)	$—	$(821)

*	Future and Swap contracts are valued at unrealized depreciation on the instruments.

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 82.4%

Consumer Discretionary — 21.4%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (A)	$150	$—
0.000%, 01/15/09 (A)	225	—
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04	25	—
Affinion Group
11.500%, 10/15/15	2,100	2,168
7.875%, 12/15/18 (B)	1,455	1,360
Allison Transmission
7.125%, 05/15/19 (B)	2,031	1,975
AMC Entertainment
9.750%, 12/01/20 (B)	2,645	2,705
8.750%, 06/01/19	190	200
AMC Networks
7.750%, 07/15/21 (B)	2,265	2,367
American Achievement
10.875%, 04/15/16 (B)	3,255	2,929
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (B)	90	98
American Media
11.500%, 12/15/17 (B)	550	589
American Standard Americas
10.750%, 01/15/16 (B)	1,850	1,778
Ameristar Casinos
7.500%, 04/15/21 (B)	225	232
Armored Autogroup
9.250%, 11/01/18 (B)	1,235	1,223
Ashtead Capital
9.000%, 08/15/16 (B)	500	521
Aventi (Escrow Security)
0.000%, 10/15/49 (A) (J)	2,750	75
Avis Budget Car Rental
9.625%, 03/15/18	435	464
8.250%, 01/15/19	455	461
7.750%, 05/15/16	955	972
Beazer Homes USA
9.125%, 06/15/18	450	388
9.125%, 05/15/19 (B)	1,250	1,075
Belo
8.000%, 11/15/16	2,080	2,278
7.750%, 06/01/27	1,675	1,570
Bon-Ton Department Stores
10.250%, 03/15/14	790	790
Brands
6.625%, 04/01/21	320	327
Brown Shoe
7.125%, 05/15/19 (B)	975	931
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	859
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (B)	6,400	6,336
Cablevision Systems
8.000%, 04/15/20	852	914
7.750%, 04/15/18	792	844
CCO Holdings
8.125%, 04/30/20	1,308	1,413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.875%, 04/30/18	$1,900	$2,002
7.250%, 10/30/17	555	575
7.000%, 01/15/19	2,860	2,946
7.000%, 01/15/19 (B)	1,660	1,706
Cedar Fair
9.125%, 08/01/18	2,135	2,279
Cengage Learning Holdco PIK
13.750%, 07/15/15 (B)	3,300	3,019
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (B)	3,648	3,794
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	963	732
Chrysler Group
8.250%, 06/15/21 (B)	1,865	1,828
8.000%, 06/15/19 (B)	1,070	1,051
Chukchansi Economic Development Authority
3.917%, 11/15/12 (B) (C)	1,945	1,585
Cinemark USA
7.375%, 06/15/21 (B)	145	144
Citadel Broadcasting
7.750%, 12/15/18 (B)	450	478
CityCenter Holdings
7.625%, 01/15/16 (B)	960	991
CKE Restaurants
11.375%, 07/15/18	5,175	5,654
Claire’s Stores
8.875%, 03/15/19 (B)	710	664
Clear Channel Communications
9.000%, 03/01/21 (B)	2,705	2,590
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,460	2,681
Cleveland Unlimited
13.500%, 12/15/10 (A) (B) (C)	4,304	3,013
Columbus International
11.500%, 11/20/14 (B)	1,295	1,471
Community Health Systems
8.875%, 07/15/15	2,615	2,693
CSC Holdings
8.625%, 02/15/19	2,200	2,481
Cumulus Media
7.750%, 05/01/19 (B)	1,200	1,158
Dana (Escrow Security)
7.000%, 03/01/09 (A)	850	21
7.000%, 03/01/09 (A)	350	9
6.500%, 03/15/08 (A)	200	5
6.500%, 03/15/08 (A)	100	3
Dana Holding
6.750%, 02/15/21	1,838	1,813
6.500%, 02/15/19	1,718	1,701
Dave & Buster’s
11.000%, 06/01/18	1,270	1,359
Dave & Buster’s Parent
12.405%, 02/15/16 (B) (K)	6,445	3,641
DCP
10.750%, 08/15/15 (B)	2,220	1,967
Delphi
5.875%, 05/15/19 (B)	1,759	1,723
Dex One PIK
12.000%, 01/29/17	964	417

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diamond Resorts	$3,000	$3,180
12.000%, 08/15/18 (B)
DineEquity
9.500%, 10/30/18 (B)	5,255	5,702
DISH DBS
7.875%, 09/01/19	2,590	2,794
6.750%, 06/01/21 (B)	805	825
Dollar General PIK
11.875%, 07/15/17	1,505	1,716
Dunkin’ Brands
9.625%, 12/01/18 (B)	2,098	2,116
Easton-Bell Sports
9.750%, 12/01/16	2,365	2,607
Echostar DBS
7.125%, 02/01/16	2,095	2,210
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,108
Eldorado Resorts
8.625%, 06/15/19 (B)	3,820	3,553
Empire Today
11.375%, 02/01/17 (B)	600	618
Entravision Communications
8.750%, 08/01/17	1,595	1,651
Equinox Holdings
9.500%, 02/01/16 (B)	940	987
Exide Technologies
8.625%, 02/01/18 (B)	1,300	1,352
Ferrellgas
9.125%, 10/01/17	2,100	2,255
6.500%, 05/01/21 (B)	1,875	1,772
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A)(B)	3,125	2
Ford Motor
7.450%, 07/16/31	1,165	1,321
Giraffe Acquisition
9.125%, 12/01/18 (B)	1,025	964
Goodyear Tire & Rubber
10.500%, 05/15/16	141	159
8.750%, 08/15/20	380	417
8.250%, 08/15/20	905	977
Greektown Superholdings
13.000%, 07/01/15	1,740	1,953
13.000%, 07/01/15	2,740	3,076
GWR Operating Partnership LLP
10.875%, 04/01/17	760	823
Hanesbrands
8.000%, 12/15/16	3,675	3,923
6.375%, 12/15/20	630	611
Harrah’s Operating
11.250%, 06/01/17	5,135	5,668
10.000%, 12/15/18	4,393	3,965
Hertz
7.500%, 10/15/18 (B)	1,470	1,514
6.750%, 04/15/19 (B)	220	218
Hillman Group
10.875%, 06/01/18	710	766
10.875%, 06/01/18 (B)	140	151
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (B)	1,500	1,478
Icon Health & Fitness
11.875%, 10/15/16 (B)	615	627

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inergy	$551	$587
8.750%, 03/01/15
7.000%, 10/01/18	1,440	1,454
6.875%, 08/01/21 (B)	225	225
International Automotive Components Group SL
9.125%, 06/01/18 (B)	875	895
inVentiv Health
10.000%, 08/15/18 (B)	910	892
10.000%, 08/15/18 (B)	2,660	2,527
J Crew Group
8.125%, 03/01/19 (B)	905	871
Jaguar Land Rover
8.125%, 05/15/21 (B)	1,305	1,315
Jarden
7.500%, 05/01/17	1,550	1,610
JC Penney
7.950%, 04/01/17	630	710
5.750%, 02/15/18	110	112
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19 (B)	2,325	2,372
Knowledge Learning
7.750%, 02/01/15 (B)	1,000	981
Lamar Media
7.875%, 04/15/18	542	568
Laureate Education
11.750%, 08/15/17 (B)	1,100	1,200
10.000%, 08/15/15 (B)	525	549
Lear
7.875%, 03/15/18	370	398
Libbey Glass
10.000%, 02/15/15	523	567
Liberty Media LLC
8.250%, 02/01/30	1,970	1,901
Lions Gate Entertainment
10.250%, 11/01/16 (B)	3,290	3,348
Liz Claiborne
10.500%, 04/15/19 (B)	1,550	1,581
M/I Homes
8.625%, 11/15/18	1,820	1,790
Marina District Finance
9.875%, 08/15/18 (B)	1,770	1,836
9.500%, 10/15/15 (B)	305	317
McClatchy
11.500%, 02/15/17	2,845	3,023
MDC Partners
11.000%, 11/01/16 (B)	1,540	1,711
11.000%, 11/01/16	3,280	3,678
MediMedia USA
11.375%, 11/15/14 (B)	2,100	1,806
MGM Mirage
7.500%, 06/01/16	1,005	955
6.875%, 04/01/16	1,360	1,275
MGM Resorts International
11.375%, 03/01/18	4,525	5,079
11.125%, 11/15/17	1,625	1,857
9.000%, 03/15/20	3,840	4,205
Michaels Stores
13.000%, 11/01/11 (E)	365	378
7.750%, 11/01/18 (B)	955	957
Millennium (Escrow Security)
7.625%, 11/15/26 (A)	175	—

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MTR Gaming Group	$3,415	$3,530
12.625%, 07/15/14
Nexstar Broadcasting
8.875%, 04/15/17	1,875	1,973
Nielsen Finance
7.750%, 10/15/18 (B)	3,680	3,864
Norcraft
10.500%, 12/15/15 (B)	880	893
10.500%, 12/15/15	550	558
Ono Finance II
10.875%, 07/15/19 (B)	1,522	1,621
Peninsula Gaming
10.750%, 08/15/17 (B)	1,600	1,748
8.375%, 08/15/15	2,100	2,205
Petco Animal Supplies
9.250%, 12/01/18 (B)	950	1,009
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,092
Quebecor Media
7.750%, 03/15/16	1,210	1,251
7.750%, 03/15/16	210	217
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (A)(F)	1,725	—
0.000%, 03/15/16 (G)(H)	1,915	101
Quiksilver
6.875%, 04/15/15	1,610	1,566
QVC
7.500%, 10/01/19 (B)	2,755	2,920
7.375%, 10/15/20 (B)	415	437
Rent-A-Center
6.625%, 11/15/20	750	746
Reynolds Group Issuer
9.000%, 04/15/19 (B)	3,645	3,599
8.750%, 05/15/18 (B)	1,185	1,164
8.500%, 10/15/16 (B)	2,100	2,189
8.250%, 02/15/21 (B)	2,153	2,013
6.875%, 02/15/21 (B)	250	244
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	4,007
RJ Tower
12.000%, 06/01/13 (A)	172	1
RSC Equipment Rental
10.000%, 07/15/17 (B)	1,750	1,951
8.250%, 02/01/21	2,919	2,904
Salem Communications
9.625%, 12/15/16	888	936
San Pasqual Casino
8.000%, 09/15/13 (B)	1,670	1,653
Sbarro
10.375%, 02/01/15 (A)(G)	674	169
Sealy Mattress
8.250%, 06/15/14	2,776	2,783
Seneca Gaming
8.250%, 12/01/18 (B)	3,905	4,032
Service International
7.625%, 10/01/18	55	60
7.000%, 06/15/17	310	334
7.000%, 05/15/19	560	589
Seven Seas Cruises S de RL
9.125%, 05/15/19 (B)	1,265	1,303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shingle Springs Tribal Gaming Authority	$300	$207
9.375%, 06/15/15 (B)
Simmons Bedding
11.250%, 07/15/15 (B)	2,325	2,441
Sinclair Television Group
9.250%, 11/01/17 (B)	1,520	1,668
8.375%, 10/15/18	1,575	1,654
Sirius XM Radio
9.750%, 09/01/15 (B)	1,425	1,568
8.750%, 04/01/15 (B)	1,300	1,433
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,575	1,610
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	750	763
Standard Pacific
10.750%, 09/15/16	955	1,082
8.375%, 05/15/18	377	374
Steinway Musical Instruments
7.000%, 03/01/14 (B)	847	857
Stewart Enterprises
6.500%, 04/15/19 (B)	585	584
Stoneridge
9.500%, 10/15/17 (B)	930	1,028
Tenneco
6.875%, 12/15/20	480	488
Travelport LLC
11.875%, 09/01/16	1,300	1,118
4.879%, 09/01/14 (C)	601	512
UCI International
8.625%, 02/15/19	610	628
United Rentals North America
10.875%, 06/15/16	2,600	2,909
9.250%, 12/15/19	770	835
8.375%, 09/15/20	2,822	2,857
Univision Communications
8.500%, 05/15/21 (B)	2,800	2,793
7.875%, 11/01/20 (B)	1,700	1,742
UPC Holding
9.875%, 04/15/18 (B)	4,060	4,507
Vail Resorts
6.500%, 05/01/19 (B)	1,905	1,915
Videotron
9.125%, 04/15/18	800	893
Visant
10.000%, 10/01/17	2,130	2,205
Visteon
6.750%, 04/15/19 (B)	315	304
WMG Acquisition
9.500%, 06/15/16	1,595	1,683
Wynn Las Vegas
7.875%, 11/01/17	110	120
7.750%, 08/15/20	2,410	2,618
XM Satellite Radio
13.000%, 08/01/13 (B)	3,680	4,315
7.625%, 11/01/18 (B)	4,555	4,760
YCC Holdings PIK
10.250%, 02/15/16 (B)	3,340	3,348

		326,106

Consumer Staples — 3.4%
American Rock Salt
8.250%, 05/01/18 (B)	2,150	2,158

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

B&G Foods	$310	$326
7.625%, 01/15/18
Beverages & More
9.625%, 10/01/14 (B)	3,000	3,180
BI-LO
9.250%, 02/15/19 (B)	2,550	2,582
Bumble Bee Acquisition
9.000%, 12/15/17 (B)	2,475	2,487
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (B)	1,750	1,593
Constellation Brands
7.250%, 09/01/16	600	656
7.250%, 05/15/17	1,170	1,272
Cott Beverages
8.375%, 11/15/17	2,165	2,268
8.125%, 09/01/18	950	995
Darling International
8.500%, 12/15/18 (B)	550	594
Dean Foods
7.000%, 06/01/16	1,260	1,247
Del Monte Foods
7.625%, 02/15/19 (B)	3,385	3,419
Diversey
8.250%, 11/15/19	1,075	1,261
Diversey Holdings
10.500%, 05/15/20	51	63
Dole Food
8.000%, 10/01/16 (B)	205	215
Elizabeth Arden
7.375%, 03/15/21	200	208
Fleming
10.125%, 04/01/08 (A)	1,053	—
Michael Foods
9.750%, 07/15/18 (B)	830	888
NBTY
9.000%, 10/01/18 (B)	1,980	2,089
Pantry
7.750%, 02/15/14	2,000	1,995
Rite Aid
10.250%, 10/15/19	150	165
9.750%, 06/12/16	2,410	2,660
9.500%, 06/15/17	3,590	3,276
8.000%, 08/15/20	8,105	8,733
7.500%, 03/01/17	475	471
Spectrum Brands Holdings PIK
12.000%, 08/28/19	1,787	1,975
Spectrum Brands Holdings
9.500%, 06/15/18 (B)	520	569
SuperValu
8.000%, 05/01/16	1,280	1,306
US Foodservice
8.500%, 06/30/19 (B)	1,300	1,261
Viskase
9.875%, 01/15/18 (B)	1,075	1,121
9.875%, 01/15/18 (B)	75	78

		51,111

Energy — 8.5%
American Petroleum Tankers Parent
10.250%, 05/01/15	878	918
Antero Resources Finance
9.375%, 12/01/17	1,115	1,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aquilex Holdings	$900	$875
11.125%, 12/15/16
Arch Coal
8.750%, 08/01/16	1,975	2,143
7.250%, 06/15/21 (B)	275	275
7.000%, 06/15/19 (B)	450	449
Berry Petroleum
6.750%, 11/01/20	900	904
BreitBurn Energy Partners
8.625%, 10/15/20	1,020	1,076
Brigham Exploration
8.750%, 10/01/18	790	861
6.875%, 06/01/19 (B)	200	199
Bristow Group
7.500%, 09/15/17	1,680	1,760
Calumet Specialty Products Partners
9.375%, 05/01/19 (B)	1,510	1,555
Chaparral Energy
8.250%, 09/01/21	1,880	1,894
Chesapeake Energy
6.875%, 08/15/18	2,400	2,520
6.875%, 11/15/20	44	46
6.625%, 08/15/20	1,089	1,146
Cloud Peak Energy Resources
8.250%, 12/15/17	675	722
Comstock Resources
7.750%, 04/01/19	3,940	3,970
Consol Energy
8.250%, 04/01/20	1,450	1,580
8.000%, 04/01/17	1,550	1,689
Continental Resources
7.375%, 10/01/20	2,200	2,337
Copano Energy
7.750%, 06/01/18	3,560	3,667
Crestwood Midstream Partners
7.750%, 04/01/19 (B)	1,750	1,737
Crosstex Energy
8.875%, 02/15/18	1,845	1,965
Dresser-Rand Group
6.500%, 05/01/21 (B)	1,360	1,401
Dynegy Holdings
7.750%, 06/01/19	1,255	913
Eagle Rock Energy Partners LP
8.375%, 06/01/19 (B)	5,735	5,721
El Paso
7.750%, 01/15/32	295	343
7.420%, 02/15/37	950	1,056
7.250%, 06/01/18	280	315
6.950%, 06/01/28	295	319
Encore Acquisition
9.500%, 05/01/16	415	461
Energy Transfer Equity
7.500%, 10/15/20	2,893	3,067
EV Energy Partners
8.000%, 04/15/19 (B)	855	858
EXCO Resources
7.500%, 09/15/18	3,860	3,754
Forest Oil
8.500%, 02/15/14	75	81
8.000%, 12/15/11	585	600
7.250%, 06/15/19	2,910	2,968

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMX Resources	$510	$474
11.375%, 02/15/19 (B)
Helix Energy Solutions Group
9.500%, 01/15/16 (B)	1,330	1,370
Hercules Offshore
10.500%, 10/15/17 (B)	905	946
Hilcorp Energy I
8.000%, 02/15/20 (B)	765	822
7.625%, 04/15/21 (B)	505	528
HollyFrontier
9.875%, 06/15/17	615	686
James River Escrow
7.875%, 04/01/19 (B)	1,920	1,901
Key Energy Services
6.750%, 03/01/21	235	235
Kinder Morgan Finance
6.000%, 01/15/18 (B)	3,080	3,195
Laredo Petroleum
9.500%, 02/15/19 (B)	2,255	2,379
Linn Energy
8.625%, 04/15/20	1,430	1,552
7.750%, 02/01/21 (B)	610	634
6.500%, 05/15/19 (B)	300	297
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,095
MEG Energy
6.500%, 03/15/21 (B)	616	619
Milagro Oil & Gas
10.500%, 05/15/16 (B)	1,700	1,598
Murray Energy
10.250%, 10/15/15 (B)	1,020	1,071
Newfield Exploration
7.125%, 05/15/18	3,040	3,222
6.875%, 02/01/20	850	903
NFR Energy
9.750%, 02/15/17 (B)	1,070	1,038
Oasis Petroleum
7.250%, 02/01/19 (B)	925	918
Ocean Rig UDW
9.500%, 04/27/16	1,700	1,691
OPTI Canada
9.000%, 12/15/12 (B)	3,650	3,668
Parker Drilling
9.125%, 04/01/18	2,505	2,643
Penn Virginia
10.375%, 06/15/16	400	443
Petrohawk Energy
7.250%, 08/15/18	8,445	8,667
PetroHawk Energy
7.875%, 06/01/15	1,105	1,157
Petroleum Development
12.000%, 02/15/18	2,000	2,220
Pioneer Drilling
9.875%, 03/15/18	515	551
Plains Exploration & Production
10.000%, 03/01/16	85	96
7.750%, 06/15/15	75	78
7.625%, 06/01/18	550	578
7.625%, 04/01/20	325	341
7.000%, 03/15/17	2,200	2,266
Quicksilver Resources
11.750%, 01/01/16	2,500	2,863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 04/01/16	$2,004	$1,974
Range Resources
8.000%, 05/15/19	3,500	3,798
Regency Energy Partners
9.375%, 06/01/16	1,085	1,210
6.875%, 12/01/18	2,460	2,546
SandRidge Energy
8.000%, 06/01/18 (B)	325	332
7.500%, 03/15/21 (B)	3,855	3,903
Targa Resources Partners
7.875%, 10/15/18 (B)	1,845	1,946
Tesoro
9.750%, 06/01/19	950	1,062
Thermon Industries
9.500%, 05/01/17	1,237	1,327
Trinidad Drilling
7.875%, 01/15/19 (B)	550	569
Unit
6.625%, 05/15/21	300	300

		129,056

Financials — 10.2%
Alliant Holdings I
11.000%, 05/01/15 (B)	2,950	3,120
Ally Financial
8.000%, 11/01/31	2,610	2,825
6.750%, 12/01/14	1,053	1,087
6.250%, 12/01/17 (B)	3,185	3,164
American Capital
7.960%, 12/31/13 (B)	285	286
American International Group
8.175%, 05/15/58 (C)	1,480	1,617
BAC Capital Trust VI
5.625%, 03/08/35	2,075	1,788
Bank of America
8.000%, 12/29/49 (C)	1,190	1,243
Bankrate
11.750%, 07/15/15 (B)	1,107	1,262
Cardtronics
8.250%, 09/01/18	2,175	2,319
Cemex Finance
9.500%, 12/14/16 (B)	250	258
CEVA Group
11.625%, 10/01/16 (B)	2,925	3,181
11.500%, 04/01/18 (B)	2,500	2,631
CIT Group
7.000%, 05/01/14	151	153
7.000%, 05/01/15	1	1
7.000%, 05/04/15 (B)	270	270
7.000%, 05/01/16	2,626	2,616
7.000%, 05/02/16 (B)	451	449
7.000%, 05/01/17	2,007	2,002
7.000%, 05/02/17 (B)	11,492	11,463
6.625%, 04/01/18 (B)	570	594
Citigroup Capital XXI
8.300%, 12/21/57 (C)	870	890
City National Bank
9.000%, 08/12/19	3,384	3,935
CNO Financial Group
9.000%, 01/15/18 (B)	1,450	1,537
Credit Acceptance
9.125%, 02/01/17 (B)	1,300	1,388
9.125%, 02/01/17	2,400	2,568

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

E*Trade Financial PIK
12.500%, 11/30/17	$1,586	$1,856
FireKeepers Development Authority
13.875%, 05/01/15 (B)	3,450	3,985
Ford Motor Credit
6.625%, 08/15/17	1,145	1,217
5.000%, 05/15/18	2,470	2,462
Ford Motor Credit LLC
12.000%, 05/15/15	1,280	1,587
8.000%, 12/15/16	800	900
Fresenius U.S. Finance II
9.000%, 07/15/15 (B)	300	339
Genworth Financial
6.150%, 11/15/66 (C)	850	618
HBOS Capital Funding LP
6.071%, 06/30/49 (B) (C)	1,435	1,241
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (C)	2,250	—
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	275	284
HSH Nordbank
7.250%, 06/30/11 (A)	2,795	1,399
HUB International Holdings
9.000%, 12/15/14 (B)	2,381	2,429
Icahn Enterprises
7.750%, 01/15/16	1,940	1,991
ILFC E-Capital Trust I
5.740%, 12/21/65 (B) (C)	830	677
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	2,315	1,968
ING Groep
5.775%, 12/29/49 (C)	1,680	1,546
Interactive Data
10.250%, 08/01/18 (B)	1,200	1,305
International Lease Finance
8.250%, 12/15/20	400	432
Ironshore Holdings US
8.500%, 05/15/20 (B)	4,600	5,039
Kennedy-Wilson
8.750%, 04/01/19 (B)	2,250	2,264
Liberty Mutual Group
7.000%, 03/15/37 (B) (C)	1,275	1,218
Lloyds Banking Group
6.657%, 05/21/37 (B)	260	188
6.267%, 11/14/16 (B)	480	353
5.920%, 09/29/49 (B) (C)	605	445
Lyondell Chemical
8.000%, 11/01/17 (B)	973	1,082
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
MPT Operating Partnership
6.875%, 05/01/21 ‡ (B)	4,005	3,935
National Life Insurance
10.500%, 09/15/39 (B)	990	1,276
NCO Group
11.875%, 11/15/14	1,950	1,648
NSG Holdings
7.750%, 12/15/25 (B)	3,000	2,940
Nuveen Investments
10.500%, 11/15/15	6,410	6,554
Offshore Group Investments
11.500%, 08/01/15	4,025	4,377

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

11.500%, 08/01/15 (B)	$115	$125
Ohio Casualty
7.300%, 06/15/14	905	985
Omega Healthcare Investors
7.500%, 02/15/20 ‡	3,495	3,705
6.750%, 10/15/22 ‡ (B)	840	828
PHH
9.250%, 03/01/16	980	1,072
Pinafore
9.000%, 10/01/18 (B)	2,020	2,177
Pinnacle Foods Finance
10.625%, 04/01/17	1,660	1,770
8.250%, 09/01/17	600	623
PNC Preferred Funding Trust II
6.249%, 03/29/49 (B) (C)	4,670	4,063
Realogy
7.875%, 02/15/19 (B)	791	783
Regions Bank
7.500%, 05/15/18	750	784
Regions Financial
5.750%, 06/15/15	230	227
Regions Financing Trust II
6.625%, 05/15/47 (C)	2,055	1,829
RESPARCS Funding I MTN
8.000%, 06/30/11	740	377
Sabra Health Care
8.125%, 11/01/18 ‡	4,300	4,300
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (B)	2,500	2,444
4.204%, 02/01/14 (B) (C)	500	450
Spencer Spirit Holdings
11.000%, 05/01/17 (B)	1,905	1,953
SunTrust Capital VIII
6.100%, 12/15/36 (C)	1,785	1,749
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,404
UPCB Finance III
6.625%, 07/01/20 (B)	1,300	1,284
USB Realty
6.091%, 12/29/49 (B) (C)	3,300	2,879
USI Holdings
9.750%, 05/15/15 (B)	4,619	4,631
XL Capital
6.500%, 12/31/49 (C)	1,900	1,743
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,485	1,563
8.500%, 02/15/15	900	927

		154,877

Health Care — 9.3%
Accellent
10.000%, 11/01/17	1,580	1,548
8.375%, 02/01/17	2,275	2,352
Alere
9.000%, 05/15/16	4,850	5,050
American Renal Associates Holdings PIK
9.750%, 03/01/16 (B)	2,357	2,434
American Renal Holdings
8.375%, 05/15/18	2,570	2,618
Aurora Diagnostics Holdings
10.750%, 01/15/18 (B)	3,505	3,628

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aviv Healthcare Properties
7.750%, 02/15/19 (B)	$1,220	$1,247
Biomet PIK
10.375%, 10/15/17	4,800	5,292
Biomet
11.625%, 10/15/17	4,100	4,541
10.000%, 10/15/17	6,245	6,807
BioScrip
10.250%, 10/01/15	4,420	4,613
Catalent Pharma Solutions PIK
9.500%, 04/15/15	4,960	4,960
ConvaTec Healthcare E
10.500%, 12/15/18 (B)	1,220	1,263
DaVita
6.625%, 11/01/20	256	260
6.375%, 11/01/18	1,465	1,483
DJO Finance
10.875%, 11/15/14	395	421
9.750%, 10/15/17 (B)	7,456	7,568
7.750%, 04/15/18 (B)	4,080	4,065
Elan Finance PLC
8.875%, 12/01/13	1,500	1,560
Endo Pharmaceuticals Holdings
7.250%, 01/15/22 (B)	1,910	1,939
7.000%, 07/15/19 (B)	3,790	3,885
GCB Oncology (Escrow Security)
0.000%, 08/15/17	1,525	27
Giant Funding
8.250%, 02/01/18 (B)	1,200	1,251
HCA PIK
9.625%, 11/15/16	4,376	4,655
HCA
9.875%, 02/15/17	105	117
8.500%, 04/15/19	1,360	1,503
HCA Holdings
7.750%, 05/15/21 (B)	2,810	2,915
Health Management Associates
6.125%, 04/15/16	1,040	1,079
Healthsouth
8.125%, 02/15/20	2,870	3,082
7.750%, 09/15/22	745	785
7.250%, 10/01/18	510	532
Kindred Healthcare
8.250%, 06/01/19 (B)	3,220	3,204
Lantheus Medical Imaging
9.750%, 05/15/17	4,155	4,259
MedAssets
8.000%, 11/15/18 (B)	570	564
Multiplan
9.875%, 09/01/18 (B)	1,230	1,307
Mylan
7.875%, 07/15/20 (B)	1,630	1,789
7.625%, 07/15/17 (B)	3,130	3,412
6.000%, 11/15/18 (B)	1,215	1,235
OnCure Holdings
11.750%, 05/15/17	600	619
PharmaNet Development Group
10.875%, 04/15/17 (B)	3,940	4,925
Radiation Therapy Services
9.875%, 04/15/17	2,100	2,097
Radnet Management
10.375%, 04/01/18	975	997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Select Medical
7.625%, 02/01/15	$2,980	$2,950
STHI Holding
8.000%, 03/15/18 (B)	3,780	3,837
Surgical Care Affiliates PIK
8.875%, 07/15/15 (B)	1,254	1,289
Symbion PIK
11.000%, 08/23/15	1,290	1,296
Tenet Healthcare
8.875%, 07/01/19	215	237
8.000%, 08/01/20	1,150	1,169
United Surgical Partners International PIK
9.250%, 05/01/17	1,390	1,452
United Surgical Partners International
8.875%, 05/01/17	325	340
Universal Health Services
7.000%, 10/01/18	1,850	1,905
Valeant Pharmaceuticals International
7.250%, 07/15/22 (B)	595	577
7.000%, 10/01/20 (B)	8,012	7,752
6.875%, 12/01/18 (B)	1,630	1,597
6.750%, 10/01/17 (B)	787	771
6.500%, 07/15/16 (B)	170	168
Vanguard Health Holding II
8.000%, 02/01/18	2,640	2,726
VWR Funding PIK
10.250%, 07/15/15	5,111	5,341

		141,295

Industrials — 10.9%
ACCO Brands
10.625%, 03/15/15	525	586
7.625%, 08/15/15	675	672
Accuride
9.500%, 08/01/18	3,300	3,531
ACL I PIK
10.625%, 02/15/16 (B)	2,500	2,337
Actuant
6.875%, 06/15/17	2,000	2,045
Aguila 3
7.875%, 01/31/18 (B)	185	186
Aircastle
9.750%, 08/01/18	645	711
Aleris International		—
10.000%, 12/15/16 (A)	1,800
9.000%, 12/15/14 (A)	725	—
Alion Science & Technology
10.250%, 02/01/15	1,000	826
Alion Science & Technology PIK
12.000%, 11/01/14	1,830	1,880
Alliant Techsystems
6.750%, 04/01/16	1,185	1,209
American Axle & Manufacturing
7.875%, 03/01/17	2,505	2,505
American Tire Distributors
9.750%, 06/01/17	515	554
AMGH Merger Sub
9.250%, 11/01/18 (B)	2,629	2,774
Amsted Industries
8.125%, 03/15/18 (B)	775	814
ARAMARK Holdings PIK
8.625%, 05/01/16 (B)	1,180	1,201

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Associated Materials
9.125%, 11/01/17 (B)	$2,210	$2,204
Atkore International
9.875%, 01/01/18 (B)	2,035	2,137
AWAS Aviation Capital
7.000%, 10/15/16 (B)	900	923
Baker & Taylor
11.500%, 07/01/13 (B)	1,150	972
BE Aerospace
6.875%, 10/01/20	840	880
Belden
9.250%, 06/15/19	680	756
Building Materials Corp of America
6.875%, 08/15/18 (B)	2,375	2,422
6.750%, 05/01/21 (B)	1,866	1,875
Case New Holland
7.875%, 12/01/17 (B)	870	957
Casella Waste Systems
11.000%, 07/15/14	170	189
7.750%, 02/15/19 (B)	900	902
CDRT Merger Sub
8.125%, 06/01/19 (B)	5,864	5,864
CDW
8.000%, 12/15/18 (B)	700	740
Cemex Espana Luxembourg
9.250%, 05/12/20 (B)	2,539	2,514
Chart Industries
9.125%, 10/15/15	1,800	1,872
Clean Harbors
7.625%, 08/15/16	312	331
7.625%, 08/15/16 (B)	405	429
CMA CGM
8.500%, 04/15/17 (B)	1,230	1,033
Coleman Cable
9.000%, 02/15/18	2,965	3,098
Columbus McKinnon
7.875%, 02/01/19	400	406
Complete Production Services
8.000%, 12/15/16	1,000	1,045
CPM Holdings
10.625%, 09/01/14	2,105	2,284
DAE Aviation Holdings
11.250%, 08/01/15 (B)	1,065	1,108
Delta Air Lines
12.250%, 03/15/15 (B)	1,950	2,160
Ducommun
9.750%, 07/15/18 (B)	105	108
DynCorp International
10.375%, 07/01/17 (B)	4,510	4,623
Esterline Technologies
7.000%, 08/01/20	300	314
Express
8.750%, 03/01/18	700	756
General Cable
7.125%, 04/01/17	1,050	1,074
Geo Group
7.750%, 10/15/17	1,100	1,166
6.625%, 02/15/21 (B)	190	189
Global Aviation Holdings
14.000%, 08/15/13	2,750	2,702
Great Lakes Dredge & Dock
7.375%, 02/01/19 (B)	745	734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Griffon
7.125%, 04/01/18 (B)	$1,660	$1,666
Huntington Ingalls Industries
7.125%, 03/15/21 (B)	500	517
6.875%, 03/15/18 (B)	500	512
Intcomex
13.250%, 12/15/14	4,780	4,888
Interface
7.625%, 12/01/18	810	842
Interline Brands
7.000%, 11/15/18	1,335	1,352
International Lease Finance
8.750%, 03/15/17	2,560	2,800
8.625%, 09/15/15	1,035	1,122
6.250%, 05/15/19	150	147
5.750%, 05/15/16	215	212
International Wire Group Holdings
9.750%, 04/15/15 (B)	975	1,029
Iron Mountain
8.375%, 08/15/21	1,070	1,123
Kansas City Southern de Mexico
8.000%, 02/01/18	750	814
6.125%, 06/15/21 (B)	500	500
Kratos Defense & Security Solutions
10.000%, 06/01/17 (B)	1,250	1,319
10.000%, 06/01/17	2,385	2,516
Liberty Tire Recycling
11.000%, 10/01/16 (B)	2,500	2,612
Manitowoc
9.500%, 02/15/18	785	853
8.500%, 11/01/20	720	769
Marquette Transportation
10.875%, 01/15/17	750	756
Masonite International
8.250%, 04/15/21 (B)	1,160	1,153
Meritor
8.125%, 09/15/15	675	704
Mueller Water Products
8.750%, 09/01/20	585	633
7.375%, 06/01/17	1,180	1,109
Neehah Foundry PIK
15.000%, 07/29/15	93	92
Niska Gas Storage US
8.875%, 03/15/18	1,085	1,139
Nortek
8.500%, 04/15/21 (B)	1,240	1,147
Oshkosh
8.500%, 03/01/20	1,000	1,082
8.250%, 03/01/17	1,520	1,630
Ply Gem Industries
13.125%, 07/15/14	1,120	1,176
8.250%, 02/15/18 (B)	810	767
Polymer Group
7.750%, 02/01/19 (B)	1,690	1,694
Polypore International
7.500%, 11/15/17	2,105	2,226
Quality Distribution
9.875%, 11/01/18 (B)	4,000	4,075
Quality Distribution PIK
11.750%, 11/01/13	64	64
RailAmerica
9.250%, 07/01/17	740	812

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBS Global
8.500%, 05/01/18	$1,210	$1,278
Sabine Pass LNG L.P.
7.500%, 11/30/16 (B)	1,540	1,579
7.500%, 11/30/16	6,130	6,283
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	680	704
Sequa
13.500%, 12/01/15 (B)	500	545
11.750%, 12/01/15 (B)	3,400	3,689
ServiceMaster PIK
10.750%, 07/15/15 (B)	2,120	2,237
ServiceMaster
7.250%, 03/01/38	1,515	1,106
Spirit Aerosystems
7.500%, 10/01/17	935	984
Swift Services Holdings
10.000%, 11/15/18	550	582
Swift Transportation
12.500%, 05/15/17 (B)	680	722
syncreon Global Ireland
9.500%, 05/01/18 (B)	3,112	3,205
Terex
10.875%, 06/01/16	950	1,095
8.000%, 11/15/17	2,885	2,957
Thermadyne Holdings
9.000%, 12/15/17 (B)	1,500	1,568
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,330
Titan International
7.875%, 10/01/17 (B)	3,420	3,574
Tops Holding
10.125%, 10/15/15	530	562
Trimas
9.750%, 12/15/17	780	854
United Air Lines
12.000%, 11/01/13 (B)	1,155	1,239
United Air Lines, Ser 95A1
9.560%, 10/19/18	471	137
9.020%, 04/19/12 (A)	300	120
United Maritime Group
11.750%, 06/15/15	4,200	4,389
USG
8.375%, 10/15/18 (B)	1,255	1,236
6.300%, 11/15/16	1,485	1,307
WCA Waste
7.500%, 06/15/19 (B)	1,400	1,398

		165,130

Information Technology — 6.1%
Advanced Micro Devices
7.750%, 08/01/20	1,075	1,107
Amkor Technology
7.375%, 05/01/18	1,700	1,728
Aspect Software
10.625%, 05/15/17	3,700	3,977
Audatex North America
6.750%, 06/15/18 (B)	1,225	1,231
Avaya PIK
10.125%, 11/01/15	2,883	2,962
Avaya
9.750%, 11/01/15	960	979
7.000%, 04/01/19 (B)	3,490	3,377

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brocade Communications Systems
6.625%, 01/15/18	$440	$464
CommScope
8.250%, 01/15/19 (B)	1,920	1,978
Compucom Systems
12.500%, 10/01/15 (B)	5,880	6,189
Eagle Parent
8.625%, 05/01/19 (B)	2,290	2,207
Fidelity National Information Services
7.875%, 07/15/20	600	637
7.625%, 07/15/17	1,230	1,305
First Data
12.625%, 01/15/21 (B)	1,709	1,829
11.250%, 03/31/16	1,190	1,172
9.875%, 09/24/15	1,540	1,582
8.875%, 08/15/20 (B)	830	886
8.250%, 01/15/21 (B)	1,052	1,031
7.375%, 06/15/19 (B)	315	317
First Data PIK
10.550%, 09/24/15	4,105	4,259
8.750%, 01/15/22 (B)	1,055	1,031
Freescale Semiconductor
10.125%, 03/15/18 (B)	240	266
9.250%, 04/15/18 (B)	4,750	5,118
8.050%, 02/01/20 (B)	715	719
GXS Worldwide
9.750%, 06/15/15	5,780	5,852
iGate
9.000%, 05/01/16 (B)	7,795	7,873
Iron Mountain
8.750%, 07/15/18	1,020	1,060
MagnaChip Semiconductor
10.500%, 04/15/18	2,000	2,190
Mantech International
7.250%, 04/15/18	485	507
MEMC Electronic Materials
7.750%, 04/01/19 (B)	790	780
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (B)	2,990	3,349
NXP Funding LLC
10.000%, 07/15/13 (B)	489	548
9.500%, 10/15/15	30	32
Open Solutions
9.750%, 02/01/15 (B)	4,200	2,520
Sabre Holdings
8.350%, 03/15/16	1,380	1,214
Seagate HDD Cayman
7.750%, 12/15/18 (B)	1,165	1,223
Sensata Technologies BV
6.500%, 05/15/19 (B)	3,078	3,070
Smart Modular Technologies
5.804%, 04/01/12 (C)	670	670
Spansion
7.875%, 11/15/17 (B)	1,275	1,294
SSI Investments II
11.125%, 06/01/18	855	945
STATS ChipPAC
7.500%, 08/12/15 (B)	2,375	2,517
Stratus Technologies Bermuda
12.000%, 03/29/15	2,300	2,260
Stream Global Services
11.250%, 10/01/14	1,000	1,065

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sungard Data Systems
10.250%, 08/15/15	$3,933	$4,071
7.375%, 11/15/18	810	810
Travelport
9.000%, 03/01/16	210	187
Unisys
12.750%, 10/15/14 (B)	898	1,046
Zayo Group
10.250%, 03/15/17	865	952

		92,386

Materials — 6.4%
AK Steel
7.625%, 05/15/20	1,853	1,899
Aleris International
7.625%, 02/15/18 (B)	955	953
Algoma Acquisition
9.875%, 06/15/15 (B)	1,415	1,316
APERAM
7.750%, 04/01/18 (B)	1,020	1,028
Appleton Papers
10.500%, 06/15/15 (B)	940	980
ARD Finance PIK
11.125%, 06/01/18 (B)	1,556	1,590
Ardagh Packaging Finance
9.125%, 10/15/20 (B)	1,260	1,326
7.375%, 10/15/17 (B)	300	309
Ashland
9.125%, 06/01/17	1,845	2,076
Berry Plastics
10.250%, 03/01/16	710	690
9.750%, 01/15/21	1,755	1,698
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,381
BWAY Holding
10.000%, 06/15/18	1,130	1,233
Cascades
7.750%, 12/15/17	700	730
Celanese US Holdings
6.625%, 10/15/18	550	580
Cemex
9.000%, 01/11/18 (B)	3,220	3,276
CF Industries
6.875%, 05/01/18	4,225	4,790
Chemtura
7.875%, 09/01/18	1,205	1,262
Clearwater Paper
10.625%, 06/15/16	640	718
7.125%, 11/01/18	865	887
Domtar
9.500%, 08/01/16	275	337
Ferro
7.875%, 08/15/18	800	830
FMG Resources August 2006 Pty
7.000%, 11/01/15 (B)	1,505	1,535
6.875%, 02/01/18 (B)	210	213
6.375%, 02/01/16 (B)	100	100
Georgia-Pacific LLC
8.250%, 05/01/16 (B)	890	1,009
8.000%, 01/15/24	2,805	3,331
7.125%, 01/15/17 (B)	3,500	3,690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graham Packaging
8.250%, 01/01/17	$95	$106
8.250%, 10/01/18	1,110	1,235
Graphic Packaging International
9.500%, 06/15/17	1,265	1,385
7.875%, 10/01/18	1,170	1,240
Headwaters
7.625%, 04/01/19	1,215	1,106
Hexion US Finance
9.000%, 11/15/20	1,430	1,466
8.875%, 02/01/18	1,725	1,794
Huntsman International
8.625%, 03/15/20	435	474
8.625%, 03/15/21	255	277
Ineos Group Holdings PLC
8.500%, 02/15/16 (B)	1,030	1,017
JMC Steel Group
8.250%, 03/15/18 (B)	1,215	1,233
Kinove German Bondco GmbH
9.625%, 06/15/18 (B)	500	521
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (B)	1,505	1,512
Lyondell Chemical
11.000%, 05/01/18	5,010	5,611
MacDermid
9.500%, 04/15/17 (B)	1,045	1,087
Midwest Vanadium Pty
11.500%, 02/15/18 (B)	1,100	1,097
Millar Western Forest Products
8.500%, 04/01/21 (B)	1,135	1,021
Mirabela Nickel
8.750%, 04/15/18 (B)	1,425	1,418
Momentive Performance Materials
9.000%, 01/15/21 (B)	1,860	1,897
Momentive Performance Materials PIK
2.089%, 06/04/17 (J)	1,700	1,487
Nalco
6.625%, 01/15/19 (B)	145	149
NewPage
11.375%, 12/31/14	420	392
Nexeo Solutions
8.375%, 03/01/18 (B)	1,610	1,630
Noranda Aluminium Acquisition PIK
4.417%, 05/15/15 (C)	1,786	1,693
Nova Chemicals
8.625%, 11/01/19	350	390
Novelis
8.750%, 12/15/20	835	902
8.375%, 12/15/17	1,920	2,050
Packaging Dynamics
8.750%, 02/01/16 (B)	2,509	2,547
PH Glatfelter
7.125%, 05/01/16	250	258
PolyOne
7.375%, 09/15/20	495	518
Pregis
12.375%, 10/15/13	3,581	3,550
Rain CII Carbon
8.000%, 12/01/18 (B)	310	330
Reichhold Industries
9.000%, 08/15/14 (B)	1,969	1,767

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rhodia
6.875%, 09/15/20 (B)	$1,970	$2,307
Ryerson
12.000%, 11/01/15	1,215	1,291
Solutia
8.750%, 11/01/17	1,150	1,248
7.875%, 03/15/20	865	925
Standard Steel
12.000%, 05/01/15 (B)	2,850	3,349
Verso Paper Holdings
11.500%, 07/01/14	1,152	1,227
8.750%, 02/01/19 (B)	901	802
Vertellus Specialties
9.375%, 10/01/15 (B)	3,390	3,509
Vulcan Materials
7.500%, 06/15/21	280	280
6.500%, 12/01/16	280	278

		98,143

Telecommunication Services — 4.9%
Buccaneer Merger Sub
9.125%, 01/15/19 (B)	2,340	2,434
Cincinnati Bell
8.375%, 10/15/20	1,465	1,461
Clearwire Communications
12.000%, 12/01/15 (B)	2,675	2,856
12.000%, 12/01/15 (B)	3,300	3,535
12.000%, 12/01/17 (B)	1,719	1,801
Cogent Communications Group
8.375%, 02/15/18 (B)	590	606
Cricket Communications
7.750%, 10/15/20	1,815	1,779
7.750%, 10/15/20 (B)	120	117
Crown Castle International
9.000%, 01/15/15	1,365	1,481
Digicel Group
10.500%, 04/15/18 (B)	1,145	1,282
8.250%, 09/01/17 (B)	2,244	2,328
EH Holding
7.625%, 06/15/21 (B)	2,340	2,387
6.500%, 06/15/19 (B)	590	600
Frontier Communications
8.500%, 04/15/20	910	992
GCI
8.625%, 11/15/19	520	569
Inmarsat Finance
7.375%, 12/01/17 (B)	2,125	2,253
Integra Telecom Holdings
10.750%, 04/15/16 (B)	965	975
Intelsat Jackson Holding
7.250%, 10/15/20 (B)	1,305	1,298
Intelsat Jackson Holdings
7.250%, 04/01/19 (B)	1,865	1,851
Intelsat Luxembourg PIK
11.500%, 02/04/17	2,112	2,270
11.500%, 02/04/17 (B)	3,915	4,209
Intelsat Luxembourg
11.250%, 02/04/17	2,750	2,953
ITC Deltacom
10.500%, 04/01/16	690	721
Level 3 Communications
11.875%, 02/01/19 (B)	670	723

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Escrow
8.125%, 07/01/19 (B)	$440	$442
Level 3 Financing
10.000%, 02/01/18	3,320	3,565
9.375%, 04/01/19 (B)	1,105	1,138
Lucent Technologies
6.450%, 03/15/29	1,740	1,566
MetroPCS Wireless
7.875%, 09/01/18	1,050	1,112
NII Capital
10.000%, 08/15/16	845	980
7.625%, 04/01/21	590	617
PAETEC Holding
9.875%, 12/01/18 (B)	1,960	2,031
8.875%, 06/30/17	700	735
Sable International Finance MTN
7.750%, 02/15/17 (B)	590	593
Satmex Escrow
9.500%, 05/15/17 (B)	640	653
SBA Telecommunications
8.250%, 08/15/19	305	326
8.000%, 08/15/16	200	213
Sprint Capital
8.750%, 03/15/32	5,295	5,732
Telcordia Technologies
11.000%, 05/01/18 (B)	3,040	3,838
Telesat Canada
12.500%, 11/01/17	760	912
Trilogy International Partners
10.250%, 08/15/16 (B)	60	61
Virgin Media Finance PLC
8.375%, 10/15/19	670	747
West
7.875%, 01/15/19 (B)	1,205	1,169
Wind Acquisition Finance
11.750%, 07/15/17 (B)	3,018	3,417
7.250%, 02/15/18 (B)	610	634
Windstream
8.125%, 09/01/18	585	620
7.750%, 10/01/21	1,490	1,557
7.500%, 04/01/23	330	330

		74,469

Utilities — 1.3%
AES
9.750%, 04/15/16	1,755	1,992
7.750%, 03/01/14	50	54
Calpine
7.875%, 07/31/20 (B)	2,737	2,860
7.500%, 02/15/21 (B)	2,212	2,256
7.250%, 10/15/17 (B)	300	304
Calpine Generating
0.000%, 04/01/11 (A) (C)	1,600	224
Edison Mission Energy
7.625%, 05/15/27	1,700	1,249
Elwood Energy
8.159%, 07/05/26	734	727
Energy Future Holdings
10.000%, 01/15/20	245	260
Energy Future Intermediate Holding
10.000%, 12/01/20	1,489	1,588
GenOn Energy
9.500%, 10/15/18	965	1,004

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant (Escrow Security)
0.000%, 07/15/04 (A)	$450	$5
Mirant Americas Generation LLC
8.500%, 10/01/21	1,130	1,158
North American Energy Alliance
10.875%, 06/01/16 (B)	1,100	1,210
NRG Energy
8.250%, 09/01/20	1,555	1,586
7.625%, 01/15/18 (B)	1,120	1,123
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,935

		20,535

Total Corporate Obligations (Cost $1,214,042) ($ Thousands)		1,253,108

COLLATERALIZED DEBT OBLIGATIONS — 7.6%

Financials — 2.7%
ACAS CLO, Ser 2007-1A, Cl A1J
0.584%, 04/20/21 (B) (C)	5,207	4,400
CIFC Funding, Ser 2007-3A, Cl B
1.524%, 07/26/21 (B) (C)	2,500	1,787
CIT CLO, Ser 2007-1A, Cl D
2.247%, 06/20/21 (B) (C)	2,800	2,170
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.247%, 12/22/20 (C)	2,386	1,670
Commercial Industrial Finance, Ser 2006-2A
4.254%, 03/01/21 (B) (C)	3,138	2,118
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
1.854%, 03/01/21 (B) (C)	1,980	1,346
Commercial Industrial Finance, Ser 2007-1A
4.167%, 05/10/21 (C)	2,009	1,326
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.174%, 04/23/21 (B) (C)	1,708	1,315
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.573%, 08/01/21 (B) (C)	13,798	11,866
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.773%, 08/01/21 (B) (C)	14,055	11,104
Rockwall CDO, Ser 2006-1A, Cl A2L
0.923%, 08/01/21 (B) (C)	3,017	2,203

		41,305

Other Asset-Backed Securities — 4.9%
ARES CLO Funds, Ser 2006-5RA, Cl D
2.158%, 02/24/18 (B) (C)	1,259	948
Colts Trust, Ser 2007-1A, Cl A
0.477%, 03/20/21 (B) (C)	2,003	1,831
Equinox Funding, Ser 2000-1A, Cl A
0.887%, 11/15/12 (B) (C)	3,094	3,017
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.861%, 11/15/20 (B) (C)	694	476
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.731%, 11/15/20 (B) (C)	3,157	2,699
Grayson CLO, Ser 2006-1A, Cl A1B
0.633%, 11/01/21 (B) (C)	5,115	4,143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.026%, 04/17/21 (B) (C)	$2,386	$1,741
Lightpoint CLO, Ser 2007-7A, Cl D
4.261%, 05/15/21 (B) (C)	2,956	1,951
Newstar Trust, Ser 2007-1A, Cl A1
0.494%, 09/30/22 (B) (C)	7,404	6,812
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.523%, 08/01/24 (B) (C)	45,600	39,216
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.773%, 01/29/20 (B) (C)	3,183	2,928
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.754%, 02/28/16 (B) (C)	7,899	6,793
Westwood CDO, Ser 2007-2A, Cl D
2.074%, 04/25/22 (B) (C)	3,367	2,265

		74,820

Total Collateralized Debt Obligations (Cost $109,996) ($ Thousands)		116,125

LOAN PARTICIPATIONS — 5.3%
AL Gulf Coast Terminals
6.750%, 06/02/16	475	475
Alliance Laundry Systems
6.750%, 09/23/16	44	44
6.250%, 09/23/16	1,456	1,463
Alliant Holdings I
7.250%, 08/21/14	487	488
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	753	743
4.000%, 06/10/18	222	219
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	300	301
Attachmate 1st Lien Term Loan
6.500%, 02/25/17	1,750	1,749
Boston Generating, 2nd Lien
8.500%, 06/20/14	700	16
Boston Generating, Mezzanine
11.250%, 12/20/16	222	—
Brock Holdings
10.500%, 03/16/18	390	399
Central Parking
2.563%, 05/22/14	608	519
Central Parking, 1st Lien
2.500%, 05/22/14	1,419	1,211
Claire’s Stores
3.057%, 05/27/14	717	657
3.023%, 05/27/14	150	138
Clear Channel
3.841%, 01/29/16	306	259
CTV, Term Loan B-14
0.000%, 12/27/14 (I)	555	558
First Data
4.186%, 03/24/18	2,333	2,145
2.936%, 09/24/14	248	230
First Data, Initial Tranche B-1
2.936%, 09/24/14	2,208	2,043
First Data, Initial Tranche B-2
2.945%, 09/24/14	292	271
Firth Rixson, Facility B
4.807%, 12/18/15	500	469

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Firth Rixson, Facility C
5.307%, 12/20/16	$500	$471
Gambro Aktiebolag
4.935%, 05/24/16	665	660
4.435%, 11/24/16	514	514
Georgia Pacific
2.307%, 12/20/12	174	174
Guitar Center, Extended Term Loan
5.500%, 04/09/17	1,833	1,717
Harbinger
10.000%, 01/28/12	4,740	4,740
Harrah’s Operating
9.500%, 01/28/15	2,955	3,077
3.307%, 01/28/15	4	4
3.274%, 01/28/15	1,226	1,104
3.243%, 01/28/15	8	7
Ineos Group, Term Loan B-2
7.500%, 12/16/13	1,203	1,236
Ineos Group, Term Loan C-2
8.000%, 12/16/14	1,380	1,425
Infor Global Enterprise Solutions
6.441%, 03/02/14	917	786
Infor Global Solutions
8.200%, 08/29/14	3,930	2,885
Infor Global Solutions, 2nd Lien
6.441%, 03/02/14	1,583	1,357
Intelsat Jackson Holding
2.775%, 02/01/14	2,100	1,990
Kalispel Tribal Economic Authority
5.750%, 01/31/17	2,800	2,737
Level 3 Financing
0.000%, 04/11/12 (I)	466	466
Medical Card
12.000%, 09/15/15	1,477	1,528
Merrill Communications
7.500%, 12/24/12	1,100	1,097
Metroflag, 2nd Lien
14.000%, 01/06/09 (A)	300	—
MGM Mirage
7.000%, 02/21/14	902	879
MGM MIrage
7.000%, 02/21/14	87	85
MGM Mirage Term Loan C
0.000%, 02/21/14 (I)	500	487
NCO Group
8.000%, 05/15/13	931	917
Nelson Edu Term Loan B-1L
2.807%, 07/05/14	1,000	904
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	910	968
NXP BV/Commitment
4.500%, 03/07/17	718	720
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,582	2,608
PQ
6.700%, 06/14/14	1,297	1,270
Realogy
13.500%, 10/15/17	865	918
Realogy, Term B Loan
4.518%, 10/10/13	709	663
Rite Aid
4.500%, 02/17/18	2,138	2,105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shield Finance
7.750%, 06/15/16	$1,455	$1,459
Simmons Holdco Unsecured
0.000%, 02/15/12 (I)	1,697	—
Smart Technologies
7.191%, 08/28/15	408	403
SpringLeaf Financial
5.500%, 05/06/17	1,860	1,821
Summit Material
6.500%, 12/03/15	1,297	1,292
Sun Healthcare
7.500%, 09/23/16	2,763	2,747
Targa Resources
3.307%, 02/09/15	850	846
3.254%, 02/09/15	866	862
Texas Competitive Electric Holdings, Extending Term Loan
4.768%, 10/10/17	413	323
4.690%, 10/10/17	389	304
3.690%, 10/10/14	5,192	4,387
0.000%, 10/10/14 (I)	650	549
0.000%, 10/10/17 (I)	1,030	805
Tronox
7.000%, 10/14/15	1,403	1,412
Vertafore
9.750%, 10/27/17	450	456
Walter Investment Management
0.000%, 06/17/16 (I)	3,100	3,038
Warner Music
0.000%, 11/07/11 (I)	4,200	—
Wide Open West Finance
6.436%, 06/27/15	3,075	2,939
Zuffa
7.500%, 06/18/15	1,719	1,727

Total Loan Participations (Cost $77,827) ($ Thousands)		80,266

ASSET-BACKED SECURITIES — 0.3%

Other Asset-Backed Securities — 0.3%
Airplanes Pass-Through Trust, Ser 2001-1A
0.737%, 03/15/19 (C)	1,657	1,114
Cajun Global LLC, Ser 2011 -1A
5.955%, 02/20/41 (B)	1,270	1,308
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,169	1,184

Total Asset-Backed Securities (Cost $3,236) ($ Thousands)		3,606

MUNICIPAL BONDS — 0.6%
Buckeye Tobacco Settlement Finance Authority
5.125%, 06/01/24	610	499
Buckeye Tobacco Settlement Finance Authority
5.375%, 06/01/24	210	173

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Golden State Tobacco Securitization
5.750%, 06/01/47	$2,510	$1,830
5.125%, 06/01/47	3,435	2,255
4.500%, 06/01/27	335	278
New Jersey Tobacco Settlement Financing
5.000%, 06/01/41	5,195	3,541
4.750%, 06/01/34	575	398

Total Municipal Bonds (Cost $8,252) ($ Thousands)		8,974

AUCTION RATE PREFERRED SECURITIES (C) — 0.6%
BlackRock Insured Municipal Income Trust	13,750	1,293
BlackRock Municipal Income Trust	13,250	1,245
BlackRock Municipal Income Trust	28,250	2,656
BlackRock MuniVest Fund	12,750	1,198
Invesco Insured Municipal Trust	19,000	1,634
Invesco Van Kampen Senior Income Trust	18,250	1,624

Total Auction Rate Preferred Securities (Cost $9,002) ($ Thousands)		9,650

PREFERRED STOCK — 0.4%
Ally Financial (B) (C)	48	4,270
Dana Holding (B)	5	852
General Motors	5	234
GMAC Capital Trust I (C)	45	1,152

Total Preferred Stock (Cost $5,344) ($ Thousands)		6,508

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/37	970	941
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,788
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,715	999
Live Nation Entertainment
2.875%, 07/15/27	861	809
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	2,200	5
Vector Group CV to 59.3618
12.921%, 06/15/26 (C)	415	483

Total Convertible Bonds (Cost $4,797) ($ Thousands)		5,025

COMMON STOCK — 0.3%
Aventine Renewable Energy Holdings * (B)	66,907	803
Core-Mark Holding *	740	26
Dana Holding *	64,570	1,182
Delta Air Lines *	2,256	21
Dex One *	31,547	80
LyondellBasell Industries, Cl A	64,162	2,471
Neenah Enterprises * (J)	17,244	78

Description	Shares	Market Value ($ Thousands)

Shreveport Gaming Holdings	13,948	$—
United Continental Holdings *	35	1
VSS AHC, Cl A * (G) (H) (J)	38,453	459
Winn-Dixie Stores *	642	5

Total Common Stock (Cost $5,225) ($ Thousands)		5,126

	Number of Warrants

WARRANT — 0.0%
Alion Science & Technology, Expires 03/15/17 * (G)	1,790	—

Total Warrant (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.140% ** † (D)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030% ** †	10,661,947	10,662

Total Cash Equivalent (Cost $10,662) ($ Thousands)		10,662

Total Investments — 98.5% (Cost $1,448,389) ($ Thousands) ‡‡		$1,499,056

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

A summary of outstanding swap agreements held by the Fund at June 30, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 15	BUY	5.00	12/20/15	11,000	$(61)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	(1,513)

						$(1,574)

Percentages are based on a Net Assets of $1,521,237($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2011. The date reported on the Schedule of Investments is the next reset date.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2011 was $6 ($ Thousands).

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2011. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $0 ($ Thousands).

(G)	Security considered illiquid. The total market value of such securities as of June 30, 2011 was $729 ($ Thousands) and represented 0.05% of Net Assets.

(H)	Security considered restricted. The total market value of such securities as of June 30, 2011 was $560 ($ Thousands) and represented 0.04% of Net Assets.

(I)	Unsettled bank loans. Interest rate not available.

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2011 was $2,099 ($ Thousands) and represented 0.14% of Net Assets.

(K)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

‡‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,448,389 ($ Thousands), and the unrealized appreciation and depreciation were $80,763 ($ Thousands) and $(30,096) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2011

A summary of restricted securities held by the Fund as of June 30, 2011, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Quebecore Media	$1,915	09/24/09	09/24/09	$—	$101	0.01%
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	459	0.03

				$485	$560	0.04%

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,236,478	$16,630	$1,253,108
Collateralized Debt	—	—
Obligations			116,125	116,125
Asset-Backed Securities	—	3,606	—	3,606
Auction Rate Preferred	—	—
Securities			9,650	9,650
Preferred Stock	1,086	5,422	—	6,508
Common Stock	3,786	804	536	5,126
Convertible Bonds	—	5,021	4	5,025
Warrant	—	—	—	—
Loan Participations	—	68,207	12,059	80,266
Affiliated Partnership	—	6	—	6
Municipal Bonds	—	8,974	—	8,974
Cash Equivalent	10,662	—	—	10,662

Total Investments in Securities	$15,534	$1,328,518	$155,004	$1,499,056

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(1,574)	$—	$(1,574)

*	Swaps are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Auction Rate Preferred Securities	Common Stock	Convertible Bonds	Loan Participations	Warrant
Beginning balance as of October 1, 2010	$13,812	$38,280	$6,515	$2,273	$4	$10,626	$—
Accrued discounts/premiums	(326)	784	—	—	—	(31)	—
Realized gain/(loss)	(728)	(996)	179	—	—	(160)	(8)
Change in unrealized appreciation/(depreciation)	1,635	18,954	748	(102)	—	357	8
Net purchases/sales	675	59,103	(1,050)	—	—	924	—
Net transfer in and/or out of Level 3	1,562	—	3,258	(1,635)	—	343	—

Ending balance as of June 30, 2011	$16,630	$116,125	$9,650	$536	$4	$12,059	$—

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$35	$3,418	$311	$(102)	$—	$(13)	$—

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 94.1%
U.S. Treasury Inflation Protected Securities
3.000%, 07/15/12 (A)	$18,450	$19,252
2.000%, 01/15/14 to 01/15/16 (A)	92,325	100,791
1.875%, 07/15/13 to 07/15/15	36,806	39,658
1.625%, 01/15/15	37,103	40,245
1.250%, 04/15/14	29,251	31,032
0.625%, 04/15/13	34,662	35,683
0.500%, 04/15/15	47,817	49,872
0.125%, 04/15/16 (A)	20,811	21,281

Total U.S. Treasury Obligations (Cost $330,221) ($ Thousands)		337,814

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%* ††	19,537,687	19,538

Total Cash Equivalent (Cost $19,538) ($ Thousands)		19,538

AFFILIATED PARTNERSHIP — 18.4%
SEI Liquidity Fund, L.P.
0.140%* † (B)	66,257,210	66,257

Total Affiliated Partnership (Cost $66,257) ($ Thousands)		66,257

Total Investments — 117.9% (Cost $416,016) ($ Thousands) ‡		$423,609

Percentages are based on a Net Assets of $359,183 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 was $58,252 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities on loan. The total value of such securities as of June 30, 2011 was $ 66,257 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $416,016 ($ Thousands), and the unrealized appreciation and depreciation were $8,034 ($ Thousands) and $ (441) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2011

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$337,814	$—	$337,814
Cash Equivalent	19,538	—	—	19,538
Affiliated Partnership	—	66,257	—	66,257

Total Investments in Securities	$19,538	$404,071	$—	$423,609

During the year ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 94.5%
AQR Diversified Arbitrage Fund, Class I	3,078,770	$34,575
AQR Managed Futures Strategy Fund, Class I	2,835,971	28,104
Driehaus Active Income Fund	3,429,741	38,070
DWS Disciplined Market Neutral Fund, Institutional Class	1,193,954	11,569
Eaton Vance Global Macro Absolute Return Fund, Class I	2,629,192	26,713
JPMorgan Research Market Neutral Fund, Institutional Class	1,743,324	26,655
Managers AMG Funds - FQ Global Alternative Fund, Institutional Class	1,506,031	14,699
Merger Fund	2,557,449	41,533
TFS Market Neutral Fund	2,529,544	39,259
Turner Spectrum Fund, Institutional Class	1,129,450	13,474

Total Registered Investment Companies (Cost $273,682) ($ Thousands)		274,651

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.030%* †	15,509,822	15,510

Total Cash Equivalent (Cost $15,510) ($ Thousands)		15,510

Total Investments — 99.8% (Cost $289,192) ($ Thousands) ‡		$290,161

Percentages are based on Net Assets of $290,610 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2011.

†	Investment in Affiliated Security.

Cl — Class

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $289,192 ($ Thousands), and the unrealized appreciation and depreciation were $3,538 ($ Thousands) and ($2,569) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$274,651	$—	$—	$274,651
Cash Equivalent	15,510	—	—	15,510

Total Investments in Securities	$290,161	$—	$—	$290,161

During the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: August 26, 2011

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 26, 2011